UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (51.8%)
3M Co. (Miscellaneous Manufacturing)	2,420	$215,888
Abbott Laboratories (Pharmaceuticals)	5,500	337,095
Abercrombie & Fitch Co. - Class A (Retail)	308	15,280
Accenture PLC - Class A (Computers)	2,244	144,738
ACE, Ltd. (Insurance)	1,188	86,962
Adobe Systems, Inc.* (Software)	1,716	58,876
Advanced Micro Devices, Inc.* (Semiconductors)	2,068	16,585
Aetna, Inc. (Healthcare - Services)	1,232	61,797
AFLAC, Inc. (Insurance)	1,628	74,872
Agilent Technologies, Inc.* (Electronics)	1,232	54,836
AGL Resources, Inc. (Gas)	396	15,531
Air Products & Chemicals, Inc. (Chemicals)	748	68,666
Airgas, Inc. (Chemicals)	220	19,573
Akamai Technologies, Inc.* (Internet)	616	22,607
Alcoa, Inc. (Mining)	3,740	37,475
Allegheny Technologies, Inc. (Iron/Steel)	352	14,492
Allergan, Inc. (Pharmaceuticals)	1,056	100,774
Allstate Corp. (Insurance)	1,760	57,939
Alpha Natural Resources, Inc.* (Coal)	748	11,377
Altera Corp. (Semiconductors)	1,144	45,554
Altria Group, Inc. (Agriculture)	7,128	220,041
Amazon.com, Inc.* (Internet)	1,276	258,403
Ameren Corp. (Electric)	836	27,237
American Electric Power, Inc. (Electric)	1,672	64,506
American Express Co. (Diversified Financial Services)	3,564	206,213
American International Group, Inc.* (Insurance)	1,892	58,330
American Tower Corp. (REIT)	1,364	85,959
Ameriprise Financial, Inc. (Diversified Financial Services)	792	45,247
AmerisourceBergen Corp. (Pharmaceuticals)	880	34,918
Amgen, Inc. (Biotechnology)	2,772	188,468
Amphenol Corp. - Class A (Electronics)	572	34,188
Anadarko Petroleum Corp. (Oil & Gas)	1,760	137,878
Analog Devices, Inc. (Semiconductors)	1,056	42,662
Aon Corp. (Insurance)	1,144	56,125
Apache Corp. (Oil & Gas)	1,320	132,581
Apartment Investment and Management Co. - Class A (REIT)	440	11,620
Apollo Group, Inc. - Class A* (Commercial Services)	396	15,301
Apple Computer, Inc.* (Computers)	3,256	1,951,874
Applied Materials, Inc. (Semiconductors)	4,488	55,831
Archer-Daniels-Midland Co. (Agriculture)	2,288	72,438
Assurant, Inc. (Insurance)	308	12,474
AT&T, Inc. (Telecommunications)	20,680	645,836
Autodesk, Inc.* (Software)	792	33,517
Automatic Data Processing, Inc. (Commercial Services)	1,716	94,706
AutoNation, Inc.* (Retail)	176	6,039
AutoZone, Inc.* (Retail)	88	32,718
AvalonBay Communities, Inc. (REIT)	352	49,755
Avery Dennison Corp. (Household Products/Wares)	352	10,606
Avon Products, Inc. (Cosmetics/Personal Care)	1,496	28,963
Baker Hughes, Inc. (Oil & Gas Services)	1,540	64,588
Ball Corp. (Packaging & Containers)	528	22,641
Bank of America Corp. (Banks)	37,488	358,760
Bank of New York Mellon Corp. (Banks)	4,224	101,925
Bard (C.R.), Inc. (Healthcare - Products)	308	30,406
Baxter International, Inc. (Healthcare - Products)	1,936	115,734
BB&T Corp. (Banks)	2,420	75,964
Beam, Inc. (Beverages)	528	30,925
Becton, Dickinson & Co. (Healthcare - Products)	748	58,082
Bed Bath & Beyond, Inc.* (Retail)	836	54,984
Bemis Co., Inc. (Packaging & Containers)	352	11,366
Berkshire Hathaway, Inc. - Class B* (Insurance)	6,160	499,884
Best Buy Co., Inc. (Retail)	1,012	23,964
Big Lots, Inc.* (Retail)	220	9,464
Biogen Idec, Inc.* (Biotechnology)	836	105,311
BlackRock, Inc. (Diversified Financial Services)	352	72,125
BMC Software, Inc.* (Software)	572	22,972
Boeing Co. (Aerospace/Defense)	2,596	193,065
BorgWarner, Inc.* (Auto Parts & Equipment)	396	33,399
Boston Properties, Inc. (REIT)	528	55,435
Boston Scientific Corp.* (Healthcare - Products)	5,060	30,259
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,896	198,990
Broadcom Corp. - Class A (Semiconductors)	1,716	67,439
Brown-Forman Corp. (Beverages)	352	29,353
C.H. Robinson Worldwide, Inc. (Transportation)	572	37,460
CA, Inc. (Software)	1,276	35,167
Cablevision Systems Corp. NY - Class A (Media)	748	10,981
Cabot Oil & Gas Corp. (Oil & Gas)	748	23,315
Cameron International Corp.* (Oil & Gas Services)	880	46,490
Campbell Soup Co. (Food)	616	20,852
Capital One Financial Corp. (Banks)	1,936	107,913
Cardinal Health, Inc. (Pharmaceuticals)	1,188	51,215
CareFusion Corp.* (Healthcare - Products)	792	20,537
CarMax, Inc.* (Retail)	792	27,443
Carnival Corp. - Class A (Leisure Time)	1,584	50,815

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	2,244	$239,031
CBRE Group, Inc. - Class A* (Real Estate)	1,144	22,834
CBS Corp. - Class B (Media)	2,288	77,586
Celgene Corp.* (Biotechnology)	1,540	119,381
CenterPoint Energy, Inc. (Gas)	1,496	29,501
CenturyLink, Inc. (Telecommunications)	2,156	83,329
Cerner Corp.* (Software)	528	40,213
CF Industries Holdings, Inc. (Chemicals)	220	40,183
Chesapeake Energy Corp. (Oil & Gas)	2,332	54,032
Chevron Corp. (Oil & Gas)	6,908	740,814
Chipotle Mexican Grill, Inc.* (Retail)	88	36,784
CIGNA Corp. (Healthcare - Services)	1,012	49,841
Cincinnati Financial Corp. (Insurance)	572	19,740
Cintas Corp. (Textiles)	396	15,492
Cisco Systems, Inc. (Telecommunications)	18,788	397,366
Citigroup, Inc. (Banks)	10,208	373,102
Citrix Systems, Inc.* (Software)	660	52,081
Cliffs Natural Resources, Inc. (Iron/Steel)	484	33,522
Clorox Co. (Household Products/Wares)	440	30,250
CME Group, Inc. (Diversified Financial Services)	220	63,653
CMS Energy Corp. (Electric)	880	19,360
Coach, Inc. (Apparel)	1,012	78,207
Coca-Cola Co. (Beverages)	7,920	586,159
Coca-Cola Enterprises, Inc. (Beverages)	1,056	30,202
Cognizant Technology Solutions Corp.* (Computers)	1,056	81,259
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,672	163,488
Comcast Corp. - Class A (Media)	9,416	282,574
Comerica, Inc. (Banks)	704	22,781
Computer Sciences Corp. (Computers)	528	15,808
ConAgra Foods, Inc. (Food)	1,452	38,130
ConocoPhillips (Oil & Gas)	4,488	341,133
CONSOL Energy, Inc. (Coal)	792	27,007
Consolidated Edison, Inc. (Electric)	1,012	59,121
Constellation Brands, Inc.* (Beverages)	616	14,531
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	572	36,579
Corning, Inc. (Telecommunications)	5,324	74,962
Costco Wholesale Corp. (Retail)	1,540	139,832
Coventry Health Care, Inc. (Healthcare - Services)	484	17,216
Covidien PLC (Healthcare - Products)	1,672	91,425
Crown Castle International Corp.* (Telecommunications)	880	46,939
CSX Corp. (Transportation)	3,652	78,591
Cummins, Inc. (Machinery - Diversified)	660	79,226
CVS Caremark Corp. (Retail)	4,532	203,034
D.R. Horton, Inc. (Home Builders)	968	14,685
Danaher Corp. (Miscellaneous Manufacturing)	1,980	110,880
Darden Restaurants, Inc. (Retail)	440	22,510
DaVita, Inc.* (Healthcare - Services)	308	27,772
Dean Foods Co.* (Food)	660	7,993
Deere & Co. (Machinery - Diversified)	1,408	113,907
Dell, Inc.* (Computers)	5,324	88,378
Denbury Resources, Inc.* (Oil & Gas)	1,364	24,866
DENTSPLY International, Inc. (Healthcare - Products)	484	19,423
Devon Energy Corp. (Oil & Gas)	1,408	100,137
DeVry, Inc. (Commercial Services)	220	7,451
Diamond Offshore Drilling, Inc. (Oil & Gas)	264	17,622
DIRECTV - Class A* (Media)	2,376	117,232
Discover Financial Services (Diversified Financial Services)	1,848	61,612
Discovery Communications, Inc. - Class A* (Media)	924	46,754
Dollar Tree, Inc.* (Retail)	396	37,418
Dominion Resources, Inc. (Electric)	1,980	101,396
Dover Corp. (Miscellaneous Manufacturing)	660	41,540
Dr. Pepper Snapple Group, Inc. (Beverages)	748	30,077
DTE Energy Co. (Electric)	572	31,477
Duke Energy Corp. (Electric)	4,664	97,991
Dun & Bradstreet Corp. (Software)	176	14,912
E*TRADE Financial Corp.* (Diversified Financial Services)	880	9,636
E.I. du Pont de Nemours & Co. (Chemicals)	3,256	172,242
Eastman Chemical Co. (Chemicals)	484	25,018
Eaton Corp. (Miscellaneous Manufacturing)	1,188	59,198
eBay, Inc.* (Internet)	4,004	147,708
Ecolab, Inc. (Chemicals)	1,012	62,461
Edison International (Electric)	1,144	48,631
Edwards Lifesciences Corp.* (Healthcare - Products)	396	28,801
El Paso Corp. (Pipelines)	2,684	79,312
Electronic Arts, Inc.* (Software)	1,144	18,853
Eli Lilly & Co. (Pharmaceuticals)	3,564	143,522
EMC Corp.* (Computers)	7,172	214,299
Emerson Electric Co. (Electrical Components & Equipment)	2,552	133,163
Entergy Corp. (Electric)	616	41,395
EOG Resources, Inc. (Oil & Gas)	924	102,656
EQT Corp. (Oil & Gas)	528	25,455
Equifax, Inc. (Commercial Services)	440	19,474
Equity Residential (REIT)	1,056	66,127
Exelon Corp. (Electric)	2,992	117,316
Expedia, Inc. (Internet)	352	11,771
Expeditors International of Washington, Inc. (Transportation)	748	34,790
Express Scripts, Inc.* (Pharmaceuticals)	1,672	90,589
Exxon Mobil Corp. (Oil & Gas)	16,456	1,427,229
F5 Networks, Inc.* (Internet)	264	35,629
Family Dollar Stores, Inc. (Retail)	396	25,059
Fastenal Co. (Distribution/Wholesale)	1,012	54,749
Federated Investors, Inc. - Class B (Diversified Financial Services)	308	6,902

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FedEx Corp. (Transportation)	1,100	$101,156
Fidelity National Information Services, Inc. (Software)	836	27,688
Fifth Third Bancorp (Banks)	3,212	45,129
First Horizon National Corp. (Banks)	881	9,140
First Solar, Inc.* (Energy - Alternate Sources)	220	5,511
FirstEnergy Corp. (Electric)	1,452	66,197
Fiserv, Inc.* (Software)	484	33,585
FLIR Systems, Inc. (Electronics)	528	13,364
Flowserve Corp. (Machinery - Diversified)	176	20,330
Fluor Corp. (Engineering & Construction)	572	34,343
FMC Corp. (Chemicals)	264	27,947
FMC Technologies, Inc.* (Oil & Gas Services)	836	42,151
Ford Motor Co. (Auto Manufacturers)	13,288	165,967
Forest Laboratories, Inc.* (Pharmaceuticals)	924	32,054
Franklin Resources, Inc. (Diversified Financial Services)	484	60,031
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,300	125,532
Frontier Communications Corp. (Telecommunications)	3,476	14,495
GameStop Corp. - Class A (Retail)	484	10,571
Gannett Co., Inc. (Media)	836	12,816
General Dynamics Corp. (Aerospace/Defense)	1,232	90,404
General Electric Co. (Miscellaneous Manufacturing)	36,960	741,787
General Mills, Inc. (Food)	2,244	88,526
Genuine Parts Co. (Distribution/Wholesale)	528	33,132
Genworth Financial, Inc. - Class A* (Insurance)	1,716	14,277
Gilead Sciences, Inc.* (Biotechnology)	2,640	128,964
Goodrich Corp. (Aerospace/Defense)	440	55,194
Google, Inc. - Class A* (Internet)	880	564,291
H & R Block, Inc. (Commercial Services)	1,012	16,668
Halliburton Co. (Oil & Gas Services)	3,212	106,606
Harley-Davidson, Inc. (Leisure Time)	792	38,871
Harman International Industries, Inc. (Home Furnishings)	264	12,358
Harris Corp. (Telecommunications)	396	17,852
Hartford Financial Services Group, Inc. (Insurance)	1,540	32,463
Hasbro, Inc. (Toys/Games/Hobbies)	396	14,541
HCP, Inc. (REIT)	1,408	55,560
Health Care REIT, Inc. (REIT)	748	41,110
Heinz (H.J.) Co. (Food)	1,100	58,905
Helmerich & Payne, Inc. (Oil & Gas)	396	21,364
Hess Corp. (Oil & Gas)	1,056	62,251
Hewlett-Packard Co. (Computers)	6,908	164,618
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,728	166,544
Hormel Foods Corp. (Food)	484	14,288
Hospira, Inc.* (Healthcare - Products)	572	21,387
Host Hotels & Resorts, Inc. (REIT)	2,464	40,459
Hudson City Bancorp, Inc. (Savings & Loans)	1,848	13,509
Humana, Inc. (Healthcare - Services)	572	52,899
Huntington Bancshares, Inc. (Banks)	3,036	19,582
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,672	95,505
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,056	43,666
Integrys Energy Group, Inc. (Electric)	264	13,989
Intel Corp. (Semiconductors)	17,424	489,789
IntercontinentalExchange, Inc.* (Diversified Financial Services)	264	36,279
International Business Machines Corp. (Computers)	4,048	844,615
International Flavors & Fragrances, Inc. (Chemicals)	264	15,470
International Game Technology (Entertainment)	1,056	17,730
International Paper Co. (Forest Products & Paper)	1,540	54,054
Intuit, Inc. (Software)	1,012	60,852
Intuitive Surgical, Inc.* (Healthcare - Products)	132	71,511
Invesco, Ltd. (Diversified Financial Services)	1,540	41,072
Iron Mountain, Inc. (Commercial Services)	616	17,741
J.C. Penney Co., Inc. (Retail)	484	17,148
J.P. Morgan Chase & Co. (Banks)	13,332	613,005
Jabil Circuit, Inc. (Electronics)	660	16,579
Jacobs Engineering Group, Inc.* (Engineering & Construction)	440	19,523
JDS Uniphase Corp.* (Telecommunications)	792	11,476
Johnson & Johnson (Healthcare - Products)	9,592	632,688
Johnson Controls, Inc. (Auto Parts & Equipment)	2,376	77,173
Joy Global, Inc. (Machinery - Construction & Mining)	352	25,872
Juniper Networks, Inc.* (Telecommunications)	1,848	42,282
Kellogg Co. (Food)	880	47,194
KeyCorp (Banks)	3,344	28,424
Kimberly-Clark Corp. (Household Products/Wares)	1,364	100,786
Kimco Realty Corp. (REIT)	1,408	27,118
KLA -Tencor Corp. (Semiconductors)	572	31,128
Kohls Corp. (Retail)	880	44,026
Kraft Foods, Inc. (Food)	6,160	234,142
Kroger Co. (Food)	2,024	49,042
L-3 Communications Holdings, Inc. (Aerospace/Defense)	352	24,911
Laboratory Corp. of America Holdings* (Healthcare - Services)	352	32,222
Legg Mason, Inc. (Diversified Financial Services)	440	12,289
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	11,137
Lennar Corp. - Class A (Home Builders)	572	15,547
Leucadia National Corp. (Holding Companies - Diversified)	704	18,374

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A (Computers)	264	$8,775
Life Technologies Corp.* (Biotechnology)	616	30,073
Lincoln National Corp. (Insurance)	1,012	26,676
Linear Technology Corp. (Semiconductors)	792	26,690
Lockheed Martin Corp. (Aerospace/Defense)	924	83,031
Loews Corp. (Insurance)	1,056	42,103
Lorillard, Inc. (Agriculture)	440	56,971
Lowe’s Cos., Inc. (Retail)	4,312	135,311
LSI Logic Corp.* (Semiconductors)	1,980	17,186
M&T Bank Corp. (Banks)	440	38,227
Macy’s, Inc. (Retail)	1,452	57,688
Marathon Oil Corp. (Oil & Gas)	2,464	78,109
Marathon Petroleum Corp. (Oil & Gas)	1,232	53,420
Marriott International, Inc. - Class A (Lodging)	925	35,005
Marsh & McLennan Cos., Inc. (Insurance)	1,892	62,039
Masco Corp. (Building Materials)	1,232	16,472
MasterCard, Inc. - Class A (Commercial Services)	352	148,030
Mattel, Inc. (Toys/Games/Hobbies)	1,188	39,988
McCormick & Co., Inc. (Food)	484	26,344
McDonald’s Corp. (Retail)	3,564	349,628
McGraw-Hill Cos., Inc. (Media)	968	46,919
McKesson Corp. (Pharmaceuticals)	880	77,238
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	704	58,066
MeadWestvaco Corp. (Forest Products & Paper)	616	19,459
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,364	95,889
Medtronic, Inc. (Healthcare - Products)	3,652	143,122
Merck & Co., Inc. (Pharmaceuticals)	10,648	408,883
MetLife, Inc. (Insurance)	3,696	138,046
MetroPCS Communications, Inc.* (Telecommunications)	1,012	9,128
Microchip Technology, Inc. (Semiconductors)	660	24,552
Micron Technology, Inc.* (Semiconductors)	3,432	27,799
Microsoft Corp. (Software)	26,092	841,467
Molex, Inc. (Electrical Components & Equipment)	484	13,610
Molson Coors Brewing Co. - Class B (Beverages)	528	23,892
Monsanto Co. (Chemicals)	1,848	147,397
Moody’s Corp. (Commercial Services)	704	29,638
Morgan Stanley Dean Witter & Co. (Banks)	5,324	104,563
Motorola Mobility Holdings, Inc.* (Telecommunications)	924	36,258
Motorola Solutions, Inc. (Telecommunications)	1,012	51,440
Murphy Oil Corp. (Oil & Gas)	660	37,138
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,496	35,081
Nabors Industries, Ltd.* (Oil & Gas)	1,012	17,700
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	440	11,396
National Oilwell Varco, Inc. (Oil & Gas Services)	1,496	118,887
NetApp, Inc.* (Computers)	1,276	57,127
Netflix, Inc.* (Internet)	176	20,247
Newell Rubbermaid, Inc. (Housewares)	1,012	18,024
Newfield Exploration Co.* (Oil & Gas)	484	16,785
Newmont Mining Corp. (Mining)	1,716	87,979
News Corp. - Class A (Media)	7,524	148,148
NextEra Energy, Inc. (Electric)	1,452	88,688
NIKE, Inc. - Class B (Apparel)	1,276	138,369
NiSource, Inc. (Gas)	968	23,571
Noble Corp. (Oil & Gas)	880	32,974
Noble Energy, Inc. (Oil & Gas)	616	60,233
Nordstrom, Inc. (Retail)	572	31,872
Norfolk Southern Corp. (Transportation)	1,144	75,310
Northeast Utilities System (Electric)	616	22,866
Northern Trust Corp. (Banks)	836	39,668
Northrop Grumman Corp. (Aerospace/Defense)	880	53,750
Novellus Systems, Inc.* (Semiconductors)	264	13,176
NRG Energy, Inc.* (Electric)	792	12,411
Nucor Corp. (Iron/Steel)	1,100	47,245
NVIDIA Corp.* (Semiconductors)	2,112	32,504
NYSE Euronext (Diversified Financial Services)	880	26,409
O’Reilly Automotive, Inc.* (Retail)	440	40,194
Occidental Petroleum Corp. (Oil & Gas)	2,816	268,168
Omnicom Group, Inc. (Advertising)	968	49,029
ONEOK, Inc. (Pipelines)	352	28,744
Oracle Corp. (Software)	13,684	399,025
Owens-Illinois, Inc.* (Packaging & Containers)	572	13,350
PACCAR, Inc. (Auto Manufacturers)	1,232	57,695
Pall Corp. (Miscellaneous Manufacturing)	396	23,614
Parker Hannifin Corp. (Miscellaneous Manufacturing)	528	44,642
Patterson Cos., Inc. (Healthcare - Products)	308	10,287
Paychex, Inc. (Commercial Services)	1,144	35,453
Peabody Energy Corp. (Coal)	968	28,033
People’s United Financial, Inc. (Savings & Loans)	1,232	16,312
Pepco Holdings, Inc. (Electric)	792	14,961
PepsiCo, Inc. (Beverages)	5,500	364,925
PerkinElmer, Inc. (Electronics)	396	10,953
Perrigo Co. (Pharmaceuticals)	308	31,820
Pfizer, Inc. (Pharmaceuticals)	26,312	596,230
PG&E Corp. (Electric)	1,452	63,031
Philip Morris International, Inc. (Agriculture)	6,028	534,141
Pinnacle West Capital Corp. (Electric)	396	18,968
Pioneer Natural Resources Co. (Oil & Gas)	440	49,100
Pitney Bowes, Inc. (Office/Business Equipment)	704	12,376

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plum Creek Timber Co., Inc. (Forest Products & Paper)	572	$23,772
PNC Financial Services Group (Banks)	1,848	119,178
PPG Industries, Inc. (Chemicals)	528	50,582
PPL Corp. (Electric)	2,024	57,198
Praxair, Inc. (Chemicals)	1,056	121,060
Precision Castparts Corp. (Metal Fabricate/Hardware)	528	91,291
Priceline.com, Inc.* (Internet)	176	126,280
Principal Financial Group, Inc. (Insurance)	1,056	31,163
Procter & Gamble Co. (Cosmetics/Personal Care)	9,636	647,636
Progress Energy, Inc. (Electric)	1,012	53,747
Progressive Corp. (Insurance)	2,156	49,976
Prologis, Inc. (REIT)	1,584	57,056
Prudential Financial, Inc. (Insurance)	1,628	103,199
Public Service Enterprise Group, Inc. (Electric)	1,760	53,874
Public Storage, Inc. (REIT)	484	66,874
PulteGroup, Inc.* (Home Builders)	1,188	10,514
QEP Resources, Inc. (Oil & Gas)	616	18,788
Qualcomm, Inc. (Telecommunications)	5,896	401,046
Quanta Services, Inc.* (Commercial Services)	748	15,633
Quest Diagnostics, Inc. (Healthcare - Services)	572	34,978
R.R. Donnelley & Sons Co. (Commercial Services)	616	7,632
Ralph Lauren Corp. (Apparel)	220	38,353
Range Resources Corp. (Oil & Gas)	572	33,256
Raytheon Co. (Aerospace/Defense)	1,188	62,703
Red Hat, Inc.* (Software)	660	39,527
Regions Financial Corp. (Banks)	4,928	32,476
Republic Services, Inc. (Environmental Control)	1,100	33,616
Reynolds American, Inc. (Agriculture)	1,188	49,231
Robert Half International, Inc. (Commercial Services)	484	14,665
Rockwell Automation, Inc. (Machinery - Diversified)	484	38,575
Rockwell Collins, Inc. (Aerospace/Defense)	528	30,392
Roper Industries, Inc. (Machinery - Diversified)	352	34,904
Ross Stores, Inc. (Retail)	792	46,015
Rowan Cos., Inc.* (Oil & Gas)	440	14,489
Ryder System, Inc. (Transportation)	176	9,293
Safeway, Inc. (Food)	924	18,674
SAIC, Inc.* (Commercial Services)	968	12,778
Salesforce.com, Inc.* (Software)	484	74,783
SanDisk Corp.* (Computers)	836	41,457
Sara Lee Corp. (Food)	2,068	44,524
SCANA Corp. (Electric)	396	18,062
Schlumberger, Ltd. (Oil & Gas Services)	4,664	326,154
Scripps Networks Interactive - Class A (Media)	352	17,139
Sealed Air Corp. (Packaging & Containers)	660	12,745
Sears Holdings Corp.* (Retail)	132	8,745
Sempra Energy (Gas)	836	50,127
Sherwin-Williams Co. (Chemicals)	308	33,470
Sigma-Aldrich Corp. (Chemicals)	440	32,146
Simon Property Group, Inc. (REIT)	1,056	153,838
SLM Corp. (Diversified Financial Services)	1,760	27,738
Snap-on, Inc. (Hand/Machine Tools)	220	13,413
Southern Co. (Electric)	3,036	136,408
Southwest Airlines Co. (Airlines)	2,684	22,116
Southwestern Energy Co.* (Oil & Gas)	1,232	37,699
Spectra Energy Corp. (Pipelines)	2,288	72,186
Sprint Nextel Corp.* (Telecommunications)	10,472	29,845
St. Jude Medical, Inc. (Healthcare - Products)	1,100	48,741
Stanley Black & Decker, Inc. (Hand/Machine Tools)	572	44,021
Staples, Inc. (Retail)	2,420	39,156
Starbucks Corp. (Retail)	2,640	147,550
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	704	39,713
State Street Corp. (Banks)	1,716	78,078
Stericycle, Inc.* (Environmental Control)	308	25,761
Stryker Corp. (Healthcare - Products)	1,144	63,469
Sunoco, Inc. (Oil & Gas)	352	13,429
SunTrust Banks, Inc. (Banks)	1,848	44,666
SuperValu, Inc. (Food)	748	4,271
Symantec Corp.* (Internet)	2,552	47,722
Sysco Corp. (Food)	2,024	60,437
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	57,464
Target Corp. (Retail)	2,332	135,886
TE Connectivity, Ltd. (Electronics)	1,496	54,978
TECO Energy, Inc. (Electric)	748	13,127
Tenet Healthcare Corp.* (Healthcare - Services)	1,452	7,710
Teradata Corp.* (Computers)	572	38,982
Teradyne, Inc.* (Semiconductors)	660	11,147
Tesoro Petroleum Corp.* (Oil & Gas)	484	12,991
Texas Instruments, Inc. (Semiconductors)	4,004	134,574
Textron, Inc. (Miscellaneous Manufacturing)	968	26,939
The AES Corp.* (Electric)	2,244	29,329
The Charles Schwab Corp. (Diversified Financial Services)	3,784	54,376
The Chubb Corp. (Insurance)	968	66,899
The Dow Chemical Co. (Chemicals)	4,136	143,271
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	792	49,057
The Gap, Inc. (Retail)	1,144	29,904
The Goldman Sachs Group, Inc. (Banks)	1,716	213,419
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	836	9,380
The Hershey Co. (Food)	528	32,382
The Home Depot, Inc. (Retail)	5,368	270,064
The Interpublic Group of Cos., Inc. (Advertising)	1,540	17,571
The JM Smucker Co. - Class A (Food)	396	32,219
The Limited, Inc. (Retail)	880	42,240

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Mosaic Co. (Chemicals)	1,056	$58,386
The Travelers Cos., Inc. (Insurance)	1,364	80,749
The Williams Cos., Inc. (Pipelines)	2,068	63,715
Thermo Fisher Scientific, Inc. (Electronics)	1,276	71,941
Tiffany & Co. (Retail)	440	30,417
Time Warner Cable, Inc. (Media)	1,100	89,650
Time Warner, Inc. (Media)	3,388	127,897
Titanium Metals Corp. (Mining)	308	4,176
TJX Cos., Inc. (Retail)	2,640	104,834
Torchmark Corp. (Insurance)	352	17,547
Total System Services, Inc. (Commercial Services)	572	13,196
TripAdvisor, Inc.* (Internet)	352	12,556
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,628	91,461
Tyson Foods, Inc. - Class A (Food)	1,012	19,380
U.S. Bancorp (Banks)	6,688	211,876
Union Pacific Corp. (Transportation)	1,672	179,707
United Parcel Service, Inc. - Class B (Transportation)	3,344	269,928
United States Steel Corp. (Iron/Steel)	484	14,215
United Technologies Corp. (Aerospace/Defense)	3,168	262,754
UnitedHealth Group, Inc. (Healthcare - Services)	3,652	215,249
UnumProvident Corp. (Insurance)	1,012	24,774
Urban Outfitters, Inc.* (Retail)	396	11,528
V.F. Corp. (Apparel)	308	44,962
Valero Energy Corp. (Oil & Gas)	1,936	49,891
Varian Medical Systems, Inc.* (Healthcare - Products)	396	27,308
Ventas, Inc. (REIT)	1,012	57,785
VeriSign, Inc. (Internet)	572	21,931
Verizon Communications, Inc. (Telecommunications)	9,900	378,477
Viacom, Inc. - Class B (Media)	1,892	89,794
Visa, Inc. - Class A (Commercial Services)	1,716	202,488
Vornado Realty Trust (REIT)	660	55,572
Vulcan Materials Co. (Mining)	440	18,801
W.W. Grainger, Inc. (Distribution/Wholesale)	220	47,258
Wal-Mart Stores, Inc. (Retail)	6,116	374,299
Walgreen Co. (Retail)	3,036	101,676
Walt Disney Co. (Media)	6,248	273,537
Washington Post Co. - Class B (Media)	44	16,437
Waste Management, Inc. (Environmental Control)	1,628	56,915
Waters Corp.* (Electronics)	308	28,539
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	440	29,506
WellPoint, Inc. (Healthcare - Services)	1,188	87,674
Wells Fargo & Co. (Banks)	18,392	627,903
Western Digital Corp.* (Computers)	836	34,602
Western Union Co. (Commercial Services)	2,156	37,946
Weyerhaeuser Co. (REIT)	1,892	41,473
Whirlpool Corp. (Home Furnishings)	264	20,291
Whole Foods Market, Inc. (Food)	572	47,590
Windstream Corp. (Telecommunications)	2,068	24,216
Wisconsin Energy Corp. (Electric)	792	27,863
WPX Energy, Inc.* (Oil & Gas)	704	12,679
Wyndham Worldwide Corp. (Lodging)	528	24,557
Wynn Resorts, Ltd. (Lodging)	264	32,968
Xcel Energy, Inc. (Electric)	1,716	45,423
Xerox Corp. (Office/Business Equipment)	4,664	37,685
Xilinx, Inc. (Semiconductors)	924	33,661
XL Group PLC (Insurance)	1,100	23,859
Xylem, Inc. (Machinery - Diversified)	660	18,315
Yahoo!, Inc.* (Internet)	4,224	64,289
YUM! Brands, Inc. (Retail)	1,628	115,881
Zimmer Holdings, Inc.* (Healthcare - Products)	616	39,597
Zions Bancorp (Banks)	660	14,164
TOTAL COMMON STOCKS (Cost $20,194,650)		44,445,098

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	8

TOTAL RIGHTS/WARRANTS (Cost $12)		8

	Principal Amount	Value
Repurchase Agreements(a)(b) (46.4%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $39,838,084	$39,838,000	$39,838,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,838,000)		39,838,000

TOTAL INVESTMENT SECURITIES (Cost $60,032,662) — 98.2%		84,283,106
Net other assets (liabilities) — 1.8%		1,586,358

NET ASSETS — 100.0%		$85,869,464

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $3,916,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $11,572,688)	165	$459,647

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$16,373,649	$(40,037)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	13,493,204	(63,314)
		$(103,351)

ProFund VP Bull invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$66,600	0.1%
Aerospace/Defense	856,204	1.0%
Agriculture	932,822	1.1%
Airlines	22,116	NM
Apparel	299,891	0.3%
Auto Manufacturers	223,662	0.3%
Auto Parts & Equipment	119,952	0.1%
Banks	3,279,943	3.8%
Beverages	1,110,064	1.3%
Biotechnology	572,197	0.7%
Building Materials	16,472	NM
Chemicals	1,017,872	1.2%
Coal	66,417	0.1%
Commercial Services	688,800	0.8%
Computers	3,686,532	4.3%
Cosmetics/Personal Care	889,144	1.0%
Distribution/Wholesale	135,139	0.2%
Diversified Financial Services	792,442	0.9%
Electric	1,344,572	1.6%
Electrical Components & Equipment	146,773	0.2%
Electronics	285,378	0.3%
Energy - Alternate Sources	5,511	NM
Engineering & Construction	53,866	0.1%
Entertainment	17,730	NM
Environmental Control	116,292	0.1%
Food	844,893	1.0%
Forest Products & Paper	97,285	0.1%
Gas	118,730	0.1%
Hand/Machine Tools	57,434	0.1%
Healthcare - Products	1,452,777	1.7%
Healthcare - Services	587,358	0.7%
Holding Companies - Diversified	18,374	NM
Home Builders	40,746	NM
Home Furnishings	32,649	NM
Household Products/Wares	141,642	0.2%
Housewares	18,024	NM
Insurance	1,580,104	1.8%
Internet	1,333,434	1.6%
Iron/Steel	109,474	0.1%
Leisure Time	89,686	0.1%
Lodging	132,243	0.2%
Machinery - Construction & Mining	264,903	0.3%
Machinery - Diversified	305,257	0.4%
Media	1,357,464	1.6%
Metal Fabricate/Hardware	91,291	0.1%
Mining	273,963	0.3%
Miscellaneous Manufacturing	1,709,380	2.0%
Office/Business Equipment	50,061	0.1%
Oil & Gas	4,018,182	4.9%
Oil & Gas Services	704,876	0.8%
Packaging & Containers	60,102	0.1%
Pharmaceuticals	2,321,870	2.7%
Pipelines	243,957	0.3%
REIT	865,741	1.0%
Real Estate	22,834	NM
Retail	2,779,162	3.2%
Savings & Loans	29,821	NM
Semiconductors	1,070,277	1.2%
Software	1,753,518	2.0%
Telecommunications	2,264,947	2.6%
Textiles	15,492	NM
Toys/Games/Hobbies	54,529	0.1%
Transportation	786,235	0.9%
Other**	41,424,358	48.2%
Total	$85,869,464	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.1%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $16,633,025	$16,633,000	$16,633,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,633,000)		16,633,000

TOTAL INVESTMENT SECURITIES (Cost $16,633,000) — 100.1%		16,633,000
Net other assets (liabilities) — (0.1)%		(24,284)

NET ASSETS — 100.0%		$16,608,716

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $1,793,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $2,774,240)	28	$82,551

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$7,883,938	$(53,749)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	6,027,041	(40,988)
		$(94,737)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (12.3%)
1st Source Corp. (Banks)	36	$881
3D Systems Corp.* (Computers)	36	847
A123 Systems, Inc.* (Electrical Components & Equipment)	90	101
AAON, Inc. (Building Materials)	24	485
AAR Corp. (Aerospace/Defense)	36	657
Abaxis, Inc.* (Healthcare - Products)	24	699
ABIOMED, Inc.* (Healthcare - Products)	30	666
ABM Industries, Inc. (Commercial Services)	54	1,312
AboveNet, Inc.* (Internet)	24	1,987
Acacia Research Corp.* (Media)	42	1,753
Acadia Realty Trust (REIT)	12	270
Accelrys, Inc.* (Software)	96	766
Acco Brands Corp.* (Household Products/Wares)	48	596
Accretive Health, Inc.* (Commercial Services)	36	719
Accuray, Inc.* (Healthcare - Products)	60	424
Accuride Corp.* (Auto Parts & Equipment)	24	209
ACI Worldwide, Inc.* (Software)	42	1,691
Acorda Therapeutics, Inc.* (Biotechnology)	36	956
Actuant Corp. - Class A (Miscellaneous Manufacturing)	60	1,739
Acuity Brands, Inc. (Electrical Components & Equipment)	36	2,262
Acxiom Corp.* (Software)	60	881
ADTRAN, Inc. (Telecommunications)	48	1,497
Advance America Cash Advance Centers, Inc. (Commercial Services)	60	629
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	42	551
Advent Software, Inc.* (Software)	30	768
Advisory Board Co.* (Commercial Services)	12	1,063
Aegion Corp.* (Engineering & Construction)	36	642
Aeroflex Holding Corp.* (Semiconductors)	12	134
Aeropostale, Inc.* (Retail)	72	1,557
Aerovironment, Inc.* (Aerospace/Defense)	12	322
AFC Enterprises, Inc.* (Retail)	30	509
Affymetrix, Inc.* (Healthcare - Products)	60	256
Air Methods Corp.* (Healthcare - Services)	12	1,047
Air Transport Services Group, Inc.* (Transportation)	54	313
Aircastle, Ltd. (Trucking & Leasing)	60	734
Akorn, Inc.* (Pharmaceuticals)	54	632
Alaska Air Group, Inc.* (Airlines)	60	2,149
Alaska Communications Systems Group, Inc. (Telecommunications)	60	185
Albany International Corp. - Class A (Machinery - Diversified)	30	689
Align Technology, Inc.* (Healthcare - Products)	54	1,488
Alkermes PLC* (Pharmaceuticals)	84	1,558
Allegiant Travel Co.* (Airlines)	12	654
ALLETE, Inc. (Electric)	30	1,245
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	54	598
Alterra Capital Holdings, Ltd. (Insurance)	84	1,930
Altra Holdings, Inc.* (Machinery - Diversified)	30	576
AMAG Pharmaceuticals, Inc.* (Biotechnology)	24	382
AMCOL International Corp. (Mining)	24	708
Amedisys, Inc.* (Healthcare - Services)	30	434
AMERCO (Trucking & Leasing)	6	633
American Assets Trust, Inc. (REIT)	36	821
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	66	773
American Campus Communities, Inc. (REIT)	48	2,147
American Equity Investment Life Holding Co. (Insurance)	72	919
American Greetings Corp. - Class A (Household Products/Wares)	48	736
American Public Education, Inc.* (Commercial Services)	18	684
American Science & Engineering, Inc. (Electronics)	12	805
American States Water Co. (Water)	30	1,084
American Superconductor Corp.* (Electrical Components & Equipment)	42	173
American Vanguard Corp. (Chemicals)	24	521
Amerigon, Inc.* (Auto Parts & Equipment)	30	485
Amerisafe, Inc.* (Insurance)	30	742
Ameristar Casinos, Inc. (Lodging)	30	559
Amkor Technology, Inc.* (Semiconductors)	72	442
AMN Healthcare Services, Inc.* (Commercial Services)	42	255
AmSurg Corp.* (Healthcare - Services)	36	1,007
AmTrust Financial Services, Inc. (Insurance)	18	484
Amyris, Inc.* (Energy - Alternate Sources)	18	93
Analogic Corp. (Electronics)	18	1,216
Ancestry.com, Inc.* (Internet)	30	682
AngioDynamics, Inc.* (Healthcare - Products)	30	368
Anixter International, Inc.* (Telecommunications)	24	1,741
ANN, Inc.* (Retail)	42	1,203
Anworth Mortgage Asset Corp. (REIT)	192	1,263
Apco Oil & Gas International, Inc. (Oil & Gas)	12	818

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	36	$466
Apollo Investment Corp. (Investment Companies)	186	1,334
Applied Industrial Technologies, Inc. (Machinery - Diversified)	36	1,481
Applied Micro Circuits Corp.* (Semiconductors)	78	541
Approach Resources, Inc.* (Oil & Gas)	24	887
Arbitron, Inc. (Commercial Services)	24	888
Ardea Biosciences, Inc.* (Pharmaceuticals)	18	392
Argo Group International Holdings, Ltd. (Insurance)	24	717
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	120	1,914
Arkansas Best Corp. (Transportation)	24	451
ARMOUR Residential REIT, Inc. (REIT)	42	284
ArQule, Inc.* (Biotechnology)	72	505
Arris Group, Inc.* (Telecommunications)	102	1,153
ArthroCare Corp.* (Healthcare - Products)	24	644
Artio Global Investors, Inc. (Diversified Financial Services)	24	114
Aruba Networks, Inc.* (Telecommunications)	72	1,604
Asbury Automotive Group, Inc.* (Retail)	24	648
Ascena Retail Group, Inc.* (Retail)	54	2,393
Ascent Media Corp. - Class A* (Entertainment)	18	851
Ashford Hospitality Trust (REIT)	36	324
Aspen Technology, Inc.* (Software)	72	1,478
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	24	399
Associated Estates Realty Corp. (REIT)	66	1,078
Astec Industries, Inc.* (Machinery - Construction & Mining)	30	1,094
Astoria Financial Corp. (Savings & Loans)	84	828
athenahealth, Inc.* (Software)	36	2,668
Atlantic Power Corp. (Electric)	66	913
Atlantic Tele-Network, Inc. (Telecommunications)	12	436
Atlas Air Worldwide Holdings, Inc.* (Transportation)	24	1,181
ATMI, Inc.* (Semiconductors)	24	559
ATP Oil & Gas Corp.* (Oil & Gas)	48	353
Atrion Corp. (Healthcare - Products)	6	1,261
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	42	780
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	114	390
Aveo Phamaceuticals, Inc.* (Biotechnology)	30	372
Avid Technology, Inc.* (Software)	30	330
Avis Budget Group, Inc.* (Commercial Services)	96	1,358
Avista Corp. (Electric)	42	1,074
AZZ, Inc. (Miscellaneous Manufacturing)	12	620
B&G Foods, Inc. - Class A (Food)	42	945
Badger Meter, Inc. (Electronics)	18	612
Balchem Corp. (Chemicals)	36	1,089
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	24	507
BancorpSouth, Inc. (Banks)	66	889
Bank of the Ozarks, Inc. (Banks)	24	750
Barnes & Noble, Inc.* (Retail)	24	318
Barnes Group, Inc. (Miscellaneous Manufacturing)	54	1,421
Basic Energy Services, Inc.* (Oil & Gas Services)	24	416
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	42	1,082
Belden, Inc. (Electrical Components & Equipment)	30	1,137
Belo Corp. - Class A (Media)	78	559
Benchmark Electronics, Inc.* (Electronics)	66	1,088
Berkshire Hills Bancorp, Inc. (Savings & Loans)	30	688
Berry Petroleum Co. - Class A (Oil & Gas)	42	1,979
BGC Partners, Inc. - Class A (Diversified Financial Services)	84	621
Bill Barrett Corp.* (Oil & Gas)	42	1,092
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	30	705
BioMed Realty Trust, Inc. (REIT)	102	1,936
BJ’s Restaurants, Inc.* (Retail)	18	906
Black Box Corp. (Telecommunications)	30	765
Black Hills Corp. (Electric)	36	1,207
Blackbaud, Inc. (Software)	42	1,396
BlackRock Kelso Capital Corp. (Investment Companies)	78	766
Blount International, Inc.* (Miscellaneous Manufacturing)	48	801
Blue Nile, Inc.* (Internet)	12	396
Bob Evans Farms, Inc. (Retail)	30	1,132
Boise, Inc. (Forest Products & Paper)	108	887
Boston Beer Co., Inc. - Class A* (Beverages)	6	641
Boston Private Financial Holdings, Inc. (Banks)	60	595
Bottomline Technologies, Inc.* (Software)	30	838
Boyd Gaming Corp.* (Lodging)	60	470
BPZ Resources, Inc.* (Oil & Gas)	90	363
Brady Corp. - Class A (Electronics)	42	1,359
Bravo Brio Restaurant Group, Inc.* (Retail)	18	359
Bridgepoint Education, Inc.* (Commercial Services)	18	446
Briggs & Stratton Corp. (Machinery - Diversified)	48	861
Brightpoint, Inc.* (Distribution/Wholesale)	66	531
Bristow Group, Inc. (Transportation)	36	1,718
BroadSoft, Inc.* (Internet)	24	918
Brookline Bancorp, Inc. (Savings & Loans)	60	562

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc. (Semiconductors)	60	$740
Brown Shoe Co., Inc. (Retail)	36	332
Brunswick Corp. (Leisure Time)	78	2,008
Buckeye Technologies, Inc. (Forest Products & Paper)	60	2,038
Buffalo Wild Wings, Inc.* (Retail)	18	1,632
Cabela’s, Inc.* (Retail)	36	1,373
Cabot Microelectronics Corp. (Semiconductors)	18	700
CACI International, Inc. - Class A* (Computers)	24	1,495
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	36	133
Cal Dive International, Inc.* (Oil & Gas Services)	90	297
Cal-Maine Foods, Inc. (Food)	12	459
Calgon Carbon Corp.* (Environmental Control)	54	843
California Water Service Group (Water)	48	874
Calix, Inc.* (Telecommunications)	30	256
Callaway Golf Co. (Leisure Time)	60	406
Campus Crest Communities, Inc. (REIT)	36	420
Cantel Medical Corp. (Healthcare - Products)	18	452
Capella Education Co.* (Commercial Services)	18	647
Capital Lease Funding, Inc. (REIT)	90	363
Capstead Mortgage Corp. (REIT)	96	1,259
Capstone Turbine Corp.* (Electrical Components & Equipment)	270	275
Cardinal Financial Corp. (Banks)	48	542
Cardtronics, Inc.* (Commercial Services)	36	945
Carrizo Oil & Gas, Inc.* (Oil & Gas)	36	1,017
Carter’s, Inc.* (Apparel)	42	2,090
Cascade Corp. (Machinery - Diversified)	12	601
Casey’s General Stores, Inc. (Retail)	30	1,664
Cash America International, Inc. (Retail)	30	1,438
Cass Information Systems, Inc. (Banks)	12	479
Cathay Bancorp, Inc. (Banks)	72	1,274
Cavium, Inc.* (Semiconductors)	48	1,485
Cbeyond, Inc.* (Telecommunications)	30	240
CBL & Associates Properties, Inc. (REIT)	126	2,384
CEC Entertainment, Inc. (Retail)	24	910
Cell Therapeutics, Inc.* (Biotechnology)	144	187
Centene Corp.* (Healthcare - Services)	48	2,351
Central European Distribution Corp.* (Beverages)	60	307
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	30	213
Central Garden & Pet Co. - Class A* (Household Products/Wares)	48	462
Central Vermont Public Service Corp. (Electric)	12	422
Century Aluminum Co.* (Mining)	54	480
Cenveo, Inc.* (Commercial Services)	66	223
Cepheid, Inc.* (Healthcare - Products)	60	2,510
Ceradyne, Inc. (Miscellaneous Manufacturing)	24	781
CEVA, Inc.* (Semiconductors)	24	545
CH Energy Group, Inc. (Electric)	24	1,602
Charming Shoppes, Inc.* (Retail)	120	708
Chart Industries, Inc.* (Machinery - Diversified)	30	2,200
Checkpoint Systems, Inc.* (Electronics)	36	406
Chemed Corp. (Commercial Services)	24	1,504
Chemical Financial Corp. (Banks)	78	1,828
Chemtura Corp.* (Chemicals)	90	1,528
Cheniere Energy, Inc.* (Oil & Gas)	66	989
Chesapeake Lodging Trust (REIT)	36	647
Chesapeake Utilities Corp. (Gas)	12	493
Chiquita Brands International, Inc.* (Food)	48	422
Churchill Downs, Inc. (Entertainment)	18	1,006
CIBER, Inc.* (Computers)	78	331
Cincinnati Bell, Inc.* (Telecommunications)	198	796
Cinemark Holdings, Inc. (Entertainment)	78	1,712
CIRCOR International, Inc. (Metal Fabricate/Hardware)	12	399
Cirrus Logic, Inc.* (Semiconductors)	60	1,428
City Holding Co. (Banks)	18	625
Clarcor, Inc. (Miscellaneous Manufacturing)	42	2,062
Clayton Williams Energy, Inc.* (Oil & Gas)	6	477
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	54	1,149
Clean Harbors, Inc.* (Environmental Control)	36	2,424
Clearwater Paper Corp.* (Forest Products & Paper)	24	797
Cleco Corp. (Electric)	48	1,903
Cloud Peak Energy, Inc.* (Coal)	60	956
CNO Financial Group, Inc.* (Insurance)	210	1,634
Coca-Cola Bottling Co. (Beverages)	6	376
Coeur d’Alene Mines Corp.* (Mining)	84	1,994
Cogent Communications Group, Inc.* (Internet)	42	801
Cognex Corp. (Machinery - Diversified)	36	1,525
Cohen & Steers, Inc. (Diversified Financial Services)	12	383
Coherent, Inc.* (Electronics)	18	1,050
Cohu, Inc. (Semiconductors)	42	478
Coinstar, Inc.* (Retail)	30	1,906
Colfax Corp.* (Miscellaneous Manufacturing)	30	1,057
Collective Brands, Inc.* (Retail)	54	1,062
Colonial Properties Trust (REIT)	72	1,565
Colony Financial, Inc. (REIT)	48	786
Columbia Banking System, Inc. (Banks)	54	1,230
Columbia Sportswear Co. (Apparel)	12	569

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Columbus McKinnon Corp. NY* (Machinery - Diversified)	30	$489
Comfort Systems USA, Inc. (Building Materials)	48	524
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	36	440
Community Bank System, Inc. (Banks)	48	1,381
Community Trust Bancorp, Inc. (Banks)	60	1,924
CommVault Systems, Inc.* (Software)	36	1,787
Compass Diversified Holdings (Holding Companies - Diversified)	48	710
Computer Programs & Systems, Inc. (Software)	12	678
comScore, Inc.* (Internet)	30	642
Comstock Resources, Inc.* (Oil & Gas)	42	665
Comtech Telecommunications Corp. (Telecommunications)	30	977
Conceptus, Inc.* (Healthcare - Products)	30	431
Concur Technologies, Inc.* (Software)	36	2,066
CONMED Corp. (Healthcare - Products)	30	896
Consolidated Communications Holdings, Inc. (Telecommunications)	72	1,413
Consolidated Graphics, Inc.* (Commercial Services)	12	543
Constant Contact, Inc.* (Internet)	30	894
Contango Oil & Gas Co.* (Oil & Gas)	12	707
Convergys Corp.* (Commercial Services)	96	1,282
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	54	822
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	12	491
Coresite Realty Corp. (REIT)	24	566
Corinthian Colleges, Inc.* (Commercial Services)	84	348
CoStar Group, Inc.* (Commercial Services)	24	1,657
Cousins Properties, Inc. (REIT)	66	500
Cracker Barrel Old Country Store, Inc. (Retail)	18	1,004
Credit Acceptance Corp.* (Diversified Financial Services)	6	606
CreXus Investment Corp. (REIT)	78	807
Crocs, Inc.* (Apparel)	78	1,632
Crosstex Energy, Inc. (Pipelines)	42	594
CSG Systems International, Inc.* (Software)	36	545
CTS Corp. (Electronics)	60	631
CubeSmart (REIT)	84	1,000
Cubic Corp. (Aerospace/Defense)	12	567
Cubist Pharmaceuticals, Inc.* (Biotechnology)	54	2,335
Curtiss-Wright Corp. (Aerospace/Defense)	30	1,110
CVB Financial Corp. (Banks)	84	986
CVR Energy, Inc.* (Oil & Gas)	78	2,086
Cyberonics, Inc.* (Healthcare - Products)	30	1,144
Cymer, Inc.* (Electronics)	24	1,200
CYS Investments, Inc. (REIT)	102	1,335
Daktronics, Inc. (Electronics)	36	320
Dana Holding Corp. (Auto Parts & Equipment)	132	2,046
Darling International, Inc.* (Environmental Control)	102	1,777
DCT Industrial Trust, Inc. (REIT)	252	1,487
DealerTrack Holdings, Inc.* (Internet)	36	1,089
Delphi Financial Group, Inc. - Class A (Insurance)	54	2,418
Deltic Timber Corp. (Forest Products & Paper)	12	759
Deluxe Corp. (Commercial Services)	42	984
Denny’s Corp.* (Retail)	126	509
DepoMed, Inc.* (Pharmaceuticals)	72	451
Dexcom, Inc.* (Healthcare - Products)	60	626
DFC Global Corp.* (Commercial Services)	42	793
Diamond Foods, Inc. (Food)	18	411
DiamondRock Hospitality Co. (REIT)	168	1,729
Dice Holdings, Inc.* (Internet)	48	448
Digi International, Inc.* (Software)	30	330
Digital Generation, Inc.* (Media)	24	245
Digital River, Inc.* (Internet)	42	786
DigitalGlobe, Inc.* (Telecommunications)	30	400
Dime Community Bancshares, Inc. (Savings & Loans)	54	789
DineEquity, Inc.* (Retail)	12	595
Diodes, Inc.* (Semiconductors)	30	695
Dole Food Co., Inc.* (Food)	36	359
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	24	1,942
Domino’s Pizza, Inc. (Retail)	54	1,960
Dorman Products, Inc.* (Auto Parts & Equipment)	18	911
Drew Industries, Inc.* (Building Materials)	24	655
Dril-Quip, Inc.* (Oil & Gas Services)	30	1,951
DTS, Inc.* (Home Furnishings)	18	544
Duff & Phelps Corp. - Class A (Diversified Financial Services)	42	653
DuPont Fabros Technology, Inc. (REIT)	54	1,320
Dycom Industries, Inc.* (Engineering & Construction)	36	841
Dynavax Technologies Corp.* (Biotechnology)	138	698
Dynegy, Inc. - Class A* (Electric)	90	50
Dynex Capital, Inc. (REIT)	54	516
E.W. Scripps Co.* (Media)	48	474
Eagle Materials, Inc. (Building Materials)	36	1,251
EarthLink, Inc. (Internet)	102	815
EastGroup Properties, Inc. (REIT)	18	904
Ebix, Inc. (Software)	24	556
Echelon Corp.* (Computers)	36	159
Education Realty Trust, Inc. (REIT)	72	780
El Paso Electric Co. (Electric)	42	1,365

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electro Rent Corp. (Commercial Services)	36	$663
Electro Scientific Industries, Inc. (Electronics)	24	360
Electronics for Imaging, Inc.* (Computers)	42	698
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	18	630
EMCOR Group, Inc. (Engineering & Construction)	60	1,663
Emergent Biosolutions, Inc.* (Biotechnology)	24	384
Emeritus Corp.* (Healthcare - Services)	36	636
Empire District Electric Co. (Electric)	36	733
Employers Holdings, Inc. (Insurance)	36	638
Emulex Corp.* (Semiconductors)	78	810
Encore Capital Group, Inc.* (Diversified Financial Services)	18	406
Encore Wire Corp. (Electrical Components & Equipment)	18	535
Endeavour International Corp.* (Oil & Gas)	48	569
Endologix, Inc.* (Healthcare - Products)	48	703
Energy Partners, Ltd.* (Oil & Gas)	42	698
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	66	2,383
EnergySolutions, Inc.* (Environmental Control)	66	323
EnerNOC, Inc.* (Electric)	24	173
EnerSys* (Electrical Components & Equipment)	42	1,455
Ennis, Inc. (Household Products/Wares)	30	475
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	18	740
Enstar Group, Ltd.* (Insurance)	6	594
Entegris, Inc.* (Semiconductors)	114	1,065
Entertainment Properties Trust (REIT)	36	1,670
Entropic Communications, Inc.* (Semiconductors)	72	420
Enzon Pharmaceuticals, Inc.* (Biotechnology)	60	410
EPIQ Systems, Inc. (Software)	42	508
Equity Lifestyle Properties, Inc. (REIT)	24	1,674
Equity One, Inc. (REIT)	18	364
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	18	662
Esterline Technologies Corp.* (Aerospace/Defense)	24	1,715
Ethan Allen Interiors, Inc. (Home Furnishings)	24	608
Euronet Worldwide, Inc.* (Commercial Services)	48	1,003
Evercore Partners, Inc. - Class A (Diversified Financial Services)	18	523
Exact Sciences Corp.* (Biotechnology)	54	603
ExamWorks Group, Inc.* (Commercial Services)	24	298
Exelixis, Inc.* (Biotechnology)	120	622
Exide Technologies* (Auto Parts & Equipment)	90	282
Exlservice Holdings, Inc.* (Commercial Services)	12	329
Exponent, Inc.* (Engineering & Construction)	24	1,164
Express, Inc.* (Retail)	48	1,199
Exterran Holdings, Inc.* (Oil & Gas Services)	54	712
Extra Space Storage, Inc. (REIT)	66	1,900
EZCORP, Inc. - Class A* (Retail)	42	1,363
F.N.B. Corp. (Banks)	108	1,305
Fabrinet* (Miscellaneous Manufacturing)	18	319
Fair Isaac Corp. (Software)	36	1,580
FARO Technologies, Inc.* (Electronics)	18	1,050
FBL Financial Group, Inc. - Class A (Insurance)	18	607
Federal Signal Corp.* (Miscellaneous Manufacturing)	96	534
FEI Co.* (Electronics)	36	1,768
FelCor Lodging Trust, Inc.* (REIT)	156	562
Ferro Corp.* (Chemicals)	72	428
Fifth Street Finance Corp. (Investment Companies)	84	820
Financial Engines, Inc.* (Diversified Financial Services)	42	939
Finisar Corp.* (Telecommunications)	78	1,572
First American Financial Corp. (Insurance)	102	1,696
First Busey Corp. (Banks)	126	622
First Cash Financial Services, Inc.* (Retail)	30	1,287
First Commonwealth Financial Corp. (Banks)	114	698
First Financial Bancorp (Banks)	42	727
First Financial Bankshares, Inc. (Banks)	36	1,268
First Financial Corp. (Banks)	12	381
First Industrial Realty Trust, Inc.* (REIT)	60	741
First Midwest Bancorp, Inc. (Banks)	72	863
First Potomac Realty Trust (REIT)	36	435
FirstMerit Corp. (Banks)	84	1,416
Flagstone Reinsurance Holdings S.A. (Insurance)	60	472
Flotek Industries, Inc.* (Oil & Gas Services)	48	577
Flushing Financial Corp. (Savings & Loans)	42	565
Forestar Group, Inc.* (Real Estate)	36	554
FormFactor, Inc.* (Semiconductors)	102	569
Forrester Research, Inc. (Commercial Services)	18	583
Forward Air Corp. (Transportation)	30	1,100
Franklin Electric Co., Inc. (Hand/Machine Tools)	18	883
Franklin Street Properties Corp. (REIT)	72	763
Fred’s, Inc. (Retail)	60	877
Fresh Del Monte Produce, Inc. (Food)	30	685
Frontline, Ltd. (Transportation)	42	323

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FTI Consulting, Inc.* (Commercial Services)	36	$1,351
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	18	471
Fuller (H.B.) Co. (Chemicals)	48	1,576
FX Energy, Inc.* (Oil & Gas)	66	359
G & K Services, Inc. (Textiles)	24	821
G-III Apparel Group, Ltd.* (Apparel)	18	512
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	6	298
Gaylord Entertainment Co.* (Lodging)	36	1,109
GenCorp, Inc.* (Aerospace/Defense)	66	469
Generac Holdings, Inc.* (Electrical Components & Equipment)	30	737
General Communication, Inc. - Class A* (Telecommunications)	48	419
Genesco, Inc.* (Retail)	18	1,290
Genesee & Wyoming, Inc. - Class A* (Transportation)	42	2,292
Genomic Health, Inc.* (Healthcare - Products)	18	551
Gentiva Health Services, Inc.* (Healthcare - Services)	30	262
GeoEye, Inc.* (Telecommunications)	24	578
GeoResources, Inc.* (Oil & Gas)	30	982
Georgia Gulf Corp.* (Chemicals)	30	1,046
Geron Corp.* (Biotechnology)	156	264
Getty Realty Corp. (REIT)	30	467
GFI Group, Inc. (Diversified Financial Services)	96	361
Gibraltar Industries, Inc.* (Building Materials)	36	545
Glacier Bancorp, Inc. (Banks)	96	1,434
Glatfelter (Forest Products & Paper)	48	757
Glimcher Realty Trust (REIT)	90	920
Global Geophysical Services, Inc.* (Oil & Gas Services)	18	191
Global Power Equipment Group, Inc.* (Machinery - Diversified)	6	166
Globe Specialty Metals, Inc. (Mining)	66	981
Globecomm Systems, Inc.* (Telecommunications)	24	348
GNC Acquisition Holdings, Inc. - Class A (Retail)	18	628
Golar LNG, Ltd. (Transportation)	30	1,142
Gold Resource Corp. (Mining)	24	583
Golden Star Resources, Ltd.* (Mining)	276	513
Goodrich Petroleum Corp.* (Oil & Gas)	30	571
Government Properties Income Trust (REIT)	36	868
Grand Canyon Education, Inc.* (Commercial Services)	30	533
Granite Construction, Inc. (Engineering & Construction)	36	1,035
Graphic Packaging Holding Co.* (Packaging & Containers)	156	861
Great Lakes Dredge & Dock Co. (Commercial Services)	72	520
Greatbatch, Inc.* (Healthcare - Products)	24	588
Greenlight Capital Re, Ltd. - Class A* (Insurance)	36	887
Griffon Corp. (Miscellaneous Manufacturing)	60	642
Group 1 Automotive, Inc. (Retail)	24	1,348
GT Advanced Technologies, Inc.* (Semiconductors)	108	893
Gulf Island Fabrication, Inc. (Oil & Gas Services)	18	527
GulfMark Offshore, Inc. - Class A* (Transportation)	24	1,103
Gulfport Energy Corp.* (Oil & Gas)	36	1,048
H&E Equipment Services, Inc.* (Commercial Services)	36	681
Haemonetics Corp.* (Healthcare - Products)	18	1,254
Halozyme Therapeutics, Inc.* (Biotechnology)	102	1,302
Hancock Holding Co. (Banks)	66	2,344
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	30	656
Harleysville Group, Inc. (Insurance)	24	1,385
Harmonic, Inc.* (Telecommunications)	120	656
Harte-Hanks, Inc. (Advertising)	48	434
Harvest Natural Resources, Inc.* (Oil & Gas)	36	255
Hatteras Financial Corp. (REIT)	78	2,176
Haynes International, Inc. (Metal Fabricate/Hardware)	12	760
Healthcare Realty Trust, Inc. (REIT)	60	1,320
Healthcare Services Group, Inc. (Commercial Services)	78	1,659
HEALTHSOUTH Corp.* (Healthcare - Services)	84	1,720
Healthways, Inc.* (Healthcare - Services)	36	265
Heartland Express, Inc. (Transportation)	48	694
Heartland Payment Systems, Inc. (Commercial Services)	36	1,038
HeartWare International, Inc.* (Healthcare - Products)	12	788
Heckmann Corp.* (Environmental Control)	96	414
Hecla Mining Co. (Mining)	282	1,303
HEICO Corp. (Aerospace/Defense)	36	1,857
Heidrick & Struggles International, Inc. (Commercial Services)	18	397
Helen of Troy, Ltd.* (Household Products/Wares)	30	1,020
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	102	1,816
Hercules Offshore, Inc.* (Oil & Gas)	96	454
Hercules Technology Growth Capital, Inc. (Private Equity)	66	731
Herman Miller, Inc. (Office Furnishings)	48	1,102
Hersha Hospitality Trust (REIT)	150	819
Hexcel Corp.* (Miscellaneous Manufacturing)	90	2,161
HFF, Inc. - Class A* (Real Estate)	30	494
Hibbett Sports, Inc.* (Retail)	24	1,309

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Higher One Holdings, Inc.* (Diversified Financial Services)	30	$449
Highwoods Properties, Inc. (REIT)	36	1,200
Hillenbrand, Inc. (Commercial Services)	54	1,239
Hilltop Holdings, Inc.* (Insurance)	60	503
Hittite Microwave Corp.* (Semiconductors)	30	1,629
HMS Holdings Corp.* (Commercial Services)	90	2,809
HNI Corp. (Office Furnishings)	42	1,166
Home Bancshares, Inc. (Banks)	24	639
Home Properties, Inc. (REIT)	24	1,464
Horace Mann Educators Corp. (Insurance)	42	740
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	24	1,009
Horsehead Holding Corp.* (Mining)	36	410
Hot Topic, Inc. (Retail)	42	426
HSN, Inc. (Retail)	36	1,369
Hub Group, Inc. - Class A* (Transportation)	36	1,297
Hudson Pacific Properties, Inc. (REIT)	30	454
Huron Consulting Group, Inc.* (Commercial Services)	24	901
Hyperdynamics Corp.* (Oil & Gas)	156	201
IBERIABANK Corp. (Banks)	24	1,283
ICF International, Inc.* (Commercial Services)	24	609
ICG Group, Inc.* (Internet)	36	322
Iconix Brand Group, Inc.* (Apparel)	66	1,147
ICU Medical, Inc.* (Healthcare - Products)	24	1,180
IDACORP, Inc. (Electric)	36	1,480
IDT Corp. (Telecommunications)	12	112
iGATE Corp.* (Computers)	30	503
II-VI, Inc.* (Electronics)	48	1,135
ImmunoGen, Inc.* (Biotechnology)	72	1,036
Impax Laboratories, Inc.* (Pharmaceuticals)	54	1,327
Incyte Corp.* (Biotechnology)	78	1,505
Independent Bank Corp./MA (Banks)	30	862
Infinera Corp.* (Telecommunications)	126	1,023
Infinity Property & Casualty Corp. (Insurance)	12	628
InfoSpace, Inc.* (Internet)	60	769
Inland Real Estate Corp. (REIT)	78	692
Innophos Holdings, Inc. (Chemicals)	18	902
Innospec, Inc.* (Chemicals)	18	547
Inphi Corp.* (Semiconductors)	18	255
Insight Enterprises, Inc.* (Computers)	48	1,053
Insperity, Inc. (Commercial Services)	24	735
Insulet Corp.* (Healthcare - Products)	42	804
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	18	624
Integrated Device Technology, Inc.* (Semiconductors)	126	901
Inter Parfums, Inc. (Cosmetics/Personal Care)	18	282
Interactive Intelligence Group, Inc.* (Software)	18	549
InterDigital, Inc. (Telecommunications)	42	1,464
Interface, Inc. - Class A (Office Furnishings)	42	586
Interline Brands, Inc.* (Building Materials)	36	778
Intermec, Inc.* (Machinery - Diversified)	48	371
InterMune, Inc.* (Biotechnology)	42	616
Internap Network Services Corp.* (Internet)	48	352
International Bancshares Corp. (Banks)	42	888
International Speedway Corp. - Class A (Entertainment)	24	666
Interval Leisure Group, Inc. (Leisure Time)	42	731
INTL FCStone, Inc.* (Diversified Financial Services)	18	380
Intralinks Holdings, Inc.* (Internet)	30	159
Invacare Corp. (Healthcare - Products)	18	298
Invesco Mortgage Capital, Inc. (REIT)	66	1,165
Investment Technology Group, Inc.* (Diversified Financial Services)	42	502
Investors Bancorp, Inc.* (Savings & Loans)	66	991
Investors Real Estate Trust (REIT)	84	646
ION Geophysical Corp.* (Oil & Gas Services)	114	735
IPC The Hospitalist Co.* (Healthcare - Services)	18	664
Iridium Communications, Inc.* (Telecommunications)	48	420
iRobot Corp.* (Machinery - Diversified)	24	654
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	60	799
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,105
iStar Financial, Inc.* (REIT)	120	870
Ixia* (Telecommunications)	36	450
IXYS Corp.* (Semiconductors)	30	396
J & J Snack Foods Corp. (Food)	18	944
j2 Global, Inc. (Computers)	48	1,377
Jack Henry & Associates, Inc. (Computers)	72	2,457
Jack in the Box, Inc.* (Retail)	48	1,151
Jaguar Mining, Inc.* (Mining)	90	420
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	30	524
James River Coal Co.* (Coal)	42	215
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	24	1,163
JDA Software Group, Inc.* (Software)	36	989
JetBlue Airways Corp.* (Airlines)	228	1,115
John Bean Technologies Corp. (Miscellaneous Manufacturing)	42	680
Jos. A. Bank Clothiers, Inc.* (Retail)	24	1,210
K12, Inc.* (Commercial Services)	30	709
Kadant, Inc.* (Machinery - Diversified)	18	429
Kaiser Aluminum Corp. (Mining)	18	851
Kaman Corp. (Aerospace/Defense)	24	815

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	48	$946
Kaydon Corp. (Metal Fabricate/Hardware)	30	765
KB Home (Home Builders)	90	801
KBW, Inc. (Diversified Financial Services)	36	666
Kelly Services, Inc. - Class A (Commercial Services)	24	384
KEMET Corp.* (Electronics)	36	337
Kenexa Corp.* (Commercial Services)	24	750
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	84	418
Key Energy Services, Inc.* (Oil & Gas Services)	114	1,761
Kforce, Inc.* (Commercial Services)	36	536
Kilroy Realty Corp. (REIT)	60	2,797
Kindred Healthcare, Inc.* (Healthcare - Services)	48	415
KIT Digital, Inc.* (Internet)	42	302
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	102	1,313
Knight Transportation, Inc. (Transportation)	54	954
Knightsbridge Tankers, Ltd. (Transportation)	18	259
Knoll, Inc. (Office Furnishings)	42	699
Knology, Inc.* (Media)	30	546
Kodiak Oil & Gas Corp.* (Oil & Gas)	168	1,673
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	18	694
Korn/Ferry International* (Commercial Services)	42	704
Kraton Performance Polymers, Inc.* (Chemicals)	30	797
Krispy Kreme Doughnuts, Inc.* (Retail)	54	394
Kulicke & Soffa Industries, Inc.* (Semiconductors)	66	820
La-Z-Boy, Inc.* (Home Furnishings)	54	808
Laclede Group, Inc. (Gas)	42	1,639
Lakeland Financial Corp. (Banks)	48	1,249
Lancaster Colony Corp. (Food)	18	1,196
Landauer, Inc. (Commercial Services)	12	636
LaSalle Hotel Properties (REIT)	84	2,364
Lattice Semiconductor Corp.* (Semiconductors)	114	733
Layne Christensen Co.* (Engineering & Construction)	18	401
Leap Wireless International, Inc.* (Telecommunications)	54	471
Lexington Realty Trust (REIT)	114	1,025
LHC Group, Inc.* (Healthcare - Services)	18	334
Life Time Fitness, Inc.* (Leisure Time)	36	1,821
Limelight Networks, Inc.* (Internet)	78	257
Lincoln Educational Services Corp. (Commercial Services)	24	190
Lindsay Manufacturing Co. (Machinery - Diversified)	12	795
Liquidity Services, Inc.* (Internet)	18	806
Lithia Motors, Inc. - Class A (Retail)	30	786
Littelfuse, Inc. (Electrical Components & Equipment)	18	1,129
Live Nation, Inc.* (Commercial Services)	120	1,128
LivePerson, Inc.* (Computers)	54	906
Liz Claiborne, Inc.* (Retail)	72	962
LogMeIn, Inc.* (Telecommunications)	18	634
Loral Space & Communications, Inc.* (Telecommunications)	12	955
Louisiana-Pacific Corp.* (Building Materials)	126	1,178
LSB Industries, Inc.* (Miscellaneous Manufacturing)	18	701
LTC Properties, Inc. (REIT)	24	768
LTX-Credence Corp.* (Semiconductors)	54	388
Lufkin Industries, Inc. (Oil & Gas Services)	24	1,936
Lumber Liquidators Holdings, Inc.* (Retail)	24	603
Luminex Corp.* (Healthcare - Products)	36	841
M.D.C. Holdings, Inc. (Home Builders)	36	928
Magellan Health Services, Inc.* (Healthcare - Services)	30	1,464
Magnum Hunter Resources Corp.* (Oil & Gas)	120	769
Maiden Holdings, Ltd. (Insurance)	54	486
Maidenform Brands, Inc.* (Apparel)	24	540
Main Street Capital Corp. (Investment Companies)	36	887
MAKO Surgical Corp.* (Healthcare - Products)	30	1,265
Manhattan Associates, Inc.* (Computers)	18	856
MannKind Corp.* (Pharmaceuticals)	84	207
ManTech International Corp. - Class A (Software)	24	827
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	30	431
MarketAxess Holdings, Inc. (Diversified Financial Services)	30	1,119
Marten Transport, Ltd. (Transportation)	18	397
Masimo Corp.* (Healthcare - Products)	42	982
MasTec, Inc.* (Engineering & Construction)	54	977
Materion Corp.* (Mining)	18	517
Matrix Service Co.* (Oil & Gas Services)	30	420
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	36	1,139
MAXIMUS, Inc. (Commercial Services)	36	1,464
Maxwell Technologies, Inc.* (Computers)	36	660
MB Financial, Inc. (Banks)	42	882
McEwen Mining, Inc.* (Mining)	108	480
MCG Capital Corp. (Investment Companies)	144	612

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McGrath Rentcorp (Commercial Services)	36	$1,156
McMoRan Exploration Co.* (Oil & Gas)	96	1,027
MDC Partners, Inc. - Class A (Advertising)	24	267
Meadowbrook Insurance Group, Inc. (Insurance)	162	1,511
Measurement Specialties, Inc.* (Electronics)	18	607
MedAssets, Inc.* (Software)	48	632
Medical Properties Trust, Inc. (REIT)	120	1,114
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	48	1,804
Medidata Solutions, Inc.* (Software)	18	480
Medifast, Inc.* (Commercial Services)	12	210
Medivation, Inc.* (Pharmaceuticals)	30	2,242
Mentor Graphics Corp.* (Computers)	78	1,159
Mercury Computer Systems, Inc.* (Computers)	36	477
Meredith Corp. (Media)	30	974
Meridian Bioscience, Inc. (Healthcare - Products)	42	814
Merit Medical Systems, Inc.* (Healthcare - Products)	30	373
Meritage Homes Corp.* (Home Builders)	36	974
Meritor, Inc.* (Auto Parts & Equipment)	90	726
Methode Electronics, Inc. (Electronics)	60	557
MFA Financial, Inc. (REIT)	324	2,420
MGE Energy, Inc. (Electric)	48	2,131
MGIC Investment Corp.* (Insurance)	168	833
Micrel, Inc. (Semiconductors)	42	431
Microsemi Corp.* (Semiconductors)	78	1,672
MicroStrategy, Inc. - Class A* (Software)	6	840
Mid-America Apartment Communities, Inc. (REIT)	30	2,011
Mine Safety Appliances Co. (Environmental Control)	24	986
Minerals Technologies, Inc. (Chemicals)	18	1,177
MIPS Technologies, Inc.* (Semiconductors)	48	261
MKS Instruments, Inc. (Semiconductors)	48	1,417
MModal, Inc.* (Software)	30	317
Mobile Mini, Inc.* (Storage/Warehousing)	36	760
Modine Manufacturing Co.* (Auto Parts & Equipment)	54	477
Molina Healthcare, Inc.* (Healthcare - Services)	36	1,211
Momenta Pharmaceuticals, Inc.* (Biotechnology)	54	827
Monolithic Power Systems, Inc.* (Semiconductors)	30	590
Monotype Imaging Holdings, Inc.* (Software)	36	536
Monro Muffler Brake, Inc. (Commercial Services)	30	1,245
Montpelier Re Holdings, Ltd. (Insurance)	60	1,159
Moog, Inc. - Class A* (Aerospace/Defense)	42	1,801
Motricity, Inc.* (Telecommunications)	36	40
Move, Inc.* (Internet)	31	296
MTS Systems Corp. (Computers)	18	956
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	1,636
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	192	639
MVC Capital, Inc. (Investment Companies)	36	473
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	12	1,056
Myers Industries, Inc. (Miscellaneous Manufacturing)	42	620
MYR Group, Inc.* (Engineering & Construction)	24	429
NACCO Industries, Inc. - Class A (Machinery - Diversified)	6	698
Nanometrics, Inc.* (Semiconductors)	24	444
Nash Finch Co. (Food)	12	341
National CineMedia, Inc. (Entertainment)	48	734
National Financial Partners* (Diversified Financial Services)	42	636
National Health Investors, Inc. (REIT)	30	1,463
National Healthcare Corp. (Healthcare - Services)	18	820
National Penn Bancshares, Inc. (Banks)	114	1,009
National Presto Industries, Inc. (Aerospace/Defense)	6	455
National Retail Properties, Inc. (REIT)	60	1,631
National Western Life Insurance Co. - Class A (Insurance)	6	821
Natus Medical, Inc.* (Healthcare - Products)	30	358
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	78	256
Navigant Consulting Co.* (Commercial Services)	48	668
NBT Bancorp, Inc. (Banks)	102	2,252
Neenah Paper, Inc. (Forest Products & Paper)	18	535
Nektar Therapeutics* (Pharmaceuticals)	108	855
Nelnet, Inc. - Class A (Diversified Financial Services)	30	777
Neogen Corp.* (Pharmaceuticals)	30	1,172
NETGEAR, Inc.* (Telecommunications)	30	1,146
NetScout Systems, Inc.* (Computers)	42	854
NetSuite, Inc.* (Software)	24	1,207
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	48	383
Neutral Tandem, Inc.* (Telecommunications)	36	439
New Jersey Resources Corp. (Gas)	42	1,872
Newcastle Investment Corp. (REIT)	78	490

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NewMarket Corp. (Chemicals)	6	$1,124
Newpark Resources, Inc.* (Oil & Gas Services)	78	639
Newport Corp.* (Electronics)	42	744
NIC, Inc. (Internet)	66	801
Noranda Aluminum Holding Corp. (Mining)	30	299
Nordic American Tankers, Ltd. (Transportation)	42	667
Northern Oil and Gas, Inc.* (Oil & Gas)	54	1,120
NorthStar Realty Finance Corp. (REIT)	138	747
Northwest Bancshares, Inc. (Savings & Loans)	150	1,905
Northwest Natural Gas Co. (Gas)	24	1,090
NorthWestern Corp. (Electric)	36	1,277
NPS Pharmaceuticals, Inc.* (Biotechnology)	84	575
NTELOS Holdings Corp. (Telecommunications)	24	497
Nu Skin Enterprises, Inc. (Retail)	42	2,432
Nutrisystem, Inc. (Internet)	30	337
NuVasive, Inc.* (Healthcare - Products)	36	606
NxStage Medical, Inc.* (Healthcare - Products)	42	809
Oasis Petroleum, Inc.* (Oil & Gas)	48	1,480
Oclaro, Inc.* (Telecommunications)	42	165
Ocwen Financial Corp.* (Diversified Financial Services)	66	1,032
OCZ Technology Group, Inc.* (Computers)	48	335
Office Depot, Inc.* (Retail)	228	787
OfficeMax, Inc.* (Retail)	72	412
Old Dominion Freight Line, Inc.* (Transportation)	42	2,002
Old National Bancorp (Banks)	72	946
Olin Corp. (Chemicals)	66	1,435
OM Group, Inc.* (Chemicals)	30	825
OMEGA Healthcare Investors, Inc. (REIT)	84	1,786
Omnicell, Inc.* (Software)	30	456
OmniVision Technologies, Inc.* (Semiconductors)	48	960
Omnova Solutions, Inc.* (Chemicals)	42	284
On Assignment, Inc.* (Commercial Services)	36	629
Oncothyreon, Inc.* (Biotechnology)	36	157
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,035
OpenTable, Inc.* (Internet)	18	728
Opko Health, Inc.* (Pharmaceuticals)	216	1,022
Oplink Communications, Inc.* (Telecommunications)	24	410
OPNET Technologies, Inc. (Software)	12	348
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	42	584
OraSure Technologies, Inc.* (Healthcare - Products)	54	620
Orbital Sciences Corp.* (Aerospace/Defense)	72	947
Orient-Express Hotels, Ltd. - Class A* (Lodging)	102	1,040
Oriental Financial Group, Inc. (Banks)	72	871
Oritani Financial Corp. (Savings & Loans)	90	1,321
Ormat Technologies, Inc. (Electric)	18	363
Orthofix International N.V.* (Healthcare - Products)	18	676
OSI Systems, Inc.* (Electronics)	18	1,103
Otter Tail Corp. (Electric)	48	1,042
Overseas Shipholding Group, Inc. (Transportation)	24	303
Owens & Minor, Inc. (Distribution/Wholesale)	66	2,007
Oxford Industries, Inc. (Apparel)	12	610
OYO Geospace Corp.* (Oil & Gas Services)	6	632
P.F. Chang’s China Bistro, Inc. (Retail)	18	711
Pacific Biosciences of California, Inc.* (Biotechnology)	36	123
PacWest Bancorp (Banks)	24	583
Papa John’s International, Inc.* (Retail)	18	678
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	24	930
Parametric Technology Corp.* (Software)	102	2,850
Paramount Gold and Silver Corp.* (Mining)	114	258
PAREXEL International Corp.* (Commercial Services)	54	1,456
Park Electrochemical Corp. (Electronics)	36	1,088
Park National Corp. (Banks)	18	1,245
Parker Drilling Co.* (Oil & Gas)	108	645
Parkway Properties, Inc. (REIT)	24	252
Patriot Coal Corp.* (Coal)	90	562
PDL BioPharma, Inc. (Biotechnology)	150	953
Pebblebrook Hotel Trust (REIT)	54	1,219
Peet’s Coffee & Tea, Inc.* (Beverages)	12	884
Pegasystems, Inc. (Software)	18	687
Pendrell Corp.* (Commercial Services)	156	407
Penn Virginia Corp. (Oil & Gas)	48	218
PennantPark Investment Corp. (Investment Companies)	66	686
Pennsylvania REIT (REIT)	54	825
PennyMac Mortgage Investment Trust (REIT)	48	896
Penske Automotive Group, Inc. (Retail)	36	887
Perry Ellis International, Inc.* (Apparel)	18	336
Petroleum Development* (Oil & Gas)	24	890
PetroQuest Energy, Inc.* (Oil & Gas)	60	368
Pharmacyclics, Inc.* (Pharmaceuticals)	42	1,166
PharMerica Corp.* (Pharmaceuticals)	30	373
PHH Corp.* (Commercial Services)	54	835
Photronics, Inc.* (Semiconductors)	48	319

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PICO Holdings, Inc.* (Water)	24	$563
Piedmont Natural Gas Co., Inc. (Gas)	60	1,864
Pier 1 Imports, Inc.* (Retail)	96	1,745
Pinnacle Entertainment, Inc.* (Entertainment)	54	622
Pinnacle Financial Partners, Inc.* (Banks)	30	551
Pioneer Drilling Co.* (Oil & Gas)	48	422
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	24	639
Plantronics, Inc. (Telecommunications)	48	1,932
Platinum Underwriters Holdings, Ltd. (Insurance)	30	1,095
Plexus Corp.* (Electronics)	30	1,050
PMFG, Inc.* (Miscellaneous Manufacturing)	24	360
PNM Resources, Inc. (Electric)	78	1,427
PolyOne Corp. (Chemicals)	78	1,123
Pool Corp. (Distribution/Wholesale)	48	1,796
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	18	1,291
Portland General Electric Co. (Electric)	48	1,199
Post Properties, Inc. (REIT)	42	1,968
Potlatch Corp. (REIT)	36	1,128
Powell Industries, Inc.* (Electrical Components & Equipment)	12	411
Power Integrations, Inc. (Semiconductors)	24	891
Power-One, Inc.* (Electrical Components & Equipment)	66	300
Powerwave Technologies, Inc.* (Telecommunications)	36	74
Premiere Global Services, Inc.* (Telecommunications)	72	651
Prestige Brands Holdings, Inc.* (Household Products/Wares)	48	839
PriceSmart, Inc. (Retail)	18	1,311
Primerica, Inc. (Insurance)	36	908
Primoris Services Corp. (Holding Companies - Diversified)	30	482
PrivateBancorp, Inc. (Banks)	48	728
ProAssurance Corp. (Insurance)	30	2,643
Progress Software Corp.* (Software)	60	1,417
PROS Holdings, Inc.* (Software)	24	449
Prospect Capital Corp. (Investment Companies)	90	988
Prosperity Bancshares, Inc. (Banks)	36	1,649
Provident Financial Services, Inc. (Savings & Loans)	78	1,133
Provident New York Bancorp (Savings & Loans)	84	711
PS Business Parks, Inc. (REIT)	12	786
PSS World Medical, Inc.* (Healthcare - Products)	42	1,064
QLIK Technologies, Inc.* (Software)	60	1,920
Quad Graphics, Inc. (Commercial Services)	18	250
Quaker Chemical Corp. (Chemicals)	18	710
Quality Systems, Inc. (Software)	36	1,574
Quanex Building Products Corp. (Building Materials)	42	740
Quantum Corp.* (Computers)	210	550
Quest Software, Inc.* (Software)	54	1,257
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,806
Quidel Corp.* (Healthcare - Products)	30	551
Quiksilver, Inc.* (Apparel)	132	533
QuinStreet, Inc.* (Internet)	24	252
Radian Group, Inc. (Insurance)	126	548
Rambus, Inc.* (Semiconductors)	84	542
Ramco-Gershenson Properties Trust (REIT)	12	147
Raven Industries, Inc. (Miscellaneous Manufacturing)	18	1,098
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	24	1,107
RealD, Inc.* (Computers)	30	405
RealPage, Inc.* (Software)	30	575
Red Robin Gourmet Burgers, Inc.* (Retail)	12	446
Redwood Trust, Inc. (REIT)	78	874
Regis Corp. (Retail)	54	995
Renasant Corp. (Banks)	42	684
Rent-A-Center, Inc. (Commercial Services)	54	2,038
Resolute Energy Corp.* (Oil & Gas)	48	546
Resource Capital Corp. (REIT)	198	1,067
Resources Connection, Inc. (Commercial Services)	48	674
Retail Opportunity Investments Corp. (REIT)	42	506
Rex Energy Corp.* (Oil & Gas)	36	384
RF Micro Devices, Inc.* (Telecommunications)	234	1,165
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	72	580
Rite Aid Corp.* (Retail)	492	856
RLI Corp. (Insurance)	24	1,719
RLJ Lodging Trust (REIT)	24	447
Robbins & Myers, Inc. (Machinery - Diversified)	36	1,874
Rofin-Sinar Technologies, Inc.* (Electronics)	24	633
Rogers Corp.* (Electronics)	12	465
Rollins, Inc. (Commercial Services)	78	1,660
Rosetta Resources, Inc.* (Oil & Gas)	48	2,340
RSC Holdings, Inc.* (Commercial Services)	72	1,626
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	24	553
Ruby Tuesday, Inc.* (Retail)	60	548
Ruddick Corp. (Food)	42	1,684
Rudolph Technologies, Inc.* (Semiconductors)	30	333
Rue21, Inc.* (Retail)	12	352
Rush Enterprises, Inc.* (Retail)	42	891
S&T Bancorp, Inc. (Banks)	48	1,041
Sabra Health Care REIT, Inc. (REIT)	42	690
Safeguard Scientifics, Inc.* (Internet)	30	516
Safety Insurance Group, Inc. (Insurance)	18	750
Saks, Inc.* (Retail)	102	1,184
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	48	2,520
Sanderson Farms, Inc. (Food)	18	955
Sandy Spring Bancorp, Inc. (Banks)	24	436

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sangamo BioSciences, Inc.* (Biotechnology)	60	$294
Sanmina-SCI Corp.* (Electronics)	66	756
Sapient Corp. (Internet)	90	1,121
Sauer-Danfoss, Inc. (Machinery - Diversified)	12	564
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	66	144
ScanSource, Inc.* (Distribution/Wholesale)	24	896
SCBT Financial Corp. (Banks)	18	589
Scholastic Corp. (Media)	36	1,270
Schulman (A.), Inc. (Chemicals)	30	811
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	18	1,243
Scientific Games Corp. - Class A* (Entertainment)	60	700
Seattle Genetics, Inc.* (Biotechnology)	90	1,834
Select Comfort Corp.* (Home Furnishings)	48	1,555
Select Medical Holdings Corp.* (Healthcare - Services)	48	369
Selective Insurance Group, Inc. (Insurance)	60	1,057
SemGroup Corp. - Class A* (Pipelines)	36	1,049
Semtech Corp.* (Semiconductors)	54	1,537
Sensient Technologies Corp. (Chemicals)	48	1,824
Sequenom, Inc.* (Biotechnology)	96	391
Shenandoah Telecommunications Co. (Telecommunications)	36	401
Ship Finance International, Ltd. (Transportation)	42	643
ShoreTel, Inc.* (Telecommunications)	42	239
Shuffle Master, Inc.* (Entertainment)	66	1,162
Shutterfly, Inc.* (Internet)	24	752
SIGA Technologies, Inc.* (Pharmaceuticals)	30	101
Signature Bank* (Banks)	30	1,891
Silicon Graphics International Corp.* (Computers)	30	290
Silicon Image, Inc.* (Semiconductors)	72	423
Simmons First National Corp. - Class A (Banks)	36	930
Simpson Manufacturing Co., Inc. (Building Materials)	42	1,354
Sinclair Broadcast Group, Inc. - Class A (Media)	42	465
Six Flags Entertainment Corp. (Entertainment)	18	842
SJW Corp. (Water)	24	579
Skechers U.S.A., Inc. - Class A* (Apparel)	36	458
SkyWest, Inc. (Airlines)	54	597
Smart Balance, Inc.* (Food)	60	397
Smith Corp. (Miscellaneous Manufacturing)	36	1,618
Snyders-Lance, Inc. (Food)	42	1,086
Solar Capital, Ltd. (Investment Companies)	42	927
Solarwinds, Inc.* (Software)	48	1,855
Sonic Automotive, Inc. (Retail)	36	645
Sonic Corp.* (Retail)	54	415
Sonus Networks, Inc.* (Telecommunications)	192	557
Sotheby’s - Class A (Commercial Services)	54	2,124
Sourcefire, Inc.* (Internet)	24	1,155
South Jersey Industries, Inc. (Gas)	30	1,501
Southside Bancshares, Inc. (Banks)	24	530
Southwest Gas Corp. (Gas)	36	1,539
Sovran Self Storage, Inc. (REIT)	24	1,196
Spansion, Inc. - Class A* (Computers)	48	585
Spartan Stores, Inc. (Food)	30	544
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	12	420
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	48	606
SS&C Technologies Holdings, Inc.* (Software)	30	700
Stage Stores, Inc. (Retail)	36	585
Standard Microsystems Corp.* (Semiconductors)	30	776
Standard Pacific Corp.* (Home Builders)	150	669
Standex International Corp. (Miscellaneous Manufacturing)	12	494
Star Scientific, Inc.* (Agriculture)	102	335
Starwood Property Trust, Inc. (REIT)	78	1,640
State Bank Finacial Corp.* (Banks)	36	630
STEC, Inc.* (Computers)	36	340
Steelcase, Inc. - Class A (Office Furnishings)	78	749
Steiner Leisure, Ltd.* (Commercial Services)	18	879
Stepan Co. (Chemicals)	12	1,054
STERIS Corp. (Healthcare - Products)	54	1,707
Sterling Financial Corp.* (Banks)	36	752
Steven Madden, Ltd.* (Apparel)	30	1,283
Stewart Enterprises, Inc. - Class A (Commercial Services)	96	583
Stifel Financial Corp.* (Diversified Financial Services)	42	1,589
Stillwater Mining Co.* (Mining)	90	1,138
Stone Energy Corp.* (Oil & Gas)	48	1,372
Stoneridge, Inc.* (Electronics)	36	356
STR Holdings, Inc.* (Miscellaneous Manufacturing)	24	116
Stratasys, Inc.* (Computers)	18	657
Strategic Hotels & Resorts, Inc.* (REIT)	168	1,105
Strayer Education, Inc. (Commercial Services)	12	1,131
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	24	1,178
Sun Communities, Inc. (REIT)	18	780
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	18	471
Sunrise Assisted Living, Inc.* (Healthcare - Services)	54	341
Sunstone Hotel Investors, Inc.* (REIT)	96	935
Super Micro Computer, Inc.* (Computers)	30	524

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Superior Industries International, Inc. (Auto Parts & Equipment)	24	$469
Susquehanna Bancshares, Inc. (Banks)	96	948
SVB Financial Group* (Banks)	36	2,316
Swift Energy Co.* (Oil & Gas)	36	1,045
Swift Transportation Co.* (Transportation)	72	831
Swisher Hygiene, Inc.* (Commercial Services)	72	177
Sycamore Networks, Inc.* (Telecommunications)	24	426
Sykes Enterprises, Inc.* (Computers)	42	664
Symetra Financial Corp. (Insurance)	72	830
Symmetry Medical, Inc.* (Healthcare - Products)	54	382
Synaptics, Inc.* (Computers)	30	1,095
Synchronoss Technologies, Inc.* (Software)	24	766
SYNNEX Corp.* (Software)	36	1,373
Syntel, Inc. (Computers)	12	672
Take-Two Interactive Software, Inc.* (Software)	66	1,015
TAL International Group, Inc. (Trucking & Leasing)	24	881
Taleo Corp. - Class A* (Software)	30	1,378
Tanger Factory Outlet Centers, Inc. (REIT)	66	1,962
Targa Resources Corp. (Oil & Gas Services)	18	818
Targacept, Inc.* (Pharmaceuticals)	30	154
Team Health Holdings, Inc.* (Commercial Services)	24	493
Team, Inc.* (Commercial Services)	24	743
Teekay Tankers, Ltd. - Class A (Transportation)	42	255
Tejon Ranch Co.* (Agriculture)	18	516
Teledyne Technologies, Inc.* (Aerospace/Defense)	30	1,891
TeleTech Holdings, Inc.* (Commercial Services)	24	386
Tennant Co. (Machinery - Diversified)	18	792
Tenneco, Inc.* (Auto Parts & Equipment)	54	2,006
Tesco Corp.* (Oil & Gas Services)	30	426
Tessera Technologies, Inc.* (Semiconductors)	60	1,035
Tetra Tech, Inc.* (Environmental Control)	60	1,582
TETRA Technologies, Inc.* (Oil & Gas Services)	84	791
Texas Capital Bancshares, Inc.* (Banks)	36	1,246
Texas Industries, Inc. (Building Materials)	24	840
Texas Roadhouse, Inc. (Retail)	48	799
Textainer Group Holdings, Ltd. (Trucking & Leasing)	18	610
The Andersons, Inc. (Agriculture)	18	876
The Brink’s Co. (Miscellaneous Manufacturing)	42	1,003
The Buckle, Inc. (Retail)	24	1,150
The Cato Corp. - Class A (Retail)	24	663
The Cheesecake Factory, Inc.* (Retail)	48	1,411
The Children’s Place Retail Stores, Inc.* (Retail)	18	930
The Corporate Executive Board Co. (Commercial Services)	30	1,290
The Ensign Group, Inc. (Healthcare - Services)	18	489
The Finish Line, Inc. - Class A (Retail)	42	891
The Fresh Market, Inc.* (Food)	24	1,151
The Geo Group, Inc.* (Commercial Services)	60	1,141
The Gorman-Rupp Co. (Machinery - Diversified)	18	525
The Greenbrier Cos., Inc.* (Trucking & Leasing)	18	356
The Hain Celestial Group, Inc.* (Food)	30	1,314
The Jones Group, Inc. (Apparel)	72	904
The Medicines Co.* (Biotechnology)	48	963
The Men’s Wearhouse, Inc. (Retail)	42	1,628
The Middleby Corp.* (Machinery - Diversified)	18	1,821
The Navigators Group, Inc.* (Insurance)	12	567
The New York Times Co. - Class A* (Media)	114	774
The Pantry, Inc.* (Retail)	18	234
The Pep Boys - Manny, Moe & Jack (Retail)	48	716
The Ryland Group, Inc. (Home Builders)	48	925
The Ultimate Software Group, Inc.* (Software)	24	1,759
The Warnaco Group, Inc.* (Apparel)	36	2,102
The Wet Seal, Inc. - Class A* (Retail)	84	290
Theravance, Inc.* (Pharmaceuticals)	66	1,287
Thompson Creek Metals Co., Inc.* (Mining)	150	1,014
Titan International, Inc. (Auto Parts & Equipment)	36	851
Titan Machinery, Inc.* (Distribution/Wholesale)	12	338
TiVo, Inc.* (Home Furnishings)	108	1,295
TNS, Inc.* (Commercial Services)	36	782
Tompkins Financial Corp. (Banks)	24	961
Tootsie Roll Industries, Inc. (Food)	36	827
Tower Group, Inc. (Insurance)	36	807
TowneBank (Banks)	54	728
TPC Group, Inc.* (Chemicals)	12	531
Travelzoo, Inc.* (Internet)	6	138
Tredegar Corp. (Miscellaneous Manufacturing)	30	588
TreeHouse Foods, Inc.* (Food)	30	1,785
Trex Co., Inc.* (Building Materials)	12	385
Triangle Capital Corp. (Investment Companies)	30	593
TriMas Corp.* (Miscellaneous Manufacturing)	24	537
Triple-S Management Corp. - Class B* (Healthcare - Services)	30	693
TriQuint Semiconductor, Inc.* (Semiconductors)	156	1,076

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	36	$2,256
True Religion Apparel, Inc.* (Apparel)	24	658
TrueBlue, Inc.* (Commercial Services)	36	644
TrustCo Bank Corp. NY (Banks)	150	857
Trustmark Corp. (Banks)	48	1,199
TTM Technologies, Inc.* (Electronics)	48	552
Tutor Perini Corp.* (Engineering & Construction)	30	467
Twin Disc, Inc. (Machinery - Diversified)	12	313
Two Harbors Investment Corp. (REIT)	84	852
Tyler Technologies, Inc.* (Software)	30	1,152
UIL Holdings Corp. (Electric)	42	1,460
Ultratech Stepper, Inc.* (Semiconductors)	24	696
UMB Financial Corp. (Banks)	24	1,074
Umpqua Holdings Corp. (Banks)	102	1,383
UniFirst Corp. (Textiles)	18	1,108
Unisource Energy Corp. (Electric)	36	1,317
Unisys Corp.* (Computers)	36	710
United Bankshares, Inc. (Banks)	48	1,385
United Fire Group, Inc. (Insurance)	30	537
United Natural Foods, Inc.* (Food)	42	1,960
United Online, Inc. (Internet)	96	469
United Rentals, Inc.* (Commercial Services)	54	2,316
United Stationers, Inc. (Distribution/Wholesale)	36	1,117
Universal American Corp. (Insurance)	30	323
Universal Corp. (Agriculture)	24	1,118
Universal Display Corp.* (Electrical Components & Equipment)	36	1,315
Universal Electronics, Inc.* (Home Furnishings)	18	360
Universal Forest Products, Inc. (Building Materials)	18	621
Universal Health Realty Income Trust (REIT)	12	476
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	6	256
Universal Technical Institute, Inc. (Commercial Services)	24	317
Urstadt Biddle Properties - Class A (REIT)	24	474
US Airways Group, Inc.* (Airlines)	150	1,139
US Ecology, Inc. (Environmental Control)	30	652
USA Mobility, Inc. (Telecommunications)	30	418
USEC, Inc.* (Mining)	126	134
USG Corp.* (Building Materials)	72	1,238
Vail Resorts, Inc. (Entertainment)	36	1,557
Valassis Communications, Inc.* (Commercial Services)	42	966
ValueClick, Inc.* (Internet)	66	1,303
ValueVision Media, Inc. - Class A* (Advertising)	48	99
Vantage Drilling Co.* (Oil & Gas)	192	307
VASCO Data Security International, Inc.* (Internet)	30	324
Vector Group, Ltd. (Agriculture)	66	1,170
Veeco Instruments, Inc.* (Semiconductors)	36	1,030
Venoco, Inc.* (Oil & Gas)	24	260
Vera Bradley, Inc.* (Retail)	18	543
Verint Systems, Inc.* (Software)	24	777
Viad Corp. (Commercial Services)	24	466
ViaSat, Inc.* (Telecommunications)	36	1,736
Vicor Corp. (Electrical Components & Equipment)	30	240
ViewPoint Financial Group, Inc. (Savings & Loans)	54	831
VirnetX Holding Corp.* (Internet)	36	861
ViroPharma, Inc.* (Pharmaceuticals)	72	2,165
Virtus Investment Partners, Inc.* (Diversified Financial Services)	6	515
Vitamin Shoppe, Inc.* (Retail)	24	1,061
VIVUS, Inc.* (Pharmaceuticals)	90	2,012
Vocus, Inc.* (Internet)	18	239
Volcano Corp.* (Healthcare - Products)	42	1,191
Volterra Semiconductor Corp.* (Semiconductors)	30	1,032
Vonage Holdings Corp.* (Telecommunications)	156	345
W&T Offshore, Inc. (Oil & Gas)	36	759
Wabash National Corp.* (Auto Manufacturers)	90	932
Walter Investment Management Corp. (REIT)	24	541
Washington REIT (REIT)	54	1,604
Washington Trust Bancorp, Inc. (Banks)	24	579
Watsco, Inc. (Distribution/Wholesale)	30	2,221
Watts Water Technologies, Inc. - Class A (Electronics)	24	978
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	54	507
WD-40 Co. (Household Products/Wares)	18	816
Web.com Group, Inc.* (Internet)	30	433
Websense, Inc.* (Internet)	36	759
Webster Financial Corp. (Banks)	54	1,224
Weis Markets, Inc. (Food)	18	785
WellCare Health Plans, Inc.* (Healthcare - Services)	36	2,588
Werner Enterprises, Inc. (Transportation)	48	1,193
WesBanco, Inc. (Banks)	54	1,088
West Coast Bancorp* (Banks)	24	454
West Pharmaceutical Services, Inc. (Healthcare - Products)	48	2,041
Westamerica Bancorp (Banks)	30	1,440
Western Alliance Bancorp* (Banks)	72	610
Western Refining, Inc. (Oil & Gas)	48	903
WGL Holdings, Inc. (Gas)	42	1,709
Winthrop Realty Trust (REIT)	42	487
Wintrust Financial Corp. (Banks)	30	1,074
Wolverine World Wide, Inc. (Apparel)	42	1,562
Woodward, Inc. (Electronics)	54	2,313

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Acceptance Corp.* (Diversified Financial Services)	12	$735
World Fuel Services Corp. (Retail)	66	2,706
Worthington Industries, Inc. (Metal Fabricate/Hardware)	60	1,151
Wright Express Corp.* (Commercial Services)	36	2,330
Wright Medical Group, Inc.* (Healthcare - Products)	36	696
Xyratex, Ltd. (Computers)	42	668
Zep, Inc. (Chemicals)	24	346
ZIOPHARM Oncology, Inc.* (Biotechnology)	66	356
Zoll Medical Corp.* (Healthcare - Products)	18	1,667
Zumiez, Inc.* (Retail)	18	650

TOTAL COMMON STOCKS (Cost $890,996)		1,035,599

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $7,773,016	$7,773,000	$7,773,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,773,000)		7,773,000

TOTAL INVESTMENT SECURITIES (Cost $8,663,996) — 104.2%		8,808,599
Net other assets (liabilities) — (4.2)%		(354,983)

NET ASSETS — 100.0%		$8,453,616

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $1,294,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $1,158,080)	14	$50,374

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,090,209	$(20,501)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,201,653	(50,216)
		$(70,717)

ProFund VP Small-Cap invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$800	NM
Aerospace/Defense	14,862	0.2%
Agriculture	4,015	NM
Airlines	5,654	0.1%
Apparel	14,936	0.2%
Auto Manufacturers	932	NM
Auto Parts & Equipment	10,968	0.1%
Banks	66,635	0.8%
Beverages	2,208	NM
Biotechnology	21,162	0.3%
Building Materials	11,060	0.1%
Chemicals	19,678	0.2%
Coal	1,733	NM
Commercial Services	69,693	0.9%
Computers	22,283	0.3%
Cosmetics/Personal Care	912	NM
Distribution/Wholesale	11,535	0.1%
Diversified Financial Services	16,547	0.2%
Electric	22,383	0.3%
Electrical Components & Equipment	10,621	0.1%
Electronics	24,539	0.3%
Energy - Alternate Sources	1,242	NM
Engineering & Construction	7,619	0.1%
Entertainment	9,852	0.1%
Environmental Control	9,001	0.1%
Food	18,250	0.2%
Forest Products & Paper	8,469	0.1%
Gas	11,707	0.1%
Hand/Machine Tools	883	NM
Healthcare - Products	36,210	0.4%
Healthcare - Services	18,214	0.2%
Holding Companies - Diversified	1,192	NM
Home Builders	4,297	0.1%
Home Furnishings	5,170	0.1%
Household Products/Wares	5,364	0.1%
Insurance	33,588	0.4%
Internet	22,909	0.3%
Investment Companies	8,086	0.1%
Iron/Steel	256	NM
Leisure Time	4,966	0.1%
Lodging	3,178	NM
Machinery - Construction & Mining	1,094	NM
Machinery - Diversified	17,424	0.2%
Media	7,273	0.1%
Metal Fabricate/Hardware	7,481	0.1%
Mining	12,083	0.1%
Miscellaneous Manufacturing	24,365	0.3%
Office Furnishings	4,302	0.1%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Oil & Gas	$35,481	0.4%
Oil & Gas Services	15,654	0.2%
Packaging & Containers	861	NM
Pharmaceuticals	33,727	0.4%
Pipelines	1,643	NM
Private Equity	731	NM
REIT	89,134	1.2%
Real Estate	1,048	NM
Retail	69,872	0.8%
Savings & Loans	10,324	0.1%
Semiconductors	32,091	0.4%
Software	47,551	0.6%
Storage/Warehousing	760	NM
Telecommunications	31,206	0.4%
Textiles	1,929	NM
Toys/Games/Hobbies	524	NM
Transportation	19,118	0.2%
Trucking & Leasing	3,214	NM
Water	3,100	NM
Other**	7,418,017	87.7%
Total	$8,453,616	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (77.4%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $6,187,009	$6,187,000	$6,187,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,187,000)		6,187,000

TOTAL INVESTMENT SECURITIES (Cost $6,187,000) — 77.4%		6,187,000
Net other assets (liabilities) — 22.6%		1,806,309

NET ASSETS — 100.0%		$7,993,309

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $336,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 6/18/12 (Underlying notional amount at value $197,220)	3	$5,619

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$4,860,474	$16,963
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	2,982,411	(26,210)
		$(9,247)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (32.9%)
Activision Blizzard, Inc. (Software)	9,430	$120,893
Adobe Systems, Inc.* (Software)	4,141	142,078
Akamai Technologies, Inc.* (Internet)	1,476	54,169
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,558	144,676
Altera Corp. (Semiconductors)	2,706	107,753
Amazon.com, Inc.* (Internet)	3,813	772,171
Amgen, Inc. (Biotechnology)	6,642	451,590
Apollo Group, Inc. - Class A* (Commercial Services)	1,066	41,190
Apple Computer, Inc.* (Computers)	7,831	4,694,450
Applied Materials, Inc. (Semiconductors)	10,865	135,161
Autodesk, Inc.* (Software)	1,886	79,815
Automatic Data Processing, Inc. (Commercial Services)	4,141	228,542
Avago Technologies, Ltd. (Semiconductors)	2,050	79,888
Baidu, Inc.ADR* (Internet)	2,296	334,688
Bed Bath & Beyond, Inc.* (Retail)	2,009	132,132
Biogen Idec, Inc.* (Biotechnology)	2,009	253,074
BMC Software, Inc.* (Software)	1,394	55,983
Broadcom Corp. - Class A (Semiconductors)	4,141	162,741
C.H. Robinson Worldwide, Inc. (Transportation)	1,353	88,608
CA, Inc. (Software)	4,100	112,996
Celgene Corp.* (Biotechnology)	3,690	286,049
Cerner Corp.* (Software)	1,435	109,290
Check Point Software Technologies, Ltd.* (Software)	1,763	112,550
Cisco Systems, Inc. (Telecommunications)	45,264	957,334
Citrix Systems, Inc.* (Software)	1,558	122,942
Cognizant Technology Solutions Corp.* (Computers)	2,542	195,607
Comcast Corp. - Class A (Media)	17,589	527,846
Costco Wholesale Corp. (Retail)	3,649	331,329
Ctrip.com International, Ltd.ADR* (Internet)	1,230	26,617
Dell, Inc.* (Computers)	15,088	250,461
DENTSPLY International, Inc. (Healthcare - Products)	1,189	47,715
DIRECTV - Class A* (Media)	5,699	281,189
Dollar Tree, Inc.* (Retail)	984	92,978
eBay, Inc.* (Internet)	10,824	399,297
Electronic Arts, Inc.* (Software)	2,788	45,946
Expedia, Inc. (Internet)	1,025	34,276
Expeditors International of Washington, Inc. (Transportation)	1,763	81,997
Express Scripts, Inc.* (Pharmaceuticals)	4,059	219,917
F5 Networks, Inc.* (Internet)	656	88,534
Fastenal Co. (Distribution/Wholesale)	2,501	135,304
First Solar, Inc.* (Energy - Alternate Sources)	738	18,487
Fiserv, Inc.* (Software)	1,148	79,660
Flextronics International, Ltd.* (Electronics)	5,781	41,797
Fossil, Inc.* (Distribution/Wholesale)	533	70,345
Garmin, Ltd. (Electronics)	1,640	76,998
Gilead Sciences, Inc.* (Biotechnology)	6,355	310,442
Google, Inc. - Class A* (Internet)	2,173	1,393,414
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,312	61,454
Henry Schein, Inc.* (Healthcare - Products)	738	55,852
Infosys Technologies, Ltd.ADR (Computers)	697	39,750
Intel Corp. (Semiconductors)	41,984	1,180,170
Intuit, Inc. (Software)	2,460	147,920
Intuitive Surgical, Inc.* (Healthcare - Products)	328	177,694
KLA -Tencor Corp. (Semiconductors)	1,394	75,861
Lam Research Corp.* (Semiconductors)	1,025	45,735
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,592	87,661
Life Technologies Corp.* (Biotechnology)	1,517	74,060
Linear Technology Corp. (Semiconductors)	1,927	64,940
Marvell Technology Group, Ltd.* (Semiconductors)	4,920	77,392
Mattel, Inc. (Toys/Games/Hobbies)	2,829	95,224
Maxim Integrated Products, Inc. (Semiconductors)	2,460	70,331
Microchip Technology, Inc. (Semiconductors)	1,599	59,483
Micron Technology, Inc.* (Semiconductors)	8,282	67,084
Microsoft Corp. (Software)	70,520	2,274,270
Monster Beverage Corp.* (Beverages)	1,476	91,645
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,567	83,646
NetApp, Inc.* (Computers)	2,993	133,997
Netflix, Inc.* (Internet)	451	51,883
News Corp. - Class A (Media)	14,063	276,900
Nuance Communications, Inc.* (Software)	2,583	66,073
NVIDIA Corp.* (Semiconductors)	5,125	78,874
O’Reilly Automotive, Inc.* (Retail)	1,066	97,379
Oracle Corp. (Software)	42,230	1,231,427
PACCAR, Inc. (Auto Manufacturers)	2,993	140,162
Paychex, Inc. (Commercial Services)	3,034	94,024
Perrigo Co. (Pharmaceuticals)	779	80,478
Priceline.com, Inc.* (Internet)	410	294,175
Qualcomm, Inc. (Telecommunications)	14,227	967,720
Randgold Resources, Ltd.ADR (Mining)	451	39,679
Research In Motion, Ltd.* (Computers)	4,387	64,533
Ross Stores, Inc. (Retail)	1,927	111,959
SanDisk Corp.* (Computers)	2,050	101,659
Seagate Technology PLC (Computers)	3,772	101,655
Sears Holdings Corp.* (Retail)	902	59,757
Sigma-Aldrich Corp. (Chemicals)	1,025	74,886
Sirius XM Radio, Inc.* (Media)	31,570	72,927
Staples, Inc. (Retail)	5,822	94,200
Starbucks Corp. (Retail)	6,314	352,889
Stericycle, Inc.* (Environmental Control)	697	58,297
Symantec Corp.* (Internet)	6,109	114,238

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,863	$264,187
VeriSign, Inc. (Internet)	1,353	51,874
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,763	72,301
Virgin Media, Inc. (Telecommunications)	2,337	58,378
Vodafone Group PLCADR (Telecommunications)	7,339	203,070
Warner Chilcott PLC - Class A* (Pharmaceuticals)	2,091	35,150
Whole Foods Market, Inc. (Food)	1,517	126,214
Wynn Resorts, Ltd. (Lodging)	861	107,522
Xilinx, Inc. (Semiconductors)	2,214	80,656
Yahoo!, Inc.* (Internet)	10,209	155,381

TOTAL COMMON STOCKS (Cost $10,242,650)		25,275,595

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.4%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $43,462,092	$43,462,000	$43,462,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,462,000)		43,462,000

TOTAL INVESTMENT SECURITIES (Cost $53,704,650) — 89.3%		68,737,595
Net other assets (liabilities) — 10.7%		8,257,366

NET ASSETS — 100.0%		$76,994,961

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $4,770,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $8,638,140)	157	$428,145

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$12,611,178	$(126,725)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	30,796,198	(216,163)
		$(342,888)

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$140,162	0.2%
Beverages	153,099	0.2%
Biotechnology	1,592,192	2.1%
Chemicals	74,886	0.1%
Commercial Services	363,756	0.5%
Computers	5,582,112	7.2%
Distribution/Wholesale	205,649	0.3%
Electronics	118,795	0.2%
Energy - Alternate Sources	18,487	NM
Environmental Control	58,297	0.1%
Food	126,214	0.2%
Healthcare - Products	281,261	0.4%
Internet	3,858,378	5.0%
Lodging	107,522	0.1%
Media	1,158,862	1.5%
Mining	39,679	0.1%
Pharmaceuticals	683,378	0.9%
Retail	1,272,623	1.6%
Semiconductors	2,286,069	3.0%
Software	4,701,843	6.1%
Telecommunications	2,186,502	2.8%
Toys/Games/Hobbies	95,224	0.1%
Transportation	170,605	0.2%
Other**	51,719,366	67.1%
Total	$76,994,961	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Miscellaneous Manufacturing)	905	$80,735
Abercrombie & Fitch Co. - Class A (Retail)	543	26,938
Accenture PLC - Class A (Computers)	905	58,372
ACE, Ltd. (Insurance)	1,991	145,741
Adobe Systems, Inc.* (Software)	1,448	49,681
Advanced Micro Devices, Inc.* (Semiconductors)	3,258	26,129
Aetna, Inc. (Healthcare - Services)	905	45,395
Agilent Technologies, Inc.* (Electronics)	543	24,169
AGL Resources, Inc. (Gas)	724	28,395
Air Products & Chemicals, Inc. (Chemicals)	362	33,232
Airgas, Inc. (Chemicals)	181	16,104
Alcoa, Inc. (Mining)	6,154	61,663
Allegheny Technologies, Inc. (Iron/Steel)	543	22,355
Allstate Corp. (Insurance)	2,896	95,336
Alpha Natural Resources, Inc.* (Coal)	1,267	19,271
Altria Group, Inc. (Agriculture)	7,783	240,261
Ameren Corp. (Electric)	1,448	47,176
American Electric Power, Inc. (Electric)	2,715	104,745
American Express Co. (Diversified Financial Services)	2,353	136,145
American International Group, Inc.* (Insurance)	3,077	94,864
Ameriprise Financial, Inc. (Diversified Financial Services)	1,267	72,384
AmerisourceBergen Corp. (Pharmaceuticals)	1,448	57,457
Anadarko Petroleum Corp. (Oil & Gas)	1,448	113,436
Analog Devices, Inc. (Semiconductors)	724	29,250
Aon Corp. (Insurance)	543	26,640
Apache Corp. (Oil & Gas)	724	72,719
Apartment Investment and Management Co. - Class A (REIT)	362	9,560
Applied Materials, Inc. (Semiconductors)	7,421	92,317
Archer-Daniels-Midland Co. (Agriculture)	3,801	120,340
Assurant, Inc. (Insurance)	543	21,992
AT&T, Inc. (Telecommunications)	33,666	1,051,389
Autodesk, Inc.* (Software)	724	30,640
AutoNation, Inc.* (Retail)	181	6,210
AvalonBay Communities, Inc. (REIT)	181	25,584
Avery Dennison Corp. (Household Products/Wares)	543	16,361
Avon Products, Inc. (Cosmetics/Personal Care)	2,534	49,058
Baker Hughes, Inc. (Oil & Gas Services)	1,086	45,547
Ball Corp. (Packaging & Containers)	362	15,523
Bank of America Corp. (Banks)	60,997	583,741
Bank of New York Mellon Corp. (Banks)	6,878	165,966
BB&T Corp. (Banks)	3,982	124,995
Beam, Inc. (Beverages)	905	53,006
Bemis Co., Inc. (Packaging & Containers)	543	17,533
Berkshire Hathaway, Inc. - Class B* (Insurance)	9,955	807,848
Best Buy Co., Inc. (Retail)	1,629	38,575
Big Lots, Inc.* (Retail)	181	7,787
BMC Software, Inc.* (Software)	181	7,269
Boeing Co. (Aerospace/Defense)	1,629	121,149
BorgWarner, Inc.* (Auto Parts & Equipment)	181	15,266
Boston Properties, Inc. (REIT)	362	38,006
Boston Scientific Corp.* (Healthcare - Products)	8,326	49,789
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,801	128,284
CA, Inc. (Software)	1,991	54,872
Cablevision Systems Corp. NY - Class A (Media)	1,267	18,600
Campbell Soup Co. (Food)	543	18,381
Capital One Financial Corp. (Banks)	3,077	171,512
Cardinal Health, Inc. (Pharmaceuticals)	1,991	85,832
CareFusion Corp.* (Healthcare - Products)	1,267	32,853
CarMax, Inc.* (Retail)	1,267	43,902
Carnival Corp. - Class A (Leisure Time)	2,534	81,291
Caterpillar, Inc. (Machinery - Construction & Mining)	1,267	134,961
CBRE Group, Inc. - Class A* (Real Estate)	1,810	36,128
CBS Corp. - Class B (Media)	3,620	122,754
CenterPoint Energy, Inc. (Gas)	2,353	46,401
CenturyLink, Inc. (Telecommunications)	3,439	132,917
Chesapeake Energy Corp. (Oil & Gas)	3,801	88,069
Chevron Corp. (Oil & Gas)	5,249	562,903
CIGNA Corp. (Healthcare - Services)	1,629	80,228
Cincinnati Financial Corp. (Insurance)	905	31,232
Cintas Corp. (Textiles)	543	21,242
Cisco Systems, Inc. (Telecommunications)	30,589	646,957
Citigroup, Inc. (Banks)	16,652	608,631
Clorox Co. (Household Products/Wares)	181	12,444
CME Group, Inc. (Diversified Financial Services)	362	104,737
CMS Energy Corp. (Electric)	1,448	31,856
Coca-Cola Enterprises, Inc. (Beverages)	1,629	46,589
Comcast Corp. - Class A (Media)	15,385	461,704
Comerica, Inc. (Banks)	1,086	35,143
Computer Sciences Corp. (Computers)	905	27,096
ConAgra Foods, Inc. (Food)	2,353	61,790
ConocoPhillips (Oil & Gas)	7,240	550,312
CONSOL Energy, Inc. (Coal)	362	12,344
Consolidated Edison, Inc. (Electric)	724	42,296
Constellation Brands, Inc.* (Beverages)	905	21,349
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	362	23,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corning, Inc. (Telecommunications)	8,688	$122,327
Costco Wholesale Corp. (Retail)	1,086	98,609
Coventry Health Care, Inc. (Healthcare - Services)	724	25,753
Covidien PLC (Healthcare - Products)	724	39,588
CSX Corp. (Transportation)	3,258	70,112
Cummins, Inc. (Machinery - Diversified)	362	43,454
CVS Caremark Corp. (Retail)	7,421	332,461
D.R. Horton, Inc. (Home Builders)	1,629	24,712
Danaher Corp. (Miscellaneous Manufacturing)	724	40,544
Darden Restaurants, Inc. (Retail)	181	9,260
Dean Foods Co.* (Food)	1,086	13,151
Dell, Inc.* (Computers)	8,688	144,221
Denbury Resources, Inc.* (Oil & Gas)	2,172	39,596
DENTSPLY International, Inc. (Healthcare - Products)	362	14,527
Devon Energy Corp. (Oil & Gas)	2,353	167,345
Discover Financial Services (Diversified Financial Services)	3,077	102,587
Dominion Resources, Inc. (Electric)	905	46,345
Dover Corp. (Miscellaneous Manufacturing)	362	22,784
Dr. Pepper Snapple Group, Inc. (Beverages)	543	21,834
DTE Energy Co. (Electric)	905	49,802
Duke Energy Corp. (Electric)	7,602	159,718
E*TRADE Financial Corp.* (Diversified Financial Services)	1,448	15,856
E.I. du Pont de Nemours & Co. (Chemicals)	1,629	86,174
Eastman Chemical Co. (Chemicals)	362	18,712
Eaton Corp. (Miscellaneous Manufacturing)	1,991	99,212
eBay, Inc.* (Internet)	2,353	86,802
Edison International (Electric)	1,810	76,943
El Paso Corp. (Pipelines)	2,353	69,531
Electronic Arts, Inc.* (Software)	905	14,914
Eli Lilly & Co. (Pharmaceuticals)	1,810	72,889
EMC Corp.* (Computers)	5,249	156,840
Emerson Electric Co. (Electrical Components & Equipment)	1,267	66,112
Entergy Corp. (Electric)	1,086	72,979
EQT Corp. (Oil & Gas)	362	17,452
Equifax, Inc. (Commercial Services)	362	16,022
Equity Residential (REIT)	543	34,003
Exelon Corp. (Electric)	4,887	191,619
Expedia, Inc. (Internet)	181	6,053
Expeditors International of Washington, Inc. (Transportation)	362	16,837
Exxon Mobil Corp. (Oil & Gas)	9,593	832,001
Fastenal Co. (Distribution/Wholesale)	543	29,376
Federated Investors, Inc. - Class B (Diversified Financial Services)	543	12,169
FedEx Corp. (Transportation)	1,810	166,448
Fidelity National Information Services, Inc. (Software)	1,267	41,963
Fifth Third Bancorp (Banks)	5,249	73,748
First Horizon National Corp. (Banks)	1,448	15,035
FirstEnergy Corp. (Electric)	2,353	107,273
FLIR Systems, Inc. (Electronics)	181	4,581
Fluor Corp. (Engineering & Construction)	362	21,734
Ford Motor Co. (Auto Manufacturers)	21,539	269,022
Forest Laboratories, Inc.* (Pharmaceuticals)	1,448	50,231
Freeport-McMoRan Copper & Gold, Inc. (Mining)	5,430	206,557
Frontier Communications Corp. (Telecommunications)	5,611	23,398
GameStop Corp. - Class A (Retail)	724	15,812
Gannett Co., Inc. (Media)	1,267	19,423
General Dynamics Corp. (Aerospace/Defense)	724	53,127
General Electric Co. (Miscellaneous Manufacturing)	60,273	1,209,679
General Mills, Inc. (Food)	1,267	49,983
Genuine Parts Co. (Distribution/Wholesale)	181	11,358
Genworth Financial, Inc. - Class A* (Insurance)	2,715	22,589
H & R Block, Inc. (Commercial Services)	1,629	26,830
Halliburton Co. (Oil & Gas Services)	2,172	72,089
Harley-Davidson, Inc. (Leisure Time)	724	35,534
Harman International Industries, Inc. (Home Furnishings)	362	16,945
Harris Corp. (Telecommunications)	724	32,638
Hartford Financial Services Group, Inc. (Insurance)	2,534	53,417
Hasbro, Inc. (Toys/Games/Hobbies)	181	6,646
HCP, Inc. (REIT)	1,267	49,996
Health Care REIT, Inc. (REIT)	543	29,843
Heinz (H.J.) Co. (Food)	362	19,385
Hess Corp. (Oil & Gas)	1,810	106,699
Hewlett-Packard Co. (Computers)	11,222	267,420
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,629	99,450
Hormel Foods Corp. (Food)	362	10,686
Hospira, Inc.* (Healthcare - Products)	905	33,838
Host Hotels & Resorts, Inc. (REIT)	3,982	65,384
Hudson City Bancorp, Inc. (Savings & Loans)	3,077	22,493
Humana, Inc. (Healthcare - Services)	362	33,478
Huntington Bancshares, Inc. (Banks)	4,887	31,521
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,086	62,032
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,629	67,359
Integrys Energy Group, Inc. (Electric)	362	19,182
Intel Corp. (Semiconductors)	13,937	391,769
International Game Technology (Entertainment)	1,629	27,351
International Paper Co. (Forest Products & Paper)	2,534	88,943
Invesco, Ltd. (Diversified Financial Services)	2,534	67,582
Iron Mountain, Inc. (Commercial Services)	543	15,638
J.C. Penney Co., Inc. (Retail)	905	32,064
J.P. Morgan Chase & Co. (Banks)	21,720	998,686
Jabil Circuit, Inc. (Electronics)	1,086	27,280
Jacobs Engineering Group, Inc.* (Engineering & Construction)	724	32,124

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	1,267	$18,359
Johnson Controls, Inc. (Auto Parts & Equipment)	3,801	123,456
Juniper Networks, Inc.* (Telecommunications)	1,086	24,848
KeyCorp (Banks)	5,430	46,155
Kimco Realty Corp. (REIT)	2,353	45,319
Kohls Corp. (Retail)	543	27,166
Kraft Foods, Inc. (Food)	4,706	178,875
Kroger Co. (Food)	3,258	78,941
L-3 Communications Holdings, Inc. (Aerospace/Defense)	543	38,428
Legg Mason, Inc. (Diversified Financial Services)	724	20,221
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	724	16,659
Lennar Corp. - Class A (Home Builders)	905	24,598
Leucadia National Corp. (Holding Companies - Diversified)	1,086	28,345
Lexmark International, Inc. - Class A (Computers)	362	12,033
Lincoln National Corp. (Insurance)	1,629	42,940
Linear Technology Corp. (Semiconductors)	543	18,299
Loews Corp. (Insurance)	1,810	72,165
Lorillard, Inc. (Agriculture)	181	23,436
Lowe’s Cos., Inc. (Retail)	7,059	221,511
LSI Logic Corp.* (Semiconductors)	1,629	14,140
M&T Bank Corp. (Banks)	724	62,901
Macy’s, Inc. (Retail)	2,353	93,485
Marathon Oil Corp. (Oil & Gas)	3,982	126,229
Marathon Petroleum Corp. (Oil & Gas)	1,991	86,330
Marriott International, Inc. - Class A (Lodging)	905	34,266
Marsh & McLennan Cos., Inc. (Insurance)	3,077	100,895
Masco Corp. (Building Materials)	1,448	19,360
Mattel, Inc. (Toys/Games/Hobbies)	1,086	36,555
McCormick & Co., Inc. (Food)	181	9,852
McGraw-Hill Cos., Inc. (Media)	724	35,092
McKesson Corp. (Pharmaceuticals)	1,448	127,091
MeadWestvaco Corp. (Forest Products & Paper)	905	28,589
Medtronic, Inc. (Healthcare - Products)	1,991	78,027
Merck & Co., Inc. (Pharmaceuticals)	5,973	229,363
MetLife, Inc. (Insurance)	5,973	223,092
MetroPCS Communications, Inc.* (Telecommunications)	1,629	14,694
Micron Technology, Inc.* (Semiconductors)	5,611	45,449
Microsoft Corp. (Software)	18,281	589,562
Molex, Inc. (Electrical Components & Equipment)	724	20,359
Molson Coors Brewing Co. - Class B (Beverages)	905	40,951
Moody’s Corp. (Commercial Services)	543	22,860
Morgan Stanley Dean Witter & Co. (Banks)	8,688	170,632
Motorola Mobility Holdings, Inc.* (Telecommunications)	905	35,512
Motorola Solutions, Inc. (Telecommunications)	1,629	82,802
Murphy Oil Corp. (Oil & Gas)	1,086	61,109
Nabors Industries, Ltd.* (Oil & Gas)	1,629	28,491
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	724	18,752
National Oilwell Varco, Inc. (Oil & Gas Services)	724	57,536
Newell Rubbermaid, Inc. (Housewares)	1,629	29,012
Newfield Exploration Co.* (Oil & Gas)	181	6,277
News Corp. - Class A (Media)	12,308	242,345
NextEra Energy, Inc. (Electric)	905	55,277
NiSource, Inc. (Gas)	1,629	39,666
Noble Corp. (Oil & Gas)	1,448	54,257
Noble Energy, Inc. (Oil & Gas)	362	35,396
Nordstrom, Inc. (Retail)	181	10,085
Norfolk Southern Corp. (Transportation)	362	23,830
Northeast Utilities System (Electric)	1,086	40,312
Northern Trust Corp. (Banks)	1,448	68,708
Northrop Grumman Corp. (Aerospace/Defense)	1,448	88,444
Novellus Systems, Inc.* (Semiconductors)	181	9,034
NRG Energy, Inc.* (Electric)	1,267	19,854
Nucor Corp. (Iron/Steel)	1,810	77,739
NVIDIA Corp.* (Semiconductors)	2,353	36,213
NYSE Euronext (Diversified Financial Services)	1,448	43,454
Occidental Petroleum Corp. (Oil & Gas)	1,267	120,656
Omnicom Group, Inc. (Advertising)	724	36,671
ONEOK, Inc. (Pipelines)	181	14,780
Owens-Illinois, Inc.* (Packaging & Containers)	905	21,123
PACCAR, Inc. (Auto Manufacturers)	1,991	93,239
Parker Hannifin Corp. (Miscellaneous Manufacturing)	362	30,607
Patterson Cos., Inc. (Healthcare - Products)	181	6,045
Paychex, Inc. (Commercial Services)	905	28,046
People’s United Financial, Inc. (Savings & Loans)	1,991	26,361
Pepco Holdings, Inc. (Electric)	1,267	23,934
PerkinElmer, Inc. (Electronics)	724	20,026
Pfizer, Inc. (Pharmaceuticals)	42,897	972,046
PG&E Corp. (Electric)	2,353	102,144
Pinnacle West Capital Corp. (Electric)	543	26,010
Pitney Bowes, Inc. (Office/Business Equipment)	1,086	19,092
Plum Creek Timber Co., Inc. (Forest Products & Paper)	543	22,567
PNC Financial Services Group (Banks)	3,077	198,436
PPL Corp. (Electric)	3,258	92,071
Precision Castparts Corp. (Metal Fabricate/Hardware)	362	62,590
Principal Financial Group, Inc. (Insurance)	1,629	48,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Procter & Gamble Co. (Cosmetics/Personal Care)	3,982	$267,630
Progress Energy, Inc. (Electric)	724	38,452
Progressive Corp. (Insurance)	3,439	79,716
Prologis, Inc. (REIT)	1,629	58,677
Prudential Financial, Inc. (Insurance)	2,715	172,104
Public Service Enterprise Group, Inc. (Electric)	2,896	88,647
Public Storage, Inc. (REIT)	181	25,009
PulteGroup, Inc.* (Home Builders)	1,086	9,611
QEP Resources, Inc. (Oil & Gas)	1,086	33,123
Quanta Services, Inc.* (Commercial Services)	1,267	26,480
R.R. Donnelley & Sons Co. (Commercial Services)	1,086	13,456
Range Resources Corp. (Oil & Gas)	181	10,523
Raytheon Co. (Aerospace/Defense)	724	38,213
Regions Financial Corp. (Banks)	7,964	52,483
Republic Services, Inc. (Environmental Control)	1,810	55,314
Reynolds American, Inc. (Agriculture)	905	37,503
Robert Half International, Inc. (Commercial Services)	543	16,453
Rockwell Collins, Inc. (Aerospace/Defense)	181	10,418
Rowan Cos., Inc.* (Oil & Gas)	724	23,841
Ryder System, Inc. (Transportation)	362	19,114
Safeway, Inc. (Food)	1,448	29,264
SAIC, Inc.* (Commercial Services)	1,629	21,503
Sara Lee Corp. (Food)	2,172	46,763
SCANA Corp. (Electric)	724	33,022
Sealed Air Corp. (Packaging & Containers)	1,086	20,971
Sears Holdings Corp.* (Retail)	181	11,991
Sempra Energy (Gas)	1,448	86,822
Simon Property Group, Inc. (REIT)	543	79,104
SLM Corp. (Diversified Financial Services)	2,896	45,641
Snap-on, Inc. (Hand/Machine Tools)	181	11,036
Southern Co. (Electric)	1,991	89,456
Southwest Airlines Co. (Airlines)	4,344	35,795
Spectra Energy Corp. (Pipelines)	1,991	62,816
Sprint Nextel Corp.* (Telecommunications)	17,014	48,490
Stanley Black & Decker, Inc. (Hand/Machine Tools)	362	27,860
Staples, Inc. (Retail)	3,982	64,429
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	543	30,631
State Street Corp. (Banks)	2,715	123,532
Sunoco, Inc. (Oil & Gas)	543	20,715
SunTrust Banks, Inc. (Banks)	3,077	74,371
SuperValu, Inc. (Food)	1,267	7,235
Symantec Corp.* (Internet)	2,534	47,386
Sysco Corp. (Food)	3,258	97,284
Target Corp. (Retail)	1,448	84,375
TE Connectivity, Ltd. (Electronics)	2,353	86,473
TECO Energy, Inc. (Electric)	1,267	22,236
Tenet Healthcare Corp.* (Healthcare - Services)	2,353	12,494
Teradyne, Inc.* (Semiconductors)	362	6,114
Tesoro Petroleum Corp.* (Oil & Gas)	724	19,432
Texas Instruments, Inc. (Semiconductors)	2,715	91,251
Textron, Inc. (Miscellaneous Manufacturing)	1,629	45,335
The AES Corp.* (Electric)	3,620	47,313
The Charles Schwab Corp. (Diversified Financial Services)	6,154	88,433
The Chubb Corp. (Insurance)	724	50,036
The Dow Chemical Co. (Chemicals)	6,697	231,984
The Gap, Inc. (Retail)	1,810	47,313
The Goldman Sachs Group, Inc. (Banks)	2,896	360,176
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,448	16,247
The Home Depot, Inc. (Retail)	4,706	236,759
The Interpublic Group of Cos., Inc. (Advertising)	2,534	28,913
The JM Smucker Co. - Class A (Food)	181	14,726
The Limited, Inc. (Retail)	362	17,376
The Mosaic Co. (Chemicals)	543	30,022
The Travelers Cos., Inc. (Insurance)	1,086	64,291
The Williams Cos., Inc. (Pipelines)	1,991	61,343
Thermo Fisher Scientific, Inc. (Electronics)	905	51,024
Time Warner Cable, Inc. (Media)	543	44,254
Time Warner, Inc. (Media)	5,430	204,982
Titanium Metals Corp. (Mining)	543	7,363
Torchmark Corp. (Insurance)	543	27,069
Total System Services, Inc. (Commercial Services)	905	20,878
TripAdvisor, Inc.* (Internet)	181	6,456
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,534	142,360
Tyson Foods, Inc. - Class A (Food)	1,629	31,195
U.S. Bancorp (Banks)	10,860	344,045
United States Steel Corp. (Iron/Steel)	905	26,580
United Technologies Corp. (Aerospace/Defense)	1,448	120,097
UnumProvident Corp. (Insurance)	1,629	39,878
Urban Outfitters, Inc.* (Retail)	181	5,269
Valero Energy Corp. (Oil & Gas)	3,077	79,294
VeriSign, Inc. (Internet)	543	20,819
Verizon Communications, Inc. (Telecommunications)	7,421	283,705
Vornado Realty Trust (REIT)	543	45,721
Vulcan Materials Co. (Mining)	724	30,937
Wal-Mart Stores, Inc. (Retail)	3,620	221,544
Walgreen Co. (Retail)	4,887	163,666
Walt Disney Co. (Media)	10,136	443,754
Waste Management, Inc. (Environmental Control)	2,715	94,916
WellPoint, Inc. (Healthcare - Services)	905	66,789
Wells Fargo & Co. (Banks)	30,046	1,025,770
Western Digital Corp.* (Computers)	1,267	52,441
Western Union Co. (Commercial Services)	1,810	31,856
Weyerhaeuser Co. (REIT)	3,077	67,448
Whirlpool Corp. (Home Furnishings)	362	27,823
Whole Foods Market, Inc. (Food)	181	15,059
Windstream Corp. (Telecommunications)	3,258	38,151
Wisconsin Energy Corp. (Electric)	1,267	44,573

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil & Gas)	543	$9,779
Wyndham Worldwide Corp. (Lodging)	905	42,092
Xcel Energy, Inc. (Electric)	2,715	71,866
Xerox Corp. (Office/Business Equipment)	7,602	61,424
XL Group PLC (Insurance)	1,810	39,259
Xylem, Inc. (Machinery - Diversified)	1,086	30,137
Yahoo!, Inc.* (Internet)	6,878	104,683
Zions Bancorp (Banks)	1,086	23,306

TOTAL COMMON STOCKS (Cost $24,980,846)		33,074,230

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	9

TOTAL RIGHTS/WARRANTS (Cost $14)		9

TOTAL INVESTMENT SECURITIES (Cost $24,980,860) — 99.7%		33,074,239
Net other assets (liabilities) — 0.3%		91,442

NET ASSETS — 100.0%		$33,165,681

*            Non-income producing security

NM Not meaningful, amount is less than 0.05%.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$65,584	0.2%
Aerospace/Defense	469,876	1.4%
Agriculture	421,540	1.3%
Airlines	35,795	0.1%
Auto Manufacturers	362,261	1.1%
Auto Parts & Equipment	154,969	0.5%
Banks	5,359,493	16.1%
Beverages	183,729	0.6%
Building Materials	19,360	0.1%
Chemicals	416,228	1.3%
Coal	31,615	0.1%
Commercial Services	240,022	0.7%
Computers	718,423	2.2%
Cosmetics/Personal Care	316,688	1.0%
Distribution/Wholesale	40,734	0.1%
Diversified Financial Services	727,961	2.2%
Electric	1,745,101	5.3%
Electrical Components & Equipment	86,471	0.3%
Electronics	213,553	0.6%
Engineering & Construction	53,858	0.2%
Entertainment	27,351	0.1%
Environmental Control	150,230	0.5%
Food	682,570	2.1%
Forest Products & Paper	140,099	0.4%
Gas	201,284	0.6%
Hand/Machine Tools	38,896	0.1%
Healthcare - Products	254,667	0.8%
Healthcare - Services	264,137	0.8%
Holding Companies - Diversified	28,345	0.1%
Home Builders	58,921	0.2%
Home Furnishings	44,768	0.1%
Household Products/Wares	28,805	0.1%
Housewares	29,012	0.1%
Insurance	2,259,185	6.8%
Internet	272,199	0.8%
Iron/Steel	126,674	0.4%
Leisure Time	116,825	0.4%
Lodging	106,989	0.3%
Machinery - Construction & Mining	134,961	0.4%
Machinery - Diversified	73,591	0.2%
Media	1,592,908	4.8%
Metal Fabricate/Hardware	62,590	0.2%
Mining	306,520	0.9%
Miscellaneous Manufacturing	1,939,906	5.8%
Office/Business Equipment	80,516	0.2%
Oil & Gas	3,265,984	9.7%
Oil & Gas Services	175,172	0.5%
Packaging & Containers	75,150	0.2%
Pharmaceuticals	1,723,193	5.2%
Pipelines	208,470	0.6%
REIT	573,654	1.7%
Real Estate	36,128	0.1%
Retail	1,816,587	5.5%
Savings & Loans	48,854	0.1%
Semiconductors	759,965	2.3%
Software	788,901	2.4%
Telecommunications	2,556,187	7.7%
Textiles	21,242	0.1%
Toys/Games/Hobbies	43,201	0.1%
Transportation	296,341	0.9%
Other**	91,442	0.3%
Total	$33,165,681	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (94.8%)
3M Co. (Miscellaneous Manufacturing)	2,580	$230,162
Abbott Laboratories (Pharmaceuticals)	7,740	474,385
Accenture PLC - Class A (Computers)	2,408	155,316
Adobe Systems, Inc.* (Software)	1,204	41,309
Aetna, Inc. (Healthcare - Services)	860	43,138
AFLAC, Inc. (Insurance)	2,236	102,834
Agilent Technologies, Inc.* (Electronics)	1,204	53,590
Air Products & Chemicals, Inc. (Chemicals)	688	63,158
Airgas, Inc. (Chemicals)	172	15,303
Akamai Technologies, Inc.* (Internet)	860	31,562
Allergan, Inc. (Pharmaceuticals)	1,548	147,726
Altera Corp. (Semiconductors)	1,548	61,641
Altria Group, Inc. (Agriculture)	3,268	100,883
Amazon.com, Inc.* (Internet)	1,720	348,317
American Express Co. (Diversified Financial Services)	3,096	179,135
American Tower Corp. (REIT)	1,892	119,234
Amgen, Inc. (Biotechnology)	3,956	268,968
Amphenol Corp. - Class A (Electronics)	860	51,402
Anadarko Petroleum Corp. (Oil & Gas)	1,204	94,321
Analog Devices, Inc. (Semiconductors)	860	34,744
Aon Corp. (Insurance)	1,032	50,630
Apache Corp. (Oil & Gas)	1,376	138,205
Apartment Investment and Management Co. - Class A (REIT)	172	4,543
Apollo Group, Inc. - Class A* (Commercial Services)	516	19,938
Apple Computer, Inc.* (Computers)	4,644	2,783,939
Autodesk, Inc.* (Software)	516	21,837
Automatic Data Processing, Inc. (Commercial Services)	2,408	132,897
AutoZone, Inc.* (Retail)	172	63,950
AvalonBay Communities, Inc. (REIT)	344	48,624
Baker Hughes, Inc. (Oil & Gas Services)	1,376	57,709
Ball Corp. (Packaging & Containers)	516	22,126
Bard (C.R.), Inc. (Healthcare - Products)	344	33,960
Baxter International, Inc. (Healthcare - Products)	2,752	164,515
Becton, Dickinson & Co. (Healthcare - Products)	1,032	80,135
Bed Bath & Beyond, Inc.* (Retail)	1,204	79,187
Big Lots, Inc.* (Retail)	172	7,399
Biogen Idec, Inc.* (Biotechnology)	1,204	151,668
BlackRock, Inc. (Diversified Financial Services)	516	105,728
BMC Software, Inc.* (Software)	688	27,630
Boeing Co. (Aerospace/Defense)	2,236	166,291
BorgWarner, Inc.* (Auto Parts & Equipment)	344	29,013
Boston Properties, Inc. (REIT)	344	36,117
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,160	174,150
Broadcom Corp. - Class A (Semiconductors)	2,408	94,634
Brown-Forman Corp. (Beverages)	516	43,029
C.H. Robinson Worldwide, Inc. (Transportation)	860	56,321
Cabot Oil & Gas Corp. (Oil & Gas)	1,032	32,167
Cameron International Corp.* (Oil & Gas Services)	1,204	63,607
Campbell Soup Co. (Food)	516	17,467
Caterpillar, Inc. (Machinery - Construction & Mining)	2,064	219,857
Celgene Corp.* (Biotechnology)	2,236	173,335
Cerner Corp.* (Software)	688	52,398
CF Industries Holdings, Inc. (Chemicals)	344	62,832
Chevron Corp. (Oil & Gas)	5,332	571,804
Chipotle Mexican Grill, Inc.* (Retail)	172	71,896
Citrix Systems, Inc.* (Software)	860	67,863
Cliffs Natural Resources, Inc. (Iron/Steel)	688	47,651
Clorox Co. (Household Products/Wares)	516	35,475
Coach, Inc. (Apparel)	1,376	106,337
Coca-Cola Co. (Beverages)	11,180	827,432
Cognizant Technology Solutions Corp.* (Computers)	1,548	119,119
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,408	235,454
CONSOL Energy, Inc. (Coal)	860	29,326
Consolidated Edison, Inc. (Electric)	688	40,193
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	516	32,998
Costco Wholesale Corp. (Retail)	1,204	109,323
Covidien PLC (Healthcare - Products)	1,720	94,050
Crown Castle International Corp.* (Telecommunications)	1,204	64,221
CSX Corp. (Transportation)	2,408	51,820
Cummins, Inc. (Machinery - Diversified)	688	82,588
Danaher Corp. (Miscellaneous Manufacturing)	2,236	125,216
Darden Restaurants, Inc. (Retail)	516	26,399
DaVita, Inc.* (Healthcare - Services)	516	46,528
Deere & Co. (Machinery - Diversified)	2,064	166,978
DENTSPLY International, Inc. (Healthcare - Products)	344	13,805
DeVry, Inc. (Commercial Services)	344	11,651
Diamond Offshore Drilling, Inc. (Oil & Gas)	344	22,962
DIRECTV - Class A* (Media)	3,440	169,730
Discovery Communications, Inc. - Class A* (Media)	1,204	60,922
Dollar Tree, Inc.* (Retail)	516	48,757
Dominion Resources, Inc. (Electric)	2,064	105,697
Dover Corp. (Miscellaneous Manufacturing)	688	43,303
Dr. Pepper Snapple Group, Inc. (Beverages)	516	20,748
Dun & Bradstreet Corp. (Software)	172	14,574
E.I. du Pont de Nemours & Co. (Chemicals)	3,096	163,778
Eastman Chemical Co. (Chemicals)	344	17,781

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
eBay, Inc.* (Internet)	3,612		$133,247
Ecolab, Inc. (Chemicals)	1,376		84,927
Edwards Lifesciences Corp.* (Healthcare - Products)	516		37,529
El Paso Corp. (Pipelines)	1,892		55,909
Electronic Arts, Inc.* (Software)	860		14,173
Eli Lilly & Co. (Pharmaceuticals)	3,612		145,455
EMC Corp.* (Computers)	5,676		169,599
Emerson Electric Co. (Electrical Components & Equipment)	2,580		134,624
EOG Resources, Inc. (Oil & Gas)	1,376		152,874
EQT Corp. (Oil & Gas)	516		24,876
Equifax, Inc. (Commercial Services)	344		15,225
Equity Residential (REIT)	1,032		64,624
Expedia, Inc. (Internet)	344		11,503
Expeditors International of Washington, Inc. (Transportation)	688		31,999
Express Scripts, Inc.* (Pharmaceuticals)	2,408		130,465
Exxon Mobil Corp. (Oil & Gas)	14,964		1,297,828
F5 Networks, Inc.* (Internet)	344		46,426
Family Dollar Stores, Inc. (Retail)	516		32,652
Fastenal Co. (Distribution/Wholesale)	1,032		55,831
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Energy - Alternate Sources)	344		8,617
Fiserv, Inc.* (Software)	688		47,740
FLIR Systems, Inc. (Electronics)	516		13,060
Flowserve Corp. (Machinery - Diversified)	172		19,868
Fluor Corp. (Engineering & Construction)	516		30,981
FMC Corp. (Chemicals)	344		36,416
FMC Technologies, Inc.* (Oil & Gas Services)	1,204		60,706
Franklin Resources, Inc. (Diversified Financial Services)	688		85,333
General Dynamics Corp. (Aerospace/Defense)	1,032		75,728
General Mills, Inc. (Food)	2,064		81,425
Genuine Parts Co. (Distribution/Wholesale)	516		32,379
Gilead Sciences, Inc.* (Biotechnology)	3,784		184,848
Goodrich Corp. (Aerospace/Defense)	688		86,303
Google, Inc. - Class A* (Internet)	1,204		772,053
Halliburton Co. (Oil & Gas Services)	2,580		85,630
Harley-Davidson, Inc. (Leisure Time)	516		25,325
Hasbro, Inc. (Toys/Games/Hobbies)	344		12,632
HCP, Inc. (REIT)	860		33,936
Health Care REIT, Inc. (REIT)	516		28,359
Heinz (H.J.) Co. (Food)	1,204		64,474
Helmerich & Payne, Inc. (Oil & Gas)	516		27,838
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,408		147,008
Hormel Foods Corp. (Food)	344		10,155
Humana, Inc. (Healthcare - Services)	516		47,720
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,548		88,422
Intel Corp. (Semiconductors)	12,556		352,949
IntercontinentalExchange, Inc.* (Diversified Financial Services)	344		47,272
International Business Machines Corp. (Computers)	5,676		1,184,297
International Flavors & Fragrances, Inc. (Chemicals)	344		20,158
Intuit, Inc. (Software)	1,548		93,081
Intuitive Surgical, Inc.* (Healthcare - Products)	172		93,181
Iron Mountain, Inc. (Commercial Services)	516		14,861
Johnson & Johnson (Healthcare - Products)	13,588		896,264
Joy Global, Inc. (Machinery - Construction & Mining)	516		37,926
Juniper Networks, Inc.* (Telecommunications)	1,720		39,354
Kellogg Co. (Food)	1,204		64,571
Kimberly-Clark Corp. (Household Products/Wares)	1,892		139,800
KLA -Tencor Corp. (Semiconductors)	860		46,801
Kohls Corp. (Retail)	860		43,026
Kraft Foods, Inc. (Food)	4,816		183,056
Laboratory Corp. of America Holdings* (Healthcare - Services)	516		47,235
Life Technologies Corp.* (Biotechnology)	860		41,985
Linear Technology Corp. (Semiconductors)	688		23,186
Lockheed Martin Corp. (Aerospace/Defense)	1,376		123,647
Lorillard, Inc. (Agriculture)	516		66,812
LSI Logic Corp.* (Semiconductors)	1,376		11,944
Marriott International, Inc. - Class A (Lodging)	516		19,543
Masco Corp. (Building Materials)	516		6,899
MasterCard, Inc. - Class A (Commercial Services)	516		216,999
Mattel, Inc. (Toys/Games/Hobbies)	688		23,158
McCormick & Co., Inc. (Food)	516		28,086
McDonald’s Corp. (Retail)	4,988		489,323
McGraw-Hill Cos., Inc. (Media)	860		41,684
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,032		85,119
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,892		133,008
Medtronic, Inc. (Healthcare - Products)	3,440		134,814
Merck & Co., Inc. (Pharmaceuticals)	9,804		376,474
Microchip Technology, Inc. (Semiconductors)	1,032		38,390
Microsoft Corp. (Software)	21,156		682,281
Monsanto Co. (Chemicals)	2,580		205,781
Moody’s Corp. (Commercial Services)	516		21,724
Motorola Mobility Holdings, Inc.* (Telecommunications)	516		20,248
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,064		48,401
National Oilwell Varco, Inc. (Oil & Gas Services)	1,548		123,020
NetApp, Inc.* (Computers)	1,720		77,004
Netflix, Inc.* (Internet)	344		39,574
Newfield Exploration Co.* (Oil & Gas)	516		17,895
Newmont Mining Corp. (Mining)	2,408		123,458
NextEra Energy, Inc. (Electric)	1,204		73,540

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Apparel)	1,892	$205,168
Noble Energy, Inc. (Oil & Gas)	516	50,454
Nordstrom, Inc. (Retail)	516	28,752
Norfolk Southern Corp. (Transportation)	1,204	79,259
Novellus Systems, Inc.* (Semiconductors)	172	8,585
NVIDIA Corp.* (Semiconductors)	1,032	15,882
O’Reilly Automotive, Inc.* (Retail)	688	62,849
Occidental Petroleum Corp. (Oil & Gas)	2,924	278,452
Omnicom Group, Inc. (Advertising)	860	43,559
ONEOK, Inc. (Pipelines)	344	28,091
Oracle Corp. (Software)	19,436	566,754
Pall Corp. (Miscellaneous Manufacturing)	516	30,769
Parker Hannifin Corp. (Miscellaneous Manufacturing)	516	43,628
Patterson Cos., Inc. (Healthcare - Products)	172	5,745
Paychex, Inc. (Commercial Services)	860	26,651
Peabody Energy Corp. (Coal)	1,376	39,849
PepsiCo, Inc. (Beverages)	7,740	513,549
Perrigo Co. (Pharmaceuticals)	516	53,308
Philip Morris International, Inc. (Agriculture)	8,600	762,046
Pioneer Natural Resources Co. (Oil & Gas)	688	76,774
Plum Creek Timber Co., Inc. (Forest Products & Paper)	344	14,297
PPG Industries, Inc. (Chemicals)	688	65,910
Praxair, Inc. (Chemicals)	1,548	177,463
Precision Castparts Corp. (Metal Fabricate/Hardware)	516	89,216
Priceline.com, Inc.* (Internet)	172	123,410
Procter & Gamble Co. (Cosmetics/Personal Care)	10,320	693,607
Progress Energy, Inc. (Electric)	860	45,675
Prologis, Inc. (REIT)	860	30,977
Public Storage, Inc. (REIT)	516	71,296
PulteGroup, Inc.* (Home Builders)	688	6,089
Qualcomm, Inc. (Telecommunications)	8,428	573,273
Quest Diagnostics, Inc. (Healthcare - Services)	860	52,589
Ralph Lauren Corp. (Apparel)	344	59,970
Range Resources Corp. (Oil & Gas)	516	30,000
Raytheon Co. (Aerospace/Defense)	1,032	54,469
Red Hat, Inc.* (Software)	1,032	61,806
Reynolds American, Inc. (Agriculture)	860	35,638
Robert Half International, Inc. (Commercial Services)	172	5,212
Rockwell Automation, Inc. (Machinery - Diversified)	688	54,834
Rockwell Collins, Inc. (Aerospace/Defense)	516	29,701
Roper Industries, Inc. (Machinery - Diversified)	516	51,167
Ross Stores, Inc. (Retail)	1,204	69,952
Salesforce.com, Inc.* (Software)	688	106,303
SanDisk Corp.* (Computers)	1,204	59,706
Sara Lee Corp. (Food)	1,032	22,219
Schlumberger, Ltd. (Oil & Gas Services)	6,536	457,062
Scripps Networks Interactive - Class A (Media)	516	25,124
Sherwin-Williams Co. (Chemicals)	344	37,382
Sigma-Aldrich Corp. (Chemicals)	516	37,699
Simon Property Group, Inc. (REIT)	1,032	150,342
Snap-on, Inc. (Hand/Machine Tools)	172	10,487
Southern Co. (Electric)	2,580	115,919
Southwestern Energy Co.* (Oil & Gas)	1,720	52,632
Spectra Energy Corp. (Pipelines)	1,376	43,413
St. Jude Medical, Inc. (Healthcare - Products)	1,548	68,592
Stanley Black & Decker, Inc. (Hand/Machine Tools)	516	39,711
Starbucks Corp. (Retail)	3,784	211,488
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	516	29,108
Stericycle, Inc.* (Environmental Control)	344	28,772
Stryker Corp. (Healthcare - Products)	1,548	85,883
Symantec Corp.* (Internet)	1,548	28,948
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,204	78,621
Target Corp. (Retail)	2,064	120,269
Teradata Corp.* (Computers)	860	58,609
Teradyne, Inc.* (Semiconductors)	516	8,715
Texas Instruments, Inc. (Semiconductors)	3,268	109,837
The Chubb Corp. (Insurance)	688	47,548
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,032	63,922
The Hershey Co. (Food)	688	42,195
The Home Depot, Inc. (Retail)	3,440	173,066
The JM Smucker Co. - Class A (Food)	344	27,988
The Limited, Inc. (Retail)	860	41,280
The Mosaic Co. (Chemicals)	860	47,549
The Travelers Cos., Inc. (Insurance)	1,032	61,094
The Williams Cos., Inc. (Pipelines)	1,204	37,095
Thermo Fisher Scientific, Inc. (Electronics)	1,032	58,184
Tiffany & Co. (Retail)	688	47,561
Time Warner Cable, Inc. (Media)	1,032	84,108
TJX Cos., Inc. (Retail)	3,784	150,263
TripAdvisor, Inc.* (Internet)	344	12,270
Union Pacific Corp. (Transportation)	2,408	258,812
United Parcel Service, Inc. - Class B (Transportation)	4,816	388,747
United Technologies Corp. (Aerospace/Defense)	3,268	271,048
UnitedHealth Group, Inc. (Healthcare - Services)	5,160	304,130
Urban Outfitters, Inc.* (Retail)	344	10,014
V.F. Corp. (Apparel)	516	75,326
Varian Medical Systems, Inc.* (Healthcare - Products)	516	35,583
Ventas, Inc. (REIT)	1,376	78,570
VeriSign, Inc. (Internet)	344	13,189
Verizon Communications, Inc. (Telecommunications)	7,568	289,325
Viacom, Inc. - Class B (Media)	2,752	130,610

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Visa, Inc. - Class A (Commercial Services)	2,408	$284,144
Vornado Realty Trust (REIT)	516	43,447
W.W. Grainger, Inc. (Distribution/Wholesale)	344	73,895
Wal-Mart Stores, Inc. (Retail)	5,504	336,845
Waters Corp.* (Electronics)	516	47,813
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	688	46,137
WellPoint, Inc. (Healthcare - Services)	860	63,468
Western Union Co. (Commercial Services)	1,376	24,218
Whole Foods Market, Inc. (Food)	688	57,242
WPX Energy, Inc.* (Oil & Gas)	516	9,293
Wynn Resorts, Ltd. (Lodging)	344	42,959
Xilinx, Inc. (Semiconductors)	1,376	50,128
YUM! Brands, Inc. (Retail)	2,236	159,158
Zimmer Holdings, Inc.* (Healthcare - Products)	860	55,281

TOTAL COMMON STOCKS (Cost $21,795,759)		34,170,917

TOTAL INVESTMENT SECURITIES (Cost $21,795,759) — 94.8%		34,170,917
Net other assets (liabilities) — 5.2%		1,859,434

NET ASSETS — 100.0%		$36,030,351

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2012:

	Value		% of Net Assets
Advertising	$43,559		0.1%
Aerospace/Defense	807,187		2.2%
Agriculture	965,379		2.7%
Apparel	446,801		1.2%
Auto Parts & Equipment	29,013		0.1%
Banks	—	(a)	NM
Beverages	1,404,758		3.9%
Biotechnology	820,804		2.3%
Building Materials	6,899		NM
Chemicals	1,036,137		2.9%
Coal	69,175		0.2%
Commercial Services	773,520		2.1%
Computers	4,607,589		12.8%
Cosmetics/Personal Care	992,983		2.8%
Distribution/Wholesale	162,105		0.4%
Diversified Financial Services	496,089		1.4%
Electric	381,024		1.1%
Electrical Components & Equipment	134,624		0.4%
Electronics	224,049		0.6%
Energy - Alternate Sources	8,617		NM
Engineering & Construction	30,981		0.1%
Environmental Control	28,772		0.1%
Food	598,878		1.7%
Forest Products & Paper	14,297		NM
Hand/Machine Tools	50,198		0.1%
Healthcare - Products	1,799,337		5.0%
Healthcare - Services	604,808		1.7%
Home Builders	6,089		NM
Household Products/Wares	175,275		0.5%
Insurance	262,106		0.7%
Internet	1,560,499		4.3%
Iron/Steel	47,651		0.1%
Leisure Time	25,325		0.1%
Lodging	91,610		0.3%
Machinery - Construction & Mining	257,783		0.7%
Machinery - Diversified	375,435		1.0%
Media	512,178		1.4%
Metal Fabricate/Hardware	89,216		0.2%
Mining	123,458		0.3%
Miscellaneous Manufacturing	741,506		2.1%
Oil & Gas	2,878,375		8.0%
Oil & Gas Services	847,734		2.4%
Packaging & Containers	22,126		0.1%
Pharmaceuticals	1,814,628		5.0%
Pipelines	164,508		0.5%
REIT	710,069		2.0%
Retail	2,383,409		6.6%
Semiconductors	857,436		2.4%
Software	1,797,749		5.0%
Telecommunications	986,421		2.7%
Toys/Games/Hobbies	35,790		0.1%
Transportation	866,958		2.4%
Other**	1,859,434		5.2%
Total	$36,030,351		100.0%

(a) Amount is less than $0.50.

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.4%)
Aaron’s, Inc. (Commercial Services)	1,863	$48,252
Acuity Brands, Inc. (Electrical Components & Equipment)	1,035	65,029
Acxiom Corp.* (Software)	4,761	69,891
Aecom Technology Corp.* (Engineering & Construction)	7,038	157,440
Aeropostale, Inc.* (Retail)	1,863	40,278
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,656	185,157
AGCO Corp.* (Machinery - Diversified)	5,796	273,629
Alexander & Baldwin, Inc. (Transportation)	2,484	120,350
Alexandria Real Estate Equities, Inc. (REIT)	1,656	121,103
Alleghany Corp.* (Insurance)	414	136,247
Alliant Energy Corp. (Electric)	3,519	152,443
Alliant Techsystems, Inc. (Aerospace/Defense)	1,035	51,874
AMC Networks, Inc. - Class A* (Media)	2,070	92,384
American Campus Communities, Inc. (REIT)	1,656	74,056
American Eagle Outfitters, Inc. (Retail)	11,592	199,266
American Financial Group, Inc. (Insurance)	4,554	175,693
American Greetings Corp. - Class A (Household Products/Wares)	2,277	34,929
ANN, Inc.* (Retail)	3,105	88,927
AOL, Inc.* (Internet)	5,589	106,023
Apollo Investment Corp. (Investment Companies)	11,799	84,599
Aqua America, Inc. (Water)	3,726	83,053
Arch Coal, Inc. (Coal)	12,834	137,452
Arrow Electronics, Inc.* (Electronics)	6,624	278,009
Arthur J. Gallagher & Co. (Insurance)	3,312	118,371
Ascena Retail Group, Inc.* (Retail)	1,449	64,220
Ashland, Inc. (Chemicals)	4,761	290,707
Aspen Insurance Holdings, Ltd. (Insurance)	4,140	115,672
Associated Banc-Corp. (Banks)	10,350	144,486
Astoria Financial Corp. (Savings & Loans)	4,968	48,984
Atmel Corp.* (Semiconductors)	15,318	151,035
Atmos Energy Corp. (Gas)	5,382	169,318
Atwood Oceanics, Inc.* (Oil & Gas)	1,035	46,461
Avnet, Inc.* (Electronics)	8,694	316,375
Bally Technologies, Inc.* (Entertainment)	1,035	48,386
BancorpSouth, Inc. (Banks)	4,968	66,919
Bank of Hawaii Corp. (Banks)	1,449	70,059
Barnes & Noble, Inc.* (Retail)	2,484	32,913
BE Aerospace, Inc.* (Aerospace/Defense)	2,484	115,431
Black Hills Corp. (Electric)	1,035	34,704
Bob Evans Farms, Inc. (Retail)	1,656	62,464
BRE Properties, Inc. - Class A (REIT)	1,863	94,175
Brinker International, Inc. (Retail)	4,761	131,166
Broadridge Financial Solutions, Inc. (Software)	4,140	98,987
Brown & Brown, Inc. (Insurance)	4,140	98,449
Cabot Corp. (Chemicals)	3,726	159,026
Cadence Design Systems, Inc.* (Computers)	10,764	127,446
Camden Property Trust (REIT)	1,449	95,272
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,070	103,334
Carpenter Technology Corp. (Iron/Steel)	1,035	54,058
Cathay Bancorp, Inc. (Banks)	4,761	84,270
CBOE Holdings, Inc. (Diversified Financial Services)	1,656	47,064
Charles River Laboratories International, Inc.* (Biotechnology)	1,656	59,765
Chico’s FAS, Inc. (Retail)	9,936	150,034
Ciena Corp.* (Telecommunications)	2,691	43,567
City National Corp. (Banks)	2,898	152,058
Clarcor, Inc. (Miscellaneous Manufacturing)	828	40,647
Cleco Corp. (Electric)	1,656	65,660
Collective Brands, Inc.* (Retail)	3,726	73,253
Commerce Bancshares, Inc. (Banks)	2,691	109,039
Commercial Metals Co. (Metal Fabricate/Hardware)	6,831	101,235
Community Health Systems, Inc.* (Healthcare - Services)	5,382	119,696
Compuware Corp.* (Software)	13,041	119,847
Con-way, Inc. (Transportation)	3,312	108,004
Convergys Corp.* (Commercial Services)	7,038	93,957
CoreLogic, Inc.* (Commercial Services)	6,417	104,725
Corporate Office Properties Trust (REIT)	4,347	100,894
Corrections Corp. of America* (Commercial Services)	6,003	163,942
Crane Co. (Miscellaneous Manufacturing)	828	40,158
Cree, Inc.* (Semiconductors)	1,863	58,927
Cullen/Frost Bankers, Inc. (Banks)	1,656	96,363
Cypress Semiconductor Corp. (Semiconductors)	6,210	97,062
Cytec Industries, Inc. (Chemicals)	2,691	163,586
Deluxe Corp. (Commercial Services)	3,105	72,719
Dick’s Sporting Goods, Inc. (Retail)	1,656	79,620
Diebold, Inc. (Computers)	3,726	143,526
Domtar Corp. (Forest Products & Paper)	1,035	98,718
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	4,347	80,202
DST Systems, Inc. (Computers)	2,070	112,256
Duke Realty Corp. (REIT)	15,525	222,628
East West Bancorp, Inc. (Banks)	8,901	205,524
Eaton Vance Corp. (Diversified Financial Services)	3,105	88,741
Energen Corp. (Oil & Gas)	1,242	61,044
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,656	122,842
Equity One, Inc. (REIT)	3,519	71,154
Esterline Technologies Corp.* (Aerospace/Defense)	828	59,169
Everest Re Group, Ltd. (Insurance)	3,312	306,426
Exelis, Inc. (Aerospace/Defense)	10,971	137,357
Fair Isaac Corp. (Software)	828	36,349

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,452	$109,544
Fidelity National Title Group, Inc. - Class A (Insurance)	13,248	238,861
First American Financial Corp. (Insurance)	6,210	103,272
First Niagara Financial Group, Inc. (Savings & Loans)	21,114	207,762
FirstMerit Corp. (Banks)	6,624	111,681
Flowers Foods, Inc. (Food)	3,312	67,465
Foot Locker, Inc. (Retail)	9,108	282,803
Forest Oil Corp.* (Oil & Gas)	6,624	80,283
Fortune Brands Home & Security, Inc.* (Building Materials)	6,210	137,055
Fulton Financial Corp. (Banks)	12,006	126,063
GATX Corp. (Trucking & Leasing)	1,449	58,395
General Cable Corp.* (Electrical Components & Equipment)	2,898	84,274
Graco, Inc. (Machinery - Diversified)	1,242	65,901
Granite Construction, Inc. (Engineering & Construction)	2,070	59,492
Great Plains Energy, Inc. (Electric)	8,073	163,640
Greenhill & Co., Inc. (Diversified Financial Services)	1,035	45,167
Greif, Inc. - Class A (Packaging & Containers)	1,863	104,179
GUESS?, Inc. (Retail)	1,242	38,813
Hancock Holding Co. (Banks)	5,175	183,764
Hanesbrands, Inc.* (Apparel)	5,796	171,214
Hanover Insurance Group, Inc. (Insurance)	2,691	110,654
Harsco Corp. (Miscellaneous Manufacturing)	4,761	111,693
Hawaiian Electric Industries, Inc. (Electric)	5,796	146,929
HCC Insurance Holdings, Inc. (Insurance)	6,210	193,566
Health Management Associates, Inc. - Class A* (Healthcare - Services)	15,318	102,937
Health Net, Inc.* (Healthcare - Services)	4,968	197,329
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,761	84,746
Herman Miller, Inc. (Office Furnishings)	3,519	80,796
Highwoods Properties, Inc. (REIT)	2,484	82,767
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,656	55,327
HNI Corp. (Office Furnishings)	2,691	74,675
HollyFrontier Corp. (Oil & Gas)	12,420	399,303
Hologic, Inc.* (Healthcare - Products)	6,831	147,208
Hospitality Properties Trust (REIT)	7,452	197,254
HSN, Inc. (Retail)	1,242	47,233
Hubbell, Inc. - Class B (Electrical Components & Equipment)	828	65,064
Huntington Ingalls Industries, Inc.* (Shipbuilding)	2,898	116,616
IDACORP, Inc. (Electric)	1,242	51,071
IDEX Corp. (Machinery - Diversified)	1,863	78,488
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	8,901	165,203
Integrated Device Technology, Inc.* (Semiconductors)	8,487	60,682
International Bancshares Corp. (Banks)	3,105	65,671
International Rectifier Corp.* (Semiconductors)	4,140	95,510
International Speedway Corp. - Class A (Entertainment)	1,656	45,954
Intersil Corp. - Class A (Semiconductors)	7,659	85,781
Itron, Inc.* (Electronics)	2,484	112,798
ITT Corp. (Miscellaneous Manufacturing)	5,589	128,212
Janus Capital Group, Inc. (Diversified Financial Services)	11,178	99,596
Jefferies Group, Inc. (Diversified Financial Services)	8,901	167,695
JetBlue Airways Corp.* (Airlines)	12,213	59,722
John Wiley & Sons, Inc. (Media)	828	39,405
Jones Lang LaSalle, Inc. (Real Estate)	2,691	224,187
Kansas City Southern Industries, Inc.* (Transportation)	2,277	163,238
KB Home (Home Builders)	4,347	38,688
KBR, Inc. (Engineering & Construction)	8,901	316,431
Kemper Corp. (Insurance)	2,898	87,751
Kennametal, Inc. (Hand/Machine Tools)	4,761	212,007
Kirby Corp.* (Transportation)	828	54,474
Korn/Ferry International* (Commercial Services)	2,898	48,542
Lamar Advertising Co. - Class A* (Advertising)	1,863	60,380
Landstar System, Inc. (Transportation)	828	47,792
Lender Processing Services, Inc. (Commercial Services)	2,070	53,820
Lennox International, Inc. (Building Materials)	3,105	125,132
Liberty Property Trust (REIT)	4,140	147,881
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,898	114,297
Lincare Holdings, Inc. (Healthcare - Services)	2,277	58,929
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,484	112,575
Louisiana-Pacific Corp.* (Building Materials)	8,280	77,418
M.D.C. Holdings, Inc. (Home Builders)	2,277	58,724
Mack-Cali Realty Corp. (REIT)	5,175	149,143
Manpower, Inc. (Commercial Services)	4,761	225,529
ManTech International Corp. - Class A (Software)	621	21,400
Martin Marietta Materials (Building Materials)	1,242	106,352
Masimo Corp.* (Healthcare - Products)	1,035	24,198
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	828	26,198
MDU Resources Group, Inc. (Electric)	11,385	254,910

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MEMC Electronic Materials, Inc.* (Semiconductors)	13,869	$50,067
Mentor Graphics Corp.* (Computers)	5,589	83,053
Mercury General Corp. (Insurance)	2,070	90,542
Meredith Corp. (Media)	2,277	73,911
Mine Safety Appliances Co. (Environmental Control)	1,035	42,518
Minerals Technologies, Inc. (Chemicals)	414	27,080
Mohawk Industries, Inc.* (Textiles)	3,519	234,049
Monster Worldwide, Inc.* (Commercial Services)	7,452	72,657
National Fuel Gas Co. (Gas)	2,070	99,608
National Instruments Corp. (Electronics)	2,070	59,036
National Retail Properties, Inc. (REIT)	3,312	90,053
NCR Corp.* (Computers)	9,522	206,723
New York Community Bancorp (Savings & Loans)	26,289	365,680
Nordson Corp. (Machinery - Diversified)	1,035	56,418
NSTAR (Electric)	2,484	120,797
NV Energy, Inc. (Electric)	14,076	226,905
NVR, Inc.* (Home Builders)	207	150,350
Office Depot, Inc.* (Retail)	16,767	57,846
OGE Energy Corp. (Electric)	1,863	99,671
Old Republic International Corp. (Insurance)	15,525	163,789
Olin Corp. (Chemicals)	4,761	103,552
OMEGA Healthcare Investors, Inc. (REIT)	3,519	74,814
Omnicare, Inc. (Pharmaceuticals)	6,831	242,979
Oshkosh Truck Corp.* (Auto Manufacturers)	5,382	124,701
Owens & Minor, Inc. (Distribution/Wholesale)	3,726	113,308
Packaging Corp. of America (Packaging & Containers)	3,312	98,002
Parametric Technology Corp.* (Software)	3,726	104,104
Patriot Coal Corp.* (Coal)	5,589	34,875
Patterson-UTI Energy, Inc. (Oil & Gas)	9,315	161,056
Pentair, Inc. (Miscellaneous Manufacturing)	3,519	167,540
Plains Exploration & Production Co.* (Oil & Gas)	4,968	211,885
Plantronics, Inc. (Telecommunications)	1,449	58,337
PNM Resources, Inc. (Electric)	4,761	87,126
Polycom, Inc.* (Telecommunications)	4,347	82,897
Post Holdings, Inc.* (Food)	828	27,266
Potlatch Corp. (REIT)	1,449	45,412
Prosperity Bancshares, Inc. (Banks)	1,242	56,884
Protective Life Corp. (Insurance)	4,968	147,152
QLogic Corp.* (Semiconductors)	2,691	47,792
Quest Software, Inc.* (Software)	1,449	33,718
Questar Corp. (Gas)	7,452	143,526
Quicksilver Resources, Inc.* (Oil & Gas)	7,038	35,472
RadioShack Corp. (Retail)	6,003	37,339
Ralcorp Holdings, Inc.* (Food)	1,863	138,030
Raymond James Financial Corp. (Diversified Financial Services)	6,624	241,975
Rayonier, Inc. (REIT)	2,277	100,393
Realty Income Corp. (REIT)	3,105	120,257
Regal-Beloit Corp. (Hand/Machine Tools)	1,035	67,844
Regency Centers Corp. (REIT)	2,898	128,903
Regis Corp. (Retail)	3,312	61,040
Reinsurance Group of America, Inc. (Insurance)	4,347	258,516
Reliance Steel & Aluminum Co. (Iron/Steel)	4,554	257,210
Rent-A-Center, Inc. (Commercial Services)	3,519	132,842
RF Micro Devices, Inc.* (Telecommunications)	16,560	82,469
Rollins, Inc. (Commercial Services)	1,449	30,835
RPM, Inc. (Chemicals)	7,866	206,011
Ruddick Corp. (Food)	2,898	116,210
Saks, Inc.* (Retail)	9,315	108,147
Scholastic Corp. (Media)	1,449	51,121
Scientific Games Corp. - Class A* (Entertainment)	2,277	26,550
SEI Investments Co. (Commercial Services)	5,796	119,919
Senior Housing Properties Trust (REIT)	5,382	118,673
Sensient Technologies Corp. (Chemicals)	1,242	47,196
Service Corp. International (Commercial Services)	13,248	149,172
Shaw Group, Inc.* (Engineering & Construction)	3,933	124,715
Signet Jewelers, Ltd. (Retail)	2,484	117,444
Silgan Holdings, Inc. (Packaging & Containers)	1,035	45,747
Skyworks Solutions, Inc.* (Semiconductors)	3,726	103,024
SL Green Realty Corp. (REIT)	2,484	192,634
Smithfield Foods, Inc.* (Food)	9,729	214,330
Sonoco Products Co. (Packaging & Containers)	6,003	199,300
Sotheby’s - Class A (Commercial Services)	2,484	97,721
SPX Corp. (Miscellaneous Manufacturing)	1,449	112,341
StanCorp Financial Group, Inc. (Insurance)	2,691	110,170
Steel Dynamics, Inc. (Iron/Steel)	13,041	189,616
STERIS Corp. (Healthcare - Products)	1,656	52,363
Superior Energy Services, Inc.* (Oil & Gas Services)	6,003	158,239
SVB Financial Group* (Banks)	1,242	79,910
Synopsys, Inc.* (Computers)	4,347	133,279
Synovus Financial Corp. (Banks)	47,403	97,176
TCF Financial Corp. (Banks)	9,522	113,217
Tech Data Corp.* (Electronics)	2,484	134,782
Teleflex, Inc. (Healthcare - Products)	828	50,632
Telephone & Data Systems, Inc. (Telecommunications)	5,796	134,177
Tellabs, Inc. (Telecommunications)	21,942	88,865
Terex Corp.* (Machinery - Construction & Mining)	6,624	149,040

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	2,898	$69,175
The Cheesecake Factory, Inc.* (Retail)	1,035	30,419
The Corporate Executive Board Co. (Commercial Services)	828	35,612
The Macerich Co. (REIT)	3,933	227,131
The New York Times Co. - Class A* (Media)	7,245	49,194
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	828	44,844
The Timken Co. (Metal Fabricate/Hardware)	4,968	252,076
The Valspar Corp. (Chemicals)	3,312	159,936
The Wendy’s Co. (Retail)	17,802	89,188
Thomas & Betts Corp.* (Electronics)	1,035	74,427
Thor Industries, Inc. (Home Builders)	2,691	84,928
Tidewater, Inc. (Transportation)	3,105	167,732
Toll Brothers, Inc.* (Home Builders)	8,694	208,569
Tootsie Roll Industries, Inc. (Food)	829	18,989
Towers Watson & Co. - Class A (Commercial Services)	828	54,706
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,761	156,875
Trustmark Corp. (Banks)	3,933	98,246
tw telecom, Inc.* (Telecommunications)	3,312	73,394
UDR, Inc. (REIT)	6,417	171,398
UGI Corp. (Gas)	6,624	180,504
Unit Corp.* (Oil & Gas)	2,484	106,216
United Rentals, Inc.* (Commercial Services)	2,277	97,661
Universal Corp. (Agriculture)	1,449	67,523
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,070	86,754
URS Corp. (Engineering & Construction)	4,761	202,438
UTI Worldwide, Inc. (Transportation)	6,210	106,998
Valassis Communications, Inc.* (Commercial Services)	2,484	57,132
Valley National Bancorp (Banks)	11,178	144,755
ValueClick, Inc.* (Internet)	3,105	61,293
VCA Antech, Inc.* (Pharmaceuticals)	5,175	120,112
Vectren Corp. (Gas)	4,968	144,370
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,003	246,183
Vishay Intertechnology, Inc.* (Electronics)	9,315	113,270
W.R. Berkley Corp. (Insurance)	6,624	239,259
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,070	67,089
Washington Federal, Inc. (Savings & Loans)	6,417	107,934
Waste Connections, Inc. (Environmental Control)	2,277	74,071
Webster Financial Corp. (Banks)	4,347	98,546
Weingarten Realty Investors (REIT)	7,245	191,485
WellCare Health Plans, Inc.* (Healthcare - Services)	2,484	178,550
Werner Enterprises, Inc. (Transportation)	2,691	66,898
Westamerica Bancorp (Banks)	621	29,808
Westar Energy, Inc. (Electric)	7,452	208,134
WGL Holdings, Inc. (Gas)	1,449	58,974
Williams-Sonoma, Inc. (Retail)	2,898	108,617
WMS Industries, Inc.* (Leisure Time)	3,312	78,594
World Fuel Services Corp. (Retail)	4,347	178,227
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,105	59,554

TOTAL COMMON STOCKS (Cost $25,959,693)		33,866,352

TOTAL INVESTMENT SECURITIES (Cost $25,959,693) — 100.4%		33,866,352
Net other assets (liabilities) — (0.4)%		(136,285)

NET ASSETS — 100.0%		$33,730,067

*                                         Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2012:

		% of
	Value	Net Assets
Advertising	$60,380	0.2%
Aerospace/Defense	363,831	1.1%
Agriculture	67,523	0.2%
Airlines	59,722	0.2%
Apparel	171,214	0.5%
Auto Manufacturers	124,701	0.4%
Banks	2,134,439	6.3%
Biotechnology	305,948	0.9%
Building Materials	445,957	1.3%
Chemicals	1,157,094	3.4%
Coal	172,327	0.5%
Commercial Services	1,659,743	4.9%
Computers	806,283	2.4%
Distribution/Wholesale	278,511	0.8%
Diversified Financial Services	942,484	2.8%
Electric	1,611,990	4.8%
Electrical Components & Equipment	337,209	1.0%
Electronics	1,088,697	3.2%
Engineering & Construction	860,516	2.6%
Entertainment	201,092	0.6%
Environmental Control	116,589	0.3%
Food	582,290	1.7%
Forest Products & Paper	98,718	0.3%
Gas	796,300	2.4%
Hand/Machine Tools	392,426	1.2%
Healthcare - Products	329,728	1.0%
Healthcare - Services	858,492	2.5%
Home Builders	541,259	1.6%
Household Products/Wares	79,773	0.2%
Insurance	2,694,390	8.0%
Internet	167,316	0.5%
Investment Companies	84,599	0.3%
Iron/Steel	500,884	1.5%
Leisure Time	78,594	0.2%
Machinery - Construction & Mining	149,040	0.4%
Machinery - Diversified	474,436	1.4%
Media	306,015	0.9%
Metal Fabricate/Hardware	412,865	1.2%
Miscellaneous Manufacturing	956,173	2.8%
Office Furnishings	155,471	0.5%
Oil & Gas	1,101,720	3.3%

See accompanying notes to schedules of portfolio investments.

		% of
	Value	Net Assets
Oil & Gas Services	$242,985	0.7%
Packaging & Containers	447,228	1.3%
Pharmaceuticals	363,091	1.1%
REIT	2,817,480	8.4%
Real Estate	224,187	0.7%
Retail	2,079,257	6.2%
Savings & Loans	730,360	2.2%
Semiconductors	859,424	2.5%
Shipbuilding	116,616	0.3%
Software	484,296	1.4%
Telecommunications	563,706	1.7%
Textiles	234,049	0.7%
Transportation	835,486	2.5%
Trucking & Leasing	58,395	0.2%
Water	83,053	0.2%
Other**	(136,285)	(0.4)%
Total	$33,730,067	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	3,024	$78,322
ACI Worldwide, Inc.* (Software)	3,024	121,776
Acuity Brands, Inc. (Electrical Components & Equipment)	1,890	118,749
ADTRAN, Inc. (Telecommunications)	4,536	141,478
Advance Auto Parts, Inc. (Retail)	5,292	468,712
Advent Software, Inc.* (Software)	2,268	58,061
Aeropostale, Inc.* (Retail)	3,780	81,724
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,890	211,321
Alaska Air Group, Inc.* (Airlines)	5,292	189,559
Albemarle Corp. (Chemicals)	6,426	410,750
Alexandria Real Estate Equities, Inc. (REIT)	2,646	193,502
Alleghany Corp.* (Insurance)	378	124,400
Alliance Data Systems Corp.* (Commercial Services)	3,780	476,129
Alliant Energy Corp. (Electric)	3,780	163,750
Alliant Techsystems, Inc. (Aerospace/Defense)	1,134	56,836
Allscripts Healthcare Solutions, Inc.* (Software)	13,986	232,168
AMC Networks, Inc. - Class A* (Media)	1,512	67,481
American Campus Communities, Inc. (REIT)	3,402	152,137
AMERIGROUP Corp.* (Healthcare - Services)	3,402	228,887
Ametek, Inc. (Electrical Components & Equipment)	11,718	568,440
ANSYS, Inc.* (Software)	6,804	442,396
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,914	269,140
Aqua America, Inc. (Water)	5,670	126,384
Arthur J. Gallagher & Co. (Insurance)	4,536	162,117
Ascena Retail Group, Inc.* (Retail)	3,024	134,024
Atmel Corp.* (Semiconductors)	14,364	141,629
Atwood Oceanics, Inc.* (Oil & Gas)	3,024	135,747
Bally Technologies, Inc.* (Entertainment)	1,890	88,357
Bank of Hawaii Corp. (Banks)	1,512	73,105
BE Aerospace, Inc.* (Aerospace/Defense)	4,536	210,788
Bill Barrett Corp.* (Oil & Gas)	3,402	88,486
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,512	156,779
Black Hills Corp. (Electric)	1,890	63,372
BRE Properties, Inc. - Class A (REIT)	3,402	171,971
Broadridge Financial Solutions, Inc. (Software)	4,158	99,418
Brown & Brown, Inc. (Insurance)	3,402	80,900
Cadence Design Systems, Inc.* (Computers)	6,804	80,559
Camden Property Trust (REIT)	3,780	248,535
CARBO Ceramics, Inc. (Oil & Gas Services)	1,512	159,440
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,890	94,349
Carpenter Technology Corp. (Iron/Steel)	1,890	98,715
Carter’s, Inc.* (Apparel)	3,780	188,131
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,780	240,899
CBOE Holdings, Inc. (Diversified Financial Services)	4,536	128,913
Charles River Laboratories International, Inc.* (Biotechnology)	1,512	54,568
Church & Dwight, Inc. (Household Products/Wares)	10,584	520,627
Ciena Corp.* (Telecommunications)	3,780	61,198
Cimarex Energy Co. (Oil & Gas)	6,426	484,970
Clarcor, Inc. (Miscellaneous Manufacturing)	2,646	129,892
Clean Harbors, Inc.* (Environmental Control)	3,402	229,057
Cleco Corp. (Electric)	2,268	89,926
Commerce Bancshares, Inc. (Banks)	2,268	91,899
Compass Minerals International, Inc. (Mining)	2,268	162,706
Concur Technologies, Inc.* (Software)	3,402	195,207
Copart, Inc.* (Retail)	7,560	197,089
Corn Products International, Inc. (Food)	5,670	326,875
Covance, Inc.* (Healthcare - Services)	4,158	198,046
Crane Co. (Miscellaneous Manufacturing)	2,646	128,331
Cree, Inc.* (Semiconductors)	6,048	191,298
Cullen/Frost Bankers, Inc. (Banks)	2,646	153,971
Cypress Semiconductor Corp. (Semiconductors)	3,780	59,081
Deckers Outdoor Corp.* (Apparel)	2,646	166,830
Dick’s Sporting Goods, Inc. (Retail)	4,914	236,265
Domtar Corp. (Forest Products & Paper)	1,512	144,215
Donaldson Co., Inc. (Miscellaneous Manufacturing)	10,584	378,166
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,670	263,031
Dril-Quip, Inc.* (Oil & Gas Services)	2,646	172,043
Eaton Vance Corp. (Diversified Financial Services)	4,914	140,442
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	8,694	336,719
Energen Corp. (Oil & Gas)	3,780	185,787
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,646	196,280
Equinix, Inc.* (Internet)	3,402	535,645
Essex Property Trust, Inc. (REIT)	2,646	400,895
Esterline Technologies Corp.* (Aerospace/Defense)	1,134	81,036
FactSet Research Systems, Inc. (Media)	3,402	336,934
Fair Isaac Corp. (Software)	1,512	66,377
Federal Realty Investment Trust (REIT)	4,536	439,039
Flowers Foods, Inc. (Food)	4,158	84,698
Fortune Brands Home & Security, Inc.* (Building Materials)	3,780	83,425
Fossil, Inc.* (Distribution/Wholesale)	3,780	498,884
FTI Consulting, Inc.* (Commercial Services)	3,024	113,460
Gardner Denver, Inc. (Machinery - Diversified)	3,780	238,216

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gartner Group, Inc.* (Commercial Services)	6,804	$290,123
GATX Corp. (Trucking & Leasing)	1,512	60,934
Gen-Probe, Inc.* (Healthcare - Products)	3,402	225,927
Gentex Corp. (Electronics)	10,584	259,308
Global Payments, Inc. (Commercial Services)	4,875	231,416
Graco, Inc. (Machinery - Diversified)	2,646	140,397
Green Mountain Coffee Roasters, Inc.* (Beverages)	9,450	442,638
Greenhill & Co., Inc. (Diversified Financial Services)	756	32,992
GUESS?, Inc. (Retail)	3,402	106,312
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,890	33,642
Henry Schein, Inc.* (Healthcare - Products)	6,426	486,320
Highwoods Properties, Inc. (REIT)	2,268	75,570
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,268	75,774
HMS Holdings Corp.* (Commercial Services)	6,426	200,555
Hologic, Inc.* (Healthcare - Products)	10,962	236,231
Home Properties, Inc. (REIT)	3,402	207,556
HSN, Inc. (Retail)	1,512	57,501
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,402	267,329
IDACORP, Inc. (Electric)	2,268	93,260
IDEX Corp. (Machinery - Diversified)	3,780	159,251
IDEXX Laboratories, Inc.* (Healthcare - Products)	4,158	363,617
Informatica Corp.* (Software)	7,938	419,920
Intrepid Potash, Inc.* (Chemicals)	3,780	91,967
ITT Educational Services, Inc.* (Commercial Services)	1,512	100,004
J.B. Hunt Transport Services, Inc. (Transportation)	6,426	349,382
Jack Henry & Associates, Inc. (Computers)	6,426	219,255
John Wiley & Sons, Inc. (Media)	2,646	125,923
Kansas City Southern Industries, Inc.* (Transportation)	5,292	379,383
Kirby Corp.* (Transportation)	3,024	198,949
Lam Research Corp.* (Semiconductors)	8,694	387,926
Lamar Advertising Co. - Class A* (Advertising)	1,890	61,255
Lancaster Colony Corp. (Food)	1,512	100,488
Landstar System, Inc. (Transportation)	2,646	152,727
Lender Processing Services, Inc. (Commercial Services)	3,402	88,452
Liberty Property Trust (REIT)	3,402	121,519
Life Time Fitness, Inc.* (Leisure Time)	3,024	152,924
Lincare Holdings, Inc. (Healthcare - Services)	3,780	97,826
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,024	137,048
LKQ Corp.* (Distribution/Wholesale)	10,962	341,686
ManTech International Corp. - Class A (Software)	756	26,052
Martin Marietta Materials (Building Materials)	1,890	161,841
Masimo Corp.* (Healthcare - Products)	3,024	70,701
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,134	35,880
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,158	156,299
Mednax, Inc.* (Healthcare - Services)	3,780	281,119
Mettler Toledo International, Inc.* (Electronics)	2,268	419,013
Micros Systems, Inc.* (Computers)	5,670	313,494
Mine Safety Appliances Co. (Environmental Control)	1,134	46,585
Minerals Technologies, Inc. (Chemicals)	756	49,450
Monster Beverage Corp.* (Beverages)	10,962	680,631
MSC Industrial Direct Co. - Class A (Retail)	3,402	283,319
MSCI, Inc. - Class A* (Software)	9,072	333,940
National Fuel Gas Co. (Gas)	3,402	163,704
National Instruments Corp. (Electronics)	4,158	118,586
National Retail Properties, Inc. (REIT)	3,780	102,778
NeuStar, Inc.* (Telecommunications)	4,914	183,046
NewMarket Corp. (Chemicals)	756	141,674
Nordson Corp. (Machinery - Diversified)	3,024	164,838
Northern Oil and Gas, Inc.* (Oil & Gas)	4,536	94,077
NSTAR (Electric)	4,536	220,586
Oceaneering International, Inc. (Oil & Gas Services)	7,938	427,779
OGE Energy Corp. (Electric)	4,914	262,899
Oil States International, Inc.* (Oil & Gas Services)	3,780	295,067
OMEGA Healthcare Investors, Inc. (REIT)	3,402	72,327
Packaging Corp. of America (Packaging & Containers)	3,024	89,480
Panera Bread Co. - Class A* (Retail)	2,268	364,967
Parametric Technology Corp.* (Software)	4,158	116,175
Pentair, Inc. (Miscellaneous Manufacturing)	3,024	143,973
PetSmart, Inc. (Retail)	8,316	475,841
Plains Exploration & Production Co.* (Oil & Gas)	3,402	145,095
Plantronics, Inc. (Telecommunications)	1,512	60,873
Polaris Industries, Inc. (Leisure Time)	4,914	354,545
Polycom, Inc.* (Telecommunications)	7,938	151,378
Post Holdings, Inc.* (Food)	756	24,895
Potlatch Corp. (REIT)	1,134	35,540
Prosperity Bancshares, Inc. (Banks)	1,890	86,562
PVH Corp. (Retail)	4,914	438,968
QLogic Corp.* (Semiconductors)	3,780	67,133
Quest Software, Inc.* (Software)	2,268	52,776
Questar Corp. (Gas)	3,780	72,803
Rackspace Hosting, Inc.* (Internet)	7,560	436,892
Ralcorp Holdings, Inc.* (Food)	1,890	140,030
Rayonier, Inc. (REIT)	6,048	266,656
Realty Income Corp. (REIT)	6,048	234,239

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regal-Beloit Corp. (Hand/Machine Tools)	1,890	$123,889
Regency Centers Corp. (REIT)	3,024	134,508
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,670	661,235
ResMed, Inc.* (Healthcare - Products)	10,584	327,151
Riverbed Technology, Inc.* (Computers)	11,718	329,041
Rock-Tenn Co. - Class A (Packaging & Containers)	5,292	357,528
Rollins, Inc. (Commercial Services)	3,024	64,351
Rovi Corp.* (Semiconductors)	7,938	258,382
Scientific Games Corp. - Class A* (Entertainment)	1,512	17,630
SEI Investments Co. (Commercial Services)	3,780	78,208
Semtech Corp.* (Semiconductors)	4,914	139,852
Senior Housing Properties Trust (REIT)	5,292	116,689
Sensient Technologies Corp. (Chemicals)	2,268	86,184
Signature Bank* (Banks)	3,402	214,462
Signet Jewelers, Ltd. (Retail)	3,402	160,847
Silgan Holdings, Inc. (Packaging & Containers)	2,268	100,246
Silicon Laboratories, Inc.* (Semiconductors)	3,024	130,032
Skyworks Solutions, Inc.* (Semiconductors)	9,072	250,841
SL Green Realty Corp. (REIT)	3,402	263,825
SM Energy Co. (Oil & Gas)	4,536	321,013
Solera Holdings, Inc. (Software)	5,292	242,850
Sotheby’s - Class A (Commercial Services)	1,890	74,353
SPX Corp. (Miscellaneous Manufacturing)	1,890	146,532
STERIS Corp. (Healthcare - Products)	2,268	71,714
Strayer Education, Inc. (Commercial Services)	756	71,276
Superior Energy Services, Inc.* (Oil & Gas Services)	4,158	109,605
SVB Financial Group* (Banks)	1,512	97,282
Synopsys, Inc.* (Computers)	5,292	162,253
Taubman Centers, Inc. (REIT)	4,158	303,326
Techne Corp. (Healthcare - Products)	2,646	185,485
Teleflex, Inc. (Healthcare - Products)	1,890	115,573
The Cheesecake Factory, Inc.* (Retail)	2,646	77,766
The Cooper Cos., Inc. (Healthcare - Products)	3,402	277,977
The Corporate Executive Board Co. (Commercial Services)	1,512	65,031
The Macerich Co. (REIT)	4,914	283,783
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,268	122,835
The Valspar Corp. (Chemicals)	3,024	146,029
The Warnaco Group, Inc.* (Apparel)	3,024	176,602
Thomas & Betts Corp.* (Electronics)	2,646	190,274
Thoratec Corp.* (Healthcare - Products)	4,158	140,166
Tibco Software, Inc.* (Internet)	12,096	368,928
Tootsie Roll Industries, Inc. (Food)	757	17,341
Towers Watson & Co. - Class A (Commercial Services)	2,646	174,821
Tractor Supply Co. (Retail)	5,292	479,243
Trimble Navigation, Ltd.* (Electronics)	9,072	493,698
Triumph Group, Inc. (Aerospace/Defense)	3,024	189,484
Tupperware Corp. (Household Products/Wares)	4,158	264,033
tw telecom, Inc.* (Telecommunications)	6,804	150,777
UDR, Inc. (REIT)	8,694	232,217
Under Armour, Inc. - Class A* (Apparel)	2,646	248,724
United Rentals, Inc.* (Commercial Services)	1,890	81,062
United Therapeutics Corp.* (Biotechnology)	3,780	178,151
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,536	190,104
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,512	177,524
ValueClick, Inc.* (Internet)	2,268	44,770
VeriFone Systems, Inc.* (Software)	7,938	411,744
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,316	341,039
Wabtec Corp. (Machinery - Diversified)	3,402	256,409
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	3,780	122,510
Waste Connections, Inc. (Environmental Control)	6,048	196,741
Watsco, Inc. (Distribution/Wholesale)	2,268	167,923
Westamerica Bancorp (Banks)	1,134	54,432
WGL Holdings, Inc. (Gas)	1,890	76,923
Williams-Sonoma, Inc. (Retail)	3,780	141,674
Woodward, Inc. (Electronics)	4,536	194,277
Wright Express Corp.* (Commercial Services)	3,024	195,744
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,780	155,660

TOTAL COMMON STOCKS (Cost $32,171,119)		45,441,836

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $154,000	$154,000	$154,000

TOTAL REPURCHASE AGREEMENTS (Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES (Cost $32,325,119) — 100.2%		45,595,836
Net other assets (liabilities) — (0.2)%		(90,665)

NET ASSETS — 100.0%		$45,505,171

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$61,255	0.1%
Aerospace/Defense	538,144	1.2%
Airlines	189,559	0.4%
Apparel	780,287	1.7%
Banks	771,713	1.7%
Beverages	1,123,269	2.5%
Biotechnology	1,391,772	3.1%
Building Materials	245,266	0.5%
Chemicals	926,054	2.0%
Commercial Services	2,383,307	5.2%
Computers	1,104,602	2.4%
Distribution/Wholesale	1,008,493	2.2%
Diversified Financial Services	636,178	1.4%
Electric	893,793	2.0%
Electrical Components & Equipment	1,150,798	2.5%
Electronics	1,675,156	3.7%
Entertainment	105,987	0.2%
Environmental Control	472,383	1.0%
Food	694,327	1.5%
Forest Products & Paper	144,215	0.3%
Gas	313,430	0.7%
Hand/Machine Tools	260,937	0.6%
Healthcare - Products	2,576,636	5.7%
Healthcare - Services	995,982	2.2%
Household Products/Wares	907,495	2.0%
Insurance	367,417	0.8%
Internet	1,386,235	3.0%
Iron/Steel	98,715	0.2%
Leisure Time	507,469	1.1%
Machinery - Diversified	1,114,771	2.4%
Media	530,338	1.2%
Metal Fabricate/Hardware	177,524	0.4%
Mining	162,706	0.4%
Miscellaneous Manufacturing	1,326,263	2.9%
Oil & Gas	1,455,175	3.2%
Oil & Gas Services	1,460,607	3.2%
Packaging & Containers	547,254	1.2%
Pharmaceuticals	733,917	1.6%
REIT	4,056,612	9.0%
Retail	3,704,252	8.2%
Semiconductors	1,626,174	3.6%
Software	2,818,860	6.3%
Telecommunications	748,750	1.6%
Transportation	1,080,441	2.4%
Trucking & Leasing	60,934	0.1%
Water	126,384	0.3%
Other**	63,335	0.1%
Total	$45,505,171	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.8%)
A.M. Castle & Co.*^ (Metal Fabricate/Hardware)	1,837	$23,238
AAON, Inc.^ (Building Materials)	1,002	20,230
AAR Corp.^ (Aerospace/Defense)	4,342	79,241
ABM Industries, Inc. (Commercial Services)	5,344	129,859
Acadia Realty Trust (REIT)	1,837	41,406
Actuant Corp. - Class A (Miscellaneous Manufacturing)	7,515	217,860
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,509	59,158
Aegion Corp.* (Engineering & Construction)	4,342	77,418
Affymetrix, Inc.* (Healthcare - Products)	7,682	32,802
Agilysys, Inc.* (Computers)	1,670	15,013
AK Steel Holding Corp. (Iron/Steel)	12,191	92,164
Albany International Corp. - Class A (Machinery - Diversified)	3,173	72,820
Align Technology, Inc.* (Healthcare - Products)	2,505	69,013
ALLETE, Inc. (Electric)	1,837	76,217
Alliance One International, Inc.* (Agriculture)	9,519	35,887
Almost Family, Inc.* (Healthcare - Services)	835	21,718
AMCOL International Corp. (Mining)	1,169	34,474
Amedisys, Inc.* (Healthcare - Services)	3,340	48,296
American Vanguard Corp. (Chemicals)	1,503	32,600
Amerisafe, Inc.* (Insurance)	2,004	49,579
AMN Healthcare Services, Inc.* (Commercial Services)	4,509	27,325
AmSurg Corp.* (Healthcare - Services)	1,336	37,381
Anixter International, Inc.* (Telecommunications)	3,006	218,025
Apogee Enterprises, Inc. (Building Materials)	3,006	38,928
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,004	82,425
Arctic Cat, Inc.* (Leisure Time)	1,336	57,221
Arkansas Best Corp. (Transportation)	2,839	53,402
Arris Group, Inc.* (Telecommunications)	12,692	143,420
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,171	79,198
ATMI, Inc.* (Semiconductors)	2,004	46,693
Avid Technology, Inc.* (Software)	3,173	34,903
Avista Corp. (Electric)	6,346	162,331
B&G Foods, Inc. - Class A (Food)	2,839	63,906
Badger Meter, Inc. (Electronics)	501	17,029
Bank Mutual Corp. (Savings & Loans)	5,010	20,240
Bank of the Ozarks, Inc. (Banks)	1,336	41,763
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,177	136,207
Basic Energy Services, Inc.* (Oil & Gas Services)	2,171	37,667
BBCN Bancorp, Inc.* (Banks)	8,517	94,794
Bel Fuse, Inc. - Class B (Electronics)	1,169	20,656
Belden, Inc. (Electrical Components & Equipment)	3,173	120,288
Benchmark Electronics, Inc.* (Electronics)	6,346	104,646
Big 5 Sporting Goods Corp. (Retail)	2,338	18,330
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,002	23,557
BioMed Realty Trust, Inc. (REIT)	16,867	320,136
Black Box Corp. (Telecommunications)	1,837	46,862
Blyth, Inc. (Household Products/Wares)	167	12,497
Boston Private Financial Holdings, Inc. (Banks)	8,517	84,403
Bottomline Technologies, Inc.* (Software)	1,336	37,328
Boyd Gaming Corp.* (Lodging)	6,012	47,134
Brady Corp. - Class A (Electronics)	5,678	183,683
Briggs & Stratton Corp. (Machinery - Diversified)	5,511	98,812
Brightpoint, Inc.* (Distribution/Wholesale)	7,515	60,496
Bristow Group, Inc. (Transportation)	3,841	183,331
Brookline Bancorp, Inc. (Savings & Loans)	7,682	71,980
Brooks Automation, Inc. (Semiconductors)	2,338	28,828
Brown Shoe Co., Inc. (Retail)	4,676	43,159
Brunswick Corp. (Leisure Time)	6,680	172,010
Buckeye Technologies, Inc. (Forest Products & Paper)	1,503	51,057
Cabela’s, Inc.* (Retail)	4,676	178,389
Cal-Maine Foods, Inc. (Food)	1,503	57,505
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	2,171	28,462
Calavo Growers, Inc. (Food)	501	13,417
Calgon Carbon Corp.* (Environmental Control)	3,507	54,744
Callaway Golf Co. (Leisure Time)	7,181	48,544
Cambrex Corp.* (Biotechnology)	3,173	22,179
Cantel Medical Corp. (Healthcare - Products)	668	16,760
Cardtronics, Inc.* (Commercial Services)	1,837	48,221
Career Education Corp.* (Commercial Services)	5,845	47,111
Cascade Corp. (Machinery - Diversified)	501	25,110
Cbeyond, Inc.* (Telecommunications)	3,340	26,720
CDI Corp. (Commercial Services)	1,336	23,954
Cedar Shopping Centers, Inc. (REIT)	6,179	31,636
Centene Corp.* (Healthcare - Services)	1,837	89,958
Central Garden & Pet Co. - Class A* (Household Products/Wares)	4,676	45,030
Central Vermont Public Service Corp. (Electric)	835	29,392
Century Aluminum Co.* (Mining)	6,012	53,387
Ceradyne, Inc. (Miscellaneous Manufacturing)	2,672	87,000
CH Energy Group, Inc. (Electric)	668	44,576
Checkpoint Systems, Inc.* (Electronics)	4,342	48,978

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Christopher & Banks Corp. (Retail)	4,008	$7,455
CIBER, Inc.* (Computers)	8,016	33,988
Cincinnati Bell, Inc.* (Telecommunications)	21,543	86,603
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,169	38,893
City Holding Co. (Banks)	835	28,991
Clearwater Paper Corp.* (Forest Products & Paper)	1,002	33,276
Cloud Peak Energy, Inc.* (Coal)	5,010	79,809
Cohu, Inc. (Semiconductors)	2,672	30,381
Coldwater Creek, Inc.* (Retail)	9,686	11,236
Colonial Properties Trust (REIT)	6,847	148,785
Columbia Banking System, Inc. (Banks)	4,342	98,911
Comfort Systems USA, Inc. (Building Materials)	4,175	45,549
Community Bank System, Inc. (Banks)	2,338	67,288
Comstock Resources, Inc.* (Oil & Gas)	5,344	84,596
Comtech Telecommunications Corp. (Telecommunications)	2,171	70,731
CONMED Corp. (Healthcare - Products)	3,006	89,789
Consolidated Graphics, Inc.* (Commercial Services)	334	15,114
Corinthian Colleges, Inc.* (Commercial Services)	9,352	38,717
Cousins Properties, Inc. (REIT)	11,356	86,078
Cracker Barrel Old Country Store, Inc. (Retail)	835	46,593
Crocs, Inc.* (Apparel)	6,346	132,758
Cross Country Healthcare, Inc.* (Commercial Services)	3,507	17,570
CryoLife, Inc.* (Healthcare - Products)	3,006	15,842
CSG Systems International, Inc.* (Software)	1,503	22,755
CTS Corp. (Electronics)	3,674	38,650
Curtiss-Wright Corp. (Aerospace/Defense)	5,177	191,601
CVB Financial Corp. (Banks)	6,847	80,384
Daktronics, Inc. (Electronics)	4,008	35,631
Darling International, Inc.* (Environmental Control)	6,847	119,275
DealerTrack Holdings, Inc.* (Internet)	2,004	60,641
Delphi Financial Group, Inc. - Class A (Insurance)	6,012	269,157
Diamond Foods, Inc. (Food)	1,002	22,866
DiamondRock Hospitality Co. (REIT)	18,370	189,027
Digi International, Inc.* (Software)	2,839	31,201
Digital Generation, Inc.* (Media)	3,006	30,691
Digital River, Inc.* (Internet)	3,841	71,865
Dime Community Bancshares, Inc. (Savings & Loans)	3,006	43,918
Diodes, Inc.* (Semiconductors)	1,503	34,840
Drew Industries, Inc.* (Building Materials)	2,004	54,729
DSP Group, Inc.* (Semiconductors)	2,505	16,683
Dycom Industries, Inc.* (Engineering & Construction)	3,674	85,825
E.W. Scripps Co.* (Media)	3,340	32,966
Eagle Materials, Inc. (Building Materials)	3,173	110,262
eHealth, Inc.* (Insurance)	668	10,895
El Paso Electric Co. (Electric)	1,670	54,258
Electro Scientific Industries, Inc. (Electronics)	2,672	40,107
EMCOR Group, Inc. (Engineering & Construction)	7,348	203,687
Emergent Biosolutions, Inc.* (Biotechnology)	835	13,360
Employers Holdings, Inc. (Insurance)	3,507	62,109
Encore Capital Group, Inc.* (Diversified Financial Services)	668	15,063
Encore Wire Corp. (Electrical Components & Equipment)	2,171	64,544
EnerSys* (Electrical Components & Equipment)	5,177	179,383
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,338	96,092
Entertainment Properties Trust (REIT)	2,338	108,436
Enzo Biochem, Inc.* (Biotechnology)	2,171	5,840
EPIQ Systems, Inc. (Software)	1,837	22,228
eResearchTechnology, Inc.* (Internet)	2,672	20,895
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3,006	110,531
Ethan Allen Interiors, Inc. (Home Furnishings)	2,839	71,883
Exterran Holdings, Inc.* (Oil & Gas Services)	6,847	90,312
Extra Space Storage, Inc. (REIT)	5,344	153,854
F.N.B. Corp. (Banks)	15,364	185,597
Federal Signal Corp.* (Miscellaneous Manufacturing)	6,847	38,069
FEI Co.* (Electronics)	1,336	65,611
First BanCorp.* (Banks)	2,171	9,552
First Commonwealth Financial Corp. (Banks)	11,523	70,521
First Financial Bancorp (Banks)	3,507	60,671
First Financial Bankshares, Inc. (Banks)	1,503	52,921
First Midwest Bancorp, Inc. (Banks)	8,183	98,032
Forestar Group, Inc.* (Real Estate)	3,841	59,113
Franklin Street Properties Corp. (REIT)	7,849	83,199
Fred’s, Inc. (Retail)	4,008	58,557
Fuller (H.B.) Co. (Chemicals)	2,839	93,204
G & K Services, Inc. (Textiles)	2,004	68,537
GenCorp, Inc.* (Aerospace/Defense)	6,513	46,242
General Communication, Inc. - Class A* (Telecommunications)	2,171	18,931
Gentiva Health Services, Inc.* (Healthcare - Services)	3,340	29,192
Getty Realty Corp. (REIT)	3,006	46,833
Gibraltar Industries, Inc.* (Building Materials)	3,340	50,601
Glacier Bancorp, Inc. (Banks)	7,849	117,264
Greatbatch, Inc.* (Healthcare - Products)	835	20,474
Griffon Corp. (Miscellaneous Manufacturing)	5,010	53,607
Group 1 Automotive, Inc. (Retail)	2,505	140,706
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,503	43,993

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gulfport Energy Corp.* (Oil & Gas)	1,670	$48,630
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	3,674	80,314
Hanmi Financial Corp.* (Banks)	2,171	21,971
Harmonic, Inc.* (Telecommunications)	12,859	70,339
Harte-Hanks, Inc. (Advertising)	4,843	43,829
Haverty Furniture Cos., Inc. (Retail)	2,171	24,098
Haynes International, Inc. (Metal Fabricate/Hardware)	501	31,738
Headwaters, Inc.* (Energy - Alternate Sources)	4,008	16,753
Healthcare Realty Trust, Inc. (REIT)	5,010	110,220
Healthcare Services Group, Inc. (Commercial Services)	2,672	56,833
Healthways, Inc.* (Healthcare - Services)	3,674	27,041
Heartland Express, Inc. (Transportation)	3,507	50,711
Heartland Payment Systems, Inc. (Commercial Services)	1,670	48,163
Heidrick & Struggles International, Inc. (Commercial Services)	2,004	44,148
Helen of Troy, Ltd.* (Household Products/Wares)	1,503	51,117
Hillenbrand, Inc. (Commercial Services)	2,338	53,657
Home Bancshares, Inc. (Banks)	1,503	39,995
Horace Mann Educators Corp. (Insurance)	4,342	76,506
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,837	77,209
Hot Topic, Inc. (Retail)	4,676	47,461
Hub Group, Inc. - Class A* (Transportation)	1,837	66,187
Iconix Brand Group, Inc.* (Apparel)	2,171	37,732
iGATE Corp.* (Computers)	1,837	30,788
Independent Bank Corp./MA (Banks)	2,338	67,171
Inland Real Estate Corp. (REIT)	5,845	51,845
Insight Enterprises, Inc.* (Computers)	4,843	106,207
Insperity, Inc. (Commercial Services)	2,505	76,753
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	668	23,173
Inter Parfums, Inc. (Cosmetics/Personal Care)	835	13,101
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,175	70,975
Interface, Inc. - Class A (Office Furnishings)	6,346	88,527
Intermec, Inc.* (Machinery - Diversified)	5,678	43,891
Interval Leisure Group, Inc. (Leisure Time)	2,338	40,681
Intevac, Inc.* (Machinery - Diversified)	2,505	21,293
Invacare Corp. (Healthcare - Products)	3,507	58,111
Investment Technology Group, Inc.* (Diversified Financial Services)	4,342	51,930
ION Geophysical Corp.* (Oil & Gas Services)	9,519	61,398
Jack in the Box, Inc.* (Retail)	4,843	116,087
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,839	49,541
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,173	51,403
K-Swiss, Inc. - Class A* (Apparel)	3,006	12,325
Kaiser Aluminum Corp. (Mining)	1,670	78,924
Kaman Corp. (Aerospace/Defense)	1,336	45,357
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,336	26,319
Kaydon Corp. (Metal Fabricate/Hardware)	2,171	55,382
Kelly Services, Inc. - Class A (Commercial Services)	3,173	50,736
Kensey Nash Corp. (Healthcare - Products)	334	9,773
Kilroy Realty Corp. (REIT)	3,674	171,245
Kindred Healthcare, Inc.* (Healthcare - Services)	5,678	49,058
Kirkland’s, Inc.* (Retail)	835	13,510
Kite Realty Group Trust (REIT)	7,014	36,964
Knight Transportation, Inc. (Transportation)	3,507	61,934
Kopin Corp.* (Semiconductors)	4,008	16,313
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,169	45,077
Kraton Performance Polymers, Inc.* (Chemicals)	1,503	39,935
La-Z-Boy, Inc.* (Home Furnishings)	5,678	84,943
Laclede Group, Inc. (Gas)	2,505	97,745
LaSalle Hotel Properties (REIT)	9,352	263,165
Lawson Products, Inc. (Metal Fabricate/Hardware)	334	5,047
Lexington Realty Trust (REIT)	14,863	133,618
LHC Group, Inc.* (Healthcare - Services)	1,670	30,945
Lincoln Educational Services Corp. (Commercial Services)	2,505	19,815
Lithia Motors, Inc. - Class A (Retail)	2,338	61,256
Live Nation, Inc.* (Commercial Services)	16,032	150,701
Liz Claiborne, Inc.* (Retail)	5,511	73,627
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,002	38,998
LTC Properties, Inc. (REIT)	1,503	48,096
Lumber Liquidators Holdings, Inc.* (Retail)	1,002	25,160
Lumos Networks Corp. (Telecommunications)	1,670	17,969
Lydall, Inc.* (Miscellaneous Manufacturing)	1,837	18,719
M/I Schottenstein Homes, Inc.* (Home Builders)	2,004	24,769
Maidenform Brands, Inc.* (Apparel)	1,169	26,314
Marcus Corp. (Lodging)	2,171	27,246
MarineMax, Inc.* (Retail)	2,505	20,616
Marriott Vacations Worldwide Corp.* (Entertainment)	3,006	85,701
Materion Corp.* (Mining)	2,171	62,373
Matrix Service Co.* (Oil & Gas Services)	2,839	39,774
Meadowbrook Insurance Group, Inc. (Insurance)	5,678	52,976
Measurement Specialties, Inc.* (Electronics)	501	16,884

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medical Properties Trust, Inc. (REIT)	14,863	$137,929
Mercury Computer Systems, Inc.* (Computers)	1,503	19,915
Meridian Bioscience, Inc. (Healthcare - Products)	1,837	35,601
Merit Medical Systems, Inc.* (Healthcare - Products)	1,837	22,816
Meritage Homes Corp.* (Home Builders)	3,173	85,861
Methode Electronics, Inc. (Electronics)	4,008	37,194
Micrel, Inc. (Semiconductors)	2,004	20,561
Microsemi Corp.* (Semiconductors)	2,839	60,868
Midas, Inc.* (Commercial Services)	1,002	11,503
MKS Instruments, Inc. (Semiconductors)	2,171	64,110
Mobile Mini, Inc.* (Storage/Warehousing)	4,008	84,649
Molina Healthcare, Inc.* (Healthcare - Services)	3,173	106,708
Monarch Casino & Resort, Inc.* (Lodging)	1,336	13,761
Monolithic Power Systems, Inc.* (Semiconductors)	1,169	22,994
Monotype Imaging Holdings, Inc.* (Software)	2,004	29,860
Moog, Inc. - Class A* (Aerospace/Defense)	1,670	71,626
Movado Group, Inc. (Miscellaneous Manufacturing)	1,837	45,098
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,175	189,754
Multimedia Games Holding Co., Inc.* (Entertainment)	2,004	21,964
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,674	54,192
Nanometrics, Inc.* (Semiconductors)	668	12,365
Nash Finch Co. (Food)	1,336	37,969
National Financial Partners* (Diversified Financial Services)	4,342	65,738
National Penn Bancshares, Inc. (Banks)	13,527	119,714
Natus Medical, Inc.* (Healthcare - Products)	3,173	37,854
Navigant Consulting Co.* (Commercial Services)	5,678	78,981
NBT Bancorp, Inc. (Banks)	3,674	81,122
NCI Building Systems, Inc.* (Building Materials)	1,670	19,222
NCI, Inc. - Class A* (Computers)	835	5,336
Neenah Paper, Inc. (Forest Products & Paper)	1,670	49,666
Neutral Tandem, Inc.* (Telecommunications)	1,002	12,214
New Jersey Resources Corp. (Gas)	2,171	96,761
Newport Corp.* (Electronics)	4,175	73,981
Northwest Bancshares, Inc. (Savings & Loans)	10,688	135,738
Northwest Natural Gas Co. (Gas)	1,169	53,073
NorthWestern Corp. (Electric)	1,837	65,140
Novatel Wireless, Inc.* (Telecommunications)	3,507	11,748
NTELOS Holdings Corp. (Telecommunications)	1,670	34,569
Nutrisystem, Inc. (Internet)	3,006	33,757
O’Charley’s, Inc.* (Retail)	2,004	19,719
OfficeMax, Inc.* (Retail)	9,519	54,449
Old Dominion Freight Line, Inc.* (Transportation)	1,503	71,648
Old National Bancorp (Banks)	10,354	136,052
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,002	24,048
OM Group, Inc.* (Chemicals)	3,507	96,478
Omnicell, Inc.* (Software)	2,171	33,021
On Assignment, Inc.* (Commercial Services)	4,008	70,020
Oplink Communications, Inc.* (Telecommunications)	835	14,279
Orbital Sciences Corp.* (Aerospace/Defense)	6,513	85,646
Orion Marine Group, Inc.* (Engineering & Construction)	3,006	21,733
Oritani Financial Corp. (Savings & Loans)	1,336	19,612
Overseas Shipholding Group, Inc. (Transportation)	2,839	35,857
Oxford Industries, Inc. (Apparel)	835	42,435
P.F. Chang’s China Bistro, Inc. (Retail)	835	32,999
PacWest Bancorp (Banks)	2,505	60,872
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,171	20,277
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,002	38,807
PAREXEL International Corp.* (Commercial Services)	3,674	99,088
Park Electrochemical Corp. (Electronics)	1,336	40,387
Parkway Properties, Inc. (REIT)	2,338	24,502
PC-Tel, Inc. (Internet)	2,004	13,327
Penn Virginia Corp. (Oil & Gas)	5,010	22,796
Pennsylvania REIT (REIT)	6,012	91,803
Perficient, Inc.* (Internet)	3,507	42,119
Pericom Semiconductor Corp.* (Semiconductors)	2,672	21,616
Perry Ellis International, Inc.* (Apparel)	1,336	24,943
PetMed Express, Inc. (Retail)	2,171	26,877
Petroleum Development* (Oil & Gas)	1,503	55,746
PetroQuest Energy, Inc.* (Oil & Gas)	6,346	38,964
PharMerica Corp.* (Pharmaceuticals)	3,173	39,440
Piedmont Natural Gas Co., Inc. (Gas)	4,342	134,906
Pinnacle Entertainment, Inc.* (Entertainment)	6,847	78,809
Pinnacle Financial Partners, Inc.* (Banks)	3,841	70,482
Pioneer Drilling Co.* (Oil & Gas)	3,841	33,801
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,670	44,455
Plexus Corp.* (Electronics)	3,841	134,397
PolyOne Corp. (Chemicals)	9,686	139,478
Pool Corp. (Distribution/Wholesale)	2,839	106,235
Post Properties, Inc. (REIT)	2,505	117,384
Powell Industries, Inc.* (Electrical Components & Equipment)	1,002	34,319
Presidential Life Corp. (Insurance)	2,338	26,723
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,511	96,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PrivateBancorp, Inc. (Banks)	6,680	$101,336
Progress Software Corp.* (Software)	3,674	86,780
Prospect Capital Corp. (Investment Companies)	13,360	146,693
Provident Financial Services, Inc. (Savings & Loans)	5,845	84,928
PSS World Medical, Inc.* (Healthcare - Products)	2,004	50,781
Pulse Electronics Corp. (Electronics)	4,509	11,318
Quaker Chemical Corp. (Chemicals)	501	19,764
Quanex Building Products Corp. (Building Materials)	4,008	70,661
Quiksilver, Inc.* (Apparel)	13,527	54,649
RadiSys Corp.* (Computers)	2,505	18,537
Red Robin Gourmet Burgers, Inc.* (Retail)	1,169	43,475
Resources Connection, Inc. (Commercial Services)	4,676	65,698
Robbins & Myers, Inc. (Machinery - Diversified)	1,336	69,539
Rofin-Sinar Technologies, Inc.* (Electronics)	1,670	44,038
Rogers Corp.* (Electronics)	668	25,885
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,340	77,020
Ruby Tuesday, Inc.* (Retail)	6,847	62,513
Rudolph Technologies, Inc.* (Semiconductors)	3,507	38,963
Ruth’s Hospitality Group, Inc.* (Retail)	3,841	29,153
S&T Bancorp, Inc. (Banks)	3,006	65,200
Safety Insurance Group, Inc. (Insurance)	1,670	69,539
Saul Centers, Inc. (REIT)	334	13,480
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	4,008	8,737
ScanSource, Inc.* (Distribution/Wholesale)	3,006	112,184
Schulman (A.), Inc. (Chemicals)	3,173	85,734
Select Comfort Corp.* (Home Furnishings)	3,674	119,001
Selective Insurance Group, Inc. (Insurance)	6,012	105,871
Seneca Foods Corp. - Class A* (Food)	1,002	26,393
Shuffle Master, Inc.* (Entertainment)	3,340	58,784
Sigma Designs, Inc.* (Semiconductors)	3,507	18,166
Simmons First National Corp. - Class A (Banks)	1,837	47,450
Simpson Manufacturing Co., Inc. (Building Materials)	2,505	80,786
Skechers U.S.A., Inc. - Class A* (Apparel)	4,008	50,982
SkyWest, Inc. (Airlines)	5,678	62,742
Smith Corp. (Miscellaneous Manufacturing)	2,338	105,093
Snyders-Lance, Inc. (Food)	3,006	77,705
Sonic Automotive, Inc. (Retail)	3,841	68,792
Sonic Corp.* (Retail)	6,680	51,302
Southwest Gas Corp. (Gas)	2,672	114,201
Sovran Self Storage, Inc. (REIT)	1,503	74,894
Spartan Motors, Inc. (Auto Parts & Equipment)	3,674	19,435
Spartan Stores, Inc. (Food)	2,505	45,391
Stage Stores, Inc. (Retail)	3,340	54,242
Standard Microsystems Corp.* (Semiconductors)	1,336	34,562
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,171	38,514
Standard Pacific Corp.* (Home Builders)	11,189	49,903
Standex International Corp. (Miscellaneous Manufacturing)	1,336	55,030
Stein Mart, Inc.* (Retail)	3,006	19,840
Stepan Co. (Chemicals)	334	29,325
Sterling Bancorp (Banks)	3,340	32,031
Stewart Information Services Corp. (Insurance)	2,171	30,850
Stifel Financial Corp.* (Diversified Financial Services)	2,505	94,789
Stone Energy Corp.* (Oil & Gas)	5,344	152,785
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,670	8,083
Stratasys, Inc.* (Computers)	835	30,494
SunCoke Energy, Inc.*(a) (Coal)	7,682	109,161
Super Micro Computer, Inc.* (Computers)	3,006	52,485
Superior Industries International, Inc. (Auto Parts & Equipment)	2,672	52,211
Supertex, Inc.* (Semiconductors)	835	15,088
SurModics, Inc.* (Healthcare - Products)	1,002	15,401
Susquehanna Bancshares, Inc. (Banks)	20,541	202,945
Swift Energy Co.* (Oil & Gas)	4,676	135,744
SWS Group, Inc. (Diversified Financial Services)	3,173	18,150
Sykes Enterprises, Inc.* (Computers)	4,342	68,604
Symmetricom, Inc.* (Telecommunications)	4,676	26,981
Symmetry Medical, Inc.* (Healthcare - Products)	4,008	28,337
SYNNEX Corp.* (Software)	2,839	108,279
Take-Two Interactive Software, Inc.* (Software)	9,853	151,588
Tanger Factory Outlet Centers, Inc. (REIT)	4,008	119,158
TeleTech Holdings, Inc.* (Commercial Services)	1,837	29,576
Tennant Co. (Machinery - Diversified)	668	29,392
Tessera Technologies, Inc.* (Semiconductors)	2,004	34,569
Tetra Tech, Inc.* (Environmental Control)	2,839	74,836
TETRA Technologies, Inc.* (Oil & Gas Services)	8,517	80,230
Texas Capital Bancshares, Inc.* (Banks)	2,338	80,942
Texas Industries, Inc. (Building Materials)	3,006	105,240
Texas Roadhouse, Inc. (Retail)	2,672	44,462
The Andersons, Inc. (Agriculture)	2,004	97,575
The Cato Corp. - Class A (Retail)	1,336	36,927
The Finish Line, Inc. - Class A (Retail)	2,839	60,244
The Geo Group, Inc.* (Commercial Services)	6,680	126,987

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Hain Celestial Group, Inc.* (Food)	1,837	$80,479
The Men’s Wearhouse, Inc. (Retail)	5,678	220,136
The Navigators Group, Inc.* (Insurance)	501	23,667
The Pep Boys - Manny, Moe & Jack (Retail)	5,845	87,207
The Ryland Group, Inc. (Home Builders)	2,505	48,296
The Standard Register Co. (Household Products/Wares)	1,336	1,670
Tompkins Financial Corp. (Banks)	334	13,380
Tower Group, Inc. (Insurance)	4,342	97,391
Tredegar Corp. (Miscellaneous Manufacturing)	2,505	49,073
TriQuint Semiconductor, Inc.* (Semiconductors)	7,682	52,967
TrueBlue, Inc.* (Commercial Services)	4,175	74,649
TrustCo Bank Corp. NY (Banks)	10,354	59,121
TTM Technologies, Inc.* (Electronics)	5,678	65,240
Tuesday Morning Corp.* (Retail)	4,509	17,315
UIL Holdings Corp. (Electric)	3,507	121,903
Ultratech Stepper, Inc.* (Semiconductors)	835	24,198
UMB Financial Corp. (Banks)	1,336	59,766
Umpqua Holdings Corp. (Banks)	12,358	167,574
UniFirst Corp. (Textiles)	501	30,837
Unisource Energy Corp. (Electric)	1,670	61,072
United Bankshares, Inc. (Banks)	5,010	144,589
United Community Banks, Inc.* (Banks)	2,004	19,539
United Fire Group, Inc. (Insurance)	2,338	41,827
United Natural Foods, Inc.* (Food)	2,171	101,299
United Online, Inc. (Internet)	9,853	48,181
United Stationers, Inc. (Distribution/Wholesale)	4,676	145,096
Universal Electronics, Inc.* (Home Furnishings)	1,670	33,367
Universal Forest Products, Inc. (Building Materials)	2,171	74,856
Universal Health Realty Income Trust (REIT)	501	19,855
Universal Technical Institute, Inc. (Commercial Services)	1,002	13,216
Urstadt Biddle Properties - Class A (REIT)	1,336	26,373
USA Mobility, Inc. (Telecommunications)	2,505	34,895
Viad Corp. (Commercial Services)	2,171	42,183
Vicor Corp. (Electrical Components & Equipment)	1,002	8,016
ViewPoint Financial Group, Inc. (Savings & Loans)	1,169	17,979
Virtus Investment Partners, Inc.* (Diversified Financial Services)	167	14,325
Virtusa Corp.* (Computers)	1,169	20,189
VOXX International Corp.* (Home Furnishings)	2,004	27,174
Watts Water Technologies, Inc. - Class A (Electronics)	1,503	61,247
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,344	50,127
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,336	56,820
Wilshire Bancorp, Inc.* (Banks)	6,513	31,458
Winnebago Industries, Inc.* (Home Builders)	3,173	31,095
Wintrust Financial Corp. (Banks)	4,008	143,446
XO Group, Inc.* (Internet)	3,006	28,226
Zale Corp.* (Retail)	2,839	8,773
Zep, Inc. (Chemicals)	2,338	33,667
Zumiez, Inc.* (Retail)	835	30,152

TOTAL COMMON STOCKS (Cost $20,912,475)		27,727,634

TOTAL INVESTMENT SECURITIES (Cost $20,912,475) — 100.8%		27,727,634
Net other assets (liabilities) — (0.8)%		(225,149)

NET ASSETS — 100.0%		$27,502,485

*                                         Non-income producing security

^                                          All or a portion of this security is designated on the ProFund VP Small-Cap Value’s records as collateral for when-issued securities.

(a)                                  Represents a security purchased on a when-issued basis.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$43,829	0.2%
Aerospace/Defense	519,713	1.9%
Agriculture	133,462	0.5%
Airlines	62,742	0.2%
Apparel	382,138	1.4%
Auto Parts & Equipment	110,160	0.4%
Banks	2,857,248	10.4%
Biotechnology	41,379	0.2%
Building Materials	671,064	2.4%
Chemicals	570,185	2.1%
Coal	188,970	0.7%
Commercial Services	1,460,578	5.3%
Computers	401,556	1.5%
Cosmetics/Personal Care	13,101	NM
Distribution/Wholesale	424,011	1.5%
Diversified Financial Services	403,887	1.5%
Electric	614,889	2.2%
Electrical Components & Equipment	465,708	1.7%
Electronics	1,065,562	3.9%
Energy - Alternate Sources	16,753	0.1%
Engineering & Construction	388,663	1.4%
Entertainment	245,258	0.9%
Environmental Control	248,855	0.9%
Food	526,930	1.9%
Forest Products & Paper	210,445	0.8%
Gas	496,686	1.8%
Healthcare - Products	683,938	2.5%
Healthcare - Services	463,854	1.7%
Home Builders	239,924	0.9%
Home Furnishings	336,368	1.2%
Household Products/Wares	206,646	0.8%
Insurance	917,090	3.3%
Internet	319,011	1.2%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Investment Companies	$146,693	0.5%
Iron/Steel	92,164	0.3%
Leisure Time	318,456	1.2%
Lodging	88,141	0.3%
Machinery - Construction & Mining	79,198	0.3%
Machinery - Diversified	443,282	1.6%
Media	63,657	0.2%
Metal Fabricate/Hardware	445,120	1.6%
Mining	229,158	0.8%
Miscellaneous Manufacturing	1,210,132	4.4%
Office Furnishings	88,527	0.3%
Oil & Gas	573,062	2.1%
Oil & Gas Services	430,583	1.6%
Pharmaceuticals	86,984	0.3%
REIT	2,649,921	9.6%
Real Estate	59,113	0.2%
Retail	1,854,817	6.7%
Savings & Loans	394,395	1.4%
Semiconductors	594,765	2.2%
Software	557,943	2.0%
Storage/Warehousing	84,649	0.3%
Telecommunications	834,286	3.0%
Textiles	99,374	0.4%
Toys/Games/Hobbies	49,541	0.2%
Transportation	523,070	1.9%
Other**	(225,149)	(0.8)%
Total	$27,502,485	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (94.9%)
AAON, Inc. (Building Materials)	1,257	$25,379
Abaxis, Inc.* (Healthcare - Products)	2,933	85,438
Acadia Realty Trust (REIT)	3,771	84,998
Aerovironment, Inc.* (Aerospace/Defense)	2,514	67,400
Air Methods Corp.* (Healthcare - Services)	1,676	146,231
Akorn, Inc.* (Pharmaceuticals)	9,218	107,851
Align Technology, Inc.* (Healthcare - Products)	6,285	173,152
Allegiant Travel Co.* (Airlines)	2,095	114,177
ALLETE, Inc. (Electric)	2,095	86,922
AMCOL International Corp. (Mining)	2,095	61,782
American Public Education, Inc.* (Commercial Services)	2,514	95,532
American Science & Engineering, Inc. (Electronics)	1,257	84,282
American States Water Co. (Water)	2,514	90,856
American Vanguard Corp. (Chemicals)	1,257	27,264
AmSurg Corp.* (Healthcare - Services)	2,933	82,065
Analogic Corp. (Electronics)	1,676	113,197
Applied Industrial Technologies, Inc. (Machinery - Diversified)	3,352	137,868
Approach Resources, Inc.* (Oil & Gas)	3,771	139,338
Arbitron, Inc. (Commercial Services)	3,771	139,452
ArQule, Inc.* (Biotechnology)	7,542	52,869
Atlantic Tele-Network, Inc. (Telecommunications)	1,257	45,705
ATMI, Inc.* (Semiconductors)	2,095	48,813
AZZ, Inc. (Miscellaneous Manufacturing)	1,676	86,549
B&G Foods, Inc. - Class A (Food)	2,933	66,022
Badger Meter, Inc. (Electronics)	1,257	42,725
Balchem Corp. (Chemicals)	4,190	126,747
Bank of the Ozarks, Inc. (Banks)	2,095	65,490
Basic Energy Services, Inc.* (Oil & Gas Services)	1,257	21,809
Belden, Inc. (Electrical Components & Equipment)	2,514	95,306
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	2,095	49,253
BJ’s Restaurants, Inc.* (Retail)	3,352	168,773
Blackbaud, Inc. (Software)	6,285	208,851
Blue Nile, Inc.* (Internet)	2,095	69,093
Blyth, Inc. (Household Products/Wares)	419	31,354
Boston Beer Co., Inc. - Class A* (Beverages)	1,257	134,235
Bottomline Technologies, Inc.* (Software)	3,352	93,655
Brooks Automation, Inc. (Semiconductors)	6,285	77,494
Brunswick Corp. (Leisure Time)	3,771	97,103
Buckeye Technologies, Inc. (Forest Products & Paper)	3,771	128,101
Buffalo Wild Wings, Inc.* (Retail)	2,514	227,995
Cabot Microelectronics Corp. (Semiconductors)	3,352	130,326
CACI International, Inc. - Class A* (Computers)	3,771	234,896
Calavo Growers, Inc. (Food)	1,257	33,662
Calgon Carbon Corp.* (Environmental Control)	3,352	52,325
Cantel Medical Corp. (Healthcare - Products)	1,676	42,051
Capella Education Co.* (Commercial Services)	2,095	75,315
Cardtronics, Inc.* (Commercial Services)	3,771	98,989
Cascade Corp. (Machinery - Diversified)	419	21,000
Casey’s General Stores, Inc. (Retail)	5,447	302,091
Cash America International, Inc. (Retail)	4,190	200,827
CEC Entertainment, Inc. (Retail)	2,514	95,306
Centene Corp.* (Healthcare - Services)	4,609	225,703
Central Vermont Public Service Corp. (Electric)	838	29,498
CEVA, Inc.* (Semiconductors)	3,352	76,124
CH Energy Group, Inc. (Electric)	1,257	83,880
Chemed Corp. (Commercial Services)	2,514	157,578
CIRCOR International, Inc. (Metal Fabricate/Hardware)	838	27,880
Cirrus Logic, Inc.* (Semiconductors)	8,799	209,416
City Holding Co. (Banks)	838	29,095
Clearwater Paper Corp.* (Forest Products & Paper)	2,095	69,575
Cloud Peak Energy, Inc.* (Coal)	2,095	33,373
Cognex Corp. (Machinery - Diversified)	5,866	248,484
Coinstar, Inc.* (Retail)	4,190	266,274
Colonial Properties Trust (REIT)	3,352	72,839
Community Bank System, Inc. (Banks)	2,514	72,353
CommVault Systems, Inc.* (Software)	6,285	311,987
Computer Programs & Systems, Inc. (Software)	1,676	94,728
comScore, Inc.* (Internet)	4,609	98,586
Consolidated Graphics, Inc.* (Commercial Services)	838	37,919
Contango Oil & Gas Co.* (Oil & Gas)	1,676	98,733
CorVel Corp.* (Commercial Services)	838	33,428
Cracker Barrel Old Country Store, Inc. (Retail)	2,095	116,901
Crocs, Inc.* (Apparel)	4,609	96,420
CSG Systems International, Inc.* (Software)	2,933	44,406
Cubic Corp. (Aerospace/Defense)	2,095	99,052
Cubist Pharmaceuticals, Inc.* (Biotechnology)	8,799	380,557
CVB Financial Corp. (Banks)	3,771	44,272
Cyberonics, Inc.* (Healthcare - Products)	3,352	127,812
Cymer, Inc.* (Electronics)	4,190	209,500
Darling International, Inc.* (Environmental Control)	7,542	131,382
DealerTrack Holdings, Inc.* (Internet)	3,352	101,432
Deltic Timber Corp. (Forest Products & Paper)	1,676	106,074
Diamond Foods, Inc. (Food)	1,676	38,246
DineEquity, Inc.* (Retail)	2,095	103,912

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diodes, Inc.* (Semiconductors)	3,352	$77,699
DTS, Inc.* (Home Furnishings)	2,095	63,311
Eagle Materials, Inc. (Building Materials)	2,095	72,801
EastGroup Properties, Inc. (REIT)	3,771	189,380
Ebix, Inc. (Software)	4,609	106,744
eHealth, Inc.* (Insurance)	2,095	34,169
El Paso Electric Co. (Electric)	3,352	108,906
Emergent Biosolutions, Inc.* (Biotechnology)	2,514	40,224
Encore Capital Group, Inc.* (Diversified Financial Services)	2,095	47,242
Entertainment Properties Trust (REIT)	3,352	155,466
Entropic Communications, Inc.* (Semiconductors)	12,151	70,840
Enzo Biochem, Inc.* (Biotechnology)	2,095	5,636
EPIQ Systems, Inc. (Software)	2,095	25,349
eResearchTechnology, Inc.* (Internet)	2,933	22,936
Exar Corp.* (Semiconductors)	6,285	52,794
Exponent, Inc.* (Engineering & Construction)	1,676	81,320
Extra Space Storage, Inc. (REIT)	6,285	180,945
EZCORP, Inc. - Class A* (Retail)	5,866	190,381
FARO Technologies, Inc.* (Electronics)	2,514	146,642
FEI Co.* (Electronics)	3,771	185,194
Financial Engines, Inc.* (Diversified Financial Services)	5,447	121,795
First Cash Financial Services, Inc.* (Retail)	4,190	179,709
First Financial Bancorp (Banks)	3,771	65,238
First Financial Bankshares, Inc. (Banks)	2,514	88,518
Forrester Research, Inc. (Commercial Services)	2,095	67,878
Forward Air Corp. (Transportation)	3,771	138,283
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,514	123,362
Fuller (H.B.) Co. (Chemicals)	2,933	96,290
General Communication, Inc. - Class A* (Telecommunications)	2,095	18,268
Genesco, Inc.* (Retail)	3,352	240,171
GeoResources, Inc.* (Oil & Gas)	2,933	96,026
Greatbatch, Inc.* (Healthcare - Products)	2,095	51,369
GT Advanced Technologies, Inc.* (Semiconductors)	16,760	138,605
Gulfport Energy Corp.* (Oil & Gas)	4,190	122,013
Haemonetics Corp.* (Healthcare - Products)	3,352	233,567
Hanmi Financial Corp.* (Banks)	1,676	16,961
Hawkins, Inc. (Chemicals)	1,257	46,760
Haynes International, Inc. (Metal Fabricate/Hardware)	1,257	79,631
Headwaters, Inc.* (Energy - Alternate Sources)	3,352	14,011
Healthcare Realty Trust, Inc. (REIT)	4,609	101,398
Healthcare Services Group, Inc. (Commercial Services)	5,866	124,770
Heartland Express, Inc. (Transportation)	3,352	48,470
Heartland Payment Systems, Inc. (Commercial Services)	3,352	96,672
Helen of Troy, Ltd.* (Household Products/Wares)	2,514	85,501
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,257	45,164
Hibbett Sports, Inc.* (Retail)	3,771	205,708
Higher One Holdings, Inc.* (Diversified Financial Services)	4,190	62,640
Hillenbrand, Inc. (Commercial Services)	5,866	134,625
Hittite Microwave Corp.* (Semiconductors)	3,771	204,803
Home Bancshares, Inc. (Banks)	1,257	33,449
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,514	105,663
Hub Group, Inc. - Class A* (Transportation)	2,933	105,676
Iconix Brand Group, Inc.* (Apparel)	7,123	123,798
ICU Medical, Inc.* (Healthcare - Products)	1,676	82,392
iGATE Corp.* (Computers)	2,095	35,112
II-VI, Inc.* (Electronics)	7,542	178,368
Infinity Property & Casualty Corp. (Insurance)	1,676	87,705
InfoSpace, Inc.* (Internet)	5,447	69,776
Inland Real Estate Corp. (REIT)	3,352	29,732
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	2,095	72,676
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,257	19,722
Interactive Intelligence Group, Inc.* (Software)	2,095	63,918
Interval Leisure Group, Inc. (Leisure Time)	2,514	43,744
ION Geophysical Corp.* (Oil & Gas Services)	5,447	35,133
IPC The Hospitalist Co.* (Healthcare - Services)	2,095	77,326
iRobot Corp.* (Machinery - Diversified)	3,771	102,797
J & J Snack Foods Corp. (Food)	2,095	109,904
j2 Global, Inc. (Computers)	6,704	192,271
JDA Software Group, Inc.* (Software)	5,866	161,198
Jos. A. Bank Clothiers, Inc.* (Retail)	3,771	190,096
Kaman Corp. (Aerospace/Defense)	2,095	71,125
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,771	74,289
Kaydon Corp. (Metal Fabricate/Hardware)	1,676	42,755
Kensey Nash Corp. (Healthcare - Products)	838	24,520
Kilroy Realty Corp. (REIT)	5,028	234,355
Kirkland’s, Inc.* (Retail)	1,257	20,338
Knight Transportation, Inc. (Transportation)	3,771	66,596
Kopin Corp.* (Semiconductors)	4,609	18,759
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,257	48,470
Kraton Performance Polymers, Inc.* (Chemicals)	2,514	66,797
Kulicke & Soffa Industries, Inc.* (Semiconductors)	10,056	124,996
Landauer, Inc. (Commercial Services)	1,257	66,646

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lindsay Manufacturing Co. (Machinery - Diversified)	1,676	$111,069
Liquidity Services, Inc.* (Internet)	3,352	150,170
Littelfuse, Inc. (Electrical Components & Equipment)	2,933	183,899
LivePerson, Inc.* (Computers)	6,704	112,426
Liz Claiborne, Inc.* (Retail)	7,123	95,163
LogMeIn, Inc.* (Telecommunications)	2,933	103,330
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,257	48,922
LTC Properties, Inc. (REIT)	2,095	67,040
Lufkin Industries, Inc. (Oil & Gas Services)	4,609	371,716
Lumber Liquidators Holdings, Inc.* (Retail)	2,514	63,127
Magellan Health Services, Inc.* (Healthcare - Services)	3,771	184,062
Maidenform Brands, Inc.* (Apparel)	1,676	37,727
Manhattan Associates, Inc.* (Computers)	2,933	139,405
MAXIMUS, Inc. (Commercial Services)	4,609	187,448
Measurement Specialties, Inc.* (Electronics)	1,257	42,361
Medidata Solutions, Inc.* (Software)	2,933	78,135
Medifast, Inc.* (Commercial Services)	2,095	36,579
Mercury Computer Systems, Inc.* (Computers)	2,514	33,310
Meridian Bioscience, Inc. (Healthcare - Products)	3,352	64,962
Merit Medical Systems, Inc.* (Healthcare - Products)	3,352	41,632
Micrel, Inc. (Semiconductors)	4,190	42,989
Microsemi Corp.* (Semiconductors)	8,799	188,651
MicroStrategy, Inc. - Class A* (Software)	1,257	175,980
Mid-America Apartment Communities, Inc. (REIT)	5,866	393,198
Midas, Inc.* (Commercial Services)	838	9,620
MKS Instruments, Inc. (Semiconductors)	4,609	136,104
Momenta Pharmaceuticals, Inc.* (Biotechnology)	6,285	96,286
Monolithic Power Systems, Inc.* (Semiconductors)	2,514	49,450
Monotype Imaging Holdings, Inc.* (Software)	2,514	37,459
Monro Muffler Brake, Inc. (Commercial Services)	4,190	173,843
Moog, Inc. - Class A* (Aerospace/Defense)	4,190	179,709
MTS Systems Corp. (Computers)	2,095	111,224
Multimedia Games Holding Co., Inc.* (Entertainment)	1,257	13,777
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,676	147,488
Nanometrics, Inc.* (Semiconductors)	1,676	31,023
National Presto Industries, Inc. (Aerospace/Defense)	838	63,571
NCI Building Systems, Inc.* (Building Materials)	838	9,645
Neogen Corp.* (Pharmaceuticals)	3,352	130,963
NETGEAR, Inc.* (Telecommunications)	5,028	192,070
NetScout Systems, Inc.* (Computers)	4,609	93,747
Neutral Tandem, Inc.* (Telecommunications)	2,933	35,753
New Jersey Resources Corp. (Gas)	2,933	130,724
Nolan Co.* (Media)	4,190	38,171
Northwest Natural Gas Co. (Gas)	2,095	95,113
NorthWestern Corp. (Electric)	2,514	89,146
NuVasive, Inc.* (Healthcare - Products)	5,866	98,783
Old Dominion Freight Line, Inc.* (Transportation)	4,609	219,711
Omnicell, Inc.* (Software)	1,676	25,492
Oplink Communications, Inc.* (Telecommunications)	1,676	28,660
OPNET Technologies, Inc. (Software)	2,095	60,755
Oritani Financial Corp. (Savings & Loans)	4,609	67,660
OSI Systems, Inc.* (Electronics)	2,933	179,793
Oxford Industries, Inc. (Apparel)	838	42,587
OYO Geospace Corp.* (Oil & Gas Services)	838	88,267
P.F. Chang’s China Bistro, Inc. (Retail)	1,676	66,236
PacWest Bancorp (Banks)	1,676	40,727
Papa John’s International, Inc.* (Retail)	2,514	94,677
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,771	146,051
PAREXEL International Corp.* (Commercial Services)	3,771	101,704
Park Electrochemical Corp. (Electronics)	1,257	37,999
Peet’s Coffee & Tea, Inc.* (Beverages)	1,676	123,521
Petroleum Development* (Oil & Gas)	1,257	46,622
Piedmont Natural Gas Co., Inc. (Gas)	4,609	143,202
Pioneer Drilling Co.* (Oil & Gas)	3,771	33,185
Pool Corp. (Distribution/Wholesale)	2,933	109,753
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,514	180,304
Post Properties, Inc. (REIT)	4,190	196,343
Power Integrations, Inc. (Semiconductors)	3,771	139,980
ProAssurance Corp. (Insurance)	4,190	369,181
Progress Software Corp.* (Software)	4,190	98,968
PS Business Parks, Inc. (REIT)	2,514	164,768
PSS World Medical, Inc.* (Healthcare - Products)	4,609	116,792
Quaker Chemical Corp. (Chemicals)	1,257	49,589
Quality Systems, Inc. (Software)	5,447	238,197
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	8,799	331,018
RLI Corp. (Insurance)	2,514	180,103
Robbins & Myers, Inc. (Machinery - Diversified)	4,609	239,898
Rofin-Sinar Technologies, Inc.* (Electronics)	2,095	55,245
Rogers Corp.* (Electronics)	1,257	48,709
Rubicon Technology, Inc.* (Semiconductors)	2,514	26,221
Rue21, Inc.* (Retail)	2,095	61,467

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	8,380	$439,950
Sanderson Farms, Inc. (Food)	2,514	133,317
Saul Centers, Inc. (REIT)	1,257	50,733
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	5,028	10,961
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,095	144,681
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,933	280,923
Select Comfort Corp.* (Home Furnishings)	3,352	108,571
Shuffle Master, Inc.* (Entertainment)	3,352	58,995
Simpson Manufacturing Co., Inc. (Building Materials)	2,514	81,076
Smith Corp. (Miscellaneous Manufacturing)	2,095	94,170
Snyders-Lance, Inc. (Food)	2,933	75,818
Sourcefire, Inc.* (Internet)	4,190	201,665
South Jersey Industries, Inc. (Gas)	4,190	209,668
Southwest Gas Corp. (Gas)	2,933	125,356
Sovran Self Storage, Inc. (REIT)	2,095	104,394
Stamps.com, Inc.* (Internet)	1,676	46,727
Standard Microsystems Corp.* (Semiconductors)	1,257	32,519
Stepan Co. (Chemicals)	838	73,576
Steven Madden, Ltd.* (Apparel)	5,447	232,859
Stifel Financial Corp.* (Diversified Financial Services)	4,190	158,550
STR Holdings, Inc.* (Miscellaneous Manufacturing)	3,771	18,252
Stratasys, Inc.* (Computers)	2,095	76,509
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,514	123,437
Supertex, Inc.* (Semiconductors)	838	15,143
SurModics, Inc.* (Healthcare - Products)	838	12,880
Synaptics, Inc.* (Computers)	4,609	168,275
Synchronoss Technologies, Inc.* (Software)	3,771	120,370
Taleo Corp. - Class A* (Software)	5,866	269,425
Tanger Factory Outlet Centers, Inc. (REIT)	7,542	224,224
Teledyne Technologies, Inc.* (Aerospace/Defense)	5,028	317,015
TeleTech Holdings, Inc.* (Commercial Services)	1,257	20,238
Tennant Co. (Machinery - Diversified)	1,676	73,744
Tessera Technologies, Inc.* (Semiconductors)	4,609	79,505
Tetra Tech, Inc.* (Environmental Control)	5,028	132,538
Texas Capital Bancshares, Inc.* (Banks)	2,095	72,529
Texas Roadhouse, Inc. (Retail)	5,028	83,666
The Buckle, Inc. (Retail)	3,771	180,631
The Cato Corp. - Class A (Retail)	2,514	69,487
The Children’s Place Retail Stores, Inc.* (Retail)	3,352	173,198
The Ensign Group, Inc. (Healthcare - Services)	2,095	56,900
The Finish Line, Inc. - Class A (Retail)	3,771	80,021
The Hain Celestial Group, Inc.* (Food)	3,771	165,207
The Medicines Co.* (Biotechnology)	7,542	151,368
The Navigators Group, Inc.* (Insurance)	838	39,587
The Ryland Group, Inc. (Home Builders)	2,933	56,548
Tompkins Financial Corp. (Banks)	838	33,570
Toro Co. (Housewares)	4,190	297,951
TreeHouse Foods, Inc.* (Food)	5,028	299,166
TriQuint Semiconductor, Inc.* (Semiconductors)	13,408	92,448
True Religion Apparel, Inc.* (Apparel)	3,352	91,845
Tyler Technologies, Inc.* (Software)	3,352	128,750
UIL Holdings Corp. (Electric)	2,514	87,387
Ultratech Stepper, Inc.* (Semiconductors)	2,514	72,856
UMB Financial Corp. (Banks)	2,933	131,208
UniFirst Corp. (Textiles)	1,676	103,158
Unisource Energy Corp. (Electric)	3,352	122,583
United Natural Foods, Inc.* (Food)	4,190	195,505
Universal Health Realty Income Trust (REIT)	1,257	49,815
Universal Technical Institute, Inc. (Commercial Services)	1,676	22,106
Urstadt Biddle Properties - Class A (REIT)	1,676	33,084
Veeco Instruments, Inc.* (Semiconductors)	5,447	155,784
ViaSat, Inc.* (Telecommunications)	5,866	282,800
Vicor Corp. (Electrical Components & Equipment)	1,257	10,056
ViewPoint Financial Group, Inc. (Savings & Loans)	3,352	51,554
ViroPharma, Inc.* (Pharmaceuticals)	9,637	289,785
Virtus Investment Partners, Inc.* (Diversified Financial Services)	838	71,884
Virtusa Corp.* (Computers)	1,257	21,708
Vitamin Shoppe, Inc.* (Retail)	4,190	185,240
Volterra Semiconductor Corp.* (Semiconductors)	3,352	115,359
Watts Water Technologies, Inc. - Class A (Electronics)	2,095	85,371
WD-40 Co. (Household Products/Wares)	2,095	95,008
Websense, Inc.* (Internet)	5,028	106,041
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,933	124,740
Wolverine World Wide, Inc. (Apparel)	6,704	249,255
World Acceptance Corp.* (Diversified Financial Services)	2,095	128,319
Zoll Medical Corp.* (Healthcare - Products)	2,933	271,684
Zumiez, Inc.* (Retail)	2,095	75,650
TOTAL COMMON STOCKS (Cost $24,761,756)		35,248,851

See accompanying notes to schedules of portfolio investments.

TOTAL INVESTMENT SECURITIES (Cost $24,761,756) — 94.9%	35,248,851
Net other assets (liabilities) — 5.1%	1,908,798

NET ASSETS — 100.0%	$37,157,649

*                                         Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$797,872	2.1%
Airlines	114,177	0.3%
Apparel	874,491	2.4%
Banks	693,410	1.9%
Beverages	257,756	0.7%
Biotechnology	726,940	2.0%
Building Materials	188,901	0.5%
Chemicals	487,023	1.3%
Coal	33,373	0.1%
Commercial Services	1,680,342	4.5%
Computers	1,218,883	3.3%
Cosmetics/Personal Care	19,722	0.1%
Distribution/Wholesale	257,241	0.7%
Diversified Financial Services	770,734	2.1%
Electric	608,322	1.6%
Electrical Components & Equipment	289,261	0.8%
Electronics	1,409,386	3.8%
Energy - Alternate Sources	14,011	NM
Engineering & Construction	81,320	0.2%
Entertainment	72,772	0.2%
Environmental Control	316,245	0.9%
Food	1,116,847	3.0%
Forest Products & Paper	522,720	1.4%
Gas	704,063	1.9%
Hand/Machine Tools	123,362	0.3%
Healthcare - Products	1,624,450	4.4%
Healthcare - Services	821,540	2.2%
Home Builders	56,548	0.2%
Home Furnishings	171,882	0.5%
Household Products/Wares	211,863	0.6%
Housewares	297,951	0.8%
Insurance	710,745	1.9%
Internet	866,426	2.3%
Leisure Time	140,847	0.4%
Machinery - Diversified	934,860	2.5%
Media	38,171	0.1%
Metal Fabricate/Hardware	150,266	0.4%
Mining	61,782	0.2%
Miscellaneous Manufacturing	419,800	1.1%
Oil & Gas	535,917	1.4%
Oil & Gas Services	903,511	2.4%
Pharmaceuticals	1,501,743	4.0%
REIT	2,332,712	6.3%
Retail	3,737,045	10.0%
Savings & Loans	119,214	0.3%
Semiconductors	2,408,701	6.5%
Software	2,344,367	6.3%
Telecommunications	706,586	1.9%
Textiles	103,158	0.3%
Transportation	578,736	1.6%
Water	90,856	0.2%
Other**	1,908,798	5.1%
Total	$37,157,649	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
AU Optronics Corp.ADR (Electronics)	173,264	$790,084
Baidu, Inc.ADR* (Internet)	14,807	2,158,416
BHP Billiton, Ltd.ADR (Mining)	36,465	2,640,066
China Life Insurance Co., Ltd.ADR (Insurance)	52,598	2,044,484
China Mobile, Ltd.ADR (Telecommunications)	44,200	2,434,536
China Unicom, Ltd.ADR (Telecommunications)	115,141	1,934,369
CNOOC, Ltd.ADR (Oil & Gas)	11,713	2,392,849
Ctrip.com International, Ltd.ADR* (Internet)	35,360	765,190
Focus Media Holding, Ltd.ADR (Advertising)	64,532	1,621,044
HDFC Bank, Ltd.ADR (Banks)	58,565	1,997,067
Home Inns & Hotels Management, Inc.ADR* (Lodging)	46,410	1,183,919
ICICI Bank, Ltd.ADR (Banks)	43,316	1,510,429
Infosys Technologies, Ltd.ADR (Computers)	35,581	2,029,184
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	188,513	292,195
KT Corp.ADR* (Telecommunications)	100,555	1,376,598
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	128,401	513,604
LG. Philips LCD Co., Ltd.ADR* (Electronics)	104,975	1,235,556
Melco Crown Entertainment, Ltd.ADR* (Lodging)	250,172	3,404,841
Mindray Medical International, Ltd.ADR (Healthcare - Products)	57,460	1,894,456
Netease.com, Inc.ADR* (Internet)	39,559	2,298,378
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	58,344	1,602,126
PetroChina Co., Ltd.ADR (Oil & Gas)	20,332	2,857,256
POSCOADR (Iron/Steel)	28,067	2,349,208
SK Telecom Co., Ltd.ADR (Telecommunications)	83,538	1,162,014
Sterlite Industries (India), Ltd.ADR (Mining)	114,257	975,755
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	177,905	544,389
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	184,093	2,812,941
Tata Motors, Ltd.ADR (Auto Manufacturers)	59,891	1,615,260
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	62,985	449,083
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	140,335	508,013

TOTAL COMMON STOCKS (Cost $29,873,256)		49,393,310

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $154,000	$154,000	$154,000

TOTAL REPURCHASE AGREEMENTS (Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES (Cost $30,027,256) — 100.3%		49,547,310
Net other assets (liabilities) — (0.3)%		(137,258)

NET ASSETS — 100.0%		$49,410,052

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$1,621,044	3.3%
Auto Manufacturers	1,615,260	3.3%
Banks	3,507,496	7.1%
Commercial Services	1,602,126	3.2%
Computers	2,029,184	4.1%
Electrical Components & Equipment	1,052,402	2.1%
Electronics	2,025,640	4.1%
Energy - Alternate Sources	1,254,882	2.5%
Healthcare - Products	1,894,456	3.8%
Insurance	2,044,484	4.1%
Internet	5,221,984	10.6%
Iron/Steel	2,349,208	4.8%
Lodging	4,588,760	9.3%
Mining	3,615,821	7.3%
Oil & Gas	5,250,105	10.6%
Semiconductors	2,812,941	5.7%
Telecommunications	6,907,517	14.1%
Other**	16,742	NM
Total	$49,410,052	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2012:

	Value	% of Net Assets
Australia	$2,640,066	5.3%
China	21,125,402	42.7%
Hong Kong	7,773,746	15.7%
India	8,127,695	16.5%
South Korea	6,123,376	12.5%
Taiwan	3,603,025	7.3%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other**	16,742	NM
Total	$49,410,052	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
Anheuser-Busch InBev N.V.ADR (Beverages)	16,016	$1,164,684
ArcelorMittalNYS (Iron/Steel)	29,484	564,029
ARM Holdings PLCADR (Semiconductors)	41,496	1,173,922
ASML Holding N.V.NYS (Semiconductors)	23,296	1,168,061
AstraZeneca PLCADR (Pharmaceuticals)	17,108	761,135
Banco Santander S.A.ADR (Banks)	109,928	843,148
Barclays PLCADR (Banks)	56,420	854,763
BHP Billiton PLCADR (Mining)	24,388	1,496,935
BP PLCADR (Oil & Gas)	27,300	1,228,500
Diageo PLCADR (Beverages)	10,192	983,528
Eni SpAADR (Oil & Gas)	13,832	647,614
Ensco PLCADR (Oil & Gas)	14,560	770,661
GlaxoSmithKline PLCADR (Pharmaceuticals)	21,112	948,140
HSBC Holdings PLCADR (Banks)	34,580	1,535,006
ING Groep N.V.ADR* (Insurance)	48,776	405,816
Koninklijke Phillips Electronics N.V.NYS (Electronics)	28,028	570,370
Nokia, Corp.ADR (Telecommunications)	88,452	485,601
Rio Tinto PLCADR (Mining)	22,932	1,274,790
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	20,384	1,429,530
Sanofi-AventisADR (Pharmaceuticals)	24,752	959,140
SAP AGADR (Software)	21,112	1,474,040
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	8,372	793,247
Siemens AGADR (Miscellaneous Manufacturing)	11,648	1,174,584
Statoil ASAADR (Oil & Gas)	36,764	996,672
Telefonaktiebolaget LM EricssonADR (Telecommunications)	85,176	878,165
Telefonica S.A.ADR (Telecommunications)	55,692	913,906
Tenaris S.A.ADR (Metal Fabricate/Hardware)	19,292	737,533
Total S.A.ADR (Oil & Gas)	21,840	1,116,461
Unilever N.V.NYS (Food)	27,300	929,019
Vodafone Group PLCADR (Telecommunications)	50,232	1,389,919

TOTAL COMMON STOCKS (Cost $22,804,788)		29,668,919

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $168,000	$168,000	$168,000

TOTAL REPURCHASE AGREEMENTS (Cost $168,000)		168,000

TOTAL INVESTMENT SECURITIES (Cost $22,972,788) — 100.6%		29,836,919
Net other assets (liabilities) — (0.6)%		(189,488)

NET ASSETS — 100.0%		$29,647,431

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Banks	$3,232,917	10.9%
Beverages	2,148,212	7.2%
Electronics	570,370	1.9%
Food	929,019	3.1%
Insurance	405,816	1.4%
Iron/Steel	564,029	1.9%
Metal Fabricate/Hardware	737,533	2.5%
Mining	2,771,725	9.3%
Miscellaneous Manufacturing	1,174,584	4.0%
Oil & Gas	6,189,438	20.8%
Pharmaceuticals	3,461,662	11.7%
Semiconductors	2,341,983	7.9%
Software	1,474,040	5.0%
Telecommunications	3,667,591	12.4%
Other**	(21,488)	NM
Total	$29,647,431	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2012:

	Value	% of Net Assets
Belgium	$1,164,684	3.9%
Finland	485,601	1.6%
France	2,075,601	7.0%
Germany	2,648,624	9.0%
Ireland	793,247	2.7%
Italy	647,614	2.2%
Luxembourg	1,301,562	4.4%
Netherlands	4,502,796	15.1%
Norway	996,672	3.4%
Spain	1,757,054	5.9%
Sweden	878,165	3.0%
United Kingdom	12,417,299	41.8%
Other**	(21,488)	NM
Total	$29,647,431	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $7,087,011	$7,087,000	$7,087,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,087,000)		7,087,000

TOTAL INVESTMENT SECURITIES (Cost $7,087,000) — 103.6%		7,087,000
Net other assets (liabilities) — (3.6)%		(244,000)

NET ASSETS — 100.0%		$6,843,000

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $852,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$4,686,773	$(17,346)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	2,161,150	(9,872)
		$(27,218)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (64.3%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	40,848	$1,014,256
AngloGold Ashanti, Ltd.ADR (Mining)	7,992	295,065
Baidu, Inc.ADR* (Internet)	2,886	420,692
Banco Santander Brasil S.A.ADR (Banks)	11,766	107,894
BRF-Brazil Foods S.A.ADR (Food)	14,208	284,302
Cemex S.A.B. de C.V.ADR* (Building Materials)	22,200	172,272
China Life Insurance Co., Ltd.ADR (Insurance)	10,434	405,570
China Mobile, Ltd.ADR (Telecommunications)	22,200	1,222,776
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,552	386,174
China Telecom Corp., Ltd.ADR (Telecommunications)	2,886	158,441
China Unicom, Ltd.ADR (Telecommunications)	9,990	167,832
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	8,214	252,663
CNOOC, Ltd.ADR (Oil & Gas)	3,108	634,933
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	5,106	176,719
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	16,650	157,509
Compania de Minas Buenaventura S.A.ADR (Mining)	3,330	134,232
Ecopetrol S.A.ADR (Oil & Gas)	4,440	271,240
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,220	119,836
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,996	328,751
Gold Fields, Ltd.ADR (Mining)	15,318	212,920
Grupo Televisa S.A.ADR (Media)	11,766	248,027
HDFC Bank, Ltd.ADR (Banks)	11,988	408,791
ICICI Bank, Ltd.ADR (Banks)	8,880	309,646
Infosys Technologies, Ltd.ADR (Computers)	10,212	582,390
KB Financial Group, Inc.ADR (Diversified Financial Services)	7,548	277,012
Korea Electric Power Corp.ADR* (Electric)	11,100	108,003
Mobile TeleSystemsADR (Telecommunications)	10,878	199,503
PetroChina Co., Ltd.ADR (Oil & Gas)	4,440	623,953
Petroleo Brasileiro S.A.ADR (Oil & Gas)	34,854	925,722
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,776	110,449
POSCOADR (Iron/Steel)	5,772	483,116
PT Telekomunikasi IndonesiaADR (Telecommunications)	5,106	155,018
Sasol, Ltd.ADR (Oil & Gas)	10,434	507,510
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	4,662	359,440
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,776	104,198
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	103,008	1,573,962
Tata Motors, Ltd.ADR (Auto Manufacturers)	7,326	197,582
Tim Participacoes S.A.ADR (Telecommunications)	3,774	121,749
Ultrapar Participacoes S.A.ADR (Chemicals)	8,658	187,792
United Microelectronics Corp.ADR (Semiconductors)	54,834	134,343
Vale S.A.ADR (Mining)	27,528	642,228

TOTAL COMMON STOCKS (Cost $13,865,059)		15,184,511

Preferred Stocks (21.7%)
Banco Bradesco S.A.ADR (Banks)	40,626	710,955
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,664	126,860
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	16,872	697,151
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	8,214	195,329
Gerdau S.A.ADR (Iron/Steel)	18,870	181,718
Itau Unibanco Holding S.A.ADR (Banks)	47,286	907,418
Petroleo Brasileiro S.A.ADR (Oil & Gas)	45,066	1,151,887
Telefonica Brasil S.A.ADR (Telecommunications)	6,216	190,396
Vale S.A.ADR (Mining)	43,068	977,213

TOTAL PREFERRED STOCKS (Cost $4,869,542)		5,138,927

	Principal Amount	Value
Repurchase Agreements(a)(b) (18.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $4,319,006	$4,319,000	$4,319,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,319,000)		4,319,000

TOTAL INVESTMENT SECURITIES (Cost $23,053,601) — 104.3%		24,642,438
Net other assets (liabilities) — (4.3)%		(1,021,393)

NET ASSETS — 100.0%		$23,621,045

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $673,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,695,852	$(26,167)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	1,501,196	(51,794)
		$(77,961)

ProFund VP Emerging Markets invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$197,582	0.8%
Banks	2,444,704	10.3%
Beverages	1,202,621	5.1%
Building Materials	172,272	0.7%
Chemicals	291,990	1.2%
Computers	582,390	2.5%
Diversified Financial Services	636,452	2.7%
Electric	423,168	1.8%
Food	411,162	1.7%
Insurance	405,570	1.7%
Internet	420,692	1.8%
Iron/Steel	822,343	3.5%
Media	248,027	1.1%
Mining	2,261,658	9.6%
Oil & Gas	4,501,419	19.1%
Semiconductors	1,708,305	7.2%
Telecommunications	3,593,083	15.2%
Other**	3,297,607	14.0%
Total	$23,621,045	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2012:

	Value	% of Net Assets
Brazil	$7,742,842	32.7%
Chile	224,034	0.9%
China	4,020,371	17.0%
Colombia	271,240	1.1%
India	1,498,409	6.3%
Indonesia	155,018	0.7%
Mexico	1,763,306	7.5%
Peru	134,232	0.6%
Philippines	110,449	0.5%
Russia	199,503	0.8%
South Africa	1,015,495	4.3%
South Korea	1,227,571	5.2%
Taiwan	1,960,968	8.4%
Other**	3,297,607	14.0%
Total	$23,621,045	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (91.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $16,038,024	$16,038,000	$16,038,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,038,000)		16,038,000

TOTAL INVESTMENT SECURITIES (Cost $16,038,000) — 91.9%		16,038,000
Net other assets (liabilities) — 8.1%		1,404,537

NET ASSETS — 100.0%		$17,442,537

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 6/8/12 (Underlying notional amount at value $17,424,900)	342	$1,090,100

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (25.4%)
3M Co. (Miscellaneous Manufacturing)	440	$39,252
Abbott Laboratories (Pharmaceuticals)	1,000	61,290
Abercrombie & Fitch Co. - Class A (Retail)	56	2,778
Accenture PLC - Class A (Computers)	408	26,316
ACE, Ltd. (Insurance)	216	15,811
Adobe Systems, Inc.* (Software)	312	10,705
Advanced Micro Devices, Inc.* (Semiconductors)	376	3,016
Aetna, Inc. (Healthcare - Services)	224	11,236
AFLAC, Inc. (Insurance)	296	13,613
Agilent Technologies, Inc.* (Electronics)	224	9,970
AGL Resources, Inc. (Gas)	72	2,824
Air Products & Chemicals, Inc. (Chemicals)	136	12,485
Airgas, Inc. (Chemicals)	40	3,559
Akamai Technologies, Inc.* (Internet)	112	4,110
Alcoa, Inc. (Mining)	680	6,814
Allegheny Technologies, Inc. (Iron/Steel)	64	2,635
Allergan, Inc. (Pharmaceuticals)	192	18,323
Allstate Corp. (Insurance)	320	10,534
Alpha Natural Resources, Inc.* (Coal)	136	2,069
Altera Corp. (Semiconductors)	208	8,283
Altria Group, Inc. (Agriculture)	1,296	40,008
Amazon.com, Inc.* (Internet)	232	46,982
Ameren Corp. (Electric)	152	4,952
American Electric Power, Inc. (Electric)	304	11,728
American Express Co. (Diversified Financial Services)	648	37,493
American International Group, Inc.* (Insurance)	344	10,606
American Tower Corp. (REIT)	248	15,629
Ameriprise Financial, Inc. (Diversified Financial Services)	144	8,227
AmerisourceBergen Corp. (Pharmaceuticals)	160	6,349
Amgen, Inc. (Biotechnology)	504	34,267
Amphenol Corp. - Class A (Electronics)	104	6,216
Anadarko Petroleum Corp. (Oil & Gas)	320	25,069
Analog Devices, Inc. (Semiconductors)	192	7,757
Aon Corp. (Insurance)	208	10,204
Apache Corp. (Oil & Gas)	240	24,106
Apartment Investment and Management Co. - Class A (REIT)	80	2,113
Apollo Group, Inc. - Class A* (Commercial Services)	72	2,782
Apple Computer, Inc.* (Computers)	592	354,886
Applied Materials, Inc. (Semiconductors)	816	10,151
Archer-Daniels-Midland Co. (Agriculture)	416	13,171
Assurant, Inc. (Insurance)	56	2,268
AT&T, Inc. (Telecommunications)	3,760	117,425
Autodesk, Inc.* (Software)	144	6,094
Automatic Data Processing, Inc. (Commercial Services)	312	17,219
AutoNation, Inc.* (Retail)	32	1,098
AutoZone, Inc.* (Retail)	16	5,949
AvalonBay Communities, Inc. (REIT)	64	9,046
Avery Dennison Corp. (Household Products/Wares)	64	1,928
Avon Products, Inc. (Cosmetics/Personal Care)	272	5,266
Baker Hughes, Inc. (Oil & Gas Services)	280	11,743
Ball Corp. (Packaging & Containers)	96	4,116
Bank of America Corp. (Banks)	6,816	65,229
Bank of New York Mellon Corp. (Banks)	768	18,532
Bard (C.R.), Inc. (Healthcare - Products)	56	5,528
Baxter International, Inc. (Healthcare - Products)	352	21,043
BB&T Corp. (Banks)	440	13,812
Beam, Inc. (Beverages)	96	5,623
Becton, Dickinson & Co. (Healthcare - Products)	136	10,560
Bed Bath & Beyond, Inc.* (Retail)	152	9,997
Bemis Co., Inc. (Packaging & Containers)	64	2,067
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,120	90,888
Best Buy Co., Inc. (Retail)	184	4,357
Big Lots, Inc.* (Retail)	40	1,721
Biogen Idec, Inc.* (Biotechnology)	152	19,147
BlackRock, Inc. (Diversified Financial Services)	64	13,114
BMC Software, Inc.* (Software)	104	4,177
Boeing Co. (Aerospace/Defense)	472	35,103
BorgWarner, Inc.* (Auto Parts & Equipment)	72	6,072
Boston Properties, Inc. (REIT)	96	10,079
Boston Scientific Corp.* (Healthcare - Products)	920	5,502
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	36,180
Broadcom Corp. - Class A (Semiconductors)	312	12,262
Brown-Forman Corp. (Beverages)	64	5,337
C.H. Robinson Worldwide, Inc. (Transportation)	104	6,811
CA, Inc. (Software)	232	6,394
Cablevision Systems Corp. NY - Class A (Media)	136	1,996
Cabot Oil & Gas Corp. (Oil & Gas)	136	4,239
Cameron International Corp.* (Oil & Gas Services)	160	8,453
Campbell Soup Co. (Food)	112	3,791
Capital One Financial Corp. (Banks)	352	19,620
Cardinal Health, Inc. (Pharmaceuticals)	216	9,312
CareFusion Corp.* (Healthcare - Products)	144	3,734
CarMax, Inc.* (Retail)	144	4,990
Carnival Corp. - Class A (Leisure Time)	288	9,239

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	408	$43,460
CBRE Group, Inc. - Class A* (Real Estate)	208	4,152
CBS Corp. - Class B (Media)	416	14,107
Celgene Corp.* (Biotechnology)	280	21,706
CenterPoint Energy, Inc. (Gas)	272	5,364
CenturyLink, Inc. (Telecommunications)	392	15,151
Cerner Corp.* (Software)	96	7,311
CF Industries Holdings, Inc. (Chemicals)	40	7,306
Chesapeake Energy Corp. (Oil & Gas)	424	9,824
Chevron Corp. (Oil & Gas)	1,256	134,693
Chipotle Mexican Grill, Inc.* (Retail)	16	6,688
CIGNA Corp. (Healthcare - Services)	184	9,062
Cincinnati Financial Corp. (Insurance)	104	3,589
Cintas Corp. (Textiles)	72	2,817
Cisco Systems, Inc. (Telecommunications)	3,416	72,248
Citigroup, Inc. (Banks)	1,856	67,837
Citrix Systems, Inc.* (Software)	120	9,469
Cliffs Natural Resources, Inc. (Iron/Steel)	88	6,095
Clorox Co. (Household Products/Wares)	80	5,500
CME Group, Inc. (Diversified Financial Services)	40	11,573
CMS Energy Corp. (Electric)	160	3,520
Coach, Inc. (Apparel)	184	14,220
Coca-Cola Co. (Beverages)	1,440	106,574
Coca-Cola Enterprises, Inc. (Beverages)	192	5,491
Cognizant Technology Solutions Corp.* (Computers)	192	14,774
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	29,725
Comcast Corp. - Class A (Media)	1,712	51,377
Comerica, Inc. (Banks)	128	4,142
Computer Sciences Corp. (Computers)	96	2,874
ConAgra Foods, Inc. (Food)	264	6,933
ConocoPhillips (Oil & Gas)	816	62,024
CONSOL Energy, Inc. (Coal)	144	4,910
Consolidated Edison, Inc. (Electric)	184	10,749
Constellation Brands, Inc.* (Beverages)	112	2,642
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	104	6,651
Corning, Inc. (Telecommunications)	968	13,629
Costco Wholesale Corp. (Retail)	280	25,424
Coventry Health Care, Inc. (Healthcare - Services)	88	3,130
Covidien PLC (Healthcare - Products)	304	16,623
Crown Castle International Corp.* (Telecommunications)	160	8,534
CSX Corp. (Transportation)	664	14,289
Cummins, Inc. (Machinery - Diversified)	120	14,405
CVS Caremark Corp. (Retail)	824	36,915
D.R. Horton, Inc. (Home Builders)	176	2,670
Danaher Corp. (Miscellaneous Manufacturing)	360	20,160
Darden Restaurants, Inc. (Retail)	80	4,093
DaVita, Inc.* (Healthcare - Services)	56	5,050
Dean Foods Co.* (Food)	120	1,453
Deere & Co. (Machinery - Diversified)	256	20,710
Dell, Inc.* (Computers)	968	16,069
Denbury Resources, Inc.* (Oil & Gas)	248	4,521
DENTSPLY International, Inc. (Healthcare - Products)	88	3,531
Devon Energy Corp. (Oil & Gas)	256	18,207
DeVry, Inc. (Commercial Services)	40	1,355
Diamond Offshore Drilling, Inc. (Oil & Gas)	48	3,204
DIRECTV - Class A* (Media)	432	21,315
Discover Financial Services (Diversified Financial Services)	336	11,202
Discovery Communications, Inc. - Class A* (Media)	168	8,501
Dollar Tree, Inc.* (Retail)	72	6,803
Dominion Resources, Inc. (Electric)	360	18,436
Dover Corp. (Miscellaneous Manufacturing)	120	7,553
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,469
DTE Energy Co. (Electric)	104	5,723
Duke Energy Corp. (Electric)	848	17,816
Dun & Bradstreet Corp. (Software)	32	2,711
E*TRADE Financial Corp.* (Diversified Financial Services)	160	1,752
E.I. du Pont de Nemours & Co. (Chemicals)	592	31,317
Eastman Chemical Co. (Chemicals)	88	4,549
Eaton Corp. (Miscellaneous Manufacturing)	216	10,763
eBay, Inc.* (Internet)	728	26,856
Ecolab, Inc. (Chemicals)	184	11,356
Edison International (Electric)	208	8,842
Edwards Lifesciences Corp.* (Healthcare - Products)	72	5,237
El Paso Corp. (Pipelines)	488	14,420
Electronic Arts, Inc.* (Software)	208	3,428
Eli Lilly & Co. (Pharmaceuticals)	648	26,095
EMC Corp.* (Computers)	1,304	38,964
Emerson Electric Co. (Electrical Components & Equipment)	464	24,212
Entergy Corp. (Electric)	112	7,526
EOG Resources, Inc. (Oil & Gas)	168	18,665
EQT Corp. (Oil & Gas)	96	4,628
Equifax, Inc. (Commercial Services)	80	3,541
Equity Residential (REIT)	192	12,023
Exelon Corp. (Electric)	544	21,330
Expedia, Inc. (Internet)	64	2,140
Expeditors International of Washington, Inc. (Transportation)	136	6,325
Express Scripts, Inc.* (Pharmaceuticals)	304	16,471
Exxon Mobil Corp. (Oil & Gas)	2,992	259,496
F5 Networks, Inc.* (Internet)	48	6,478
Family Dollar Stores, Inc. (Retail)	72	4,556
Fastenal Co. (Distribution/Wholesale)	184	9,954
Federated Investors, Inc. - Class B (Diversified Financial Services)	56	1,255

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FedEx Corp. (Transportation)	200	$18,392
Fidelity National Information Services, Inc. (Software)	152	5,034
Fifth Third Bancorp (Banks)	584	8,205
First Horizon National Corp. (Banks)	160	1,664
First Solar, Inc.* (Energy - Alternate Sources)	40	1,002
FirstEnergy Corp. (Electric)	264	12,036
Fiserv, Inc.* (Software)	88	6,106
FLIR Systems, Inc. (Electronics)	96	2,430
Flowserve Corp. (Machinery - Diversified)	32	3,696
Fluor Corp. (Engineering & Construction)	104	6,244
FMC Corp. (Chemicals)	48	5,081
FMC Technologies, Inc.* (Oil & Gas Services)	152	7,664
Ford Motor Co. (Auto Manufacturers)	2,416	30,176
Forest Laboratories, Inc.* (Pharmaceuticals)	168	5,828
Franklin Resources, Inc. (Diversified Financial Services)	88	10,915
Freeport-McMoRan Copper & Gold, Inc. (Mining)	600	22,824
Frontier Communications Corp. (Telecommunications)	632	2,635
GameStop Corp. - Class A (Retail)	88	1,922
Gannett Co., Inc. (Media)	152	2,330
General Dynamics Corp. (Aerospace/Defense)	224	16,437
General Electric Co. (Miscellaneous Manufacturing)	6,720	134,870
General Mills, Inc. (Food)	408	16,096
Genuine Parts Co. (Distribution/Wholesale)	96	6,024
Genworth Financial, Inc. - Class A* (Insurance)	312	2,596
Gilead Sciences, Inc.* (Biotechnology)	480	23,448
Goodrich Corp. (Aerospace/Defense)	80	10,035
Google, Inc. - Class A* (Internet)	160	102,598
H & R Block, Inc. (Commercial Services)	184	3,030
Halliburton Co. (Oil & Gas Services)	584	19,383
Harley-Davidson, Inc. (Leisure Time)	144	7,068
Harman International Industries, Inc. (Home Furnishings)	48	2,247
Harris Corp. (Telecommunications)	72	3,246
Hartford Financial Services Group, Inc. (Insurance)	280	5,902
Hasbro, Inc. (Toys/Games/Hobbies)	72	2,644
HCP, Inc. (REIT)	256	10,102
Health Care REIT, Inc. (REIT)	136	7,475
Heinz (H.J.) Co. (Food)	200	10,710
Helmerich & Payne, Inc. (Oil & Gas)	72	3,884
Hess Corp. (Oil & Gas)	192	11,318
Hewlett-Packard Co. (Computers)	1,256	29,931
Honeywell International, Inc. (Miscellaneous Manufacturing)	496	30,281
Hormel Foods Corp. (Food)	88	2,598
Hospira, Inc.* (Healthcare - Products)	104	3,889
Host Hotels & Resorts, Inc. (REIT)	448	7,356
Hudson City Bancorp, Inc. (Savings & Loans)	336	2,456
Humana, Inc. (Healthcare - Services)	104	9,618
Huntington Bancshares, Inc. (Banks)	552	3,560
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	304	17,364
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	192	7,939
Integrys Energy Group, Inc. (Electric)	48	2,544
Intel Corp. (Semiconductors)	3,168	89,053
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	6,596
International Business Machines Corp. (Computers)	736	153,566
International Flavors & Fragrances, Inc. (Chemicals)	48	2,813
International Game Technology (Entertainment)	192	3,224
International Paper Co. (Forest Products & Paper)	280	9,828
Intuit, Inc. (Software)	184	11,064
Intuitive Surgical, Inc.* (Healthcare - Products)	24	13,002
Invesco, Ltd. (Diversified Financial Services)	280	7,468
Iron Mountain, Inc. (Commercial Services)	112	3,226
J.C. Penney Co., Inc. (Retail)	88	3,118
J.P. Morgan Chase & Co. (Banks)	2,424	111,456
Jabil Circuit, Inc. (Electronics)	120	3,014
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,550
JDS Uniphase Corp.* (Telecommunications)	144	2,087
Johnson & Johnson (Healthcare - Products)	1,744	115,034
Johnson Controls, Inc. (Auto Parts & Equipment)	432	14,031
Joy Global, Inc. (Machinery - Construction & Mining)	64	4,704
Juniper Networks, Inc.* (Telecommunications)	336	7,688
Kellogg Co. (Food)	160	8,581
KeyCorp (Banks)	608	5,168
Kimberly-Clark Corp. (Household Products/Wares)	248	18,325
Kimco Realty Corp. (REIT)	256	4,931
KLA -Tencor Corp. (Semiconductors)	104	5,660
Kohls Corp. (Retail)	160	8,005
Kraft Foods, Inc. (Food)	1,120	42,571
Kroger Co. (Food)	368	8,917
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	4,529
Laboratory Corp. of America Holdings* (Healthcare - Services)	64	5,859
Legg Mason, Inc. (Diversified Financial Services)	80	2,234
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,025
Lennar Corp. - Class A (Home Builders)	104	2,827
Leucadia National Corp. (Holding Companies - Diversified)	128	3,341

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A (Computers)	48	$1,596
Life Technologies Corp.* (Biotechnology)	112	5,468
Lincoln National Corp. (Insurance)	184	4,850
Linear Technology Corp. (Semiconductors)	144	4,853
Lockheed Martin Corp. (Aerospace/Defense)	168	15,096
Loews Corp. (Insurance)	192	7,655
Lorillard, Inc. (Agriculture)	80	10,358
Lowe’s Cos., Inc. (Retail)	784	24,602
LSI Logic Corp.* (Semiconductors)	360	3,125
M&T Bank Corp. (Banks)	80	6,950
Macy’s, Inc. (Retail)	264	10,489
Marathon Oil Corp. (Oil & Gas)	448	14,202
Marathon Petroleum Corp. (Oil & Gas)	224	9,713
Marriott International, Inc. - Class A (Lodging)	168	6,368
Marsh & McLennan Cos., Inc. (Insurance)	344	11,280
Masco Corp. (Building Materials)	224	2,995
MasterCard, Inc. - Class A (Commercial Services)	64	26,915
Mattel, Inc. (Toys/Games/Hobbies)	216	7,271
McCormick & Co., Inc. (Food)	88	4,790
McDonald’s Corp. (Retail)	648	63,569
McGraw-Hill Cos., Inc. (Media)	176	8,531
McKesson Corp. (Pharmaceuticals)	160	14,043
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	128	10,557
MeadWestvaco Corp. (Forest Products & Paper)	112	3,538
Medco Health Solutions, Inc.* (Pharmaceuticals)	248	17,434
Medtronic, Inc. (Healthcare - Products)	664	26,022
Merck & Co., Inc. (Pharmaceuticals)	1,936	74,342
MetLife, Inc. (Insurance)	672	25,099
MetroPCS Communications, Inc.* (Telecommunications)	184	1,660
Microchip Technology, Inc. (Semiconductors)	120	4,464
Micron Technology, Inc.* (Semiconductors)	624	5,054
Microsoft Corp. (Software)	4,744	152,994
Molex, Inc. (Electrical Components & Equipment)	88	2,475
Molson Coors Brewing Co. - Class B (Beverages)	96	4,344
Monsanto Co. (Chemicals)	336	26,799
Moody’s Corp. (Commercial Services)	128	5,389
Morgan Stanley Dean Witter & Co. (Banks)	968	19,012
Motorola Mobility Holdings, Inc.* (Telecommunications)	168	6,592
Motorola Solutions, Inc. (Telecommunications)	184	9,353
Murphy Oil Corp. (Oil & Gas)	120	6,752
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	6,378
Nabors Industries, Ltd.* (Oil & Gas)	184	3,218
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	80	2,072
National Oilwell Varco, Inc. (Oil & Gas Services)	272	21,616
NetApp, Inc.* (Computers)	232	10,387
Netflix, Inc.* (Internet)	32	3,681
Newell Rubbermaid, Inc. (Housewares)	184	3,277
Newfield Exploration Co.* (Oil & Gas)	88	3,052
Newmont Mining Corp. (Mining)	312	15,996
News Corp. - Class A (Media)	1,368	26,936
NextEra Energy, Inc. (Electric)	264	16,125
NIKE, Inc. - Class B (Apparel)	232	25,158
NiSource, Inc. (Gas)	176	4,286
Noble Corp. (Oil & Gas)	160	5,995
Noble Energy, Inc. (Oil & Gas)	112	10,951
Nordstrom, Inc. (Retail)	104	5,795
Norfolk Southern Corp. (Transportation)	208	13,693
Northeast Utilities System (Electric)	112	4,157
Northern Trust Corp. (Banks)	152	7,212
Northrop Grumman Corp. (Aerospace/Defense)	160	9,773
Novellus Systems, Inc.* (Semiconductors)	48	2,396
NRG Energy, Inc.* (Electric)	144	2,256
Nucor Corp. (Iron/Steel)	200	8,590
NVIDIA Corp.* (Semiconductors)	384	5,910
NYSE Euronext (Diversified Financial Services)	160	4,802
O’Reilly Automotive, Inc.* (Retail)	80	7,308
Occidental Petroleum Corp. (Oil & Gas)	512	48,758
Omnicom Group, Inc. (Advertising)	176	8,914
ONEOK, Inc. (Pipelines)	64	5,226
Oracle Corp. (Software)	2,488	72,550
Owens-Illinois, Inc.* (Packaging & Containers)	104	2,427
PACCAR, Inc. (Auto Manufacturers)	224	10,490
Pall Corp. (Miscellaneous Manufacturing)	72	4,293
Parker Hannifin Corp. (Miscellaneous Manufacturing)	96	8,117
Patterson Cos., Inc. (Healthcare - Products)	56	1,870
Paychex, Inc. (Commercial Services)	208	6,446
Peabody Energy Corp. (Coal)	176	5,097
People’s United Financial, Inc. (Savings & Loans)	224	2,966
Pepco Holdings, Inc. (Electric)	144	2,720
PepsiCo, Inc. (Beverages)	1,000	66,350
PerkinElmer, Inc. (Electronics)	72	1,992
Perrigo Co. (Pharmaceuticals)	56	5,785
Pfizer, Inc. (Pharmaceuticals)	4,784	108,405
PG&E Corp. (Electric)	264	11,460
Philip Morris International, Inc. (Agriculture)	1,096	97,117
Pinnacle West Capital Corp. (Electric)	72	3,449
Pioneer Natural Resources Co. (Oil & Gas)	80	8,927
Pitney Bowes, Inc. (Office/Business Equipment)	128	2,250

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	$4,322
PNC Financial Services Group (Banks)	336	21,669
PPG Industries, Inc. (Chemicals)	96	9,197
PPL Corp. (Electric)	368	10,400
Praxair, Inc. (Chemicals)	192	22,011
Precision Castparts Corp. (Metal Fabricate/Hardware)	96	16,598
Priceline.com, Inc.* (Internet)	32	22,960
Principal Financial Group, Inc. (Insurance)	192	5,666
Procter & Gamble Co. (Cosmetics/Personal Care)	1,752	117,752
Progress Energy, Inc. (Electric)	184	9,772
Progressive Corp. (Insurance)	392	9,087
Prologis, Inc. (REIT)	288	10,374
Prudential Financial, Inc. (Insurance)	296	18,763
Public Service Enterprise Group, Inc. (Electric)	320	9,795
Public Storage, Inc. (REIT)	88	12,159
PulteGroup, Inc.* (Home Builders)	216	1,912
QEP Resources, Inc. (Oil & Gas)	112	3,416
Qualcomm, Inc. (Telecommunications)	1,072	72,917
Quanta Services, Inc.* (Commercial Services)	136	2,842
Quest Diagnostics, Inc. (Healthcare - Services)	104	6,360
R.R. Donnelley & Sons Co. (Commercial Services)	112	1,388
Ralph Lauren Corp. (Apparel)	40	6,973
Range Resources Corp. (Oil & Gas)	104	6,047
Raytheon Co. (Aerospace/Defense)	216	11,400
Red Hat, Inc.* (Software)	120	7,187
Regions Financial Corp. (Banks)	896	5,905
Republic Services, Inc. (Environmental Control)	200	6,112
Reynolds American, Inc. (Agriculture)	216	8,951
Robert Half International, Inc. (Commercial Services)	88	2,666
Rockwell Automation, Inc. (Machinery - Diversified)	88	7,014
Rockwell Collins, Inc. (Aerospace/Defense)	96	5,526
Roper Industries, Inc. (Machinery - Diversified)	64	6,346
Ross Stores, Inc. (Retail)	144	8,366
Rowan Cos., Inc.* (Oil & Gas)	80	2,634
Ryder System, Inc. (Transportation)	32	1,690
Safeway, Inc. (Food)	168	3,395
SAIC, Inc.* (Commercial Services)	176	2,323
Salesforce.com, Inc.* (Software)	88	13,597
SanDisk Corp.* (Computers)	152	7,538
Sara Lee Corp. (Food)	376	8,095
SCANA Corp. (Electric)	72	3,284
Schlumberger, Ltd. (Oil & Gas Services)	848	59,301
Scripps Networks Interactive - Class A (Media)	64	3,116
Sealed Air Corp. (Packaging & Containers)	120	2,317
Sears Holdings Corp.* (Retail)	24	1,590
Sempra Energy (Gas)	152	9,114
Sherwin-Williams Co. (Chemicals)	56	6,086
Sigma-Aldrich Corp. (Chemicals)	80	5,845
Simon Property Group, Inc. (REIT)	192	27,971
SLM Corp. (Diversified Financial Services)	320	5,043
Snap-on, Inc. (Hand/Machine Tools)	40	2,439
Southern Co. (Electric)	552	24,801
Southwest Airlines Co. (Airlines)	488	4,021
Southwestern Energy Co.* (Oil & Gas)	224	6,854
Spectra Energy Corp. (Pipelines)	416	13,125
Sprint Nextel Corp.* (Telecommunications)	1,904	5,426
St. Jude Medical, Inc. (Healthcare - Products)	200	8,862
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	8,004
Staples, Inc. (Retail)	440	7,119
Starbucks Corp. (Retail)	480	26,827
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	128	7,220
State Street Corp. (Banks)	312	14,196
Stericycle, Inc.* (Environmental Control)	56	4,684
Stryker Corp. (Healthcare - Products)	208	11,540
Sunoco, Inc. (Oil & Gas)	64	2,442
SunTrust Banks, Inc. (Banks)	336	8,121
SuperValu, Inc. (Food)	136	777
Symantec Corp.* (Internet)	464	8,677
Sysco Corp. (Food)	368	10,988
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	10,448
Target Corp. (Retail)	424	24,707
TE Connectivity, Ltd. (Electronics)	272	9,996
TECO Energy, Inc. (Electric)	136	2,387
Tenet Healthcare Corp.* (Healthcare - Services)	264	1,402
Teradata Corp.* (Computers)	104	7,088
Teradyne, Inc.* (Semiconductors)	120	2,027
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,362
Texas Instruments, Inc. (Semiconductors)	728	24,468
Textron, Inc. (Miscellaneous Manufacturing)	176	4,898
The AES Corp.* (Electric)	408	5,333
The Charles Schwab Corp. (Diversified Financial Services)	688	9,887
The Chubb Corp. (Insurance)	176	12,163
The Dow Chemical Co. (Chemicals)	752	26,049
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	144	8,919
The Gap, Inc. (Retail)	208	5,437
The Goldman Sachs Group, Inc. (Banks)	312	38,803
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	1,705
The Hershey Co. (Food)	96	5,888
The Home Depot, Inc. (Retail)	976	49,103
The Interpublic Group of Cos., Inc. (Advertising)	280	3,195
The JM Smucker Co. - Class A (Food)	72	5,858
The Limited, Inc. (Retail)	160	7,680

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Mosaic Co. (Chemicals)	192	$10,616
The Travelers Cos., Inc. (Insurance)	248	14,682
The Williams Cos., Inc. (Pipelines)	376	11,585
Thermo Fisher Scientific, Inc. (Electronics)	232	13,080
Tiffany & Co. (Retail)	80	5,530
Time Warner Cable, Inc. (Media)	200	16,300
Time Warner, Inc. (Media)	616	23,254
Titanium Metals Corp. (Mining)	56	759
TJX Cos., Inc. (Retail)	480	19,061
Torchmark Corp. (Insurance)	64	3,190
Total System Services, Inc. (Commercial Services)	104	2,399
TripAdvisor, Inc.* (Internet)	64	2,283
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	16,629
Tyson Foods, Inc. - Class A (Food)	184	3,524
U.S. Bancorp (Banks)	1,216	38,523
Union Pacific Corp. (Transportation)	304	32,674
United Parcel Service, Inc. - Class B (Transportation)	608	49,078
United States Steel Corp. (Iron/Steel)	88	2,585
United Technologies Corp. (Aerospace/Defense)	576	47,773
UnitedHealth Group, Inc. (Healthcare - Services)	664	39,136
UnumProvident Corp. (Insurance)	184	4,504
Urban Outfitters, Inc.* (Retail)	72	2,096
V.F. Corp. (Apparel)	56	8,175
Valero Energy Corp. (Oil & Gas)	352	9,071
Varian Medical Systems, Inc.* (Healthcare - Products)	72	4,965
Ventas, Inc. (REIT)	184	10,506
VeriSign, Inc. (Internet)	104	3,987
Verizon Communications, Inc. (Telecommunications)	1,800	68,814
Viacom, Inc. - Class B (Media)	344	16,326
Visa, Inc. - Class A (Commercial Services)	312	36,816
Vornado Realty Trust (REIT)	120	10,104
Vulcan Materials Co. (Mining)	80	3,418
W.W. Grainger, Inc. (Distribution/Wholesale)	40	8,592
Wal-Mart Stores, Inc. (Retail)	1,112	68,054
Walgreen Co. (Retail)	552	18,486
Walt Disney Co. (Media)	1,136	49,734
Washington Post Co. - Class B (Media)	8	2,989
Waste Management, Inc. (Environmental Control)	296	10,348
Waters Corp.* (Electronics)	56	5,189
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	5,365
WellPoint, Inc. (Healthcare - Services)	216	15,941
Wells Fargo & Co. (Banks)	3,344	114,164
Western Digital Corp.* (Computers)	152	6,291
Western Union Co. (Commercial Services)	392	6,899
Weyerhaeuser Co. (REIT)	344	7,540
Whirlpool Corp. (Home Furnishings)	48	3,689
Whole Foods Market, Inc. (Food)	104	8,653
Windstream Corp. (Telecommunications)	376	4,403
Wisconsin Energy Corp. (Electric)	144	5,066
WPX Energy, Inc.* (Oil & Gas)	128	2,305
Wyndham Worldwide Corp. (Lodging)	96	4,465
Wynn Resorts, Ltd. (Lodging)	48	5,994
Xcel Energy, Inc. (Electric)	312	8,259
Xerox Corp. (Office/Business Equipment)	848	6,852
Xilinx, Inc. (Semiconductors)	168	6,120
XL Group PLC (Insurance)	200	4,338
Xylem, Inc. (Machinery - Diversified)	120	3,330
Yahoo!, Inc.* (Internet)	768	11,689
YUM! Brands, Inc. (Retail)	296	21,069
Zimmer Holdings, Inc.* (Healthcare - Products)	112	7,199
Zions Bancorp (Banks)	120	2,575

TOTAL COMMON STOCKS (Cost $5,793,624)		8,080,933

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	1	10

TOTAL RIGHTS/WARRANTS (Cost $16)		10

	Principal Amount	Value
Repurchase Agreements(a)(b) (66.2%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $21,084,044	$21,084,000	$21,084,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,084,000)		21,084,000

TOTAL INVESTMENT SECURITIES (Cost $26,877,640) — 91.6%		29,164,943
Net other assets (liabilities) — 8.4%		2,669,846

NET ASSETS — 100.0%		$31,834,789

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $6,439,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $5,049,900)	72	$99,797

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$22,482,445	$(45,566)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	28,267,301	(35,403)
		$(80,969)

ProFund VP UltraBull invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$12,109	NM
Aerospace/Defense	155,672	0.5%
Agriculture	169,605	0.5%
Airlines	4,021	NM
Apparel	54,526	0.2%
Auto Manufacturers	40,666	0.1%
Auto Parts & Equipment	21,808	0.1%
Banks	596,355	1.8%
Beverages	201,830	0.6%
Biotechnology	104,036	0.3%
Building Materials	2,995	NM
Chemicals	185,069	0.6%
Coal	12,076	NM
Commercial Services	125,236	0.4%
Computers	670,280	2.1%
Cosmetics/Personal Care	161,662	0.5%
Distribution/Wholesale	24,570	0.1%
Diversified Financial Services	144,081	0.5%
Electric	244,466	0.8%
Electrical Components & Equipment	26,687	0.1%
Electronics	51,887	0.2%
Energy - Alternate Sources	1,002	NM
Engineering & Construction	9,794	NM
Entertainment	3,224	NM
Environmental Control	21,144	0.1%
Food	153,618	0.5%
Forest Products & Paper	17,688	0.1%
Gas	21,588	0.1%
Hand/Machine Tools	10,443	NM
Healthcare - Products	264,141	0.8%
Healthcare - Services	106,794	0.3%
Holding Companies - Diversified	3,341	NM
Home Builders	7,409	NM
Home Furnishings	5,936	NM
Household Products/Wares	25,753	0.1%
Housewares	3,277	NM
Insurance	287,298	0.9%
Internet	242,441	0.8%
Iron/Steel	19,905	0.1%
Leisure Time	16,307	0.1%
Lodging	24,047	0.1%
Machinery - Construction & Mining	48,164	0.2%
Machinery - Diversified	55,501	0.2%
Media	246,812	0.8%
Metal Fabricate/Hardware	16,598	0.1%
Mining	49,811	0.2%
Miscellaneous Manufacturing	310,795	1.0%
Office/Business Equipment	9,102	NM
Oil & Gas	730,577	2.3%
Oil & Gas Services	128,160	0.4%
Packaging & Containers	10,927	NM
Pharmaceuticals	422,157	1.3%
Pipelines	44,356	0.1%
REIT	157,408	0.5%
Real Estate	4,152	NM
Retail	505,302	1.6%
Savings & Loans	5,422	NM
Semiconductors	194,599	0.6%
Software	318,821	1.0%
Telecommunications	411,808	1.3%
Textiles	2,817	NM
Toys/Games/Hobbies	9,915	NM
Transportation	142,952	0.4%
Other**	23,753,846	74.6%
Total	$31,834,789	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (41.8%)
Aaron’s, Inc. (Commercial Services)	700	$18,130
ACI Worldwide, Inc.* (Software)	350	14,095
Acuity Brands, Inc. (Electrical Components & Equipment)	350	21,990
Acxiom Corp.* (Software)	700	10,276
ADTRAN, Inc. (Telecommunications)	560	17,466
Advance Auto Parts, Inc. (Retail)	700	61,999
Advent Software, Inc.* (Software)	280	7,168
Aecom Technology Corp.* (Engineering & Construction)	1,050	23,488
Aeropostale, Inc.* (Retail)	770	16,647
Affiliated Managers Group, Inc.* (Diversified Financial Services)	490	54,787
AGCO Corp.* (Machinery - Diversified)	910	42,961
Alaska Air Group, Inc.* (Airlines)	700	25,074
Albemarle Corp. (Chemicals)	840	53,693
Alexander & Baldwin, Inc. (Transportation)	350	16,958
Alexandria Real Estate Equities, Inc. (REIT)	560	40,953
Alleghany Corp.* (Insurance)	140	46,074
Alliance Data Systems Corp.* (Commercial Services)	490	61,720
Alliant Energy Corp. (Electric)	980	42,454
Alliant Techsystems, Inc. (Aerospace/Defense)	280	14,034
Allscripts Healthcare Solutions, Inc.* (Software)	1,750	29,050
AMC Networks, Inc. - Class A* (Media)	490	21,869
American Campus Communities, Inc. (REIT)	700	31,304
American Eagle Outfitters, Inc. (Retail)	1,750	30,082
American Financial Group, Inc. (Insurance)	700	27,006
American Greetings Corp. - Class A (Household Products/Wares)	350	5,369
AMERIGROUP Corp.* (Healthcare - Services)	420	28,258
Ametek, Inc. (Electrical Components & Equipment)	1,470	71,310
ANN, Inc.* (Retail)	490	14,034
ANSYS, Inc.* (Software)	840	54,617
AOL, Inc.* (Internet)	840	15,935
Apollo Investment Corp. (Investment Companies)	1,820	13,049
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	34,505
Aqua America, Inc. (Water)	1,260	28,085
Arch Coal, Inc. (Coal)	1,960	20,992
Arrow Electronics, Inc.* (Electronics)	1,050	44,068
Arthur J. Gallagher & Co. (Insurance)	1,050	37,527
Ascena Retail Group, Inc.* (Retail)	630	27,922
Ashland, Inc. (Chemicals)	700	42,742
Aspen Insurance Holdings, Ltd. (Insurance)	630	17,602
Associated Banc-Corp. (Banks)	1,610	22,476
Astoria Financial Corp. (Savings & Loans)	770	7,592
Atmel Corp.* (Semiconductors)	4,130	40,722
Atmos Energy Corp. (Gas)	840	26,426
Atwood Oceanics, Inc.* (Oil & Gas)	490	21,996
Avnet, Inc.* (Electronics)	1,330	48,399
Bally Technologies, Inc.* (Entertainment)	420	19,635
BancorpSouth, Inc. (Banks)	770	10,372
Bank of Hawaii Corp. (Banks)	420	20,307
Barnes & Noble, Inc.* (Retail)	350	4,638
BE Aerospace, Inc.* (Aerospace/Defense)	980	45,541
Bill Barrett Corp.* (Oil & Gas)	420	10,924
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	210	21,775
Black Hills Corp. (Electric)	420	14,083
Bob Evans Farms, Inc. (Retail)	280	10,562
BRE Properties, Inc. - Class A (REIT)	700	35,385
Brinker International, Inc. (Retail)	700	19,285
Broadridge Financial Solutions, Inc. (Software)	1,120	26,779
Brown & Brown, Inc. (Insurance)	1,050	24,969
Cabot Corp. (Chemicals)	560	23,901
Cadence Design Systems, Inc.* (Computers)	2,520	29,837
Camden Property Trust (REIT)	700	46,025
CARBO Ceramics, Inc. (Oil & Gas Services)	210	22,144
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	560	27,955
Carpenter Technology Corp. (Iron/Steel)	420	21,937
Carter’s, Inc.* (Apparel)	490	24,387
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	490	31,228
Cathay Bancorp, Inc. (Banks)	700	12,390
CBOE Holdings, Inc. (Diversified Financial Services)	840	23,873
Charles River Laboratories International, Inc.* (Biotechnology)	420	15,158
Chico’s FAS, Inc. (Retail)	1,540	23,254
Church & Dwight, Inc. (Household Products/Wares)	1,330	65,423
Ciena Corp.* (Telecommunications)	910	14,733
Cimarex Energy Co. (Oil & Gas)	770	58,112
City National Corp. (Banks)	420	22,037
Clarcor, Inc. (Miscellaneous Manufacturing)	490	24,054
Clean Harbors, Inc.* (Environmental Control)	420	28,279
Cleco Corp. (Electric)	560	22,204
Collective Brands, Inc.* (Retail)	560	11,010
Commerce Bancshares, Inc. (Banks)	700	28,364
Commercial Metals Co. (Metal Fabricate/Hardware)	1,050	15,561
Community Health Systems, Inc.* (Healthcare - Services)	840	18,682
Compass Minerals International, Inc. (Mining)	280	20,087
Compuware Corp.* (Software)	1,960	18,012
Con-way, Inc. (Transportation)	490	15,979
Concur Technologies, Inc.* (Software)	420	24,100
Convergys Corp.* (Commercial Services)	1,050	14,018
Copart, Inc.* (Retail)	980	25,549

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CoreLogic, Inc.* (Commercial Services)	980	$15,994
Corn Products International, Inc. (Food)	700	40,355
Corporate Office Properties Trust (REIT)	630	14,622
Corrections Corp. of America* (Commercial Services)	910	24,852
Covance, Inc.* (Healthcare - Services)	560	26,673
Crane Co. (Miscellaneous Manufacturing)	420	20,370
Cree, Inc.* (Semiconductors)	1,050	33,211
Cullen/Frost Bankers, Inc. (Banks)	560	32,586
Cypress Semiconductor Corp. (Semiconductors)	1,400	21,882
Cytec Industries, Inc. (Chemicals)	420	25,532
Deckers Outdoor Corp.* (Apparel)	350	22,067
Deluxe Corp. (Commercial Services)	490	11,476
Dick’s Sporting Goods, Inc. (Retail)	910	43,753
Diebold, Inc. (Computers)	560	21,571
Domtar Corp. (Forest Products & Paper)	350	33,383
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,400	50,022
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	630	11,624
Dresser-Rand Group, Inc.* (Oil & Gas Services)	700	32,473
Dril-Quip, Inc.* (Oil & Gas Services)	350	22,757
DST Systems, Inc. (Computers)	280	15,184
Duke Realty Corp. (REIT)	2,380	34,129
East West Bancorp, Inc. (Banks)	1,330	30,710
Eaton Vance Corp. (Diversified Financial Services)	1,050	30,009
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,050	40,666
Energen Corp. (Oil & Gas)	630	30,964
Energizer Holdings, Inc.* (Electrical Components & Equipment)	630	46,733
Equinix, Inc.* (Internet)	420	66,129
Equity One, Inc. (REIT)	560	11,323
Essex Property Trust, Inc. (REIT)	350	53,028
Esterline Technologies Corp.* (Aerospace/Defense)	280	20,009
Everest Re Group, Ltd. (Insurance)	490	45,335
Exelis, Inc. (Aerospace/Defense)	1,680	21,034
FactSet Research Systems, Inc. (Media)	420	41,597
Fair Isaac Corp. (Software)	350	15,365
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,120	16,464
Federal Realty Investment Trust (REIT)	560	54,202
Fidelity National Title Group, Inc. - Class A (Insurance)	2,030	36,601
First American Financial Corp. (Insurance)	980	16,297
First Niagara Financial Group, Inc. (Savings & Loans)	3,220	31,685
FirstMerit Corp. (Banks)	980	16,523
Flowers Foods, Inc. (Food)	1,050	21,388
Foot Locker, Inc. (Retail)	1,400	43,470
Forest Oil Corp.* (Oil & Gas)	1,050	12,726
Fortune Brands Home & Security, Inc.* (Building Materials)	1,470	32,443
Fossil, Inc.* (Distribution/Wholesale)	490	64,670
FTI Consulting, Inc.* (Commercial Services)	350	13,132
Fulton Financial Corp. (Banks)	1,820	19,110
Gardner Denver, Inc. (Machinery - Diversified)	490	30,880
Gartner Group, Inc.* (Commercial Services)	840	35,818
GATX Corp. (Trucking & Leasing)	420	16,926
Gen-Probe, Inc.* (Healthcare - Products)	420	27,892
General Cable Corp.* (Electrical Components & Equipment)	420	12,214
Gentex Corp. (Electronics)	1,330	32,585
Global Payments, Inc. (Commercial Services)	700	33,229
Graco, Inc. (Machinery - Diversified)	560	29,714
Granite Construction, Inc. (Engineering & Construction)	280	8,047
Great Plains Energy, Inc. (Electric)	1,260	25,540
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,190	55,740
Greenhill & Co., Inc. (Diversified Financial Services)	280	12,219
Greif, Inc. - Class A (Packaging & Containers)	280	15,658
GUESS?, Inc. (Retail)	630	19,687
Hancock Holding Co. (Banks)	770	27,343
Hanesbrands, Inc.* (Apparel)	910	26,881
Hanover Insurance Group, Inc. (Insurance)	420	17,270
Harsco Corp. (Miscellaneous Manufacturing)	770	18,064
Hawaiian Electric Industries, Inc. (Electric)	910	23,068
HCC Insurance Holdings, Inc. (Insurance)	980	30,547
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,310	15,523
Health Net, Inc.* (Healthcare - Services)	770	30,584
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	980	17,444
Henry Schein, Inc.* (Healthcare - Products)	840	63,571
Herman Miller, Inc. (Office Furnishings)	560	12,858
Highwoods Properties, Inc. (REIT)	630	20,992
Hill-Rom Holdings, Inc. (Healthcare - Products)	560	18,710
HMS Holdings Corp.* (Commercial Services)	770	24,032
HNI Corp. (Office Furnishings)	420	11,655
HollyFrontier Corp. (Oil & Gas)	1,890	60,763
Hologic, Inc.* (Healthcare - Products)	2,380	51,289
Home Properties, Inc. (REIT)	420	25,624
Hospitality Properties Trust (REIT)	1,120	29,646
HSN, Inc. (Retail)	350	13,311
Hubbell, Inc. - Class B (Electrical Components & Equipment)	560	44,005

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Huntington Ingalls Industries, Inc.* (Shipbuilding)	420	$16,901
IDACORP, Inc. (Electric)	490	20,149
IDEX Corp. (Machinery - Diversified)	770	32,440
IDEXX Laboratories, Inc.* (Healthcare - Products)	490	42,850
Informatica Corp.* (Software)	980	51,842
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,400	25,984
Integrated Device Technology, Inc.* (Semiconductors)	1,260	9,009
International Bancshares Corp. (Banks)	490	10,364
International Rectifier Corp.* (Semiconductors)	630	14,534
International Speedway Corp. - Class A (Entertainment)	280	7,770
Intersil Corp. - Class A (Semiconductors)	1,190	13,328
Intrepid Potash, Inc.* (Chemicals)	490	11,922
Itron, Inc.* (Electronics)	350	15,894
ITT Corp. (Miscellaneous Manufacturing)	840	19,270
ITT Educational Services, Inc.* (Commercial Services)	210	13,889
J.B. Hunt Transport Services, Inc. (Transportation)	840	45,671
Jack Henry & Associates, Inc. (Computers)	770	26,272
Janus Capital Group, Inc. (Diversified Financial Services)	1,750	15,593
Jefferies Group, Inc. (Diversified Financial Services)	1,400	26,376
JetBlue Airways Corp.* (Airlines)	1,890	9,242
John Wiley & Sons, Inc. (Media)	420	19,988
Jones Lang LaSalle, Inc. (Real Estate)	420	34,990
Kansas City Southern Industries, Inc.* (Transportation)	980	70,256
KB Home (Home Builders)	630	5,607
KBR, Inc. (Engineering & Construction)	1,330	47,281
Kemper Corp. (Insurance)	490	14,837
Kennametal, Inc. (Hand/Machine Tools)	700	31,171
Kirby Corp.* (Transportation)	490	32,237
Korn/Ferry International* (Commercial Services)	420	7,035
Lam Research Corp.* (Semiconductors)	1,120	49,974
Lamar Advertising Co. - Class A* (Advertising)	560	18,150
Lancaster Colony Corp. (Food)	210	13,957
Landstar System, Inc. (Transportation)	420	24,242
Lender Processing Services, Inc. (Commercial Services)	770	20,020
Lennox International, Inc. (Building Materials)	490	19,747
Liberty Property Trust (REIT)	1,050	37,506
Life Time Fitness, Inc.* (Leisure Time)	420	21,239
LifePoint Hospitals, Inc.* (Healthcare - Services)	420	16,565
Lincare Holdings, Inc. (Healthcare - Services)	770	19,928
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	770	34,896
LKQ Corp.* (Distribution/Wholesale)	1,330	41,456
Louisiana-Pacific Corp.* (Building Materials)	1,260	11,781
M.D.C. Holdings, Inc. (Home Builders)	350	9,027
Mack-Cali Realty Corp. (REIT)	770	22,191
Manpower, Inc. (Commercial Services)	700	33,159
ManTech International Corp. - Class A (Software)	210	7,237
Martin Marietta Materials (Building Materials)	420	35,965
Masimo Corp.* (Healthcare - Products)	560	13,093
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	280	8,859
MDU Resources Group, Inc. (Electric)	1,750	39,182
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	560	21,050
Mednax, Inc.* (Healthcare - Services)	420	31,235
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	7,581
Mentor Graphics Corp.* (Computers)	840	12,482
Mercury General Corp. (Insurance)	350	15,309
Meredith Corp. (Media)	350	11,361
Mettler Toledo International, Inc.* (Electronics)	280	51,730
Micros Systems, Inc.* (Computers)	700	38,703
Mine Safety Appliances Co. (Environmental Control)	280	11,502
Minerals Technologies, Inc. (Chemicals)	140	9,157
Mohawk Industries, Inc.* (Textiles)	490	32,590
Monster Beverage Corp.* (Beverages)	1,400	86,926
Monster Worldwide, Inc.* (Commercial Services)	1,120	10,920
MSC Industrial Direct Co. - Class A (Retail)	420	34,978
MSCI, Inc. - Class A* (Software)	1,120	41,227
National Fuel Gas Co. (Gas)	770	37,052
National Instruments Corp. (Electronics)	840	23,957
National Retail Properties, Inc. (REIT)	980	26,646
NCR Corp.* (Computers)	1,470	31,914
NeuStar, Inc.* (Telecommunications)	630	23,467
New York Community Bancorp (Savings & Loans)	3,990	55,501
NewMarket Corp. (Chemicals)	70	13,118
Nordson Corp. (Machinery - Diversified)	490	26,710
Northern Oil and Gas, Inc.* (Oil & Gas)	560	11,614
NSTAR (Electric)	980	47,657
NV Energy, Inc. (Electric)	2,170	34,980
NVR, Inc.* (Home Builders)	70	50,843
Oceaneering International, Inc. (Oil & Gas Services)	980	52,812
Office Depot, Inc.* (Retail)	2,590	8,936

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OGE Energy Corp. (Electric)	910	$48,685
Oil States International, Inc.* (Oil & Gas Services)	490	38,249
Old Republic International Corp. (Insurance)	2,380	25,109
Olin Corp. (Chemicals)	700	15,225
OMEGA Healthcare Investors, Inc. (REIT)	980	20,835
Omnicare, Inc. (Pharmaceuticals)	1,050	37,348
Oshkosh Truck Corp.* (Auto Manufacturers)	840	19,463
Owens & Minor, Inc. (Distribution/Wholesale)	560	17,030
Packaging Corp. of America (Packaging & Containers)	910	26,927
Panera Bread Co. - Class A* (Retail)	280	45,058
Parametric Technology Corp.* (Software)	1,050	29,337
Patriot Coal Corp.* (Coal)	840	5,242
Patterson-UTI Energy, Inc. (Oil & Gas)	1,400	24,206
Pentair, Inc. (Miscellaneous Manufacturing)	910	43,325
PetSmart, Inc. (Retail)	1,050	60,081
Plains Exploration & Production Co.* (Oil & Gas)	1,190	50,753
Plantronics, Inc. (Telecommunications)	420	16,909
PNM Resources, Inc. (Electric)	700	12,810
Polaris Industries, Inc. (Leisure Time)	630	45,454
Polycom, Inc.* (Telecommunications)	1,610	30,703
Post Holdings, Inc.* (Food)	280	9,220
Potlatch Corp. (REIT)	350	10,969
Prosperity Bancshares, Inc. (Banks)	420	19,236
Protective Life Corp. (Insurance)	770	22,807
PVH Corp. (Retail)	630	56,278
QLogic Corp.* (Semiconductors)	910	16,162
Quest Software, Inc.* (Software)	490	11,402
Questar Corp. (Gas)	1,610	31,009
Quicksilver Resources, Inc.* (Oil & Gas)	1,050	5,292
Rackspace Hosting, Inc.* (Internet)	980	56,634
RadioShack Corp. (Retail)	910	5,660
Ralcorp Holdings, Inc.* (Food)	490	36,304
Raymond James Financial Corp. (Diversified Financial Services)	1,050	38,356
Rayonier, Inc. (REIT)	1,120	49,381
Realty Income Corp. (REIT)	1,190	46,089
Regal-Beloit Corp. (Hand/Machine Tools)	350	22,942
Regency Centers Corp. (REIT)	840	37,363
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	700	81,634
Regis Corp. (Retail)	490	9,031
Reinsurance Group of America, Inc. (Insurance)	700	41,629
Reliance Steel & Aluminum Co. (Iron/Steel)	700	39,536
Rent-A-Center, Inc. (Commercial Services)	560	21,140
ResMed, Inc.* (Healthcare - Products)	1,330	41,110
RF Micro Devices, Inc.* (Telecommunications)	2,520	12,550
Riverbed Technology, Inc.* (Computers)	1,470	41,278
Rock-Tenn Co. - Class A (Packaging & Containers)	630	42,563
Rollins, Inc. (Commercial Services)	560	11,917
Rovi Corp.* (Semiconductors)	980	31,899
RPM, Inc. (Chemicals)	1,190	31,166
Ruddick Corp. (Food)	420	16,842
Saks, Inc.* (Retail)	1,400	16,254
Scholastic Corp. (Media)	210	7,409
Scientific Games Corp. - Class A* (Entertainment)	560	6,530
SEI Investments Co. (Commercial Services)	1,330	27,518
Semtech Corp.* (Semiconductors)	560	15,938
Senior Housing Properties Trust (REIT)	1,470	32,413
Sensient Technologies Corp. (Chemicals)	490	18,620
Service Corp. International (Commercial Services)	2,030	22,858
Shaw Group, Inc.* (Engineering & Construction)	560	17,758
Signature Bank* (Banks)	420	26,477
Signet Jewelers, Ltd. (Retail)	770	36,406
Silgan Holdings, Inc. (Packaging & Containers)	420	18,564
Silicon Laboratories, Inc.* (Semiconductors)	420	18,060
Skyworks Solutions, Inc.* (Semiconductors)	1,750	48,387
SL Green Realty Corp. (REIT)	770	59,713
SM Energy Co. (Oil & Gas)	560	39,631
Smithfield Foods, Inc.* (Food)	1,470	32,384
Solera Holdings, Inc. (Software)	630	28,911
Sonoco Products Co. (Packaging & Containers)	910	30,212
Sotheby’s - Class A (Commercial Services)	630	24,784
SPX Corp. (Miscellaneous Manufacturing)	490	37,990
StanCorp Financial Group, Inc. (Insurance)	420	17,195
Steel Dynamics, Inc. (Iron/Steel)	2,030	29,516
STERIS Corp. (Healthcare - Products)	560	17,707
Strayer Education, Inc. (Commercial Services)	70	6,600
Superior Energy Services, Inc.* (Oil & Gas Services)	1,470	38,749
SVB Financial Group* (Banks)	420	27,023
Synopsys, Inc.* (Computers)	1,330	40,778
Synovus Financial Corp. (Banks)	7,210	14,781
Taubman Centers, Inc. (REIT)	560	40,852
TCF Financial Corp. (Banks)	1,470	17,478
Tech Data Corp.* (Electronics)	350	18,991
Techne Corp. (Healthcare - Products)	350	24,535
Teleflex, Inc. (Healthcare - Products)	350	21,402
Telephone & Data Systems, Inc. (Telecommunications)	910	21,066
Tellabs, Inc. (Telecommunications)	3,360	13,608
Terex Corp.* (Machinery - Construction & Mining)	980	22,050

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Brink’s Co. (Miscellaneous Manufacturing)	420	$10,025
The Cheesecake Factory, Inc.* (Retail)	490	14,401
The Cooper Cos., Inc. (Healthcare - Products)	420	34,318
The Corporate Executive Board Co. (Commercial Services)	280	12,043
The Macerich Co. (REIT)	1,190	68,722
The New York Times Co. - Class A* (Media)	1,120	7,605
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	420	22,747
The Timken Co. (Metal Fabricate/Hardware)	770	39,070
The Valspar Corp. (Chemicals)	840	40,564
The Warnaco Group, Inc.* (Apparel)	350	20,440
The Wendy’s Co. (Retail)	2,730	13,677
Thomas & Betts Corp.* (Electronics)	490	35,236
Thor Industries, Inc. (Home Builders)	420	13,255
Thoratec Corp.* (Healthcare - Products)	560	18,878
Tibco Software, Inc.* (Internet)	1,540	46,970
Tidewater, Inc. (Transportation)	490	26,470
Toll Brothers, Inc.* (Home Builders)	1,330	31,907
Tootsie Roll Industries, Inc. (Food)	210	4,818
Towers Watson & Co. - Class A (Commercial Services)	490	32,374
Tractor Supply Co. (Retail)	630	57,053
Trimble Navigation, Ltd.* (Electronics)	1,120	60,950
Trinity Industries, Inc. (Miscellaneous Manufacturing)	700	23,065
Triumph Group, Inc. (Aerospace/Defense)	420	26,317
Trustmark Corp. (Banks)	560	13,989
Tupperware Corp. (Household Products/Wares)	490	31,115
tw telecom, Inc.* (Telecommunications)	1,400	31,024
UDR, Inc. (REIT)	2,030	54,221
UGI Corp. (Gas)	1,050	28,612
Under Armour, Inc. - Class A* (Apparel)	350	32,900
Unit Corp.* (Oil & Gas)	350	14,966
United Rentals, Inc.* (Commercial Services)	560	24,018
United Therapeutics Corp.* (Biotechnology)	490	23,094
Universal Corp. (Agriculture)	210	9,786
Universal Health Services, Inc. - Class B (Healthcare - Services)	910	38,138
URS Corp. (Engineering & Construction)	700	29,764
UTI Worldwide, Inc. (Transportation)	910	15,679
Valassis Communications, Inc.* (Commercial Services)	420	9,660
Valley National Bancorp (Banks)	1,680	21,756
Valmont Industries, Inc. (Metal Fabricate/Hardware)	210	24,656
ValueClick, Inc.* (Internet)	700	13,818
VCA Antech, Inc.* (Pharmaceuticals)	770	17,872
Vectren Corp. (Gas)	770	22,376
VeriFone Systems, Inc.* (Software)	980	50,833
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,890	77,509
Vishay Intertechnology, Inc.* (Electronics)	1,400	17,024
W.R. Berkley Corp. (Insurance)	1,050	37,926
Wabtec Corp. (Machinery - Diversified)	420	31,655
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	770	24,956
Washington Federal, Inc. (Savings & Loans)	980	16,484
Waste Connections, Inc. (Environmental Control)	1,120	36,434
Watsco, Inc. (Distribution/Wholesale)	280	20,731
Webster Financial Corp. (Banks)	700	15,869
Weingarten Realty Investors (REIT)	1,120	29,602
WellCare Health Plans, Inc.* (Healthcare - Services)	420	30,190
Werner Enterprises, Inc. (Transportation)	420	10,441
Westamerica Bancorp (Banks)	280	13,440
Westar Energy, Inc. (Electric)	1,120	31,282
WGL Holdings, Inc. (Gas)	490	19,943
Williams-Sonoma, Inc. (Retail)	910	34,107
WMS Industries, Inc.* (Leisure Time)	490	11,628
Woodward, Inc. (Electronics)	560	23,985
World Fuel Services Corp. (Retail)	630	25,830
Worthington Industries, Inc. (Metal Fabricate/Hardware)	490	9,398
Wright Express Corp.* (Commercial Services)	350	22,655
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	490	20,178

TOTAL COMMON STOCKS (Cost $5,802,115)		10,903,489

	Principal Amount	Value
Repurchase Agreements(a)(b) (69.5%)
Repurchase Agreements with various counterparties, rates 0.00%–0.05%, dated 3/30/12, due 4/2/12, total to be received $18,123,038	$18,123,000	$18,123,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,123,000)		18,123,000

TOTAL INVESTMENT SECURITIES (Cost $23,925,115) — 111.3%		29,026,489
Net other assets (liabilities) — (11.3)%		(2,945,232)

NET ASSETS — 100.0%		$26,081,257

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $5,794,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $3,269,640)	33	$71,892

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$16,998,752	$(154,688)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	20,965,355	(104,075)
		$(258,763)

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$18,150	0.1%
Aerospace/Defense	126,935	0.5%
Agriculture	9,786	NM
Airlines	34,316	0.1%
Apparel	126,675	0.5%
Auto Manufacturers	19,463	0.1%
Banks	422,631	1.6%
Beverages	142,666	0.5%
Biotechnology	219,170	0.8%
Building Materials	99,936	0.4%
Chemicals	285,640	1.1%
Coal	26,234	0.1%
Commercial Services	552,991	2.1%
Computers	258,019	1.0%
Distribution/Wholesale	169,871	0.7%
Diversified Financial Services	226,169	0.9%
Electric	362,094	1.4%
Electrical Components & Equipment	196,252	0.8%
Electronics	372,819	1.4%
Engineering & Construction	126,338	0.5%
Entertainment	45,559	0.2%
Environmental Control	76,215	0.3%
Food	175,268	0.7%
Forest Products & Paper	33,383	0.1%
Gas	165,418	0.6%
Hand/Machine Tools	89,009	0.3%
Healthcare - Products	375,355	1.4%
Healthcare - Services	255,776	1.0%
Home Builders	110,639	0.4%
Household Products/Wares	124,654	0.5%
Insurance	474,040	1.8%
Internet	199,486	0.8%
Investment Companies	13,049	0.1%
Iron/Steel	90,989	0.3%
Leisure Time	78,321	0.3%
Machinery - Construction & Mining	22,050	0.1%
Machinery - Diversified	214,538	0.8%
Media	109,829	0.4%
Metal Fabricate/Hardware	88,685	0.3%
Mining	20,087	0.1%
Miscellaneous Manufacturing	317,504	1.2%
Office Furnishings	24,513	0.1%
Oil & Gas	341,947	1.3%
Oil & Gas Services	224,628	0.9%
Packaging & Containers	133,924	0.5%
Pharmaceuticals	148,164	0.6%
REIT	933,736	3.6%
Real Estate	34,990	0.1%
Retail	782,953	3.0%
Savings & Loans	111,262	0.4%
Semiconductors	337,151	1.3%
Shipbuilding	16,901	0.1%
Software	420,251	1.6%
Telecommunications	181,526	0.7%
Textiles	32,590	0.1%
Transportation	257,933	1.0%
Trucking & Leasing	16,926	0.1%
Water	28,085	0.1%
Other**	15,177,768	58.2%
Total	$26,081,257	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (8.9%)
1st Source Corp. (Banks)	102	$2,496
3D Systems Corp.* (Computers)	102	2,401
A123 Systems, Inc.* (Electrical Components & Equipment)	255	286
AAON, Inc. (Building Materials)	68	1,373
AAR Corp. (Aerospace/Defense)	102	1,862
Abaxis, Inc.* (Healthcare - Products)	68	1,981
ABIOMED, Inc.* (Healthcare - Products)	85	1,886
ABM Industries, Inc. (Commercial Services)	153	3,718
AboveNet, Inc.* (Internet)	68	5,630
Acacia Research Corp.* (Media)	119	4,967
Acadia Realty Trust (REIT)	34	766
Accelrys, Inc.* (Software)	272	2,171
Acco Brands Corp.* (Household Products/Wares)	136	1,688
Accretive Health, Inc.* (Commercial Services)	102	2,037
Accuray, Inc.* (Healthcare - Products)	170	1,200
Accuride Corp.* (Auto Parts & Equipment)	68	591
ACI Worldwide, Inc.* (Software)	119	4,792
Acorda Therapeutics, Inc.* (Biotechnology)	102	2,708
Actuant Corp. - Class A (Miscellaneous Manufacturing)	170	4,928
Acuity Brands, Inc. (Electrical Components & Equipment)	102	6,409
Acxiom Corp.* (Software)	170	2,496
ADTRAN, Inc. (Telecommunications)	136	4,242
Advance America Cash Advance Centers, Inc. (Commercial Services)	170	1,783
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	119	1,561
Advent Software, Inc.* (Software)	85	2,176
Advisory Board Co.* (Commercial Services)	34	3,013
Aegion Corp.* (Engineering & Construction)	102	1,819
Aeroflex Holding Corp.* (Semiconductors)	34	379
Aeropostale, Inc.* (Retail)	204	4,410
Aerovironment, Inc.* (Aerospace/Defense)	34	912
AFC Enterprises, Inc.* (Retail)	85	1,442
Affymetrix, Inc.* (Healthcare - Products)	170	726
Air Methods Corp.* (Healthcare - Services)	34	2,966
Air Transport Services Group, Inc.* (Transportation)	153	886
Aircastle, Ltd. (Trucking & Leasing)	170	2,081
Akorn, Inc.* (Pharmaceuticals)	153	1,790
Alaska Air Group, Inc.* (Airlines)	170	6,089
Alaska Communications Systems Group, Inc. (Telecommunications)	170	524
Albany International Corp. - Class A (Machinery - Diversified)	85	1,951
Align Technology, Inc.* (Healthcare - Products)	153	4,215
Alkermes PLC* (Pharmaceuticals)	238	4,415
Allegiant Travel Co.* (Airlines)	34	1,853
ALLETE, Inc. (Electric)	85	3,527
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	153	1,694
Alterra Capital Holdings, Ltd. (Insurance)	238	5,469
Altra Holdings, Inc.* (Machinery - Diversified)	85	1,632
AMAG Pharmaceuticals, Inc.* (Biotechnology)	68	1,083
AMCOL International Corp. (Mining)	68	2,005
Amedisys, Inc.* (Healthcare - Services)	85	1,229
AMERCO (Trucking & Leasing)	17	1,794
American Assets Trust, Inc. (REIT)	102	2,326
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	187	2,190
American Campus Communities, Inc. (REIT)	136	6,082
American Equity Investment Life Holding Co. (Insurance)	204	2,605
American Greetings Corp. - Class A (Household Products/Wares)	136	2,086
American Public Education, Inc.* (Commercial Services)	51	1,938
American Science & Engineering, Inc. (Electronics)	34	2,280
American States Water Co. (Water)	85	3,072
American Superconductor Corp.* (Electrical Components & Equipment)	119	490
American Vanguard Corp. (Chemicals)	68	1,475
Amerigon, Inc.* (Auto Parts & Equipment)	85	1,375
Amerisafe, Inc.* (Insurance)	85	2,103
Ameristar Casinos, Inc. (Lodging)	85	1,584
Amkor Technology, Inc.* (Semiconductors)	204	1,254
AMN Healthcare Services, Inc.* (Commercial Services)	119	721
AmSurg Corp.* (Healthcare - Services)	102	2,854
AmTrust Financial Services, Inc. (Insurance)	51	1,371
Amyris, Inc.* (Energy - Alternate Sources)	51	264
Analogic Corp. (Electronics)	51	3,445
Ancestry.com, Inc.* (Internet)	85	1,933
AngioDynamics, Inc.* (Healthcare - Products)	85	1,041
Anixter International, Inc.* (Telecommunications)	68	4,932
ANN, Inc.* (Retail)	119	3,408
Anworth Mortgage Asset Corp. (REIT)	544	3,580
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,318

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Apogee Enterprises, Inc. (Building Materials)	102	$1,321
Apollo Investment Corp. (Investment Companies)	527	3,779
Applied Industrial Technologies, Inc. (Machinery - Diversified)	102	4,195
Applied Micro Circuits Corp.* (Semiconductors)	221	1,534
Approach Resources, Inc.* (Oil & Gas)	68	2,513
Arbitron, Inc. (Commercial Services)	68	2,515
Ardea Biosciences, Inc.* (Pharmaceuticals)	51	1,110
Argo Group International Holdings, Ltd. (Insurance)	68	2,031
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	340	5,423
Arkansas Best Corp. (Transportation)	68	1,279
ARMOUR Residential REIT, Inc. (REIT)	119	803
ArQule, Inc.* (Biotechnology)	204	1,430
Arris Group, Inc.* (Telecommunications)	289	3,266
ArthroCare Corp.* (Healthcare - Products)	68	1,826
Artio Global Investors, Inc. (Diversified Financial Services)	68	324
Aruba Networks, Inc.* (Telecommunications)	204	4,545
Asbury Automotive Group, Inc.* (Retail)	68	1,836
Ascena Retail Group, Inc.* (Retail)	153	6,781
Ascent Media Corp. - Class A* (Entertainment)	51	2,412
Ashford Hospitality Trust (REIT)	102	919
Aspen Technology, Inc.* (Software)	204	4,188
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	68	1,129
Associated Estates Realty Corp. (REIT)	187	3,056
Astec Industries, Inc.* (Machinery - Construction & Mining)	85	3,101
Astoria Financial Corp. (Savings & Loans)	238	2,347
athenahealth, Inc.* (Software)	102	7,560
Atlantic Power Corp. (Electric)	187	2,588
Atlantic Tele-Network, Inc. (Telecommunications)	34	1,236
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	3,346
ATMI, Inc.* (Semiconductors)	68	1,584
ATP Oil & Gas Corp.* (Oil & Gas)	136	1,000
Atrion Corp. (Healthcare - Products)	17	3,574
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	119	2,210
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	323	1,105
Aveo Phamaceuticals, Inc.* (Biotechnology)	85	1,055
Avid Technology, Inc.* (Software)	85	935
Avis Budget Group, Inc.* (Commercial Services)	272	3,849
Avista Corp. (Electric)	119	3,044
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,756
B&G Foods, Inc. - Class A (Food)	119	2,679
Badger Meter, Inc. (Electronics)	51	1,733
Balchem Corp. (Chemicals)	102	3,085
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	68	1,435
BancorpSouth, Inc. (Banks)	187	2,519
Bank of the Ozarks, Inc. (Banks)	68	2,126
Barnes & Noble, Inc.* (Retail)	68	901
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	4,025
Basic Energy Services, Inc.* (Oil & Gas Services)	68	1,180
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	119	3,065
Belden, Inc. (Electrical Components & Equipment)	85	3,222
Belo Corp. - Class A (Media)	221	1,585
Benchmark Electronics, Inc.* (Electronics)	187	3,084
Berkshire Hills Bancorp, Inc. (Savings & Loans)	85	1,948
Berry Petroleum Co. - Class A (Oil & Gas)	119	5,608
BGC Partners, Inc. - Class A (Diversified Financial Services)	238	1,759
Bill Barrett Corp.* (Oil & Gas)	119	3,095
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	85	1,998
BioMed Realty Trust, Inc. (REIT)	289	5,485
BJ’s Restaurants, Inc.* (Retail)	51	2,568
Black Box Corp. (Telecommunications)	85	2,168
Black Hills Corp. (Electric)	102	3,420
Blackbaud, Inc. (Software)	119	3,954
BlackRock Kelso Capital Corp. (Investment Companies)	221	2,170
Blount International, Inc.* (Miscellaneous Manufacturing)	136	2,268
Blue Nile, Inc.* (Internet)	34	1,121
Bob Evans Farms, Inc. (Retail)	85	3,206
Boise, Inc. (Forest Products & Paper)	306	2,512
Boston Beer Co., Inc. - Class A* (Beverages)	17	1,815
Boston Private Financial Holdings, Inc. (Banks)	170	1,685
Bottomline Technologies, Inc.* (Software)	85	2,375
Boyd Gaming Corp.* (Lodging)	170	1,333
BPZ Resources, Inc.* (Oil & Gas)	255	1,028
Brady Corp. - Class A (Electronics)	119	3,850
Bravo Brio Restaurant Group, Inc.* (Retail)	51	1,018
Bridgepoint Education, Inc.* (Commercial Services)	51	1,262
Briggs & Stratton Corp. (Machinery - Diversified)	136	2,438
Brightpoint, Inc.* (Distribution/Wholesale)	187	1,505
Bristow Group, Inc. (Transportation)	102	4,868
BroadSoft, Inc.* (Internet)	68	2,601
Brookline Bancorp, Inc. (Savings & Loans)	170	1,593

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc. (Semiconductors)	170	$2,096
Brown Shoe Co., Inc. (Retail)	102	941
Brunswick Corp. (Leisure Time)	221	5,691
Buckeye Technologies, Inc. (Forest Products & Paper)	170	5,775
Buffalo Wild Wings, Inc.* (Retail)	51	4,625
Cabela’s, Inc.* (Retail)	102	3,891
Cabot Microelectronics Corp. (Semiconductors)	51	1,983
CACI International, Inc. - Class A* (Computers)	68	4,236
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	102	377
Cal Dive International, Inc.* (Oil & Gas Services)	255	842
Cal-Maine Foods, Inc. (Food)	34	1,301
Calgon Carbon Corp.* (Environmental Control)	153	2,388
California Water Service Group (Water)	136	2,477
Calix, Inc.* (Telecommunications)	85	725
Callaway Golf Co. (Leisure Time)	170	1,149
Campus Crest Communities, Inc. (REIT)	102	1,189
Cantel Medical Corp. (Healthcare - Products)	51	1,280
Capella Education Co.* (Commercial Services)	51	1,833
Capital Lease Funding, Inc. (REIT)	255	1,028
Capstead Mortgage Corp. (REIT)	272	3,566
Capstone Turbine Corp.* (Electrical Components & Equipment)	765	780
Cardinal Financial Corp. (Banks)	136	1,537
Cardtronics, Inc.* (Commercial Services)	102	2,677
Carrizo Oil & Gas, Inc.* (Oil & Gas)	102	2,883
Carter’s, Inc.* (Apparel)	119	5,923
Cascade Corp. (Machinery - Diversified)	34	1,704
Casey’s General Stores, Inc. (Retail)	85	4,714
Cash America International, Inc. (Retail)	85	4,074
Cass Information Systems, Inc. (Banks)	34	1,358
Cathay Bancorp, Inc. (Banks)	204	3,611
Cavium, Inc.* (Semiconductors)	136	4,208
Cbeyond, Inc.* (Telecommunications)	85	680
CBL & Associates Properties, Inc. (REIT)	357	6,754
CEC Entertainment, Inc. (Retail)	68	2,578
Cell Therapeutics, Inc.* (Biotechnology)	408	530
Centene Corp.* (Healthcare - Services)	136	6,660
Central European Distribution Corp.* (Beverages)	170	869
Central Eurpoean Media Enterprises, Ltd. - Class A* (Media)	85	604
Central Garden & Pet Co. - Class A* (Household Products/Wares)	136	1,310
Central Vermont Public Service Corp. (Electric)	34	1,197
Century Aluminum Co.* (Mining)	153	1,359
Cenveo, Inc.* (Commercial Services)	187	632
Cepheid, Inc.* (Healthcare - Products)	170	7,111
Ceradyne, Inc. (Miscellaneous Manufacturing)	68	2,214
CEVA, Inc.* (Semiconductors)	68	1,544
CH Energy Group, Inc. (Electric)	68	4,538
Charming Shoppes, Inc.* (Retail)	340	2,006
Chart Industries, Inc.* (Machinery - Diversified)	85	6,233
Checkpoint Systems, Inc.* (Electronics)	102	1,151
Chemed Corp. (Commercial Services)	68	4,262
Chemical Financial Corp. (Banks)	221	5,180
Chemtura Corp.* (Chemicals)	255	4,330
Cheniere Energy, Inc.* (Oil & Gas)	187	2,801
Chesapeake Lodging Trust (REIT)	102	1,833
Chesapeake Utilities Corp. (Gas)	34	1,398
Chiquita Brands International, Inc.* (Food)	136	1,195
Churchill Downs, Inc. (Entertainment)	51	2,851
CIBER, Inc.* (Computers)	221	937
Cincinnati Bell, Inc.* (Telecommunications)	561	2,255
Cinemark Holdings, Inc. (Entertainment)	221	4,851
CIRCOR International, Inc. (Metal Fabricate/Hardware)	34	1,131
Cirrus Logic, Inc.* (Semiconductors)	170	4,046
City Holding Co. (Banks)	51	1,771
Clarcor, Inc. (Miscellaneous Manufacturing)	119	5,842
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,350
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	153	3,256
Clean Harbors, Inc.* (Environmental Control)	102	6,868
Clearwater Paper Corp.* (Forest Products & Paper)	68	2,258
Cleco Corp. (Electric)	136	5,392
Cloud Peak Energy, Inc.* (Coal)	170	2,708
CNO Financial Group, Inc.* (Insurance)	595	4,629
Coca-Cola Bottling Co. (Beverages)	17	1,067
Coeur d’Alene Mines Corp.* (Mining)	238	5,650
Cogent Communications Group, Inc.* (Internet)	119	2,271
Cognex Corp. (Machinery - Diversified)	102	4,321
Cohen & Steers, Inc. (Diversified Financial Services)	34	1,085
Coherent, Inc.* (Electronics)	51	2,975
Cohu, Inc. (Semiconductors)	119	1,353
Coinstar, Inc.* (Retail)	85	5,402
Colfax Corp.* (Miscellaneous Manufacturing)	85	2,995
Collective Brands, Inc.* (Retail)	153	3,008
Colonial Properties Trust (REIT)	204	4,433
Colony Financial, Inc. (REIT)	136	2,228
Columbia Banking System, Inc. (Banks)	153	3,485
Columbia Sportswear Co. (Apparel)	34	1,613

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Columbus McKinnon Corp. NY* (Machinery - Diversified)	85	$1,385
Comfort Systems USA, Inc. (Building Materials)	136	1,484
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	102	1,245
Community Bank System, Inc. (Banks)	136	3,914
Community Trust Bancorp, Inc. (Banks)	170	5,452
CommVault Systems, Inc.* (Software)	102	5,063
Compass Diversified Holdings (Holding Companies - Diversified)	136	2,011
Computer Programs & Systems, Inc. (Software)	34	1,922
comScore, Inc.* (Internet)	85	1,818
Comstock Resources, Inc.* (Oil & Gas)	119	1,884
Comtech Telecommunications Corp. (Telecommunications)	85	2,769
Conceptus, Inc.* (Healthcare - Products)	85	1,222
Concur Technologies, Inc.* (Software)	102	5,853
CONMED Corp. (Healthcare - Products)	85	2,539
Consolidated Communications Holdings, Inc. (Telecommunications)	204	4,005
Consolidated Graphics, Inc.* (Commercial Services)	34	1,539
Constant Contact, Inc.* (Internet)	85	2,532
Contango Oil & Gas Co.* (Oil & Gas)	34	2,003
Convergys Corp.* (Commercial Services)	272	3,631
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	2,329
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	34	1,392
Coresite Realty Corp. (REIT)	68	1,604
Corinthian Colleges, Inc.* (Commercial Services)	238	985
CoStar Group, Inc.* (Commercial Services)	68	4,695
Cousins Properties, Inc. (REIT)	187	1,417
Cracker Barrel Old Country Store, Inc. (Retail)	51	2,846
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,717
CreXus Investment Corp. (REIT)	221	2,285
Crocs, Inc.* (Apparel)	221	4,623
Crosstex Energy, Inc. (Pipelines)	119	1,683
CSG Systems International, Inc.* (Software)	102	1,544
CTS Corp. (Electronics)	170	1,788
CubeSmart (REIT)	238	2,832
Cubic Corp. (Aerospace/Defense)	34	1,608
Cubist Pharmaceuticals, Inc.* (Biotechnology)	153	6,617
Curtiss-Wright Corp. (Aerospace/Defense)	85	3,146
CVB Financial Corp. (Banks)	238	2,794
CVR Energy, Inc.* (Oil & Gas)	221	5,912
Cyberonics, Inc.* (Healthcare - Products)	85	3,241
Cymer, Inc.* (Electronics)	68	3,400
CYS Investments, Inc. (REIT)	289	3,783
Daktronics, Inc. (Electronics)	102	907
Dana Holding Corp. (Auto Parts & Equipment)	374	5,797
Darling International, Inc.* (Environmental Control)	289	5,034
DCT Industrial Trust, Inc. (REIT)	714	4,213
DealerTrack Holdings, Inc.* (Internet)	102	3,087
Delphi Financial Group, Inc. - Class A (Insurance)	153	6,850
Deltic Timber Corp. (Forest Products & Paper)	34	2,152
Deluxe Corp. (Commercial Services)	119	2,787
Denny’s Corp.* (Retail)	357	1,442
DepoMed, Inc.* (Pharmaceuticals)	204	1,277
Dexcom, Inc.* (Healthcare - Products)	170	1,773
DFC Global Corp.* (Commercial Services)	119	2,246
Diamond Foods, Inc. (Food)	51	1,164
DiamondRock Hospitality Co. (REIT)	476	4,898
Dice Holdings, Inc.* (Internet)	136	1,269
Digi International, Inc.* (Software)	85	934
Digital Generation, Inc.* (Media)	68	694
Digital River, Inc.* (Internet)	119	2,226
DigitalGlobe, Inc.* (Telecommunications)	85	1,134
Dime Community Bancshares, Inc. (Savings & Loans)	153	2,235
DineEquity, Inc.* (Retail)	34	1,686
Diodes, Inc.* (Semiconductors)	85	1,970
Dole Food Co., Inc.* (Food)	102	1,018
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	5,502
Domino’s Pizza, Inc. (Retail)	153	5,554
Dorman Products, Inc.* (Auto Parts & Equipment)	51	2,581
Drew Industries, Inc.* (Building Materials)	68	1,857
Dril-Quip, Inc.* (Oil & Gas Services)	85	5,527
DTS, Inc.* (Home Furnishings)	51	1,541
Duff & Phelps Corp. - Class A (Diversified Financial Services)	119	1,849
DuPont Fabros Technology, Inc. (REIT)	153	3,741
Dycom Industries, Inc.* (Engineering & Construction)	102	2,383
Dynavax Technologies Corp.* (Biotechnology)	391	1,978
Dynegy, Inc. - Class A* (Electric)	255	143
Dynex Capital, Inc. (REIT)	153	1,461
E.W. Scripps Co.* (Media)	136	1,342
Eagle Materials, Inc. (Building Materials)	102	3,544
EarthLink, Inc. (Internet)	289	2,309
EastGroup Properties, Inc. (REIT)	51	2,561
Ebix, Inc. (Software)	68	1,575
Echelon Corp.* (Computers)	102	452
Education Realty Trust, Inc. (REIT)	204	2,211
El Paso Electric Co. (Electric)	119	3,866

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Electro Rent Corp. (Commercial Services)	102	$1,878
Electro Scientific Industries, Inc. (Electronics)	68	1,021
Electronics for Imaging, Inc.* (Computers)	119	1,978
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	51	1,784
EMCOR Group, Inc. (Engineering & Construction)	170	4,712
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,088
Emeritus Corp.* (Healthcare - Services)	102	1,801
Empire District Electric Co. (Electric)	102	2,076
Employers Holdings, Inc. (Insurance)	102	1,806
Emulex Corp.* (Semiconductors)	221	2,294
Encore Capital Group, Inc.* (Diversified Financial Services)	51	1,150
Encore Wire Corp. (Electrical Components & Equipment)	51	1,516
Endeavour International Corp.* (Oil & Gas)	136	1,612
Endologix, Inc.* (Healthcare - Products)	136	1,992
Energy Partners, Ltd.* (Oil & Gas)	119	1,977
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	6,753
EnergySolutions, Inc.* (Environmental Control)	187	916
EnerNOC, Inc.* (Electric)	68	490
EnerSys* (Electrical Components & Equipment)	119	4,123
Ennis, Inc. (Household Products/Wares)	85	1,345
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	51	2,096
Enstar Group, Ltd.* (Insurance)	17	1,683
Entegris, Inc.* (Semiconductors)	323	3,017
Entertainment Properties Trust (REIT)	102	4,731
Entropic Communications, Inc.* (Semiconductors)	204	1,189
Enzon Pharmaceuticals, Inc.* (Biotechnology)	170	1,163
EPIQ Systems, Inc. (Software)	119	1,440
Equity Lifestyle Properties, Inc. (REIT)	68	4,742
Equity One, Inc. (REIT)	51	1,031
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	51	1,875
Esterline Technologies Corp.* (Aerospace/Defense)	68	4,859
Ethan Allen Interiors, Inc. (Home Furnishings)	68	1,722
Euronet Worldwide, Inc.* (Commercial Services)	136	2,841
Evercore Partners, Inc. - Class A (Diversified Financial Services)	51	1,483
Exact Sciences Corp.* (Biotechnology)	153	1,707
ExamWorks Group, Inc.* (Commercial Services)	68	845
Exelixis, Inc.* (Biotechnology)	340	1,761
Exide Technologies* (Auto Parts & Equipment)	255	798
Exlservice Holdings, Inc.* (Commercial Services)	34	933
Exponent, Inc.* (Engineering & Construction)	68	3,299
Express, Inc.* (Retail)	136	3,397
Exterran Holdings, Inc.* (Oil & Gas Services)	153	2,018
Extra Space Storage, Inc. (REIT)	187	5,384
EZCORP, Inc. - Class A* (Retail)	119	3,862
F.N.B. Corp. (Banks)	306	3,696
Fabrinet* (Miscellaneous Manufacturing)	51	903
Fair Isaac Corp. (Software)	102	4,478
FARO Technologies, Inc.* (Electronics)	51	2,975
FBL Financial Group, Inc. - Class A (Insurance)	51	1,719
Federal Signal Corp.* (Miscellaneous Manufacturing)	272	1,512
FEI Co.* (Electronics)	102	5,009
FelCor Lodging Trust, Inc.* (REIT)	442	1,591
Ferro Corp.* (Chemicals)	204	1,212
Fifth Street Finance Corp. (Investment Companies)	238	2,323
Financial Engines, Inc.* (Diversified Financial Services)	119	2,661
Finisar Corp.* (Telecommunications)	221	4,453
First American Financial Corp. (Insurance)	289	4,806
First Busey Corp. (Banks)	357	1,764
First Cash Financial Services, Inc.* (Retail)	85	3,646
First Commonwealth Financial Corp. (Banks)	323	1,977
First Financial Bancorp (Banks)	119	2,059
First Financial Bankshares, Inc. (Banks)	102	3,591
First Financial Corp. (Banks)	34	1,080
First Industrial Realty Trust, Inc.* (REIT)	170	2,099
First Midwest Bancorp, Inc. (Banks)	204	2,444
First Potomac Realty Trust (REIT)	102	1,233
FirstMerit Corp. (Banks)	238	4,013
Flagstone Reinsurance Holdings S.A. (Insurance)	170	1,338
Flotek Industries, Inc.* (Oil & Gas Services)	136	1,635
Flushing Financial Corp. (Savings & Loans)	119	1,602
Forestar Group, Inc.* (Real Estate)	102	1,570
FormFactor, Inc.* (Semiconductors)	289	1,613
Forrester Research, Inc. (Commercial Services)	51	1,652
Forward Air Corp. (Transportation)	85	3,117
Franklin Electric Co., Inc. (Hand/Machine Tools)	51	2,503
Franklin Street Properties Corp. (REIT)	204	2,162
Fred’s, Inc. (Retail)	170	2,484
Fresh Del Monte Produce, Inc. (Food)	85	1,941
Frontline, Ltd. (Transportation)	119	915

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FTI Consulting, Inc.* (Commercial Services)	102	$3,827
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	1,334
Fuller (H.B.) Co. (Chemicals)	136	4,465
FX Energy, Inc.* (Oil & Gas)	187	1,017
G & K Services, Inc. (Textiles)	68	2,326
G-III Apparel Group, Ltd.* (Apparel)	51	1,449
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	17	843
Gaylord Entertainment Co.* (Lodging)	102	3,142
GenCorp, Inc.* (Aerospace/Defense)	187	1,328
Generac Holdings, Inc.* (Electrical Components & Equipment)	85	2,087
General Communication, Inc. - Class A* (Telecommunications)	136	1,186
Genesco, Inc.* (Retail)	51	3,654
Genesee & Wyoming, Inc. - Class A* (Transportation)	119	6,495
Genomic Health, Inc.* (Healthcare - Products)	51	1,561
Gentiva Health Services, Inc.* (Healthcare - Services)	85	743
GeoEye, Inc.* (Telecommunications)	68	1,637
GeoResources, Inc.* (Oil & Gas)	85	2,783
Georgia Gulf Corp.* (Chemicals)	85	2,965
Geron Corp.* (Biotechnology)	442	747
Getty Realty Corp. (REIT)	85	1,324
GFI Group, Inc. (Diversified Financial Services)	272	1,023
Gibraltar Industries, Inc.* (Building Materials)	102	1,545
Glacier Bancorp, Inc. (Banks)	272	4,064
Glatfelter (Forest Products & Paper)	136	2,146
Glimcher Realty Trust (REIT)	255	2,606
Global Geophysical Services, Inc.* (Oil & Gas Services)	51	541
Global Power Equipment Group, Inc.* (Machinery - Diversified)	17	471
Globe Specialty Metals, Inc. (Mining)	187	2,781
Globecomm Systems, Inc.* (Telecommunications)	68	985
GNC Acquisition Holdings, Inc. - Class A (Retail)	51	1,779
Golar LNG, Ltd. (Transportation)	85	3,234
Gold Resource Corp. (Mining)	68	1,653
Golden Star Resources, Ltd.* (Mining)	782	1,455
Goodrich Petroleum Corp.* (Oil & Gas)	85	1,617
Government Properties Income Trust (REIT)	102	2,459
Grand Canyon Education, Inc.* (Commercial Services)	85	1,510
Granite Construction, Inc. (Engineering & Construction)	102	2,931
Graphic Packaging Holding Co.* (Packaging & Containers)	442	2,440
Great Lakes Dredge & Dock Co. (Commercial Services)	204	1,473
Greatbatch, Inc.* (Healthcare - Products)	68	1,667
Greenlight Capital Re, Ltd. - Class A* (Insurance)	102	2,512
Griffon Corp. (Miscellaneous Manufacturing)	170	1,819
Group 1 Automotive, Inc. (Retail)	68	3,820
GT Advanced Technologies, Inc.* (Semiconductors)	306	2,531
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,493
GulfMark Offshore, Inc. - Class A* (Transportation)	68	3,125
Gulfport Energy Corp.* (Oil & Gas)	102	2,970
H&E Equipment Services, Inc.* (Commercial Services)	102	1,930
Haemonetics Corp.* (Healthcare - Products)	51	3,554
Halozyme Therapeutics, Inc.* (Biotechnology)	289	3,688
Hancock Holding Co. (Banks)	187	6,640
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	85	1,858
Harleysville Group, Inc. (Insurance)	68	3,924
Harmonic, Inc.* (Telecommunications)	340	1,860
Harte-Hanks, Inc. (Advertising)	136	1,231
Harvest Natural Resources, Inc.* (Oil & Gas)	102	722
Hatteras Financial Corp. (REIT)	221	6,166
Haynes International, Inc. (Metal Fabricate/Hardware)	34	2,154
Healthcare Realty Trust, Inc. (REIT)	170	3,740
Healthcare Services Group, Inc. (Commercial Services)	221	4,701
HEALTHSOUTH Corp.* (Healthcare - Services)	238	4,874
Healthways, Inc.* (Healthcare - Services)	102	751
Heartland Express, Inc. (Transportation)	136	1,967
Heartland Payment Systems, Inc. (Commercial Services)	102	2,942
HeartWare International, Inc.* (Healthcare - Products)	34	2,233
Heckmann Corp.* (Environmental Control)	272	1,172
Hecla Mining Co. (Mining)	799	3,691
HEICO Corp. (Aerospace/Defense)	102	5,262
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,124
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,891
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	5,144
Hercules Offshore, Inc.* (Oil & Gas)	272	1,287
Hercules Technology Growth Capital, Inc. (Private Equity)	187	2,072
Herman Miller, Inc. (Office Furnishings)	136	3,123
Hersha Hospitality Trust (REIT)	425	2,320
Hexcel Corp.* (Miscellaneous Manufacturing)	255	6,123
HFF, Inc. - Class A* (Real Estate)	85	1,400
Hibbett Sports, Inc.* (Retail)	68	3,709

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Higher One Holdings, Inc.* (Diversified Financial Services)	85	$1,271
Highwoods Properties, Inc. (REIT)	102	3,399
Hillenbrand, Inc. (Commercial Services)	153	3,511
Hilltop Holdings, Inc.* (Insurance)	170	1,426
Hittite Microwave Corp.* (Semiconductors)	85	4,616
HMS Holdings Corp.* (Commercial Services)	255	7,959
HNI Corp. (Office Furnishings)	119	3,302
Home Bancshares, Inc. (Banks)	68	1,809
Home Properties, Inc. (REIT)	68	4,149
Horace Mann Educators Corp. (Insurance)	119	2,097
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	68	2,858
Horsehead Holding Corp.* (Mining)	102	1,162
Hot Topic, Inc. (Retail)	119	1,208
HSN, Inc. (Retail)	102	3,879
Hub Group, Inc. - Class A* (Transportation)	102	3,675
Hudson Pacific Properties, Inc. (REIT)	85	1,286
Huron Consulting Group, Inc.* (Commercial Services)	68	2,554
Hyperdynamics Corp.* (Oil & Gas)	442	570
IBERIABANK Corp. (Banks)	68	3,636
ICF International, Inc.* (Commercial Services)	68	1,725
ICG Group, Inc.* (Internet)	102	913
Iconix Brand Group, Inc.* (Apparel)	187	3,250
ICU Medical, Inc.* (Healthcare - Products)	68	3,343
IDACORP, Inc. (Electric)	102	4,194
IDT Corp. (Telecommunications)	34	318
iGATE Corp.* (Computers)	85	1,425
II-VI, Inc.* (Electronics)	136	3,216
ImmunoGen, Inc.* (Biotechnology)	204	2,936
Impax Laboratories, Inc.* (Pharmaceuticals)	153	3,761
Incyte Corp.* (Biotechnology)	221	4,265
Independent Bank Corp./MA (Banks)	85	2,442
Infinera Corp.* (Telecommunications)	357	2,899
Infinity Property & Casualty Corp. (Insurance)	34	1,779
InfoSpace, Inc.* (Internet)	170	2,178
Inland Real Estate Corp. (REIT)	221	1,960
Innophos Holdings, Inc. (Chemicals)	51	2,556
Innospec, Inc.* (Chemicals)	51	1,549
Inphi Corp.* (Semiconductors)	51	723
Insight Enterprises, Inc.* (Computers)	136	2,982
Insperity, Inc. (Commercial Services)	68	2,084
Insulet Corp.* (Healthcare - Products)	119	2,278
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	51	1,769
Integrated Device Technology, Inc.* (Semiconductors)	357	2,553
Inter Parfums, Inc. (Cosmetics/Personal Care)	51	800
Interactive Intelligence Group, Inc.* (Software)	51	1,556
InterDigital, Inc. (Telecommunications)	119	4,148
Interface, Inc. - Class A (Office Furnishings)	119	1,660
Interline Brands, Inc.* (Building Materials)	102	2,204
Intermec, Inc.* (Machinery - Diversified)	136	1,051
InterMune, Inc.* (Biotechnology)	119	1,746
Internap Network Services Corp.* (Internet)	136	998
International Bancshares Corp. (Banks)	119	2,517
International Speedway Corp. - Class A (Entertainment)	68	1,887
Interval Leisure Group, Inc. (Leisure Time)	119	2,071
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,076
Intralinks Holdings, Inc.* (Internet)	85	450
Invacare Corp. (Healthcare - Products)	51	845
Invesco Mortgage Capital, Inc. (REIT)	187	3,301
Investment Technology Group, Inc.* (Diversified Financial Services)	119	1,423
Investors Bancorp, Inc.* (Savings & Loans)	187	2,809
Investors Real Estate Trust (REIT)	238	1,830
ION Geophysical Corp.* (Oil & Gas Services)	323	2,083
IPC The Hospitalist Co.* (Healthcare - Services)	51	1,882
Iridium Communications, Inc.* (Telecommunications)	136	1,191
iRobot Corp.* (Machinery - Diversified)	68	1,854
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	170	2,263
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,131
iStar Financial, Inc.* (REIT)	340	2,465
Ixia* (Telecommunications)	102	1,274
IXYS Corp.* (Semiconductors)	85	1,122
J & J Snack Foods Corp. (Food)	51	2,675
j2 Global, Inc. (Computers)	136	3,900
Jack Henry & Associates, Inc. (Computers)	204	6,960
Jack in the Box, Inc.* (Retail)	136	3,260
Jaguar Mining, Inc.* (Mining)	255	1,191
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	85	1,483
James River Coal Co.* (Coal)	119	609
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	68	3,296
JDA Software Group, Inc.* (Software)	102	2,803
JetBlue Airways Corp.* (Airlines)	646	3,159
John Bean Technologies Corp. (Miscellaneous Manufacturing)	119	1,928
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,428
K12, Inc.* (Commercial Services)	85	2,009
Kadant, Inc.* (Machinery - Diversified)	51	1,215
Kaiser Aluminum Corp. (Mining)	51	2,410
Kaman Corp. (Aerospace/Defense)	68	2,309

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	136	$2,679
Kaydon Corp. (Metal Fabricate/Hardware)	85	2,168
KB Home (Home Builders)	255	2,269
KBW, Inc. (Diversified Financial Services)	102	1,887
Kelly Services, Inc. - Class A (Commercial Services)	68	1,087
KEMET Corp.* (Electronics)	102	955
Kenexa Corp.* (Commercial Services)	68	2,124
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	238	1,185
Key Energy Services, Inc.* (Oil & Gas Services)	323	4,990
Kforce, Inc.* (Commercial Services)	102	1,520
Kilroy Realty Corp. (REIT)	170	7,924
Kindred Healthcare, Inc.* (Healthcare - Services)	136	1,175
KIT Digital, Inc.* (Internet)	119	857
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	289	3,719
Knight Transportation, Inc. (Transportation)	153	2,702
Knightsbridge Tankers, Ltd. (Transportation)	51	733
Knoll, Inc. (Office Furnishings)	119	1,980
Knology, Inc.* (Media)	85	1,547
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	4,741
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	1,967
Korn/Ferry International* (Commercial Services)	119	1,993
Kraton Performance Polymers, Inc.* (Chemicals)	85	2,258
Krispy Kreme Doughnuts, Inc.* (Retail)	153	1,117
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	2,324
La-Z-Boy, Inc.* (Home Furnishings)	153	2,289
Laclede Group, Inc. (Gas)	119	4,643
Lakeland Financial Corp. (Banks)	136	3,540
Lancaster Colony Corp. (Food)	51	3,389
Landauer, Inc. (Commercial Services)	34	1,803
LaSalle Hotel Properties (REIT)	238	6,697
Lattice Semiconductor Corp.* (Semiconductors)	323	2,077
Layne Christensen Co.* (Engineering & Construction)	51	1,135
Leap Wireless International, Inc.* (Telecommunications)	153	1,336
Lexington Realty Trust (REIT)	323	2,904
LHC Group, Inc.* (Healthcare - Services)	51	945
Life Time Fitness, Inc.* (Leisure Time)	102	5,158
Limelight Networks, Inc.* (Internet)	221	727
Lincoln Educational Services Corp. (Commercial Services)	68	538
Lindsay Manufacturing Co. (Machinery - Diversified)	34	2,253
Liquidity Services, Inc.* (Internet)	51	2,285
Lithia Motors, Inc. - Class A (Retail)	85	2,227
Littelfuse, Inc. (Electrical Components & Equipment)	51	3,198
Live Nation, Inc.* (Commercial Services)	340	3,196
LivePerson, Inc.* (Computers)	153	2,566
Liz Claiborne, Inc.* (Retail)	204	2,725
LogMeIn, Inc.* (Telecommunications)	51	1,797
Loral Space & Communications, Inc.* (Telecommunications)	34	2,706
Louisiana-Pacific Corp.* (Building Materials)	357	3,338
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	1,985
LTC Properties, Inc. (REIT)	68	2,176
LTX-Credence Corp.* (Semiconductors)	153	1,100
Lufkin Industries, Inc. (Oil & Gas Services)	68	5,484
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,707
Luminex Corp.* (Healthcare - Products)	102	2,382
M.D.C. Holdings, Inc. (Home Builders)	102	2,631
Magellan Health Services, Inc.* (Healthcare - Services)	85	4,149
Magnum Hunter Resources Corp.* (Oil & Gas)	340	2,179
Maiden Holdings, Ltd. (Insurance)	153	1,377
Maidenform Brands, Inc.* (Apparel)	68	1,531
Main Street Capital Corp. (Investment Companies)	102	2,512
MAKO Surgical Corp.* (Healthcare - Products)	85	3,583
Manhattan Associates, Inc.* (Computers)	51	2,424
MannKind Corp.* (Pharmaceuticals)	238	588
ManTech International Corp. - Class A (Software)	68	2,343
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	85	1,221
MarketAxess Holdings, Inc. (Diversified Financial Services)	85	3,170
Marten Transport, Ltd. (Transportation)	51	1,126
Masimo Corp.* (Healthcare - Products)	119	2,782
MasTec, Inc.* (Engineering & Construction)	153	2,768
Materion Corp.* (Mining)	51	1,465
Matrix Service Co.* (Oil & Gas Services)	85	1,191
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	102	3,227
MAXIMUS, Inc. (Commercial Services)	102	4,148
Maxwell Technologies, Inc.* (Computers)	102	1,870
MB Financial, Inc. (Banks)	119	2,498
McEwen Mining, Inc.* (Mining)	306	1,359
MCG Capital Corp. (Investment Companies)	408	1,734

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McGrath Rentcorp (Commercial Services)	102	$3,275
McMoRan Exploration Co.* (Oil & Gas)	272	2,910
MDC Partners, Inc. - Class A (Advertising)	68	756
Meadowbrook Insurance Group, Inc. (Insurance)	459	4,282
Measurement Specialties, Inc.* (Electronics)	51	1,719
MedAssets, Inc.* (Software)	136	1,790
Medical Properties Trust, Inc. (REIT)	340	3,155
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	136	5,112
Medidata Solutions, Inc.* (Software)	51	1,359
Medifast, Inc.* (Commercial Services)	34	594
Medivation, Inc.* (Pharmaceuticals)	85	6,351
Mentor Graphics Corp.* (Computers)	221	3,284
Mercury Computer Systems, Inc.* (Computers)	102	1,352
Meredith Corp. (Media)	85	2,759
Meridian Bioscience, Inc. (Healthcare - Products)	119	2,306
Merit Medical Systems, Inc.* (Healthcare - Products)	85	1,056
Meritage Homes Corp.* (Home Builders)	102	2,760
Meritor, Inc.* (Auto Parts & Equipment)	255	2,058
Methode Electronics, Inc. (Electronics)	170	1,578
MFA Financial, Inc. (REIT)	918	6,857
MGE Energy, Inc. (Electric)	136	6,037
MGIC Investment Corp.* (Insurance)	476	2,361
Micrel, Inc. (Semiconductors)	119	1,221
Microsemi Corp.* (Semiconductors)	221	4,738
MicroStrategy, Inc. - Class A* (Software)	17	2,380
Mid-America Apartment Communities, Inc. (REIT)	85	5,698
Mine Safety Appliances Co. (Environmental Control)	68	2,793
Minerals Technologies, Inc. (Chemicals)	51	3,336
MIPS Technologies, Inc.* (Semiconductors)	136	740
MKS Instruments, Inc. (Semiconductors)	136	4,016
MModal, Inc.* (Software)	85	897
Mobile Mini, Inc.* (Storage/Warehousing)	102	2,154
Modine Manufacturing Co.* (Auto Parts & Equipment)	153	1,351
Molina Healthcare, Inc.* (Healthcare - Services)	102	3,430
Momenta Pharmaceuticals, Inc.* (Biotechnology)	153	2,344
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,672
Monotype Imaging Holdings, Inc.* (Software)	102	1,520
Monro Muffler Brake, Inc. (Commercial Services)	85	3,527
Montpelier Re Holdings, Ltd. (Insurance)	170	3,284
Moog, Inc. - Class A* (Aerospace/Defense)	119	5,104
Motricity, Inc.* (Telecommunications)	102	112
Move, Inc.* (Internet)	86	833
MTS Systems Corp. (Computers)	51	2,708
Mueller Industries, Inc. (Metal Fabricate/Hardware)	102	4,636
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	544	1,812
MVC Capital, Inc. (Investment Companies)	102	1,339
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,992
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,755
MYR Group, Inc.* (Engineering & Construction)	68	1,214
NACCO Industries, Inc. - Class A (Machinery - Diversified)	17	1,978
Nanometrics, Inc.* (Semiconductors)	68	1,259
Nash Finch Co. (Food)	34	966
National CineMedia, Inc. (Entertainment)	136	2,081
National Financial Partners* (Diversified Financial Services)	119	1,802
National Health Investors, Inc. (REIT)	85	4,146
National Healthcare Corp. (Healthcare - Services)	51	2,324
National Penn Bancshares, Inc. (Banks)	323	2,859
National Presto Industries, Inc. (Aerospace/Defense)	17	1,290
National Retail Properties, Inc. (REIT)	170	4,622
National Western Life Insurance Co. - Class A (Insurance)	17	2,327
Natus Medical, Inc.* (Healthcare - Products)	85	1,014
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	221	725
Navigant Consulting Co.* (Commercial Services)	136	1,892
NBT Bancorp, Inc. (Banks)	289	6,381
Neenah Paper, Inc. (Forest Products & Paper)	51	1,517
Nektar Therapeutics* (Pharmaceuticals)	306	2,424
Nelnet, Inc. - Class A (Diversified Financial Services)	85	2,202
Neogen Corp.* (Pharmaceuticals)	85	3,321
NETGEAR, Inc.* (Telecommunications)	85	3,247
NetScout Systems, Inc.* (Computers)	119	2,420
NetSuite, Inc.* (Software)	68	3,420
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	136	1,084
Neutral Tandem, Inc.* (Telecommunications)	102	1,243
New Jersey Resources Corp. (Gas)	119	5,304
Newcastle Investment Corp. (REIT)	221	1,388

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NewMarket Corp. (Chemicals)	17	$3,186
Newpark Resources, Inc.* (Oil & Gas Services)	221	1,810
Newport Corp.* (Electronics)	119	2,109
NIC, Inc. (Internet)	187	2,268
Noranda Aluminum Holding Corp. (Mining)	85	847
Nordic American Tankers, Ltd. (Transportation)	119	1,890
Northern Oil and Gas, Inc.* (Oil & Gas)	153	3,173
NorthStar Realty Finance Corp. (REIT)	391	2,115
Northwest Bancshares, Inc. (Savings & Loans)	425	5,397
Northwest Natural Gas Co. (Gas)	68	3,087
NorthWestern Corp. (Electric)	102	3,617
NPS Pharmaceuticals, Inc.* (Biotechnology)	238	1,628
NTELOS Holdings Corp. (Telecommunications)	68	1,408
Nu Skin Enterprises, Inc. (Retail)	119	6,891
Nutrisystem, Inc. (Internet)	85	955
NuVasive, Inc.* (Healthcare - Products)	102	1,718
NxStage Medical, Inc.* (Healthcare - Products)	119	2,293
Oasis Petroleum, Inc.* (Oil & Gas)	136	4,193
Oclaro, Inc.* (Telecommunications)	119	469
Ocwen Financial Corp.* (Diversified Financial Services)	187	2,923
OCZ Technology Group, Inc.* (Computers)	136	949
Office Depot, Inc.* (Retail)	646	2,229
OfficeMax, Inc.* (Retail)	204	1,167
Old Dominion Freight Line, Inc.* (Transportation)	119	5,673
Old National Bancorp (Banks)	204	2,681
Olin Corp. (Chemicals)	187	4,067
OM Group, Inc.* (Chemicals)	85	2,338
OMEGA Healthcare Investors, Inc. (REIT)	238	5,060
Omnicell, Inc.* (Software)	85	1,293
OmniVision Technologies, Inc.* (Semiconductors)	136	2,720
Omnova Solutions, Inc.* (Chemicals)	119	803
On Assignment, Inc.* (Commercial Services)	102	1,782
Oncothyreon, Inc.* (Biotechnology)	102	445
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	5,765
OpenTable, Inc.* (Internet)	51	2,064
Opko Health, Inc.* (Pharmaceuticals)	612	2,895
Oplink Communications, Inc.* (Telecommunications)	68	1,163
OPNET Technologies, Inc. (Software)	34	986
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,654
OraSure Technologies, Inc.* (Healthcare - Products)	153	1,758
Orbital Sciences Corp.* (Aerospace/Defense)	204	2,683
Orient-Express Hotels, Ltd. - Class A* (Lodging)	289	2,948
Oriental Financial Group, Inc. (Banks)	204	2,468
Oritani Financial Corp. (Savings & Loans)	255	3,743
Ormat Technologies, Inc. (Electric)	51	1,028
Orthofix International N.V.* (Healthcare - Products)	51	1,917
OSI Systems, Inc.* (Electronics)	51	3,126
Otter Tail Corp. (Electric)	136	2,951
Overseas Shipholding Group, Inc. (Transportation)	68	859
Owens & Minor, Inc. (Distribution/Wholesale)	187	5,687
Oxford Industries, Inc. (Apparel)	34	1,728
OYO Geospace Corp.* (Oil & Gas Services)	17	1,791
P.F. Chang’s China Bistro, Inc. (Retail)	51	2,016
Pacific Biosciences of California, Inc.* (Biotechnology)	102	349
PacWest Bancorp (Banks)	68	1,652
Papa John’s International, Inc.* (Retail)	51	1,921
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	68	2,634
Parametric Technology Corp.* (Software)	289	8,075
Paramount Gold and Silver Corp.* (Mining)	323	730
PAREXEL International Corp.* (Commercial Services)	153	4,126
Park Electrochemical Corp. (Electronics)	102	3,083
Park National Corp. (Banks)	51	3,528
Parker Drilling Co.* (Oil & Gas)	306	1,827
Parkway Properties, Inc. (REIT)	68	713
Patriot Coal Corp.* (Coal)	255	1,591
PDL BioPharma, Inc. (Biotechnology)	425	2,699
Pebblebrook Hotel Trust (REIT)	153	3,455
Peet’s Coffee & Tea, Inc.* (Beverages)	34	2,506
Pegasystems, Inc. (Software)	51	1,946
Pendrell Corp.* (Commercial Services)	442	1,154
Penn Virginia Corp. (Oil & Gas)	136	619
PennantPark Investment Corp. (Investment Companies)	187	1,945
Pennsylvania REIT (REIT)	153	2,336
PennyMac Mortgage Investment Trust (REIT)	136	2,539
Penske Automotive Group, Inc. (Retail)	102	2,512
Perry Ellis International, Inc.* (Apparel)	51	952
Petroleum Development* (Oil & Gas)	68	2,522
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,044
Pharmacyclics, Inc.* (Pharmaceuticals)	119	3,303
PharMerica Corp.* (Pharmaceuticals)	85	1,057
PHH Corp.* (Commercial Services)	153	2,367
Photronics, Inc.* (Semiconductors)	136	904

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PICO Holdings, Inc.* (Water)	68	$1,595
Piedmont Natural Gas Co., Inc. (Gas)	170	5,282
Pier 1 Imports, Inc.* (Retail)	272	4,945
Pinnacle Entertainment, Inc.* (Entertainment)	153	1,761
Pinnacle Financial Partners, Inc.* (Banks)	85	1,560
Pioneer Drilling Co.* (Oil & Gas)	136	1,197
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	68	1,810
Plantronics, Inc. (Telecommunications)	136	5,475
Platinum Underwriters Holdings, Ltd. (Insurance)	85	3,102
Plexus Corp.* (Electronics)	85	2,974
PMFG, Inc.* (Miscellaneous Manufacturing)	68	1,021
PNM Resources, Inc. (Electric)	221	4,044
PolyOne Corp. (Chemicals)	221	3,182
Pool Corp. (Distribution/Wholesale)	136	5,089
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	3,658
Portland General Electric Co. (Electric)	136	3,397
Post Properties, Inc. (REIT)	119	5,576
Potlatch Corp. (REIT)	102	3,197
Powell Industries, Inc.* (Electrical Components & Equipment)	34	1,165
Power Integrations, Inc. (Semiconductors)	68	2,524
Power-One, Inc.* (Electrical Components & Equipment)	187	851
Powerwave Technologies, Inc.* (Telecommunications)	102	209
Premiere Global Services, Inc.* (Telecommunications)	204	1,844
Prestige Brands Holdings, Inc.* (Household Products/Wares)	136	2,377
PriceSmart, Inc. (Retail)	51	3,713
Primerica, Inc. (Insurance)	102	2,571
Primoris Services Corp. (Holding Companies - Diversified)	85	1,365
PrivateBancorp, Inc. (Banks)	136	2,063
ProAssurance Corp. (Insurance)	85	7,489
Progress Software Corp.* (Software)	170	4,015
PROS Holdings, Inc.* (Software)	68	1,272
Prospect Capital Corp. (Investment Companies)	255	2,800
Prosperity Bancshares, Inc. (Banks)	102	4,672
Provident Financial Services, Inc. (Savings & Loans)	221	3,211
Provident New York Bancorp (Savings & Loans)	238	2,013
PS Business Parks, Inc. (REIT)	34	2,228
PSS World Medical, Inc.* (Healthcare - Products)	119	3,015
QLIK Technologies, Inc.* (Software)	170	5,440
Quad Graphics, Inc. (Commercial Services)	51	709
Quaker Chemical Corp. (Chemicals)	51	2,012
Quality Systems, Inc. (Software)	102	4,460
Quanex Building Products Corp. (Building Materials)	119	2,098
Quantum Corp.* (Computers)	595	1,559
Quest Software, Inc.* (Software)	153	3,560
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	136	5,116
Quidel Corp.* (Healthcare - Products)	85	1,561
Quiksilver, Inc.* (Apparel)	374	1,511
QuinStreet, Inc.* (Internet)	68	713
Radian Group, Inc. (Insurance)	357	1,553
Rambus, Inc.* (Semiconductors)	238	1,535
Ramco-Gershenson Properties Trust (REIT)	34	415
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	3,112
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	3,137
RealD, Inc.* (Computers)	85	1,148
RealPage, Inc.* (Software)	85	1,629
Red Robin Gourmet Burgers, Inc.* (Retail)	34	1,264
Redwood Trust, Inc. (REIT)	221	2,475
Regis Corp. (Retail)	153	2,820
Renasant Corp. (Banks)	119	1,937
Rent-A-Center, Inc. (Commercial Services)	153	5,776
Resolute Energy Corp.* (Oil & Gas)	136	1,548
Resource Capital Corp. (REIT)	561	3,024
Resources Connection, Inc. (Commercial Services)	136	1,911
Retail Opportunity Investments Corp. (REIT)	119	1,433
Rex Energy Corp.* (Oil & Gas)	102	1,089
RF Micro Devices, Inc.* (Telecommunications)	663	3,302
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	204	1,642
Rite Aid Corp.* (Retail)	1,394	2,426
RLI Corp. (Insurance)	68	4,872
RLJ Lodging Trust (REIT)	68	1,267
Robbins & Myers, Inc. (Machinery - Diversified)	102	5,309
Rofin-Sinar Technologies, Inc.* (Electronics)	68	1,793
Rogers Corp.* (Electronics)	34	1,318
Rollins, Inc. (Commercial Services)	221	4,703
Rosetta Resources, Inc.* (Oil & Gas)	136	6,631
RSC Holdings, Inc.* (Commercial Services)	204	4,608
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	68	1,568
Ruby Tuesday, Inc.* (Retail)	170	1,552
Ruddick Corp. (Food)	119	4,772
Rudolph Technologies, Inc.* (Semiconductors)	85	944
Rue21, Inc.* (Retail)	34	998
Rush Enterprises, Inc.* (Retail)	119	2,525
S&T Bancorp, Inc. (Banks)	136	2,950
Sabra Health Care REIT, Inc. (REIT)	119	1,956
Safeguard Scientifics, Inc.* (Internet)	85	1,462
Safety Insurance Group, Inc. (Insurance)	51	2,124
Saks, Inc.* (Retail)	289	3,355
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	136	7,140
Sanderson Farms, Inc. (Food)	51	2,705
Sandy Spring Bancorp, Inc. (Banks)	68	1,236

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sangamo BioSciences, Inc.* (Biotechnology)	170	$833
Sanmina-SCI Corp.* (Electronics)	187	2,141
Sapient Corp. (Internet)	255	3,175
Sauer-Danfoss, Inc. (Machinery - Diversified)	34	1,598
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	187	408
ScanSource, Inc.* (Distribution/Wholesale)	68	2,538
SCBT Financial Corp. (Banks)	51	1,668
Scholastic Corp. (Media)	102	3,599
Schulman (A.), Inc. (Chemicals)	85	2,297
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	3,522
Scientific Games Corp. - Class A* (Entertainment)	170	1,982
Seattle Genetics, Inc.* (Biotechnology)	255	5,197
Select Comfort Corp.* (Home Furnishings)	136	4,405
Select Medical Holdings Corp.* (Healthcare - Services)	136	1,046
Selective Insurance Group, Inc. (Insurance)	170	2,994
SemGroup Corp. - Class A* (Pipelines)	102	2,972
Semtech Corp.* (Semiconductors)	153	4,354
Sensient Technologies Corp. (Chemicals)	136	5,168
Sequenom, Inc.* (Biotechnology)	272	1,107
Shenandoah Telecommunications Co. (Telecommunications)	102	1,137
Ship Finance International, Ltd. (Transportation)	119	1,821
ShoreTel, Inc.* (Telecommunications)	119	676
Shuffle Master, Inc.* (Entertainment)	187	3,291
Shutterfly, Inc.* (Internet)	68	2,130
SIGA Technologies, Inc.* (Pharmaceuticals)	85	286
Signature Bank* (Banks)	85	5,358
Silicon Graphics International Corp.* (Computers)	85	823
Silicon Image, Inc.* (Semiconductors)	204	1,200
Simmons First National Corp. - Class A (Banks)	102	2,635
Simpson Manufacturing Co., Inc. (Building Materials)	119	3,838
Sinclair Broadcast Group, Inc. - Class A (Media)	119	1,316
Six Flags Entertainment Corp. (Entertainment)	51	2,385
SJW Corp. (Water)	68	1,640
Skechers U.S.A., Inc. - Class A* (Apparel)	102	1,297
SkyWest, Inc. (Airlines)	153	1,691
Smart Balance, Inc.* (Food)	170	1,124
Smith Corp. (Miscellaneous Manufacturing)	102	4,585
Snyders-Lance, Inc. (Food)	119	3,076
Solar Capital, Ltd. (Investment Companies)	119	2,626
Solarwinds, Inc.* (Software)	136	5,256
Sonic Automotive, Inc. (Retail)	102	1,827
Sonic Corp.* (Retail)	153	1,175
Sonus Networks, Inc.* (Telecommunications)	544	1,578
Sotheby’s - Class A (Commercial Services)	153	6,019
Sourcefire, Inc.* (Internet)	68	3,273
South Jersey Industries, Inc. (Gas)	85	4,253
Southside Bancshares, Inc. (Banks)	68	1,503
Southwest Gas Corp. (Gas)	102	4,359
Sovran Self Storage, Inc. (REIT)	68	3,388
Spansion, Inc. - Class A* (Computers)	136	1,656
Spartan Stores, Inc. (Food)	85	1,540
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	34	1,189
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,718
SS&C Technologies Holdings, Inc.* (Software)	85	1,983
Stage Stores, Inc. (Retail)	102	1,656
Standard Microsystems Corp.* (Semiconductors)	85	2,199
Standard Pacific Corp.* (Home Builders)	425	1,896
Standex International Corp. (Miscellaneous Manufacturing)	34	1,400
Star Scientific, Inc.* (Agriculture)	289	948
Starwood Property Trust, Inc. (REIT)	221	4,645
State Bank Finacial Corp.* (Banks)	102	1,786
STEC, Inc.* (Computers)	102	963
Steelcase, Inc. - Class A (Office Furnishings)	221	2,122
Steiner Leisure, Ltd.* (Commercial Services)	51	2,490
Stepan Co. (Chemicals)	34	2,985
STERIS Corp. (Healthcare - Products)	153	4,838
Sterling Financial Corp.* (Banks)	102	2,130
Steven Madden, Ltd.* (Apparel)	85	3,634
Stewart Enterprises, Inc. - Class A (Commercial Services)	272	1,651
Stifel Financial Corp.* (Diversified Financial Services)	119	4,503
Stillwater Mining Co.* (Mining)	255	3,223
Stone Energy Corp.* (Oil & Gas)	136	3,888
Stoneridge, Inc.* (Electronics)	102	1,009
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	329
Stratasys, Inc.* (Computers)	51	1,863
Strategic Hotels & Resorts, Inc.* (REIT)	476	3,132
Strayer Education, Inc. (Commercial Services)	34	3,206
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	68	3,339
Sun Communities, Inc. (REIT)	51	2,210
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	51	1,334
Sunrise Assisted Living, Inc.* (Healthcare - Services)	153	967
Sunstone Hotel Investors, Inc.* (REIT)	272	2,649
Super Micro Computer, Inc.* (Computers)	85	1,484

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Superior Industries International, Inc. (Auto Parts & Equipment)	68	$1,329
Susquehanna Bancshares, Inc. (Banks)	272	2,687
SVB Financial Group* (Banks)	102	6,563
Swift Energy Co.* (Oil & Gas)	102	2,961
Swift Transportation Co.* (Transportation)	204	2,354
Swisher Hygiene, Inc.* (Commercial Services)	204	502
Sycamore Networks, Inc.* (Telecommunications)	68	1,206
Sykes Enterprises, Inc.* (Computers)	119	1,880
Symetra Financial Corp. (Insurance)	204	2,352
Symmetry Medical, Inc.* (Healthcare - Products)	153	1,082
Synaptics, Inc.* (Computers)	85	3,103
Synchronoss Technologies, Inc.* (Software)	68	2,171
SYNNEX Corp.* (Software)	102	3,890
Syntel, Inc. (Computers)	34	1,904
Take-Two Interactive Software, Inc.* (Software)	187	2,877
TAL International Group, Inc. (Trucking & Leasing)	68	2,496
Taleo Corp. - Class A* (Software)	85	3,904
Tanger Factory Outlet Centers, Inc. (REIT)	187	5,560
Targa Resources Corp. (Oil & Gas Services)	51	2,318
Targacept, Inc.* (Pharmaceuticals)	85	435
Team Health Holdings, Inc.* (Commercial Services)	68	1,398
Team, Inc.* (Commercial Services)	68	2,105
Teekay Tankers, Ltd. - Class A (Transportation)	119	722
Tejon Ranch Co.* (Agriculture)	51	1,461
Teledyne Technologies, Inc.* (Aerospace/Defense)	85	5,359
TeleTech Holdings, Inc.* (Commercial Services)	68	1,095
Tennant Co. (Machinery - Diversified)	51	2,244
Tenneco, Inc.* (Auto Parts & Equipment)	153	5,684
Tesco Corp.* (Oil & Gas Services)	85	1,206
Tessera Technologies, Inc.* (Semiconductors)	170	2,932
Tetra Tech, Inc.* (Environmental Control)	170	4,481
TETRA Technologies, Inc.* (Oil & Gas Services)	238	2,242
Texas Capital Bancshares, Inc.* (Banks)	102	3,531
Texas Industries, Inc. (Building Materials)	68	2,381
Texas Roadhouse, Inc. (Retail)	136	2,263
Textainer Group Holdings, Ltd. (Trucking & Leasing)	51	1,729
The Andersons, Inc. (Agriculture)	51	2,483
The Brink’s Co. (Miscellaneous Manufacturing)	119	2,841
The Buckle, Inc. (Retail)	68	3,257
The Cato Corp. - Class A (Retail)	68	1,880
The Cheesecake Factory, Inc.* (Retail)	136	3,997
The Children’s Place Retail Stores, Inc.* (Retail)	51	2,635
The Corporate Executive Board Co. (Commercial Services)	85	3,656
The Ensign Group, Inc. (Healthcare - Services)	51	1,385
The Finish Line, Inc. - Class A (Retail)	119	2,525
The Fresh Market, Inc.* (Food)	68	3,261
The Geo Group, Inc.* (Commercial Services)	170	3,232
The Gorman-Rupp Co. (Machinery - Diversified)	51	1,488
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,009
The Hain Celestial Group, Inc.* (Food)	85	3,724
The Jones Group, Inc. (Apparel)	204	2,562
The Medicines Co.* (Biotechnology)	136	2,730
The Men’s Wearhouse, Inc. (Retail)	119	4,614
The Middleby Corp.* (Machinery - Diversified)	51	5,160
The Navigators Group, Inc.* (Insurance)	34	1,606
The New York Times Co. - Class A* (Media)	323	2,193
The Pantry, Inc.* (Retail)	51	664
The Pep Boys - Manny, Moe & Jack (Retail)	136	2,029
The Ryland Group, Inc. (Home Builders)	136	2,622
The Ultimate Software Group, Inc.* (Software)	68	4,983
The Warnaco Group, Inc.* (Apparel)	102	5,957
The Wet Seal, Inc. - Class A* (Retail)	238	821
Theravance, Inc.* (Pharmaceuticals)	187	3,646
Thompson Creek Metals Co., Inc.* (Mining)	425	2,873
Titan International, Inc. (Auto Parts & Equipment)	102	2,412
Titan Machinery, Inc.* (Distribution/Wholesale)	34	959
TiVo, Inc.* (Home Furnishings)	306	3,669
TNS, Inc.* (Commercial Services)	102	2,216
Tompkins Financial Corp. (Banks)	68	2,724
Tootsie Roll Industries, Inc. (Food)	102	2,338
Tower Group, Inc. (Insurance)	102	2,288
TowneBank (Banks)	153	2,064
TPC Group, Inc.* (Chemicals)	34	1,503
Travelzoo, Inc.* (Internet)	17	391
Tredegar Corp. (Miscellaneous Manufacturing)	85	1,665
TreeHouse Foods, Inc.* (Food)	85	5,057
Trex Co., Inc.* (Building Materials)	34	1,091
Triangle Capital Corp. (Investment Companies)	85	1,679
TriMas Corp.* (Miscellaneous Manufacturing)	68	1,523
Triple-S Management Corp. - Class B* (Healthcare - Services)	85	1,963
TriQuint Semiconductor, Inc.* (Semiconductors)	442	3,048

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	102	$6,391
True Religion Apparel, Inc.* (Apparel)	68	1,863
TrueBlue, Inc.* (Commercial Services)	102	1,824
TrustCo Bank Corp. NY (Banks)	425	2,427
Trustmark Corp. (Banks)	136	3,397
TTM Technologies, Inc.* (Electronics)	136	1,563
Tutor Perini Corp.* (Engineering & Construction)	85	1,324
Twin Disc, Inc. (Machinery - Diversified)	34	887
Two Harbors Investment Corp. (REIT)	238	2,413
Tyler Technologies, Inc.* (Software)	85	3,265
UIL Holdings Corp. (Electric)	119	4,136
Ultratech Stepper, Inc.* (Semiconductors)	68	1,971
UMB Financial Corp. (Banks)	68	3,042
Umpqua Holdings Corp. (Banks)	289	3,919
UniFirst Corp. (Textiles)	51	3,139
Unisource Energy Corp. (Electric)	102	3,730
Unisys Corp.* (Computers)	102	2,011
United Bankshares, Inc. (Banks)	136	3,925
United Fire Group, Inc. (Insurance)	85	1,521
United Natural Foods, Inc.* (Food)	119	5,553
United Online, Inc. (Internet)	272	1,330
United Rentals, Inc.* (Commercial Services)	153	6,562
United Stationers, Inc. (Distribution/Wholesale)	102	3,165
Universal American Corp. (Insurance)	85	916
Universal Corp. (Agriculture)	68	3,169
Universal Display Corp.* (Electrical Components & Equipment)	102	3,726
Universal Electronics, Inc.* (Home Furnishings)	51	1,019
Universal Forest Products, Inc. (Building Materials)	51	1,758
Universal Health Realty Income Trust (REIT)	34	1,347
Universal Stainless & Alloy Products, Inc.* (Iron/Steel)	17	726
Universal Technical Institute, Inc. (Commercial Services)	68	897
Urstadt Biddle Properties - Class A (REIT)	68	1,342
US Airways Group, Inc.* (Airlines)	425	3,226
US Ecology, Inc. (Environmental Control)	85	1,848
USA Mobility, Inc. (Telecommunications)	85	1,184
USEC, Inc.* (Mining)	357	378
USG Corp.* (Building Materials)	204	3,509
Vail Resorts, Inc. (Entertainment)	102	4,411
Valassis Communications, Inc.* (Commercial Services)	119	2,737
ValueClick, Inc.* (Internet)	187	3,691
ValueVision Media, Inc. - Class A* (Advertising)	136	282
Vantage Drilling Co.* (Oil & Gas)	544	870
VASCO Data Security International, Inc.* (Internet)	85	917
Vector Group, Ltd. (Agriculture)	187	3,314
Veeco Instruments, Inc.* (Semiconductors)	102	2,917
Venoco, Inc.* (Oil & Gas)	68	737
Vera Bradley, Inc.* (Retail)	51	1,540
Verint Systems, Inc.* (Software)	68	2,203
Viad Corp. (Commercial Services)	68	1,321
ViaSat, Inc.* (Telecommunications)	102	4,917
Vicor Corp. (Electrical Components & Equipment)	85	680
ViewPoint Financial Group, Inc. (Savings & Loans)	153	2,353
VirnetX Holding Corp.* (Internet)	102	2,441
ViroPharma, Inc.* (Pharmaceuticals)	204	6,134
Virtus Investment Partners, Inc.* (Diversified Financial Services)	17	1,458
Vitamin Shoppe, Inc.* (Retail)	68	3,006
VIVUS, Inc.* (Pharmaceuticals)	255	5,702
Vocus, Inc.* (Internet)	51	676
Volcano Corp.* (Healthcare - Products)	119	3,374
Volterra Semiconductor Corp.* (Semiconductors)	85	2,925
Vonage Holdings Corp.* (Telecommunications)	442	977
W&T Offshore, Inc. (Oil & Gas)	102	2,150
Wabash National Corp.* (Auto Manufacturers)	255	2,639
Walter Investment Management Corp. (REIT)	68	1,533
Washington REIT (REIT)	153	4,544
Washington Trust Bancorp, Inc. (Banks)	68	1,642
Watsco, Inc. (Distribution/Wholesale)	85	6,293
Watts Water Technologies, Inc. - Class A (Electronics)	68	2,771
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,435
WD-40 Co. (Household Products/Wares)	51	2,313
Web.com Group, Inc.* (Internet)	85	1,227
Websense, Inc.* (Internet)	102	2,151
Webster Financial Corp. (Banks)	153	3,469
Weis Markets, Inc. (Food)	51	2,224
WellCare Health Plans, Inc.* (Healthcare - Services)	102	7,332
Werner Enterprises, Inc. (Transportation)	136	3,381
WesBanco, Inc. (Banks)	153	3,081
West Coast Bancorp* (Banks)	68	1,287
West Pharmaceutical Services, Inc. (Healthcare - Products)	136	5,784
Westamerica Bancorp (Banks)	85	4,080
Western Alliance Bancorp* (Banks)	204	1,728
Western Refining, Inc. (Oil & Gas)	136	2,560
WGL Holdings, Inc. (Gas)	119	4,843
Winthrop Realty Trust (REIT)	119	1,379
Wintrust Financial Corp. (Banks)	85	3,042
Wolverine World Wide, Inc. (Apparel)	119	4,424
Woodward, Inc. (Electronics)	153	6,553

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Acceptance Corp.* (Diversified Financial Services)	34	$2,082
World Fuel Services Corp. (Retail)	187	7,667
Worthington Industries, Inc. (Metal Fabricate/Hardware)	170	3,261
Wright Express Corp.* (Commercial Services)	102	6,602
Wright Medical Group, Inc.* (Healthcare - Products)	102	1,971
Xyratex, Ltd. (Computers)	119	1,893
Zep, Inc. (Chemicals)	68	979
ZIOPHARM Oncology, Inc.* (Biotechnology)	187	1,010
Zoll Medical Corp.* (Healthcare - Products)	51	4,724
Zumiez, Inc.* (Retail)	51	1,842

TOTAL COMMON STOCKS (Cost $2,151,866)		2,934,186

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.1%)
Repurchase Agreements with various counterparties, rates 0.00%–0.05%, dated 3/30/12, due 4/2/12, total to be received $34,287,072	$34,287,000	$34,287,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,287,000)		34,287,000

TOTAL INVESTMENT SECURITIES (Cost $36,438,866) — 113.0%		37,221,186
Net other assets (liabilities) — (13.0)%		(4,295,155)

NET ASSETS — 100.0%		$32,926,031

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $9,655,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $3,970,560)	48	$172,711

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$34,322,436	$(311,421)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	24,658,680	(362,646)
		$(674,067)

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$2,269	NM
Aerospace/Defense	42,113	0.1%
Agriculture	11,375	NM
Airlines	16,018	NM
Apparel	42,317	0.1%
Auto Manufacturers	2,639	NM
Auto Parts & Equipment	31,074	0.1%
Banks	188,808	0.6%
Beverages	6,257	NM
Biotechnology	59,961	0.2%
Building Materials	31,341	0.1%
Chemicals	55,751	0.2%
Coal	4,908	NM
Commercial Services	197,469	0.6%
Computers	63,131	0.2%
Cosmetics/Personal Care	2,584	NM
Distribution/Wholesale	32,685	0.1%
Diversified Financial Services	46,878	0.1%
Electric	63,415	0.2%
Electrical Components & Equipment	30,094	0.1%
Electronics	69,526	0.2%
Energy - Alternate Sources	3,520	NM
Engineering & Construction	21,585	0.1%
Entertainment	27,912	0.1%
Environmental Control	25,500	0.1%
Food	51,702	0.2%
Forest Products & Paper	23,996	0.1%
Gas	33,169	0.1%
Hand/Machine Tools	2,503	NM
Healthcare - Products	102,598	0.3%
Healthcare - Services	51,603	0.2%
Holding Companies - Diversified	3,376	NM
Home Builders	12,178	NM
Home Furnishings	14,645	NM
Household Products/Wares	15,199	NM
Insurance	95,167	0.3%
Internet	64,902	0.2%
Investment Companies	22,907	0.1%
Iron/Steel	726	NM
Leisure Time	14,069	NM
Lodging	9,007	NM
Machinery - Construction & Mining	3,101	NM
Machinery - Diversified	49,367	0.1%
Media	20,606	0.1%
Metal Fabricate/Hardware	21,201	0.1%
Mining	34,232	0.1%
Miscellaneous Manufacturing	69,033	0.2%
Office Furnishings	12,187	NM
Oil & Gas	100,542	0.3%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Oil & Gas Services	$44,353	0.1%
Packaging & Containers	2,440	NM
Pharmaceuticals	95,556	0.3%
Pipelines	4,655	NM
Private Equity	2,072	NM
REIT	252,530	1.0%
Real Estate	2,970	NM
Retail	197,971	0.6%
Savings & Loans	29,251	0.1%
Semiconductors	90,929	0.3%
Software	134,732	0.4%
Storage/Warehousing	2,154	NM
Telecommunications	88,418	0.3%
Textiles	5,465	NM
Toys/Games/Hobbies	1,483	NM
Transportation	54,168	0.2%
Trucking & Leasing	9,109	NM
Water	8,784	NM
Other**	29,991,845	91.1%
Total	$32,926,031	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (48.4%)
Activision Blizzard, Inc. (Software)	7,130	$91,407
Adobe Systems, Inc.* (Software)	3,131	107,425
Akamai Technologies, Inc.* (Internet)	1,116	40,957
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,178	109,389
Altera Corp. (Semiconductors)	2,046	81,472
Amazon.com, Inc.* (Internet)	2,883	583,836
Amgen, Inc. (Biotechnology)	5,022	341,446
Apollo Group, Inc. - Class A* (Commercial Services)	806	31,144
Apple Computer, Inc.* (Computers)	5,921	3,549,462
Applied Materials, Inc. (Semiconductors)	8,215	102,195
Autodesk, Inc.* (Software)	1,426	60,348
Automatic Data Processing, Inc. (Commercial Services)	3,131	172,800
Avago Technologies, Ltd. (Semiconductors)	1,550	60,403
Baidu, Inc.ADR* (Internet)	1,736	253,057
Bed Bath & Beyond, Inc.* (Retail)	1,519	99,905
Biogen Idec, Inc.* (Biotechnology)	1,519	191,348
BMC Software, Inc.* (Software)	1,054	42,329
Broadcom Corp. - Class A (Semiconductors)	3,131	123,048
C.H. Robinson Worldwide, Inc. (Transportation)	1,023	66,996
CA, Inc. (Software)	3,100	85,436
Celgene Corp.* (Biotechnology)	2,790	216,281
Cerner Corp.* (Software)	1,085	82,634
Check Point Software Technologies, Ltd.* (Software)	1,333	85,099
Cisco Systems, Inc. (Telecommunications)	34,224	723,838
Citrix Systems, Inc.* (Software)	1,178	92,956
Cognizant Technology Solutions Corp.* (Computers)	1,922	147,898
Comcast Corp. - Class A (Media)	13,299	399,103
Costco Wholesale Corp. (Retail)	2,759	250,517
Ctrip.com International, Ltd.ADR* (Internet)	930	20,125
Dell, Inc.* (Computers)	11,408	189,373
DENTSPLY International, Inc. (Healthcare - Products)	899	36,077
DIRECTV - Class A* (Media)	4,309	212,606
Dollar Tree, Inc.* (Retail)	744	70,301
eBay, Inc.* (Internet)	8,184	301,908
Electronic Arts, Inc.* (Software)	2,108	34,740
Expedia, Inc. (Internet)	775	25,916
Expeditors International of Washington, Inc. (Transportation)	1,333	61,998
Express Scripts, Inc.* (Pharmaceuticals)	3,069	166,278
F5 Networks, Inc.* (Internet)	496	66,940
Fastenal Co. (Distribution/Wholesale)	1,891	102,303
First Solar, Inc.* (Energy - Alternate Sources)	558	13,978
Fiserv, Inc.* (Software)	868	60,231
Flextronics International, Ltd.* (Electronics)	4,371	31,602
Fossil, Inc.* (Distribution/Wholesale)	403	53,188
Garmin, Ltd. (Electronics)	1,240	58,218
Gilead Sciences, Inc.* (Biotechnology)	4,805	234,724
Google, Inc. - Class A* (Internet)	1,643	1,053,557
Green Mountain Coffee Roasters, Inc.* (Beverages)	992	46,465
Henry Schein, Inc.* (Healthcare - Products)	558	42,229
Infosys Technologies, Ltd.ADR (Computers)	527	30,055
Intel Corp. (Semiconductors)	31,744	892,324
Intuit, Inc. (Software)	1,860	111,842
Intuitive Surgical, Inc.* (Healthcare - Products)	248	134,354
KLA -Tencor Corp. (Semiconductors)	1,054	57,359
Lam Research Corp.* (Semiconductors)	775	34,580
Liberty Media Holding Corp. - Interactive Series A* (Internet)	3,472	66,280
Life Technologies Corp.* (Biotechnology)	1,147	55,997
Linear Technology Corp. (Semiconductors)	1,457	49,101
Marvell Technology Group, Ltd.* (Semiconductors)	3,720	58,516
Mattel, Inc. (Toys/Games/Hobbies)	2,139	71,999
Maxim Integrated Products, Inc. (Semiconductors)	1,860	53,177
Microchip Technology, Inc. (Semiconductors)	1,209	44,975
Micron Technology, Inc.* (Semiconductors)	6,262	50,722
Microsoft Corp. (Software)	53,320	1,719,570
Monster Beverage Corp.* (Beverages)	1,116	69,292
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,697	63,245
NetApp, Inc.* (Computers)	2,263	101,314
Netflix, Inc.* (Internet)	341	39,229
News Corp. - Class A (Media)	10,633	209,364
Nuance Communications, Inc.* (Software)	1,953	49,958
NVIDIA Corp.* (Semiconductors)	3,875	59,636
O’Reilly Automotive, Inc.* (Retail)	806	73,628
Oracle Corp. (Software)	31,930	931,079
PACCAR, Inc. (Auto Manufacturers)	2,263	105,976
Paychex, Inc. (Commercial Services)	2,294	71,091
Perrigo Co. (Pharmaceuticals)	589	60,850
Priceline.com, Inc.* (Internet)	310	222,425
Qualcomm, Inc. (Telecommunications)	10,757	731,691
Randgold Resources, Ltd.ADR (Mining)	341	30,001
Research In Motion, Ltd.* (Computers)	3,317	48,793
Ross Stores, Inc. (Retail)	1,457	84,652
SanDisk Corp.* (Computers)	1,550	76,864
Seagate Technology PLC (Computers)	2,852	76,861
Sears Holdings Corp.* (Retail)	682	45,182
Sigma-Aldrich Corp. (Chemicals)	775	56,621
Sirius XM Radio, Inc.* (Media)	23,870	55,140
Staples, Inc. (Retail)	4,402	71,224
Starbucks Corp. (Retail)	4,774	266,819
Stericycle, Inc.* (Environmental Control)	527	44,078
Symantec Corp.* (Internet)	4,619	86,375

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	4,433	$199,751
VeriSign, Inc. (Internet)	1,023	39,222
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,333	54,666
Virgin Media, Inc. (Telecommunications)	1,767	44,140
Vodafone Group PLCADR (Telecommunications)	5,549	153,541
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,581	26,577
Whole Foods Market, Inc. (Food)	1,147	95,430
Wynn Resorts, Ltd. (Lodging)	651	81,297
Xilinx, Inc. (Semiconductors)	1,674	60,984
Yahoo!, Inc.* (Internet)	7,719	117,483

TOTAL COMMON STOCKS (Cost $8,577,369)		19,110,816

	Principal Amount	Value
Repurchase Agreements(a)(b) (63.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $25,124,053	$25,124,000	$25,124,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,124,000)		25,124,000

TOTAL INVESTMENT SECURITIES (Cost $33,701,369) — 112.0%		44,234,816
Net other assets (liabilities) — (12.0)%		(4,733,436)

NET ASSETS — 100.0%		$39,501,380

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $9,105,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $7,537,740)	137	$403,484

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$19,819,433	$(109,371)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	32,698,095	(407,626)
		$(516,997)

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$105,976	0.3%
Beverages	115,757	0.3%
Biotechnology	1,203,851	3.1%
Chemicals	56,621	0.2%
Commercial Services	275,035	0.7%
Computers	4,220,620	10.7%
Distribution/Wholesale	155,491	0.4%
Electronics	89,820	0.2%
Energy - Alternate Sources	13,978	NM
Environmental Control	44,078	0.1%
Food	95,430	0.2%
Healthcare - Products	212,660	0.5%
Internet	2,917,310	7.4%
Lodging	81,297	0.2%
Media	876,213	2.2%
Mining	30,001	0.1%
Pharmaceuticals	516,701	1.3%
Retail	962,228	2.4%
Semiconductors	1,728,492	4.4%
Software	3,555,054	9.0%
Telecommunications	1,653,210	4.2%
Toys/Games/Hobbies	71,999	0.2%
Transportation	128,994	0.3%
Other**	20,390,564	51.6%
Total	$39,501,380	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.2%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $21,680,033	$21,680,000	$21,680,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,680,000)		21,680,000

TOTAL INVESTMENT SECURITIES (Cost $21,680,000) — 103.2%		21,680,000
Net other assets (liabilities) — (3.2)%		(666,345)

NET ASSETS — 100.0%		$21,013,655

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $3,362,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $3,086,050)	44	$(122,837)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(7,052,140)	$18,440
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(10,849,985)	23,349
		$41,789

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (106.1%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $1,412,002	$1,412,000	$1,412,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,412,000)		1,412,000

TOTAL INVESTMENT SECURITIES (Cost $1,412,000) — 106.1%		1,412,000
Net other assets (liabilities) — (6.1)%		(81,203)

NET ASSETS — 100.0%		$1,330,797

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $761,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $297,240)	3	$(8,855)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(303,099)	$2,722
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(727,135)	4,470
		$7,192

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (b) (99.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $4,709,007	4,709,000	$4,709,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,709,000)		4,709,000

TOTAL INVESTMENT SECURITIES (Cost $4,709,000) — 99.3%		4,709,000
Net other assets (liabilities) — 0.7%		33,313

NET ASSETS — 100.0%		$4,742,313

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $1,134,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 6/18/12 (Underlying notional amount at value $661,760)	8	$(28,815)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(921,164)	$10,417
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,156,338)	35,620
		$46,037

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (112.2%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $66,000	$66,000	$66,000

TOTAL REPURCHASE AGREEMENTS (Cost $66,000)		66,000

TOTAL INVESTMENT SECURITIES (Cost $66,000) — 112.2%		66,000
Net other assets (liabilities) — (12.2)%		(7,151)

NET ASSETS — 100.0%		$58,849

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $17,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(40,297)	$(50)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(18,710)	(30)
		$(80)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $5,646,008	$5,646,000	$5,646,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,646,000)		5,646,000

TOTAL INVESTMENT SECURITIES (Cost $5,646,000) — 101.3%		5,646,000
Net other assets (liabilities) — (1.3)%		(73,186)

NET ASSETS — 100.0%		$5,572,814

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $857,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $935,340)	17	$(50,131)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,487,833)	$25,274
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,146,500)	22,017
		$47,291

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.1%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $1,587,002	$1,587,000	$1,587,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,587,000)		1,587,000

TOTAL INVESTMENT SECURITIES (Cost $1,587,000) — 100.1%		1,587,000
Net other assets (liabilities) — (0.1)%		(1,646)

NET ASSETS — 100.0%		$1,585,354

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $597,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(545,306)	$1,571
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,042,298)	4,351
		$5,922

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $1,791,003	$1,791,000	$1,791,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,791,000)		1,791,000

TOTAL INVESTMENT SECURITIES (Cost $1,791,000) — 98.6%		1,791,000
Net other assets (liabilities) — 1.4%		25,131

NET ASSETS — 100.0%		$1,816,131

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $574,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(711,144)	$8,347
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,111,909)	10,366
		$18,713

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.0%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $299,000	$299,000	$299,000

TOTAL REPURCHASE AGREEMENTS (Cost $299,000)		299,000

TOTAL INVESTMENT SECURITIES (Cost $299,000) — 102.0%		299,000
Net other assets (liabilities) — (2.0)%		(5,797)

NET ASSETS — 100.0%		$293,203

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $169,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(580,833)	$(727)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(4,807)	664
		$(63)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (b) (97.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $1,197,002	$1,197,000	$1,197,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,197,000)		1,197,000

TOTAL INVESTMENT SECURITIES (Cost $1,197,000) — 97.6%		1,197,000
Net other assets (liabilities) — 2.4%		28,892

NET ASSETS — 100.0%		$1,225,892

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $477,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/18/12 (Underlying notional amount at value $275,100)	5	$(11,227)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,605,252)	$16,128
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(562,706)	5,273
		$21,401

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (61.2%)
Associated Banc-Corp. (Banks)	1,512	$21,107
Astoria Financial Corp. (Savings & Loans)	756	7,454
BancorpSouth, Inc. (Banks)	648	8,729
Bank of America Corp. (Banks)	87,696	839,251
Bank of Hawaii Corp. (Banks)	432	20,887
BB&T Corp. (Banks)	6,048	189,847
BOK Financial Corp. (Banks)	216	12,156
CapitalSource, Inc. (Banks)	2,376	15,682
Capitol Federal Financial, Inc. (Savings & Loans)	1,512	17,932
Cathay Bancorp, Inc. (Banks)	648	11,470
Citigroup, Inc. (Banks)	25,164	919,744
City National Corp. (Banks)	432	22,667
Comerica, Inc. (Banks)	1,728	55,918
Commerce Bancshares, Inc. (Banks)	648	26,257
Cullen/Frost Bankers, Inc. (Banks)	540	31,423
East West Bancorp, Inc. (Banks)	1,296	29,925
F.N.B. Corp. (Banks)	1,188	14,351
Fifth Third Bancorp (Banks)	7,992	112,288
First Financial Bankshares, Inc. (Banks)	324	11,408
First Horizon National Corp. (Banks)	2,269	23,548
First Midwest Bancorp, Inc. (Banks)	648	7,763
First Niagara Financial Group, Inc. (Savings & Loans)	2,592	25,505
First Republic Bank* (Banks)	648	21,345
FirstMerit Corp. (Banks)	972	16,388
Fulton Financial Corp. (Banks)	1,728	18,144
Glacier Bancorp, Inc. (Banks)	648	9,681
Hancock Holding Co. (Banks)	648	23,010
Hudson City Bancorp, Inc. (Savings & Loans)	4,212	30,790
Huntington Bancshares, Inc. (Banks)	7,452	48,065
IBERIABANK Corp. (Banks)	216	11,550
International Bancshares Corp. (Banks)	540	11,421
J.P. Morgan Chase & Co. (Banks)	33,048	1,519,547
KeyCorp (Banks)	8,316	70,686
M&T Bank Corp. (Banks)	1,080	93,830
MB Financial, Inc. (Banks)	432	9,068
National Penn Bancshares, Inc. (Banks)	1,080	9,558
New York Community Bancorp (Savings & Loans)	3,780	52,580
Old National Bancorp (Banks)	864	11,353
PacWest Bancorp (Banks)	324	7,873
Park National Corp. (Banks)	108	7,470
People’s United Financial, Inc. (Savings & Loans)	3,132	41,468
PNC Financial Services Group (Banks)	4,536	292,527
Popular, Inc.* (Banks)	8,856	18,155
PrivateBancorp, Inc. (Banks)	540	8,192
Prosperity Bancshares, Inc. (Banks)	432	19,786
Provident Financial Services, Inc. (Savings & Loans)	540	7,846
Regions Financial Corp. (Banks)	12,204	80,424
Signature Bank* (Banks)	432	27,233
SunTrust Banks, Inc. (Banks)	4,644	112,245
Susquehanna Bancshares, Inc. (Banks)	1,620	16,006
SVB Financial Group* (Banks)	324	20,846
Synovus Financial Corp. (Banks)	6,372	13,063
TCF Financial Corp. (Banks)	1,296	15,409
TFS Financial Corp.* (Savings & Loans)	756	7,182
Trustmark Corp. (Banks)	540	13,489
U.S. Bancorp (Banks)	16,632	526,902
UMB Financial Corp. (Banks)	324	14,494
Umpqua Holdings Corp. (Banks)	972	13,180
United Bankshares, Inc. (Banks)	432	12,468
Valley National Bancorp (Banks)	1,620	20,979
Washington Federal, Inc. (Savings & Loans)	972	16,349
Webster Financial Corp. (Banks)	648	14,690
Wells Fargo & Co. (Banks)	43,308	1,478,535
Westamerica Bancorp (Banks)	216	10,368
Wintrust Financial Corp. (Banks)	324	11,596
Zions Bancorp (Banks)	1,620	34,765

TOTAL COMMON STOCKS (Cost $5,462,850)		7,245,868

	Principal Amount	Value
Repurchase Agreements(a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $24,000	$24,000	$24,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $5,486,850) — 61.4%		7,269,868
Net other assets (liabilities) — 38.6%		4,573,203

NET ASSETS — 100.0%		$11,843,071

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	4,599,448	(552)

ProFund VP Banks invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Banks	$7,038,762	59.5%
Savings & Loans	207,106	1.7%
Other**	4,597,203	38.8%
Total	$11,843,071	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.7%)
AbitibiBowater, Inc.* (Forest Products & Paper)	5,064	$72,314
Air Products & Chemicals, Inc. (Chemicals)	13,926	1,278,407
Airgas, Inc. (Chemicals)	4,642	412,999
AK Steel Holding Corp. (Iron/Steel)	7,596	57,426
Albemarle Corp. (Chemicals)	6,119	391,126
Alcoa, Inc. (Mining)	74,272	744,205
Allegheny Technologies, Inc. (Iron/Steel)	7,385	304,040
Allied Nevada Gold Corp.* (Mining)	5,697	185,323
Alpha Natural Resources, Inc.* (Coal)	15,403	234,280
Arch Coal, Inc. (Coal)	14,981	160,447
Ashland, Inc. (Chemicals)	5,064	309,208
Avery Dennison Corp. (Household Products/Wares)	7,385	222,510
Cabot Corp. (Chemicals)	4,009	171,104
Calgon Carbon Corp.* (Environmental Control)	4,009	62,580
Carpenter Technology Corp. (Iron/Steel)	3,165	165,308
Celanese Corp. - Series A (Chemicals)	10,972	506,687
CF Industries Holdings, Inc. (Chemicals)	5,064	924,940
Chemtura Corp.* (Chemicals)	6,752	114,649
Cliffs Natural Resources, Inc. (Iron/Steel)	9,917	686,851
Coeur d’Alene Mines Corp.* (Mining)	6,330	150,274
Commercial Metals Co. (Metal Fabricate/Hardware)	8,018	118,827
Compass Minerals International, Inc. (Mining)	2,321	166,509
CONSOL Energy, Inc. (Coal)	15,825	539,632
Cytec Industries, Inc. (Chemicals)	3,376	205,227
Domtar Corp. (Forest Products & Paper)	2,532	241,502
E.I. du Pont de Nemours & Co. (Chemicals)	65,199	3,449,027
Eastman Chemical Co. (Chemicals)	9,073	468,983
FMC Corp. (Chemicals)	4,853	513,739
Freeport-McMoRan Copper & Gold, Inc. (Mining)	65,832	2,504,249
Fuller (H.B.) Co. (Chemicals)	3,376	110,834
Hecla Mining Co. (Mining)	19,412	89,683
Huntsman Corp. (Chemicals)	13,504	189,191
International Flavors & Fragrances, Inc. (Chemicals)	5,697	333,844
International Paper Co. (Forest Products & Paper)	28,274	992,417
Intrepid Potash, Inc.* (Chemicals)	3,587	87,272
Kaiser Aluminum Corp. (Mining)	1,266	59,831
LyondellBasell Industries N.V. - Class A (Chemicals)	23,632	1,031,537
Minerals Technologies, Inc. (Chemicals)	1,266	82,809
Molycorp, Inc.* (Mining)	4,220	142,763
NewMarket Corp. (Chemicals)	633	118,624
Newmont Mining Corp. (Mining)	34,182	1,752,511
Nucor Corp. (Iron/Steel)	19,834	851,870
Olin Corp. (Chemicals)	5,064	110,142
OM Group, Inc.* (Chemicals)	2,321	63,851
Patriot Coal Corp.* (Coal)	6,330	39,499
Peabody Energy Corp. (Coal)	18,990	549,950
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,743	96,444
PPG Industries, Inc. (Chemicals)	10,761	1,030,904
Praxair, Inc. (Chemicals)	21,311	2,443,093
Reliance Steel & Aluminum Co. (Iron/Steel)	5,275	297,932
Rockwood Holdings, Inc.* (Chemicals)	4,853	253,084
Royal Gold, Inc. (Mining)	4,009	261,467
RPM, Inc. (Chemicals)	9,073	237,622
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,110	48,657
Schulman (A.), Inc. (Chemicals)	2,110	57,012
Sensient Technologies Corp. (Chemicals)	3,587	136,306
Sigma-Aldrich Corp. (Chemicals)	7,174	524,132
Solutia, Inc. (Chemicals)	8,440	235,814
Southern Copper Corp. (Mining)	12,027	381,376
Steel Dynamics, Inc. (Iron/Steel)	15,192	220,892
Stillwater Mining Co.* (Mining)	8,018	101,348
The Dow Chemical Co. (Chemicals)	82,079	2,843,217
The Mosaic Co. (Chemicals)	20,678	1,143,287
Titanium Metals Corp. (Mining)	5,697	77,251
United States Steel Corp. (Iron/Steel)	9,917	291,262
W.R. Grace & Co.* (Chemicals)	4,220	243,916
Walter Energy, Inc. (Coal)	4,431	262,360
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,798	72,846

TOTAL COMMON STOCKS (Cost $15,898,054)		33,229,223

TOTAL INVESTMENT SECURITIES (Cost $15,898,054) — 100.7%		33,229,223
Net other assets (liabilities) — (0.7)%		(217,346)

NET ASSETS — 100.0%		$33,011,877

*	Non-income producing security

ProFund VP Basic Materials invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Chemicals	$20,022,587	60.7%
Coal	1,786,168	5.4%
Environmental Control	62,580	0.2%
Forest Products & Paper	1,306,233	4.0%
Household Products/Wares	222,510	0.7%
Iron/Steel	2,875,581	8.7%
Metal Fabricate/Hardware	240,330	0.7%
Mining	6,616,790	20.0%
Miscellaneous Manufacturing	96,444	0.3%
Other**	(217,346)	(0.7)%
Total	$33,011,877	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (66.4%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,695	$45,002
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,023	745,016
Amgen, Inc. (Biotechnology)	38,081	2,589,127
Amylin Pharmaceuticals, Inc.* (Biotechnology)	5,763	143,845
Biogen Idec, Inc.* (Biotechnology)	10,509	1,323,819
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,972	170,291
Celgene Corp.* (Biotechnology)	19,097	1,480,399
Charles River Laboratories International, Inc.* (Biotechnology)	2,147	77,485
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,599	112,407
Dendreon Corp.* (Biotechnology)	6,441	68,629
Gen-Probe, Inc.* (Healthcare - Products)	2,147	142,582
Gilead Sciences, Inc.* (Biotechnology)	32,544	1,589,774
Human Genome Sciences, Inc.* (Biotechnology)	10,057	82,870
Illumina, Inc.* (Biotechnology)	5,424	285,357
Incyte Corp.* (Biotechnology)	4,294	82,874
InterMune, Inc.* (Biotechnology)	2,825	41,443
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,068	35,676
Life Technologies Corp.* (Biotechnology)	7,684	375,133
Myriad Genetics, Inc.* (Biotechnology)	3,729	88,228
Nektar Therapeutics* (Pharmaceuticals)	4,972	39,378
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,712	102,188
PDL BioPharma, Inc. (Biotechnology)	6,102	38,748
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,164	368,986
Seattle Genetics, Inc.* (Biotechnology)	4,407	89,815
Techne Corp. (Healthcare - Products)	1,582	110,898
United Therapeutics Corp.* (Biotechnology)	2,260	106,514
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,040	370,730

TOTAL COMMON STOCKS (Cost $6,258,696)		10,707,214

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $48,000	$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000

TOTAL INVESTMENT SECURITIES (Cost $6,306,696) — 66.7%		10,755,214
Net other assets (liabilities) — 33.3%		5,364,365

NET ASSETS — 100.0%		$16,119,579

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$5,399,352	$(648)

ProFund VP Biotechnology invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Biotechnology	$10,106,201	62.6%
Healthcare - Products	253,480	1.6%
Pharmaceuticals	347,533	2.2%
Other**	5,412,365	33.6%
Total	$16,119,579	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.8%)
Activision Blizzard, Inc. (Software)	5,074	$65,049
Altria Group, Inc. (Agriculture)	24,780	764,959
Archer-Daniels-Midland Co. (Agriculture)	7,434	235,360
Avon Products, Inc. (Cosmetics/Personal Care)	5,192	100,517
Beam, Inc. (Beverages)	1,888	110,580
BorgWarner, Inc.* (Auto Parts & Equipment)	1,298	109,473
Briggs & Stratton Corp. (Machinery - Diversified)	590	10,579
Brown-Forman Corp. (Beverages)	1,298	108,240
Brunswick Corp. (Leisure Time)	1,062	27,346
Bunge, Ltd. (Agriculture)	1,770	121,139
Campbell Soup Co. (Food)	2,360	79,886
Carter’s, Inc.* (Apparel)	590	29,364
Church & Dwight, Inc. (Household Products/Wares)	1,770	87,066
Clorox Co. (Household Products/Wares)	1,652	113,575
Coach, Inc. (Apparel)	3,540	273,571
Coca-Cola Co. (Beverages)	25,370	1,877,634
Coca-Cola Enterprises, Inc. (Beverages)	3,658	104,619
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,428	530,750
ConAgra Foods, Inc. (Food)	5,074	133,243
Constellation Brands, Inc.* (Beverages)	2,124	50,105
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	708	10,776
Corn Products International, Inc. (Food)	944	54,422
Crocs, Inc.* (Apparel)	1,062	22,217
D.R. Horton, Inc. (Home Builders)	3,422	51,912
Dana Holding Corp. (Auto Parts & Equipment)	1,770	27,435
Darling International, Inc.* (Environmental Control)	1,416	24,667
Dean Foods Co.* (Food)	2,242	27,151
Deckers Outdoor Corp.* (Apparel)	472	29,760
Diamond Foods, Inc. (Food)	236	5,386
Dr. Pepper Snapple Group, Inc. (Beverages)	2,596	104,385
Electronic Arts, Inc.* (Software)	4,012	66,118
Energizer Holdings, Inc.* (Electrical Components & Equipment)	826	61,273
Flowers Foods, Inc. (Food)	1,652	33,651
Ford Motor Co. (Auto Manufacturers)	45,194	564,473
Fossil, Inc.* (Distribution/Wholesale)	590	77,868
Fresh Del Monte Produce, Inc. (Food)	472	10,780
General Mills, Inc. (Food)	7,316	288,616
General Motors Co.* (Auto Manufacturers)	6,962	178,575
Gentex Corp. (Electronics)	1,770	43,365
Genuine Parts Co. (Distribution/Wholesale)	1,888	118,472
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,534	71,853
Hanesbrands, Inc.* (Apparel)	1,180	34,857
Harley-Davidson, Inc. (Leisure Time)	2,832	138,995
Harman International Industries, Inc. (Home Furnishings)	826	38,665
Hasbro, Inc. (Toys/Games/Hobbies)	1,416	51,995
Heinz (H.J.) Co. (Food)	3,894	208,524
Herbalife, Ltd. (Pharmaceuticals)	1,416	97,449
Herman Miller, Inc. (Office Furnishings)	708	16,256
HNI Corp. (Office Furnishings)	472	13,098
Hormel Foods Corp. (Food)	1,770	52,250
Iconix Brand Group, Inc.* (Apparel)	944	16,407
Jarden Corp. (Household Products/Wares)	944	37,977
Johnson Controls, Inc. (Auto Parts & Equipment)	8,260	268,285
Kellogg Co. (Food)	2,950	158,208
Kimberly-Clark Corp. (Household Products/Wares)	4,720	348,761
Kraft Foods, Inc. (Food)	21,358	811,818
Lancaster Colony Corp. (Food)	236	15,685
Lear Corp. (Auto Parts & Equipment)	1,298	60,344
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,652	38,012
Lennar Corp. - Class A (Home Builders)	1,888	51,316
LKQ Corp.* (Distribution/Wholesale)	1,770	55,171
Lorillard, Inc. (Agriculture)	1,652	213,901
M.D.C. Holdings, Inc. (Home Builders)	472	12,173
Mattel, Inc. (Toys/Games/Hobbies)	4,130	139,016
McCormick & Co., Inc. (Food)	1,416	77,073
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,478	204,385
Michael Kors Holdings, Ltd.* (Retail)	472	21,990
Mohawk Industries, Inc.* (Textiles)	708	47,089
Molson Coors Brewing Co. - Class B (Beverages)	1,888	85,432
Monsanto Co. (Chemicals)	6,490	517,642
Monster Beverage Corp.* (Beverages)	1,888	117,226
Newell Rubbermaid, Inc. (Housewares)	3,540	63,047
NIKE, Inc. - Class B (Apparel)	4,602	499,041
Nu Skin Enterprises, Inc. (Retail)	708	41,000
NVR, Inc.* (Home Builders)	118	85,707
PepsiCo, Inc. (Beverages)	18,998	1,260,517
Philip Morris International, Inc. (Agriculture)	20,886	1,850,708
Polaris Industries, Inc. (Leisure Time)	826	59,596
Pool Corp. (Distribution/Wholesale)	590	22,078
Post Holdings, Inc.* (Food)	354	11,657
Procter & Gamble Co. (Cosmetics/Personal Care)	33,276	2,236,480
PulteGroup, Inc.* (Home Builders)	4,130	36,550
PVH Corp. (Retail)	708	63,246
Ralcorp Holdings, Inc.* (Food)	708	52,456
Ralph Lauren Corp. (Apparel)	708	123,426
Reynolds American, Inc. (Agriculture)	4,130	171,147
Sara Lee Corp. (Food)	7,080	152,432
Smithfield Foods, Inc.* (Food)	1,770	38,993
Snap-on, Inc. (Hand/Machine Tools)	708	43,167
Stanley Black & Decker, Inc. (Hand/Machine Tools)	2,006	154,382
Steven Madden, Ltd.* (Apparel)	472	20,178

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Take-Two Interactive Software, Inc.* (Software)	1,062	$16,339
Tempur-Pedic International, Inc.* (Home Furnishings)	826	69,739
Tenneco, Inc.* (Auto Parts & Equipment)	708	26,302
Tesla Motors, Inc.* (Auto Manufacturers)	708	26,366
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,832	175,414
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,950	33,099
The Hain Celestial Group, Inc.* (Food)	472	20,678
The Hershey Co. (Food)	1,888	115,791
The JM Smucker Co. - Class A (Food)	1,416	115,206
The Jones Group, Inc. (Apparel)	944	11,857
The Middleby Corp.* (Machinery - Diversified)	236	23,878
The Ryland Group, Inc. (Home Builders)	590	11,375
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	472	25,564
The Warnaco Group, Inc.* (Apparel)	472	27,565
Thor Industries, Inc. (Home Builders)	590	18,620
TiVo, Inc.* (Home Furnishings)	1,416	16,978
Toll Brothers, Inc.* (Home Builders)	1,770	42,462
Tootsie Roll Industries, Inc. (Food)	355	8,133
TreeHouse Foods, Inc.* (Food)	472	28,084
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,298	60,292
Tupperware Corp. (Household Products/Wares)	708	44,958
Tyson Foods, Inc. - Class A (Food)	3,658	70,051
Under Armour, Inc. - Class A* (Apparel)	472	44,368
Universal Corp. (Agriculture)	236	10,998
V.F. Corp. (Apparel)	1,062	155,031
Visteon Corp.* (Auto Parts & Equipment)	590	31,270
WABCO Holdings, Inc.* (Auto Parts & Equipment)	826	49,956
WD-40 Co. (Household Products/Wares)	236	10,703
Whirlpool Corp. (Home Furnishings)	944	72,556
Wolverine World Wide, Inc. (Apparel)	590	21,936

TOTAL COMMON STOCKS (Cost $11,756,170)		19,127,587

TOTAL INVESTMENT SECURITIES (Cost $11,756,170) — 99.8%		19,127,587
Net other assets (liabilities) — 0.2%		38,627

NET ASSETS — 100.0%		$19,166,214

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Agriculture	$3,368,212	17.6%
Apparel	1,309,578	6.8%
Auto Manufacturers	769,414	4.0%
Auto Parts & Equipment	677,232	3.5%
Beverages	3,890,591	20.4%
Chemicals	517,642	2.7%
Cosmetics/Personal Care	3,043,161	15.9%
Distribution/Wholesale	273,589	1.4%
Electrical Components & Equipment	61,273	0.3%
Electronics	43,365	0.2%
Environmental Control	24,667	0.1%
Food	2,570,174	13.4%
Hand/Machine Tools	197,549	1.0%
Home Builders	310,115	1.6%
Home Furnishings	197,938	1.0%
Household Products/Wares	668,604	3.5%
Housewares	63,047	0.3%
Leisure Time	225,937	1.2%
Machinery - Diversified	34,457	0.2%
Miscellaneous Manufacturing	38,012	0.2%
Office Furnishings	29,354	0.2%
Pharmaceuticals	301,834	1.6%
Retail	126,236	0.7%
Software	147,506	0.8%
Textiles	47,089	0.2%
Toys/Games/Hobbies	191,011	1.0%
Other**	38,627	0.2%
Total	$19,166,214	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	1,075	$27,843
Abercrombie & Fitch Co. - Class A (Retail)	1,290	63,997
Acxiom Corp.* (Software)	1,290	18,937
Advance Auto Parts, Inc. (Retail)	1,075	95,213
Aeropostale, Inc.* (Retail)	1,290	27,890
Alaska Air Group, Inc.* (Airlines)	1,290	46,208
Amazon.com, Inc.* (Internet)	5,375	1,088,491
AMC Networks, Inc. - Class A* (Media)	860	38,382
American Eagle Outfitters, Inc. (Retail)	3,010	51,742
AmerisourceBergen Corp. (Pharmaceuticals)	4,085	162,093
ANN, Inc.* (Retail)	860	24,630
Apollo Group, Inc. - Class A* (Commercial Services)	1,720	66,461
Arbitron, Inc. (Commercial Services)	430	15,901
Ascena Retail Group, Inc.* (Retail)	1,075	47,644
AutoNation, Inc.* (Retail)	430	14,753
AutoZone, Inc.* (Retail)	430	159,874
Avis Budget Group, Inc.* (Commercial Services)	1,720	24,338
Bally Technologies, Inc.* (Entertainment)	645	30,154
Bed Bath & Beyond, Inc.* (Retail)	3,655	240,389
Best Buy Co., Inc. (Retail)	4,300	101,824
Big Lots, Inc.* (Retail)	1,075	46,246
Bob Evans Farms, Inc. (Retail)	430	16,220
Brinker International, Inc. (Retail)	1,290	35,540
Cablevision Systems Corp. NY - Class A (Media)	3,440	50,499
Cardinal Health, Inc. (Pharmaceuticals)	5,375	231,716
Career Education Corp.* (Commercial Services)	860	6,932
CarMax, Inc.* (Retail)	3,440	119,196
Carnival Corp. - Class A (Leisure Time)	6,235	200,019
Casey’s General Stores, Inc. (Retail)	645	35,772
CBS Corp. - Class B (Media)	9,245	313,498
CEC Entertainment, Inc. (Retail)	215	8,151
Charter Communications, Inc. - Class A* (Media)	645	40,925
Chemed Corp. (Commercial Services)	215	13,476
Chico’s FAS, Inc. (Retail)	2,580	38,958
Chipotle Mexican Grill, Inc.* (Retail)	430	179,740
Choice Hotels International, Inc. (Lodging)	430	16,056
Cinemark Holdings, Inc. (Entertainment)	1,505	33,035
Collective Brands, Inc.* (Retail)	860	16,908
Comcast Corp. - Class A (Media)	32,035	961,370
Comcast Corp. - Special Class A (Media)	9,890	291,854
Copart, Inc.* (Retail)	1,720	44,840
Costco Wholesale Corp. (Retail)	6,665	605,182
Cracker Barrel Old Country Store, Inc. (Retail)	430	23,994
CTC Media, Inc. (Media)	860	10,002
CVS Caremark Corp. (Retail)	19,995	895,776
Darden Restaurants, Inc. (Retail)	1,935	98,995
Delta Air Lines, Inc.* (Airlines)	12,900	127,839
DeVry, Inc. (Commercial Services)	860	29,128
Dick’s Sporting Goods, Inc. (Retail)	1,505	72,360
Dillards, Inc. - Class A (Retail)	645	40,648
DIRECTV - Class A* (Media)	10,320	509,189
Discovery Communications, Inc. - Class A* (Media)	2,150	108,790
Discovery Communications, Inc. - Class C* (Media)	1,720	80,634
DISH Network Corp. - Class A (Media)	3,225	106,199
Dolby Laboratories, Inc. - Class A* (Electronics)	860	32,732
Dollar General Corp.* (Retail)	1,935	89,397
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	430	34,791
Dollar Tree, Inc.* (Retail)	1,935	182,838
Domino’s Pizza, Inc. (Retail)	860	31,218
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,075	19,834
Dun & Bradstreet Corp. (Software)	645	54,651
eBay, Inc.* (Internet)	16,985	626,577
Expedia, Inc. (Internet)	1,505	50,327
Express, Inc.* (Retail)	1,075	26,854
FactSet Research Systems, Inc. (Media)	645	63,881
Family Dollar Stores, Inc. (Retail)	1,720	108,842
Foot Locker, Inc. (Retail)	2,365	73,433
GameStop Corp. - Class A (Retail)	2,150	46,956
Gannett Co., Inc. (Media)	3,655	56,031
Gaylord Entertainment Co.* (Lodging)	645	19,866
Genesco, Inc.* (Retail)	430	30,810
GNC Acquisition Holdings, Inc. - Class A (Retail)	1,075	37,507
Group 1 Automotive, Inc. (Retail)	430	24,153
GUESS?, Inc. (Retail)	1,075	33,594
H & R Block, Inc. (Commercial Services)	4,515	74,362
Hertz Global Holdings, Inc.* (Commercial Services)	3,655	54,971
Hillenbrand, Inc. (Commercial Services)	860	19,737
HSN, Inc. (Retail)	645	24,529
Hyatt Hotels Corp. - Class A* (Lodging)	645	27,554
IHS, Inc. - Class A* (Computers)	645	60,404
International Game Technology (Entertainment)	4,515	75,807
International Speedway Corp. - Class A (Entertainment)	430	11,933
ITT Educational Services, Inc.* (Commercial Services)	430	28,440
J.C. Penney Co., Inc. (Retail)	2,365	83,792
Jack in the Box, Inc.* (Retail)	645	15,461
JetBlue Airways Corp.* (Airlines)	3,870	18,924
John Wiley & Sons, Inc. (Media)	860	40,927
Kohls Corp. (Retail)	3,655	182,860
Kroger Co. (Food)	8,170	197,959
Lamar Advertising Co. - Class A* (Advertising)	860	27,873
Las Vegas Sands Corp. (Lodging)	6,020	346,571
Liberty Global, Inc. - Class A* (Media)	2,150	107,672

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Global, Inc. - Series C* (Media)	1,720	$82,371
Liberty Media Corp. - Liberty Capital - Class A* (Media)	1,720	151,618
Liberty Media Holding Corp. - Interactive Series A* (Internet)	8,815	168,278
Life Time Fitness, Inc.* (Leisure Time)	645	32,618
Live Nation, Inc.* (Commercial Services)	2,580	24,252
Lowe’s Cos., Inc. (Retail)	19,350	607,203
Macy’s, Inc. (Retail)	6,450	256,258
Madison Square Garden, Inc. - Class A* (Entertainment)	860	29,412
Marriott International, Inc. - Class A (Lodging)	4,516	170,926
Marriott Vacations Worldwide Corp.* (Entertainment)	430	12,259
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	430	13,605
McDonald’s Corp. (Retail)	15,910	1,560,771
McGraw-Hill Cos., Inc. (Media)	4,515	218,842
McKesson Corp. (Pharmaceuticals)	3,870	339,670
Meredith Corp. (Media)	645	20,937
MGM Resorts International* (Lodging)	4,945	67,351
Morningstar, Inc. (Commercial Services)	430	27,112
Neilsen Holdings N.V.* (Media)	1,075	32,401
Netflix, Inc.* (Internet)	860	98,934
News Corp. - Class A (Media)	27,950	550,335
News Corp. - Class B (Media)	6,665	133,167
Nordstrom, Inc. (Retail)	2,580	143,758
O’Reilly Automotive, Inc.* (Retail)	1,935	176,762
Office Depot, Inc.* (Retail)	4,300	14,835
Omnicare, Inc. (Pharmaceuticals)	1,720	61,180
Omnicom Group, Inc. (Advertising)	4,300	217,795
OpenTable, Inc.* (Internet)	430	17,402
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,505	15,351
P.F. Chang’s China Bistro, Inc. (Retail)	430	16,994
Panera Bread Co. - Class A* (Retail)	430	69,196
Papa John’s International, Inc.* (Retail)	215	8,097
Penn National Gaming* (Entertainment)	1,075	46,203
PetSmart, Inc. (Retail)	1,720	98,418
Pier 1 Imports, Inc.* (Retail)	1,720	31,270
Pinnacle Entertainment, Inc.* (Entertainment)	860	9,899
Priceline.com, Inc.* (Internet)	860	617,050
RadioShack Corp. (Retail)	1,505	9,361
Regal Entertainment Group - Class A (Entertainment)	1,290	17,544
Regis Corp. (Retail)	860	15,850
Rent-A-Center, Inc. (Commercial Services)	860	32,465
Rite Aid Corp.* (Retail)	9,245	16,086
Rollins, Inc. (Commercial Services)	1,075	22,876
Ross Stores, Inc. (Retail)	3,655	212,355
Royal Caribbean Cruises, Ltd. (Leisure Time)	2,150	63,274
Ruddick Corp. (Food)	645	25,865
Safeway, Inc. (Food)	5,160	104,284
Saks, Inc.* (Retail)	1,720	19,969
Sally Beauty Holdings, Inc.* (Retail)	2,150	53,320
Scholastic Corp. (Media)	430	15,170
Scientific Games Corp. - Class A* (Entertainment)	860	10,028
Scripps Networks Interactive - Class A (Media)	1,290	62,810
Sears Holdings Corp.* (Retail)	645	42,731
Service Corp. International (Commercial Services)	3,440	38,734
Shutterfly, Inc.* (Internet)	430	13,472
Signet Jewelers, Ltd. (Retail)	1,290	60,991
Six Flags Entertainment Corp. (Entertainment)	860	40,222
SkyWest, Inc. (Airlines)	860	9,503
Sotheby’s - Class A (Commercial Services)	1,075	42,291
Southwest Airlines Co. (Airlines)	12,040	99,210
Staples, Inc. (Retail)	10,750	173,935
Starbucks Corp. (Retail)	11,395	636,867
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,010	169,794
Strayer Education, Inc. (Commercial Services)	215	20,270
SuperValu, Inc. (Food)	3,225	18,415
Sysco Corp. (Food)	9,030	269,636
Target Corp. (Retail)	9,460	551,234
The Buckle, Inc. (Retail)	430	20,597
The Cato Corp. - Class A (Retail)	430	11,885
The Cheesecake Factory, Inc.* (Retail)	860	25,275
The Children’s Place Retail Stores, Inc.* (Retail)	430	22,218
The Gap, Inc. (Retail)	5,160	134,882
The Home Depot, Inc. (Retail)	23,650	1,189,831
The Interpublic Group of Cos., Inc. (Advertising)	7,095	80,954
The Limited, Inc. (Retail)	3,870	185,760
The Men’s Wearhouse, Inc. (Retail)	860	33,342
The New York Times Co. - Class A* (Media)	1,935	13,139
The Wendy’s Co. (Retail)	4,730	23,697
Tiffany & Co. (Retail)	1,935	133,767
Time Warner Cable, Inc. (Media)	4,945	403,017
Time Warner, Inc. (Media)	15,480	584,370
TJX Cos., Inc. (Retail)	11,610	461,033
Tractor Supply Co. (Retail)	1,075	97,352
TripAdvisor, Inc.* (Internet)	1,505	53,683
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	860	79,885
United Continental Holdings, Inc.* (Airlines)	5,160	110,940
United Natural Foods, Inc.* (Food)	645	30,096
Urban Outfitters, Inc.* (Retail)	1,720	50,069
US Airways Group, Inc.* (Airlines)	2,580	19,582
Vail Resorts, Inc. (Entertainment)	645	27,896
Valassis Communications, Inc.* (Commercial Services)	645	14,835
ValueClick, Inc.* (Internet)	1,290	25,465
VCA Antech, Inc.* (Pharmaceuticals)	1,290	29,941
Viacom, Inc. - Class B (Media)	7,525	357,136
Wal-Mart Stores, Inc. (Retail)	26,875	1,644,750
Walgreen Co. (Retail)	13,545	453,622

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Walt Disney Co. (Media)	25,585	$1,120,111
Washington Post Co. - Class B (Media)	215	80,318
WebMD Health Corp.* (Internet)	860	21,999
Weight Watchers International, Inc. (Commercial Services)	430	33,192
Whole Foods Market, Inc. (Food)	2,365	196,768
Williams-Sonoma, Inc. (Retail)	1,505	56,407
WMS Industries, Inc.* (Leisure Time)	860	20,408
Wyndham Worldwide Corp. (Lodging)	2,365	109,996
Wynn Resorts, Ltd. (Lodging)	1,290	161,095
YUM! Brands, Inc. (Retail)	7,095	505,022

TOTAL COMMON STOCKS (Cost $22,676,750)		28,435,946

	Principal Amount	Value
Repurchase Agreements(a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $253,001	$253,000	$253,000

TOTAL REPURCHASE AGREEMENTS (Cost $253,000)		253,000

TOTAL INVESTMENT SECURITIES (Cost $22,929,750) — 100.8%		28,688,946
Net other assets (liabilities) — (0.8)%		(235,422)

NET ASSETS — 100.0%		$28,453,524

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Advertising	$326,622	1.1%
Airlines	432,206	1.5%
Commercial Services	652,407	2.3%
Computers	60,404	0.2%
Electronics	32,732	0.1%
Entertainment	364,226	1.3%
Food	843,023	3.0%
Internet	2,781,678	9.8%
Leisure Time	316,319	1.1%
Lodging	1,104,560	3.9%
Media	6,605,595	23.2%
Miscellaneous Manufacturing	13,605	NM
Pharmaceuticals	824,600	2.9%
Retail	14,004,381	49.2%
Software	73,588	0.3%
Other**	17,578	0.1%
Total	$28,453,524	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (97.8%)
ACE, Ltd. (Insurance)	5,517	$403,844
Affiliated Managers Group, Inc.* (Diversified Financial Services)	613	68,540
AFLAC, Inc. (Insurance)	7,969	366,494
Alexandria Real Estate Equities, Inc. (REIT)	1,226	89,657
Allied World Assurance Co. Holdings, Ltd. (Insurance)	613	42,095
Allstate Corp. (Insurance)	7,969	262,339
American Campus Communities, Inc. (REIT)	1,226	54,827
American Capital Agency Corp. (REIT)	3,678	108,648
American Express Co. (Diversified Financial Services)	16,551	957,641
American Financial Group, Inc. (Insurance)	1,226	47,299
American International Group, Inc.* (Insurance)	7,356	226,785
American Tower Corp. (REIT)	6,130	386,313
Ameriprise Financial, Inc. (Diversified Financial Services)	3,678	210,124
Annaly Mortgage Management, Inc. (REIT)	15,938	252,139
Aon Corp. (Insurance)	5,517	270,664
Apartment Investment and Management Co. - Class A (REIT)	1,839	48,568
Arch Capital Group, Ltd.* (Insurance)	2,452	91,312
Argo Group International Holdings, Ltd. (Insurance)	613	18,310
Arthur J. Gallagher & Co. (Insurance)	1,839	65,726
Aspen Insurance Holdings, Ltd. (Insurance)	1,226	34,254
Associated Banc-Corp. (Banks)	3,065	42,787
Assurant, Inc. (Insurance)	1,226	49,653
Assured Guaranty, Ltd. (Insurance)	2,452	40,507
Astoria Financial Corp. (Savings & Loans)	1,226	12,088
AvalonBay Communities, Inc. (REIT)	1,839	259,943
Axis Capital Holdings, Ltd. (Insurance)	1,839	61,000
BancorpSouth, Inc. (Banks)	1,226	16,514
Bank of America Corp. (Banks)	164,897	1,578,064
Bank of Hawaii Corp. (Banks)	613	29,639
Bank of New York Mellon Corp. (Banks)	19,616	473,334
BB&T Corp. (Banks)	11,034	346,357
Berkshire Hathaway, Inc. - Class B* (Insurance)	15,938	1,293,369
BioMed Realty Trust, Inc. (REIT)	2,452	46,539
BlackRock, Inc. (Diversified Financial Services)	1,839	376,811
BOK Financial Corp. (Banks)	613	34,500
Boston Properties, Inc. (REIT)	2,452	257,435
Brandywine Realty Trust (REIT)	2,452	28,149
BRE Properties, Inc. - Class A (REIT)	1,226	61,974
Brookfield Properties Corp. (Real Estate)	4,291	74,878
Brown & Brown, Inc. (Insurance)	1,839	43,731
Camden Property Trust (REIT)	1,226	80,610
Capital One Financial Corp. (Banks)	7,969	444,192
CapitalSource, Inc. (Banks)	4,291	28,321
Capitol Federal Financial, Inc. (Savings & Loans)	2,452	29,081
Cash America International, Inc. (Retail)	613	29,381
Cathay Bancorp, Inc. (Banks)	1,226	21,700
CBL & Associates Properties, Inc. (REIT)	2,452	46,392
CBOE Holdings, Inc. (Diversified Financial Services)	1,226	34,843
CBRE Group, Inc. - Class A* (Real Estate)	4,904	97,884
Chimera Investment Corp. (REIT)	16,551	46,839
Cincinnati Financial Corp. (Insurance)	2,452	84,619
CIT Group, Inc.* (Banks)	3,065	126,401
Citigroup, Inc. (Banks)	47,201	1,725,197
City National Corp. (Banks)	613	32,164
CME Group, Inc. (Diversified Financial Services)	1,226	354,719
CNO Financial Group, Inc.* (Insurance)	3,678	28,615
Colonial Properties Trust (REIT)	1,226	26,641
Comerica, Inc. (Banks)	3,065	99,183
Commerce Bancshares, Inc. (Banks)	1,226	49,678
CommonWealth REIT (REIT)	1,226	22,828
Corporate Office Properties Trust (REIT)	1,226	28,455
Cullen/Frost Bankers, Inc. (Banks)	1,226	71,341
DCT Industrial Trust, Inc. (REIT)	4,291	25,317
DDR Corp. (REIT)	3,678	53,699
Delphi Financial Group, Inc. - Class A (Insurance)	613	27,444
DiamondRock Hospitality Co. (REIT)	2,452	25,231
Digital Realty Trust, Inc. (REIT)	1,839	136,031
Discover Financial Services (Diversified Financial Services)	8,582	286,124
Douglas Emmett, Inc. (REIT)	1,839	41,948
Duke Realty Corp. (REIT)	4,291	61,533
DuPont Fabros Technology, Inc. (REIT)	1,226	29,976
E*TRADE Financial Corp.* (Diversified Financial Services)	4,291	46,986
East West Bancorp, Inc. (Banks)	2,452	56,617
EastGroup Properties, Inc. (REIT)	613	30,785
Eaton Vance Corp. (Diversified Financial Services)	1,839	52,559
Endurance Specialty Holdings, Ltd. (Insurance)	613	24,925
Entertainment Properties Trust (REIT)	613	28,431
Equifax, Inc. (Commercial Services)	1,839	81,394
Equity Lifestyle Properties, Inc. (REIT)	613	42,751
Equity Residential (REIT)	4,904	307,088
Erie Indemnity Co. - Class A (Insurance)	613	47,777
Essex Property Trust, Inc. (REIT)	613	92,876
Everest Re Group, Ltd. (Insurance)	613	56,715
Extra Space Storage, Inc. (REIT)	1,839	52,945
EZCORP, Inc. - Class A* (Retail)	613	19,895
F.N.B. Corp. (Banks)	2,452	29,620
Federal Realty Investment Trust (REIT)	1,226	118,665

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,839	$41,212
Fidelity National Title Group, Inc. - Class A (Insurance)	3,678	66,314
Fifth Third Bancorp (Banks)	14,712	206,704
First American Financial Corp. (Insurance)	1,839	30,583
First Financial Bankshares, Inc. (Banks)	613	21,584
First Horizon National Corp. (Banks)	4,291	44,545
First Midwest Bancorp, Inc. (Banks)	1,226	14,687
First Niagara Financial Group, Inc. (Savings & Loans)	4,904	48,255
First Republic Bank* (Banks)	1,226	40,384
FirstMerit Corp. (Banks)	1,839	31,006
Forest City Enterprises, Inc. - Class A* (Real Estate)	2,452	38,398
Franklin Resources, Inc. (Diversified Financial Services)	2,452	304,122
Franklin Street Properties Corp. (REIT)	1,226	12,996
Fulton Financial Corp. (Banks)	3,065	32,183
General Growth Properties, Inc. (REIT)	6,130	104,149
Genworth Financial, Inc. - Class A* (Insurance)	7,969	66,302
Glacier Bancorp, Inc. (Banks)	1,226	18,316
Greenhill & Co., Inc. (Diversified Financial Services)	613	26,751
Hancock Holding Co. (Banks)	1,226	43,535
Hanover Insurance Group, Inc. (Insurance)	613	25,207
Hartford Financial Services Group, Inc. (Insurance)	7,356	155,064
Hatteras Financial Corp. (REIT)	1,226	34,205
HCC Insurance Holdings, Inc. (Insurance)	1,839	57,322
HCP, Inc. (REIT)	6,743	266,079
Health Care REIT, Inc. (REIT)	3,678	202,143
Healthcare Realty Trust, Inc. (REIT)	1,226	26,972
Highwoods Properties, Inc. (REIT)	1,226	40,850
Home Properties, Inc. (REIT)	613	37,399
Horace Mann Educators Corp. (Insurance)	613	10,801
Hospitality Properties Trust (REIT)	1,839	48,678
Host Hotels & Resorts, Inc. (REIT)	11,647	191,244
Hudson City Bancorp, Inc. (Savings & Loans)	7,969	58,253
Huntington Bancshares, Inc. (Banks)	14,099	90,939
IBERIABANK Corp. (Banks)	613	32,777
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,226	168,477
International Bancshares Corp. (Banks)	1,226	25,930
Invesco Mortgage Capital, Inc. (REIT)	1,839	32,458
Invesco, Ltd. (Diversified Financial Services)	7,356	196,185
J.P. Morgan Chase & Co. (Banks)	61,913	2,846,760
Janus Capital Group, Inc. (Diversified Financial Services)	3,065	27,309
Jefferies Group, Inc. (Diversified Financial Services)	2,452	46,196
Jones Lang LaSalle, Inc. (Real Estate)	613	51,069
Kemper Corp. (Insurance)	613	18,562
KeyCorp (Banks)	15,325	130,262
Kilroy Realty Corp. (REIT)	1,226	57,144
Kimco Realty Corp. (REIT)	6,743	129,870
LaSalle Hotel Properties (REIT)	1,226	34,500
Legg Mason, Inc. (Diversified Financial Services)	1,839	51,363
Lexington Realty Trust (REIT)	2,452	22,043
Liberty Property Trust (REIT)	1,839	65,689
Lincoln National Corp. (Insurance)	4,904	129,269
Loews Corp. (Insurance)	5,517	219,963
M&T Bank Corp. (Banks)	1,839	159,772
Mack-Cali Realty Corp. (REIT)	1,226	35,333
Marsh & McLennan Cos., Inc. (Insurance)	8,582	281,404
MasterCard, Inc. - Class A (Commercial Services)	1,839	773,373
MB Financial, Inc. (Banks)	613	12,867
MBIA, Inc.* (Insurance)	2,452	24,030
Mercury General Corp. (Insurance)	613	26,813
MetLife, Inc. (Insurance)	13,486	503,702
MFA Financial, Inc. (REIT)	6,130	45,791
Mid-America Apartment Communities, Inc. (REIT)	613	41,089
Montpelier Re Holdings, Ltd. (Insurance)	1,226	23,686
Moody’s Corp. (Commercial Services)	3,065	129,037
Morgan Stanley Dean Witter & Co. (Banks)	21,455	421,376
MSCI, Inc. - Class A* (Software)	1,839	67,694
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,452	63,507
National Penn Bancshares, Inc. (Banks)	1,839	16,275
National Retail Properties, Inc. (REIT)	1,839	50,002
New York Community Bancorp (Savings & Loans)	7,356	102,322
Northern Trust Corp. (Banks)	3,678	174,521
NYSE Euronext (Diversified Financial Services)	4,291	128,773
Ocwen Financial Corp.* (Diversified Financial Services)	1,839	28,744
Old National Bancorp (Banks)	1,839	24,164
Old Republic International Corp. (Insurance)	4,291	45,270
OMEGA Healthcare Investors, Inc. (REIT)	1,839	39,097
PacWest Bancorp (Banks)	613	14,896
PartnerRe, Ltd. (Insurance)	1,226	83,233
People’s United Financial, Inc. (Savings & Loans)	6,130	81,161
Piedmont Office Realty Trust, Inc. - Class A (REIT)	3,065	54,404
Platinum Underwriters Holdings, Ltd. (Insurance)	613	22,375
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,452	101,905
PNC Financial Services Group (Banks)	8,582	553,453
Popular, Inc.* (Banks)	16,551	33,930
Post Properties, Inc. (REIT)	613	28,725
Potlatch Corp. (REIT)	613	19,211

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Principal Financial Group, Inc. (Insurance)	4,904		$144,717
PrivateBancorp, Inc. (Banks)	1,226		18,598
ProAssurance Corp. (Insurance)	613		54,011
Progressive Corp. (Insurance)	9,195		213,140
Prologis, Inc. (REIT)	7,356		264,963
Prosperity Bancshares, Inc. (Banks)	613		28,075
Protective Life Corp. (Insurance)	1,226		36,314
Provident Financial Services, Inc. (Savings & Loans)	1,226		17,814
Prudential Financial, Inc. (Insurance)	7,969		505,155
Public Storage, Inc. (REIT)	2,452		338,793
Raymond James Financial Corp. (Diversified Financial Services)	1,839		67,179
Rayonier, Inc. (REIT)	1,839		81,082
Realty Income Corp. (REIT)	2,452		94,966
Redwood Trust, Inc. (REIT)	1,226		13,731
Regency Centers Corp. (REIT)	1,226		54,532
Regions Financial Corp. (Banks)	23,294		153,507
Reinsurance Group of America, Inc. (Insurance)	1,226		72,910
RenaissanceRe Holdings (Insurance)	613		46,422
SEI Investments Co. (Commercial Services)	2,452		50,732
Selective Insurance Group, Inc. (Insurance)	613		10,795
Senior Housing Properties Trust (REIT)	2,452		54,067
Signature Bank* (Banks)	613		38,644
Simon Property Group, Inc. (REIT)	4,904		714,415
SL Green Realty Corp. (REIT)	1,226		95,076
SLM Corp. (Diversified Financial Services)	8,582		135,252
St. Joe Co.* (Real Estate)	1,226		23,306
StanCorp Financial Group, Inc. (Insurance)	613		25,096
Starwood Property Trust, Inc. (REIT)	1,226		25,771
State Street Corp. (Banks)	7,969		362,589
Stifel Financial Corp.* (Diversified Financial Services)	613		23,196
Sunstone Hotel Investors, Inc.* (REIT)	1,839		17,912
SunTrust Banks, Inc. (Banks)	8,582		207,427
Susquehanna Bancshares, Inc. (Banks)	3,065		30,282
SVB Financial Group* (Banks)	613		39,440
Synovus Financial Corp. (Banks)	11,647		23,876
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,291		280,202
Tanger Factory Outlet Centers, Inc. (REIT)	1,226		36,449
Taubman Centers, Inc. (REIT)	1,226		89,437
TCF Financial Corp. (Banks)	2,452		29,154
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,678		72,604
TFS Financial Corp.* (Savings & Loans)	1,226		11,647
The Charles Schwab Corp. (Diversified Financial Services)	16,551		237,838
The Chubb Corp. (Insurance)	4,291		296,551
The Goldman Sachs Group, Inc. (Banks)	6,743		838,627
The Howard Hughes Corp.* (Real Estate)	613		39,152
The Macerich Co. (REIT)	2,452		141,603
The Travelers Cos., Inc. (Insurance)	6,130		362,896
Torchmark Corp. (Insurance)	1,839		91,674
Tower Group, Inc. (Insurance)	613		13,750
Trustmark Corp. (Banks)	1,226		30,625
Two Harbors Investment Corp. (REIT)	3,678		37,295
U.S. Bancorp (Banks)	31,263		990,412
UDR, Inc. (REIT)	3,678		98,239
UMB Financial Corp. (Banks)	613		27,423
Umpqua Holdings Corp. (Banks)	1,839		24,937
United Bankshares, Inc. (Banks)	613		17,691
UnumProvident Corp. (Insurance)	4,904		120,050
Validus Holdings, Ltd. (Insurance)	1,226		37,945
Valley National Bancorp (Banks)	3,065		39,692
Ventas, Inc. (REIT)	4,904		280,018
Visa, Inc. - Class A (Commercial Services)	8,582		1,012,676
Vornado Realty Trust (REIT)	3,065		258,073
W.R. Berkley Corp. (Insurance)	1,839		66,425
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,226		39,735
Washington Federal, Inc. (Savings & Loans)	1,839		30,932
Washington REIT (REIT)	1,226		36,412
Webster Financial Corp. (Banks)	1,226		27,793
Weingarten Realty Investors (REIT)	1,839		48,605
Wells Fargo & Co. (Banks)	81,529		2,783,400
Westamerica Bancorp (Banks)	613		29,424
Western Union Co. (Commercial Services)	10,421		183,410
Weyerhaeuser Co. (REIT)	8,582		188,117
Willis Group Holdings PLC (Insurance)	3,065		107,214
Wintrust Financial Corp. (Banks)	613		21,939
XL Group PLC (Insurance)	5,517		119,664
Zions Bancorp (Banks)	3,065		65,775

TOTAL COMMON STOCKS (Cost $27,690,419)			38,703,500

Rights/Warrants (NM)
American International Group, Inc.* (Insurance)	—	(a)	1

TOTAL RIGHTS/WARRANTS (Cost $1)			1

TOTAL INVESTMENT SECURITIES (Cost $27,690,420) — 97.8%			38,703,501
Net other assets (liabilities) — 2.2%			878,609

NET ASSETS — 100.0%			$39,582,110

*	Non-income producing security
(a)	Number of shares is less than 0.50.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Banks	$16,025,805	40.5%
Commercial Services	2,230,622	5.6%
Diversified Financial Services	4,326,992	10.9%
Forest Products & Paper	101,905	0.3%
Insurance	7,702,107	19.5%
REIT	7,482,860	18.9%
Real Estate	324,687	0.8%
Retail	49,276	0.1%
Savings & Loans	391,553	1.0%
Software	67,694	0.2%
Other**	878,609	2.2%
Total	$39,582,110	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed..

REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.2%)
Abbott Laboratories (Pharmaceuticals)	28,704	$1,759,268
Acorda Therapeutics, Inc.* (Biotechnology)	624	16,567
Aetna, Inc. (Healthcare - Services)	6,552	328,648
Alere, Inc.* (Healthcare - Products)	1,560	40,576
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,432	318,695
Alkermes PLC* (Pharmaceuticals)	1,872	34,726
Allergan, Inc. (Pharmaceuticals)	5,616	535,935
AMERIGROUP Corp.* (Healthcare - Services)	936	62,974
Amgen, Inc. (Biotechnology)	16,224	1,103,070
Amylin Pharmaceuticals, Inc.* (Biotechnology)	2,496	62,300
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,808	44,788
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	936	17,381
Bard (C.R.), Inc. (Healthcare - Products)	1,560	154,003
Baxter International, Inc. (Healthcare - Products)	10,608	634,146
Becton, Dickinson & Co. (Healthcare - Products)	3,744	290,722
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	312	32,351
Biogen Idec, Inc.* (Biotechnology)	4,368	550,237
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,184	74,802
Boston Scientific Corp.* (Healthcare - Products)	27,456	164,187
Bristol-Myers Squibb Co. (Pharmaceuticals)	31,824	1,074,060
Brookdale Senior Living, Inc.* (Healthcare - Services)	1,872	35,044
CareFusion Corp.* (Healthcare - Products)	4,056	105,172
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	936	59,651
Celgene Corp.* (Biotechnology)	8,112	628,842
Centene Corp.* (Healthcare - Services)	936	45,836
Cepheid, Inc.* (Healthcare - Products)	1,248	52,204
Charles River Laboratories International, Inc.* (Biotechnology)	936	33,780
CIGNA Corp. (Healthcare - Services)	5,304	261,222
Community Health Systems, Inc.* (Healthcare - Services)	1,560	34,694
Covance, Inc.* (Healthcare - Services)	1,248	59,442
Coventry Health Care, Inc. (Healthcare - Services)	2,808	99,880
Covidien PLC (Healthcare - Products)	9,048	494,745
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,248	53,976
DaVita, Inc.* (Healthcare - Services)	1,872	168,798
Dendreon Corp.* (Biotechnology)	2,808	29,919
DENTSPLY International, Inc. (Healthcare - Products)	2,496	100,164
Edwards Lifesciences Corp.* (Healthcare - Products)	2,184	158,842
Eli Lilly & Co. (Pharmaceuticals)	18,096	728,726
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,184	84,586
Express Scripts, Inc.* (Pharmaceuticals)	8,424	456,412
Forest Laboratories, Inc.* (Pharmaceuticals)	4,680	162,349
Gen-Probe, Inc.* (Healthcare - Products)	936	62,160
Gilead Sciences, Inc.* (Biotechnology)	13,728	670,613
Haemonetics Corp.* (Healthcare - Products)	312	21,740
HCA Holdings, Inc. (Healthcare - Services)	3,120	77,189
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,680	31,450
Health Net, Inc.* (Healthcare - Services)	1,560	61,963
HEALTHSOUTH Corp.* (Healthcare - Services)	1,872	38,338
Henry Schein, Inc.* (Healthcare - Products)	1,560	118,061
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,248	41,696
HMS Holdings Corp.* (Commercial Services)	1,560	48,688
Hologic, Inc.* (Healthcare - Products)	4,992	107,578
Hospira, Inc.* (Healthcare - Products)	3,120	116,657
Human Genome Sciences, Inc.* (Biotechnology)	4,368	35,992
Humana, Inc. (Healthcare - Services)	3,120	288,538
IDEXX Laboratories, Inc.* (Healthcare - Products)	936	81,853
Illumina, Inc.* (Biotechnology)	2,184	114,900
Impax Laboratories, Inc.* (Pharmaceuticals)	1,248	30,676
Incyte Corp.* (Biotechnology)	1,872	36,130
InterMune, Inc.* (Biotechnology)	1,248	18,308
Intuitive Surgical, Inc.* (Healthcare - Products)	624	338,052
Invacare Corp. (Healthcare - Products)	624	10,340
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,872	16,417
Johnson & Johnson (Healthcare - Products)	50,544	3,333,882
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,872	171,363
Life Technologies Corp.* (Biotechnology)	3,432	167,550
LifePoint Hospitals, Inc.* (Healthcare - Services)	936	36,916
Lincare Holdings, Inc. (Healthcare - Services)	1,560	40,373
Magellan Health Services, Inc.* (Healthcare - Services)	624	30,457
Masimo Corp.* (Healthcare - Products)	936	21,884
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,176	504,473
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,248	46,912
Medivation, Inc.* (Pharmaceuticals)	624	46,625
Mednax, Inc.* (Healthcare - Services)	936	69,610

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Medtronic, Inc. (Healthcare - Products)	19,656	$770,319
Merck & Co., Inc. (Pharmaceuticals)	56,784	2,180,506
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,800	182,910
Myriad Genetics, Inc.* (Biotechnology)	1,560	36,910
Nektar Therapeutics* (Pharmaceuticals)	2,184	17,297
NuVasive, Inc.* (Healthcare - Products)	936	15,762
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,248	47,025
Owens & Minor, Inc. (Distribution/Wholesale)	1,248	37,952
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	624	24,167
PAREXEL International Corp.* (Commercial Services)	1,248	33,659
Patterson Cos., Inc. (Healthcare - Products)	1,560	52,104
PDL BioPharma, Inc. (Biotechnology)	2,496	15,850
Perrigo Co. (Pharmaceuticals)	1,560	161,164
Pfizer, Inc. (Pharmaceuticals)	141,960	3,216,814
PSS World Medical, Inc.* (Healthcare - Products)	936	23,718
Quest Diagnostics, Inc. (Healthcare - Services)	2,808	171,709
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	936	35,212
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,248	145,542
ResMed, Inc.* (Healthcare - Products)	2,808	86,795
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	936	49,140
Seattle Genetics, Inc.* (Biotechnology)	1,872	38,151
Sirona Dental Systems, Inc.* (Healthcare - Products)	936	48,241
St. Jude Medical, Inc. (Healthcare - Products)	5,928	262,670
STERIS Corp. (Healthcare - Products)	936	29,596
Stryker Corp. (Healthcare - Products)	5,304	294,266
Techne Corp. (Healthcare - Products)	624	43,742
Teleflex, Inc. (Healthcare - Products)	624	38,158
Tenet Healthcare Corp.* (Healthcare - Services)	8,112	43,075
The Cooper Cos., Inc. (Healthcare - Products)	936	76,480
Theravance, Inc.* (Pharmaceuticals)	1,560	30,420
Thermo Fisher Scientific, Inc. (Electronics)	7,176	404,583
Thoratec Corp.* (Healthcare - Products)	1,248	42,070
United Therapeutics Corp.* (Biotechnology)	936	44,114
UnitedHealth Group, Inc. (Healthcare - Services)	19,968	1,176,914
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,560	65,380
Varian Medical Systems, Inc.* (Healthcare - Products)	2,184	150,609
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,744	153,541
ViroPharma, Inc.* (Pharmaceuticals)	1,248	37,527
Volcano Corp.* (Healthcare - Products)	936	26,536
Warner Chilcott PLC - Class A* (Pharmaceuticals)	3,120	52,447
Waters Corp.* (Electronics)	1,560	144,550
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,496	167,382
WellCare Health Plans, Inc.* (Healthcare - Services)	936	67,280
WellPoint, Inc. (Healthcare - Services)	6,552	483,538
West Pharmaceutical Services, Inc. (Healthcare - Products)	624	26,539
Zimmer Holdings, Inc.* (Healthcare - Products)	3,432	220,609

TOTAL COMMON STOCKS (Cost $17,138,446)		29,464,077

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $189,000	$189,000	$189,000

TOTAL REPURCHASE AGREEMENTS (Cost $189,000)		189,000

TOTAL INVESTMENT SECURITIES (Cost $17,327,446) — 100.8%		29,653,077
Net other assets (liabilities) — (0.8)%		(235,399)

NET ASSETS — 100.0%		$29,417,678

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Biotechnology	$4,352,126	14.8%
Commercial Services	82,347	0.3%
Distribution/Wholesale	37,952	0.1%
Electronics	549,133	1.9%
Healthcare - Products	8,656,878	29.4%
Healthcare - Services	3,950,631	13.4%
Pharmaceuticals	11,835,010	40.3%
Other**	(46,399)	(0.2)%
Total	$29,417,678	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.2%)
3M Co. (Miscellaneous Manufacturing)	6,160	$549,534
AAR Corp. (Aerospace/Defense)	352	6,424
ABM Industries, Inc. (Commercial Services)	352	8,554
Acacia Research Corp.* (Media)	352	14,692
Accenture PLC - Class A (Computers)	6,160	397,320
Actuant Corp. - Class A (Miscellaneous Manufacturing)	704	20,409
Acuity Brands, Inc. (Electrical Components & Equipment)	352	22,116
Aecom Technology Corp.* (Engineering & Construction)	1,056	23,623
Aegion Corp.* (Engineering & Construction)	352	6,276
AGCO Corp.* (Machinery - Diversified)	880	41,545
Agilent Technologies, Inc.* (Electronics)	3,344	148,841
Air Lease Corp.* (Diversified Financial Services)	704	16,945
Alexander & Baldwin, Inc. (Transportation)	352	17,054
Alliance Data Systems Corp.* (Commercial Services)	528	66,507
Alliant Techsystems, Inc. (Aerospace/Defense)	352	17,642
Ametek, Inc. (Electrical Components & Equipment)	1,584	76,840
Amphenol Corp. - Class A (Electronics)	1,584	94,676
Anixter International, Inc.* (Telecommunications)	352	25,531
AptarGroup, Inc. (Miscellaneous Manufacturing)	528	28,919
Arrow Electronics, Inc.* (Electronics)	1,056	44,320
Astec Industries, Inc.* (Machinery - Construction & Mining)	176	6,420
Automatic Data Processing, Inc. (Commercial Services)	4,752	262,263
Avnet, Inc.* (Electronics)	1,408	51,237
AVX Corp. (Electronics)	528	7,001
Babcock & Wilcox Co.* (Machinery - Diversified)	1,056	27,192
Ball Corp. (Packaging & Containers)	1,584	67,922
BE Aerospace, Inc.* (Aerospace/Defense)	880	40,894
Belden, Inc. (Electrical Components & Equipment)	528	20,016
Bemis Co., Inc. (Packaging & Containers)	1,056	34,098
Benchmark Electronics, Inc.* (Electronics)	528	8,707
Boeing Co. (Aerospace/Defense)	6,336	471,208
Brady Corp. - Class A (Electronics)	528	17,081
Broadridge Financial Solutions, Inc. (Software)	1,232	29,457
C.H. Robinson Worldwide, Inc. (Transportation)	1,584	103,736
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	528	26,358
Caterpillar, Inc. (Machinery - Construction & Mining)	5,632	599,921
Ceradyne, Inc. (Miscellaneous Manufacturing)	176	5,731
Cintas Corp. (Textiles)	1,056	41,311
Clarcor, Inc. (Miscellaneous Manufacturing)	528	25,919
Clean Harbors, Inc.* (Environmental Control)	528	35,550
Cognex Corp. (Machinery - Diversified)	352	14,911
Coinstar, Inc.* (Retail)	352	22,370
Con-way, Inc. (Transportation)	528	17,218
Convergys Corp.* (Commercial Services)	1,056	14,098
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	1,584	101,297
CoreLogic, Inc.* (Commercial Services)	1,056	17,234
Corrections Corp. of America* (Commercial Services)	880	24,033
CoStar Group, Inc.* (Commercial Services)	176	12,153
Covanta Holding Corp. (Energy - Alternate Sources)	1,056	17,139
Crane Co. (Miscellaneous Manufacturing)	528	25,608
Crown Holdings, Inc.* (Packaging & Containers)	1,408	51,857
CSX Corp. (Transportation)	10,208	219,676
Cummins, Inc. (Machinery - Diversified)	1,760	211,270
Curtiss-Wright Corp. (Aerospace/Defense)	528	19,541
Danaher Corp. (Miscellaneous Manufacturing)	5,456	305,536
Deere & Co. (Machinery - Diversified)	3,872	313,245
Deluxe Corp. (Commercial Services)	528	12,366
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,408	50,308
Dover Corp. (Miscellaneous Manufacturing)	1,760	110,774
Eagle Materials, Inc. (Building Materials)	352	12,232
Eaton Corp. (Miscellaneous Manufacturing)	3,168	157,861
Ecolab, Inc. (Chemicals)	2,640	162,941
EMCOR Group, Inc. (Engineering & Construction)	704	19,515
Emerson Electric Co. (Electrical Components & Equipment)	7,040	367,347
EnerSys* (Electrical Components & Equipment)	528	18,295
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	176	6,472
Esterline Technologies Corp.* (Aerospace/Defense)	352	25,154
Euronet Worldwide, Inc.* (Commercial Services)	528	11,030
Exelis, Inc. (Aerospace/Defense)	1,760	22,035
Expeditors International of Washington, Inc. (Transportation)	2,112	98,229
Fastenal Co. (Distribution/Wholesale)	2,816	152,346
FedEx Corp. (Transportation)	2,816	258,959
FEI Co.* (Electronics)	352	17,287

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	2,464	$81,608
Fiserv, Inc.* (Software)	1,408	97,701
Flextronics International, Ltd.* (Electronics)	6,688	48,354
FLIR Systems, Inc. (Electronics)	1,584	40,091
Flowserve Corp. (Machinery - Diversified)	528	60,989
Fluor Corp. (Engineering & Construction)	1,584	95,103
Fortune Brands Home & Security, Inc.* (Building Materials)	1,408	31,075
Forward Air Corp. (Transportation)	352	12,908
Foster Wheeler AG* (Engineering & Construction)	1,056	24,035
FTI Consulting, Inc.* (Commercial Services)	352	13,207
G & K Services, Inc. (Textiles)	176	6,019
Gardner Denver, Inc. (Machinery - Diversified)	528	33,275
GATX Corp. (Trucking & Leasing)	528	21,278
General Cable Corp.* (Electrical Components & Equipment)	528	15,354
General Dynamics Corp. (Aerospace/Defense)	2,816	206,638
General Electric Co. (Miscellaneous Manufacturing)	102,080	2,048,746
Genesee & Wyoming, Inc. - Class A* (Transportation)	352	19,212
Genpact, Ltd.* (Commercial Services)	1,056	17,213
Global Payments, Inc. (Commercial Services)	704	33,419
Goodrich Corp. (Aerospace/Defense)	1,232	154,542
Graco, Inc. (Machinery - Diversified)	528	28,016
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,232	14,710
Granite Construction, Inc. (Engineering & Construction)	352	10,116
Greif, Inc. - Class A (Packaging & Containers)	176	9,842
Harsco Corp. (Miscellaneous Manufacturing)	704	16,516
Heartland Express, Inc. (Transportation)	528	7,635
Hexcel Corp.* (Miscellaneous Manufacturing)	880	21,129
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,864	419,047
Hub Group, Inc. - Class A* (Transportation)	352	12,683
Hubbell, Inc. - Class B (Electrical Components & Equipment)	528	41,490
Huntington Ingalls Industries, Inc.* (Shipbuilding)	528	21,247
IDEX Corp. (Machinery - Diversified)	880	37,074
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,048	231,222
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,992	123,719
IPG Photonics Corp.* (Telecommunications)	352	18,322
Iron Mountain, Inc. (Commercial Services)	1,584	45,619
Itron, Inc.* (Electronics)	352	15,984
ITT Corp. (Miscellaneous Manufacturing)	880	20,187
J.B. Hunt Transport Services, Inc. (Transportation)	880	47,846
Jabil Circuit, Inc. (Electronics)	1,936	48,632
Jack Henry & Associates, Inc. (Computers)	880	30,026
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,232	54,664
Joy Global, Inc. (Machinery - Construction & Mining)	1,056	77,616
Kaman Corp. (Aerospace/Defense)	176	5,975
Kansas City Southern Industries, Inc.* (Transportation)	1,056	75,705
Kaydon Corp. (Metal Fabricate/Hardware)	352	8,980
KBR, Inc. (Engineering & Construction)	1,408	50,054
Kennametal, Inc. (Hand/Machine Tools)	704	31,349
Kirby Corp.* (Transportation)	528	34,737
Knight Transportation, Inc. (Transportation)	528	9,324
L-3 Communications Holdings, Inc. (Aerospace/Defense)	880	62,278
Landstar System, Inc. (Transportation)	528	30,476
Lender Processing Services, Inc. (Commercial Services)	880	22,880
Lennox International, Inc. (Building Materials)	528	21,278
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	880	39,882
Littelfuse, Inc. (Electrical Components & Equipment)	176	11,035
Lockheed Martin Corp. (Aerospace/Defense)	2,464	221,415
Louisiana-Pacific Corp.* (Building Materials)	1,232	11,519
Manitowoc Co. (Machinery - Diversified)	1,232	17,076
Manpower, Inc. (Commercial Services)	704	33,348
ManTech International Corp. - Class A (Software)	176	6,065
Martin Marietta Materials (Building Materials)	352	30,142
Masco Corp. (Building Materials)	3,520	47,062
MDU Resources Group, Inc. (Electric)	1,760	39,406
MeadWestvaco Corp. (Forest Products & Paper)	1,584	50,039
Meritor, Inc.* (Auto Parts & Equipment)	880	7,102
Mettler Toledo International, Inc.* (Electronics)	352	65,032
Mine Safety Appliances Co. (Environmental Control)	352	14,460
Molex, Inc. (Electrical Components & Equipment)	704	19,796

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Molex, Inc. - Class A (Electrical Components & Equipment)	704	$16,509
Monster Worldwide, Inc.* (Commercial Services)	1,232	12,012
Moog, Inc. - Class A* (Aerospace/Defense)	352	15,097
MSC Industrial Direct Co. - Class A (Retail)	528	43,972
Mueller Industries, Inc. (Metal Fabricate/Hardware)	352	15,998
National Instruments Corp. (Electronics)	880	25,098
Navistar International Corp.* (Auto Manufacturers)	704	28,477
NeuStar, Inc.* (Telecommunications)	704	26,224
Nordson Corp. (Machinery - Diversified)	528	28,781
Norfolk Southern Corp. (Transportation)	3,168	208,549
Northrop Grumman Corp. (Aerospace/Defense)	2,288	139,751
Old Dominion Freight Line, Inc.* (Transportation)	528	25,170
Orbital Sciences Corp.* (Aerospace/Defense)	528	6,943
Oshkosh Truck Corp.* (Auto Manufacturers)	880	20,390
Owens Corning, Inc.* (Building Materials)	1,056	38,048
Owens-Illinois, Inc.* (Packaging & Containers)	1,584	36,971
PACCAR, Inc. (Auto Manufacturers)	3,520	164,842
Packaging Corp. of America (Packaging & Containers)	880	26,039
Pall Corp. (Miscellaneous Manufacturing)	1,056	62,969
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,408	119,046
Paychex, Inc. (Commercial Services)	3,168	98,176
Pentair, Inc. (Miscellaneous Manufacturing)	880	41,897
PerkinElmer, Inc. (Electronics)	1,056	29,209
PHH Corp.* (Commercial Services)	528	8,168
Plexus Corp.* (Electronics)	352	12,316
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,408	243,443
Quanex Building Products Corp. (Building Materials)	352	6,206
Quanta Services, Inc.* (Commercial Services)	1,936	40,462
R.R. Donnelley & Sons Co. (Commercial Services)	1,760	21,806
Raytheon Co. (Aerospace/Defense)	3,344	176,496
Regal-Beloit Corp. (Hand/Machine Tools)	352	23,074
Republic Services, Inc. (Environmental Control)	2,992	91,435
Resources Connection, Inc. (Commercial Services)	352	4,946
Robbins & Myers, Inc. (Machinery - Diversified)	352	18,322
Robert Half International, Inc. (Commercial Services)	1,408	42,662
Rock-Tenn Co. - Class A (Packaging & Containers)	704	47,562
Rockwell Automation, Inc. (Machinery - Diversified)	1,408	112,218
Rockwell Collins, Inc. (Aerospace/Defense)	1,408	81,044
Roper Industries, Inc. (Machinery - Diversified)	880	87,261
Ryder System, Inc. (Transportation)	528	27,878
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	176	7,022
Sealed Air Corp. (Packaging & Containers)	1,936	37,384
Shaw Group, Inc.* (Engineering & Construction)	704	22,324
Sherwin-Williams Co. (Chemicals)	880	95,630
Silgan Holdings, Inc. (Packaging & Containers)	528	23,338
Simpson Manufacturing Co., Inc. (Building Materials)	352	11,352
Smith Corp. (Miscellaneous Manufacturing)	352	15,822
Sonoco Products Co. (Packaging & Containers)	1,056	35,059
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	1,056	25,830
SPX Corp. (Miscellaneous Manufacturing)	528	40,936
Stericycle, Inc.* (Environmental Control)	880	73,603
TE Connectivity, Ltd. (Electronics)	4,048	148,764
Teekay Shipping Corp. (Transportation)	352	12,232
Teledyne Technologies, Inc.* (Aerospace/Defense)	352	22,194
Terex Corp.* (Machinery - Construction & Mining)	1,056	23,760
Tetra Tech, Inc.* (Environmental Control)	528	13,918
Texas Industries, Inc. (Building Materials)	176	6,162
Textron, Inc. (Miscellaneous Manufacturing)	2,640	73,471
The Brink’s Co. (Miscellaneous Manufacturing)	528	12,603
The Corporate Executive Board Co. (Commercial Services)	352	15,140
The Geo Group, Inc.* (Commercial Services)	528	10,037
The Timken Co. (Metal Fabricate/Hardware)	704	35,721
The Valspar Corp. (Chemicals)	880	42,495
Thomas & Betts Corp.* (Electronics)	528	37,968
Toro Co. (Housewares)	352	25,031
Total System Services, Inc. (Commercial Services)	1,936	44,663
Towers Watson & Co. - Class A (Commercial Services)	528	34,885
TransDigm Group, Inc.* (Aerospace/Defense)	528	61,121
Trimble Navigation, Ltd.* (Electronics)	1,232	67,045
Trinity Industries, Inc. (Miscellaneous Manufacturing)	704	23,197

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	352	$22,056
TrueBlue, Inc.* (Commercial Services)	352	6,294
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,400	247,192
Union Pacific Corp. (Transportation)	4,752	510,745
United Parcel Service, Inc. - Class B (Transportation)	7,040	568,269
United Rentals, Inc.* (Commercial Services)	528	22,646
United Stationers, Inc. (Distribution/Wholesale)	352	10,923
United Technologies Corp. (Aerospace/Defense)	7,568	627,690
Universal Display Corp.* (Electrical Components & Equipment)	352	12,859
URS Corp. (Engineering & Construction)	704	29,934
USG Corp.* (Building Materials)	704	12,109
UTI Worldwide, Inc. (Transportation)	1,056	18,195
Valmont Industries, Inc. (Metal Fabricate/Hardware)	176	20,664
Veeco Instruments, Inc.* (Semiconductors)	352	10,067
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,408	66,134
Vishay Intertechnology, Inc.* (Electronics)	1,408	17,121
VistaPrint N.V.* (Commercial Services)	352	13,605
Vulcan Materials Co. (Mining)	1,056	45,123
W.W. Grainger, Inc. (Distribution/Wholesale)	528	113,420
Wabtec Corp. (Machinery - Diversified)	528	39,795
Waste Connections, Inc. (Environmental Control)	1,232	40,077
Waste Management, Inc. (Environmental Control)	3,872	135,365
Watsco, Inc. (Distribution/Wholesale)	176	13,031
Werner Enterprises, Inc. (Transportation)	528	13,126
WESCO International, Inc.* (Distribution/Wholesale)	352	22,989
Woodward, Inc. (Electronics)	528	22,614
World Fuel Services Corp. (Retail)	704	28,864
Wright Express Corp.* (Commercial Services)	352	22,785
Xylem, Inc. (Machinery - Diversified)	1,760	48,840
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	528	21,743

TOTAL COMMON STOCKS (Cost $12,042,373)		17,939,100

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $105,000	$105,000	$105,000

TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		105,000

TOTAL INVESTMENT SECURITIES (Cost $12,147,373) — 99.8%		18,044,100
Net other assets (liabilities) — 0.2%		35,373

NET ASSETS — 100.0%		$18,079,473

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$2,431,968	13.5%
Auto Manufacturers	213,709	1.2%
Auto Parts & Equipment	7,102	NM
Building Materials	227,185	1.3%
Chemicals	301,066	1.7%
Commercial Services	1,058,345	5.9%
Computers	427,346	2.4%
Distribution/Wholesale	312,709	1.7%
Diversified Financial Services	16,945	0.1%
Electric	39,406	0.2%
Electrical Components & Equipment	636,367	3.5%
Electronics	967,378	5.4%
Energy - Alternate Sources	17,139	0.1%
Engineering & Construction	335,644	1.9%
Environmental Control	404,408	2.2%
Forest Products & Paper	50,039	0.3%
Hand/Machine Tools	94,305	0.5%
Housewares	25,031	0.1%
Iron/Steel	7,022	NM
Machinery - Construction & Mining	707,717	3.9%
Machinery - Diversified	1,141,553	6.3%
Media	14,692	0.1%
Metal Fabricate/Hardware	324,806	1.8%
Mining	45,123	0.2%
Miscellaneous Manufacturing	4,932,425	27.2%
Packaging & Containers	370,072	2.0%
Retail	95,206	0.5%
Semiconductors	10,067	0.1%
Shipbuilding	21,247	0.1%
Software	214,831	1.2%
Telecommunications	70,077	0.4%
Textiles	47,330	0.3%
Transportation	2,349,562	13.0%
Trucking & Leasing	21,278	0.1%
Other**	140,373	0.8%
Total	$18,079,473	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (100.0%)
Akamai Technologies, Inc.* (Internet)	7,452	$273,488
Allscripts Healthcare Solutions, Inc.* (Software)	11,040	183,264
Amazon.com, Inc.* (Internet)	3,519	712,633
Ariba, Inc.* (Software)	6,279	205,386
Blue Nile, Inc.* (Internet)	2,622	86,474
Check Point Software Technologies, Ltd.* (Software)	5,382	343,587
Concur Technologies, Inc.* (Software)	3,174	182,124
Constant Contact, Inc.* (Internet)	3,864	115,109
DealerTrack Holdings, Inc.* (Internet)	4,554	137,804
Digital River, Inc.* (Internet)	6,003	112,316
E*TRADE Financial Corp.* (Diversified Financial Services)	18,699	204,754
EarthLink, Inc. (Internet)	15,249	121,839
eBay, Inc.* (Internet)	15,180	559,990
Ebix, Inc. (Software)	4,899	113,461
Expedia, Inc. (Internet)	6,141	205,355
Google, Inc. - Class A* (Internet)	1,449	929,157
IAC/InterActiveCorp (Internet)	4,278	210,007
Internap Network Services Corp.* (Internet)	11,247	82,553
j2 Global, Inc. (Computers)	4,830	138,524
Juniper Networks, Inc.* (Telecommunications)	15,663	358,369
Monster Worldwide, Inc.* (Commercial Services)	14,766	143,968
Netflix, Inc.* (Internet)	2,415	277,822
NETGEAR, Inc.* (Telecommunications)	3,795	144,969
NIC, Inc. (Internet)	9,246	112,154
Priceline.com, Inc.* (Internet)	759	544,582
Quest Software, Inc.* (Software)	6,693	155,746
RealNetworks, Inc. (Internet)	6,831	67,900
Salesforce.com, Inc.* (Software)	2,760	426,448
Sapient Corp. (Internet)	11,385	141,743
Sonus Networks, Inc.* (Telecommunications)	34,362	99,650
TD Ameritrade Holding Corp. (Diversified Financial Services)	11,937	235,636
Tibco Software, Inc.* (Internet)	8,142	248,331
United Online, Inc. (Internet)	17,940	87,727
ValueClick, Inc.* (Internet)	7,521	148,465
VeriSign, Inc. (Internet)	7,038	269,837
VirnetX Holding Corp.* (Internet)	5,175	123,838
Vocus, Inc.* (Internet)	5,313	70,397
WebMD Health Corp.* (Internet)	5,382	137,672
Websense, Inc.* (Internet)	5,796	122,238
Yahoo!, Inc.* (Internet)	27,117	412,721

TOTAL COMMON STOCKS (Cost $5,860,345)		9,248,038

TOTAL INVESTMENT SECURITIES (Cost $5,860,345) — 100.0%		9,248,038
Net other assets (liabilities) — NM		4,503

NET ASSETS — 100.0%		$9,252,541

*	Non-income producing security

ProFund VP Internet invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Commercial Services	$143,968	1.6%
Computers	138,524	1.5%
Diversified Financial Services	440,390	4.8%
Internet	6,312,152	68.2%
Software	1,610,016	17.4%
Telecommunications	602,988	6.5%
Other**	4,503	NM
Total	$9,252,541	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (93.2%)
Anadarko Petroleum Corp. (Oil & Gas)	22,110	$1,732,097
Apache Corp. (Oil & Gas)	17,085	1,716,017
Atwood Oceanics, Inc.* (Oil & Gas)	2,680	120,305
Baker Hughes, Inc. (Oil & Gas Services)	19,430	814,894
Berry Petroleum Co. - Class A (Oil & Gas)	2,345	110,520
Bill Barrett Corp.* (Oil & Gas)	2,010	52,280
Bristow Group, Inc. (Transportation)	1,675	79,948
Cabot Oil & Gas Corp. (Oil & Gas)	9,380	292,375
Cameron International Corp.* (Oil & Gas Services)	10,720	566,338
CARBO Ceramics, Inc. (Oil & Gas Services)	1,005	105,977
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,675	47,336
Chart Industries, Inc.* (Machinery - Diversified)	1,340	98,262
Chesapeake Energy Corp. (Oil & Gas)	29,480	683,052
Chevron Corp. (Oil & Gas)	89,445	9,592,082
Cimarex Energy Co. (Oil & Gas)	3,685	278,107
Cobalt International Energy, Inc.* (Oil & Gas)	8,375	251,501
Comstock Resources, Inc.* (Oil & Gas)	2,010	31,818
Concho Resources, Inc.* (Oil & Gas)	4,690	478,755
ConocoPhillips (Oil & Gas)	55,275	4,201,453
Continental Resources, Inc.* (Oil & Gas)	2,680	229,998
Core Laboratories N.V. (Oil & Gas Services)	2,010	264,456
CVR Energy, Inc.* (Oil & Gas)	4,020	107,535
Denbury Resources, Inc.* (Oil & Gas)	17,420	317,567
Devon Energy Corp. (Oil & Gas)	17,085	1,215,085
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,015	201,251
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,350	155,407
Dril-Quip, Inc.* (Oil & Gas Services)	1,675	108,909
El Paso Corp. (Pipelines)	34,170	1,009,723
Energen Corp. (Oil & Gas)	3,350	164,653
EOG Resources, Inc. (Oil & Gas)	12,060	1,339,866
EQT Corp. (Oil & Gas)	6,700	323,007
EXCO Resources, Inc. (Oil & Gas)	6,700	44,421
Exterran Holdings, Inc.* (Oil & Gas Services)	3,015	39,768
Exxon Mobil Corp. (Oil & Gas)	214,400	18,594,912
First Solar, Inc.* (Energy - Alternate Sources)	2,345	58,742
FMC Technologies, Inc.* (Oil & Gas Services)	10,720	540,502
Forest Oil Corp.* (Oil & Gas)	5,025	60,903
GT Advanced Technologies, Inc.* (Semiconductors)	5,695	47,098
Gulfport Energy Corp.* (Oil & Gas)	2,010	58,531
Halliburton Co. (Oil & Gas Services)	41,205	1,367,594
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,355	77,519
Helmerich & Payne, Inc. (Oil & Gas)	4,355	234,952
Hess Corp. (Oil & Gas)	13,735	809,678
HollyFrontier Corp. (Oil & Gas)	8,710	280,027
Key Energy Services, Inc.* (Oil & Gas Services)	6,700	103,515
Kinder Morgan, Inc. (Pipelines)	6,700	258,955
Kodiak Oil & Gas Corp.* (Oil & Gas)	11,055	110,108
Lufkin Industries, Inc. (Oil & Gas Services)	1,340	108,071
Marathon Oil Corp. (Oil & Gas)	31,825	1,008,852
Marathon Petroleum Corp. (Oil & Gas)	15,745	682,703
McDermott International, Inc.* (Engineering & Construction)	10,385	133,032
McMoRan Exploration Co.* (Oil & Gas)	4,690	50,183
Murphy Oil Corp. (Oil & Gas)	8,710	490,112
Nabors Industries, Ltd.* (Oil & Gas)	12,730	222,648
National Oilwell Varco, Inc. (Oil & Gas Services)	18,760	1,490,857
Newfield Exploration Co.* (Oil & Gas)	6,030	209,120
Noble Corp. (Oil & Gas)	11,725	439,336
Noble Energy, Inc. (Oil & Gas)	8,040	786,151
Oasis Petroleum, Inc.* (Oil & Gas)	3,015	92,952
Occidental Petroleum Corp. (Oil & Gas)	36,180	3,445,421
Oceaneering International, Inc. (Oil & Gas Services)	4,690	252,744
OGE Energy Corp. (Electric)	4,355	232,993
Oil States International, Inc.* (Oil & Gas Services)	2,345	183,051
Parker Drilling Co.* (Oil & Gas)	5,360	31,999
Patterson-UTI Energy, Inc. (Oil & Gas)	7,035	121,635
Pioneer Natural Resources Co. (Oil & Gas)	5,360	598,122
Plains Exploration & Production Co.* (Oil & Gas)	6,365	271,467
QEP Resources, Inc. (Oil & Gas)	8,040	245,220
Quicksilver Resources, Inc.* (Oil & Gas)	5,360	27,014
Range Resources Corp. (Oil & Gas)	7,035	409,015
Rosetta Resources, Inc.* (Oil & Gas)	2,345	114,342
Rowan Cos., Inc.* (Oil & Gas)	5,695	187,536
SandRidge Energy, Inc.* (Oil & Gas)	17,085	133,776
Schlumberger, Ltd. (Oil & Gas Services)	59,630	4,169,926
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,005	96,259
SM Energy Co. (Oil & Gas)	2,680	189,664
Southwestern Energy Co.* (Oil & Gas)	15,410	471,546
Sunoco, Inc. (Oil & Gas)	4,690	178,924
Superior Energy Services, Inc.* (Oil & Gas Services)	7,172	189,054
Swift Energy Co.* (Oil & Gas)	2,010	58,350
Tesoro Petroleum Corp.* (Oil & Gas)	6,365	170,837
TETRA Technologies, Inc.* (Oil & Gas Services)	3,350	31,557
The Williams Cos., Inc. (Pipelines)	26,130	805,065
Tidewater, Inc. (Transportation)	2,345	126,677
Transocean, Ltd. (Oil & Gas)	14,405	787,953
Ultra Petroleum Corp.* (Oil & Gas)	6,700	151,621
Unit Corp.* (Oil & Gas)	2,010	85,948
Valero Energy Corp. (Oil & Gas)	25,125	647,471
Weatherford International, Ltd.* (Oil & Gas Services)	33,500	505,515

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Whiting Petroleum Corp.* (Oil & Gas)	5,360	$291,048
WPX Energy, Inc.* (Oil & Gas)	8,710	156,867

TOTAL COMMON STOCKS (Cost $31,770,638)		70,460,433

TOTAL INVESTMENT SECURITIES (Cost $31,770,638) — 93.2%		70,460,433
Net other assets (liabilities) — 6.8%		5,175,946

NET ASSETS — 100.0%		$75,636,379

*              Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$5,199,376	$(624)

ProFund VP Oil & Gas invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Electric	$232,993	0.3%
Energy - Alternate Sources	58,742	0.1%
Engineering & Construction	133,032	0.2%
Machinery - Diversified	98,262	0.1%
Oil & Gas	56,438,025	74.6%
Oil & Gas Services	11,171,913	14.8%
Pipelines	2,073,743	2.7%
Semiconductors	47,098	0.1%
Transportation	206,625	0.3%
Other**	5,175,946	6.8%
Total	$75,636,379	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (61.0%)
Abbott Laboratories (Pharmaceuticals)	23,856	$1,462,134
Alkermes PLC* (Pharmaceuticals)	1,512	28,048
Allergan, Inc. (Pharmaceuticals)	4,704	448,903
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,352	37,514
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	672	12,479
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,376	890,190
Eli Lilly & Co. (Pharmaceuticals)	15,120	608,882
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,848	71,573
Forest Laboratories, Inc.* (Pharmaceuticals)	3,864	134,042
Hospira, Inc.* (Healthcare - Products)	2,520	94,223
Impax Laboratories, Inc.* (Pharmaceuticals)	1,008	24,777
Johnson & Johnson (Healthcare - Products)	42,000	2,770,320
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,008	37,891
Medivation, Inc.* (Pharmaceuticals)	504	37,659
Merck & Co., Inc. (Pharmaceuticals)	47,208	1,812,787
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,552	153,644
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	504	19,520
Perrigo Co. (Pharmaceuticals)	1,344	138,849
Pfizer, Inc. (Pharmaceuticals)	118,104	2,676,237
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	840	31,601
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	840	44,100
Theravance, Inc.* (Pharmaceuticals)	1,176	22,932
ViroPharma, Inc.* (Pharmaceuticals)	1,008	30,310
Warner Chilcott PLC - Class A* (Pharmaceuticals)	2,688	45,185
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,016	135,193

TOTAL COMMON STOCKS (Cost $8,811,338)		11,768,993

TOTAL INVESTMENT SECURITIES (Cost $8,811,338) — 61.0%		11,768,993
Net other assets (liabilities) — 39.0%		7,537,601

NET ASSETS — 100.0%		$19,306,594

*              Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$7,599,088	$(912)

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Biotechnology	$37,514	0.2%
Healthcare - Products	2,864,543	14.8%
Pharmaceuticals	8,866,936	46.0%
Other**	7,537,601	39.0%
Total	$19,306,594	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.0%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $93,945,141	$93,945,000	$93,945,000

TOTAL REPURCHASE AGREEMENTS (Cost $93,945,000)		93,945,000

TOTAL INVESTMENT SECURITIES (Cost $93,945,000) — 101.0%		93,945,000
Net other assets (liabilities) — (1.0)%		(960,718)

NET ASSETS — 100.0%		$92,984,282

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $21,545,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$48,611,531	$(380,793)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	44,504,149	(368,677)
		$(749,470)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.6%)
Alexandria Real Estate Equities, Inc. (REIT)	2,772	$202,716
American Campus Communities, Inc. (REIT)	3,150	140,868
American Capital Agency Corp. (REIT)	9,954	294,041
American Tower Corp. (REIT)	17,766	1,119,613
Annaly Mortgage Management, Inc. (REIT)	43,722	691,682
Apartment Investment and Management Co. - Class A (REIT)	5,418	143,089
AvalonBay Communities, Inc. (REIT)	4,284	605,543
BioMed Realty Trust, Inc. (REIT)	6,930	131,531
Boston Properties, Inc. (REIT)	6,552	687,895
Brandywine Realty Trust (REIT)	6,048	69,431
BRE Properties, Inc. - Class A (REIT)	3,402	171,971
Brookfield Properties Corp. (Real Estate)	11,718	204,479
Camden Property Trust (REIT)	3,528	231,966
CBL & Associates Properties, Inc. (REIT)	6,300	119,196
CBRE Group, Inc. - Class A* (Real Estate)	13,230	264,071
Chimera Investment Corp. (REIT)	46,368	131,222
Colonial Properties Trust (REIT)	3,906	84,877
CommonWealth REIT (REIT)	3,781	70,398
Corporate Office Properties Trust (REIT)	3,276	76,036
DCT Industrial Trust, Inc. (REIT)	11,088	65,419
DDR Corp. (REIT)	10,836	158,206
DiamondRock Hospitality Co. (REIT)	7,560	77,792
Digital Realty Trust, Inc. (REIT)	4,788	354,168
Douglas Emmett, Inc. (REIT)	5,796	132,207
Duke Realty Corp. (REIT)	11,340	162,616
DuPont Fabros Technology, Inc. (REIT)	2,772	67,775
EastGroup Properties, Inc. (REIT)	1,260	63,277
Entertainment Properties Trust (REIT)	2,142	99,346
Equity Lifestyle Properties, Inc. (REIT)	1,890	131,809
Equity Residential (REIT)	13,356	836,353
Essex Property Trust, Inc. (REIT)	1,512	229,083
Extra Space Storage, Inc. (REIT)	4,284	123,336
Federal Realty Investment Trust (REIT)	2,898	280,497
Forest City Enterprises, Inc. - Class A* (Real Estate)	6,048	94,712
Franklin Street Properties Corp. (REIT)	3,276	34,726
General Growth Properties, Inc. (REIT)	17,388	295,422
Hatteras Financial Corp. (REIT)	3,402	94,916
HCP, Inc. (REIT)	18,270	720,934
Health Care REIT, Inc. (REIT)	9,450	519,372
Healthcare Realty Trust, Inc. (REIT)	3,528	77,616
Highwoods Properties, Inc. (REIT)	3,276	109,156
Home Properties, Inc. (REIT)	2,142	130,683
Hospitality Properties Trust (REIT)	5,544	146,750
Host Hotels & Resorts, Inc. (REIT)	31,878	523,437
Invesco Mortgage Capital, Inc. (REIT)	5,166	91,180
Jones Lang LaSalle, Inc. (Real Estate)	2,016	167,953
Kilroy Realty Corp. (REIT)	3,024	140,949
Kimco Realty Corp. (REIT)	18,396	354,307
LaSalle Hotel Properties (REIT)	3,780	106,369
Lexington Realty Trust (REIT)	6,174	55,504
Liberty Property Trust (REIT)	5,166	184,530
Mack-Cali Realty Corp. (REIT)	3,906	112,571
MFA Financial, Inc. (REIT)	16,128	120,476
Mid-America Apartment Communities, Inc. (REIT)	1,638	109,795
National Retail Properties, Inc. (REIT)	4,284	116,482
OMEGA Healthcare Investors, Inc. (REIT)	4,662	99,114
Piedmont Office Realty Trust, Inc. - Class A (REIT)	7,812	138,663
Plum Creek Timber Co., Inc. (Forest Products & Paper)	7,308	303,721
Post Properties, Inc. (REIT)	2,394	112,183
Potlatch Corp. (REIT)	1,764	55,284
Prologis, Inc. (REIT)	20,664	744,317
Public Storage, Inc. (REIT)	6,426	887,881
Rayonier, Inc. (REIT)	5,544	244,435
Realty Income Corp. (REIT)	6,048	234,239
Redwood Trust, Inc. (REIT)	3,150	35,280
Regency Centers Corp. (REIT)	4,032	179,343
Senior Housing Properties Trust (REIT)	7,308	161,141
Simon Property Group, Inc. (REIT)	13,230	1,927,346
SL Green Realty Corp. (REIT)	3,906	302,910
St. Joe Co.* (Real Estate)	4,158	79,044
Starwood Property Trust, Inc. (REIT)	4,284	90,050
Sunstone Hotel Investors, Inc.* (REIT)	5,292	51,544
Tanger Factory Outlet Centers, Inc. (REIT)	3,906	116,125
Taubman Centers, Inc. (REIT)	2,646	193,026
The Howard Hughes Corp.* (Real Estate)	1,134	72,429
The Macerich Co. (REIT)	5,922	341,996
Two Harbors Investment Corp. (REIT)	9,702	98,378
UDR, Inc. (REIT)	9,954	265,871
Ventas, Inc. (REIT)	12,978	741,044
Vornado Realty Trust (REIT)	8,316	700,207
Washington REIT (REIT)	3,024	89,813
Weingarten Realty Investors (REIT)	5,418	143,198
Weyerhaeuser Co. (REIT)	24,066	527,527

TOTAL COMMON STOCKS (Cost $12,444,795)		21,466,458

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $140,000	$140,000	$140,000

TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000

TOTAL INVESTMENT SECURITIES (Cost $12,584,795) — 100.2%		21,606,458
Net other assets (liabilities) — (0.2)%		(40,126)

NET ASSETS — 100.0%		$21,566,332

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Forest Products & Paper	$303,721	1.4%
REIT	20,280,049	94.1%
Real Estate	882,688	4.1%
Other**	99,874	0.4%
Total	$21,566,332	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (61.9%)
Advanced Micro Devices, Inc.* (Semiconductors)	2,448	$19,633
Altera Corp. (Semiconductors)	1,344	53,518
Analog Devices, Inc. (Semiconductors)	1,248	50,419
Applied Materials, Inc. (Semiconductors)	5,520	68,669
Atmel Corp.* (Semiconductors)	1,824	17,985
ATMI, Inc.* (Semiconductors)	144	3,355
Broadcom Corp. - Class A (Semiconductors)	2,016	79,229
Cabot Microelectronics Corp. (Semiconductors)	96	3,732
Cavium, Inc.* (Semiconductors)	192	5,940
Cree, Inc.* (Semiconductors)	480	15,182
Cymer, Inc.* (Electronics)	96	4,800
Cypress Semiconductor Corp. (Semiconductors)	672	10,503
Fairchild Semiconductor International, Inc.* (Semiconductors)	528	7,762
Hittite Microwave Corp.* (Semiconductors)	96	5,214
Integrated Device Technology, Inc.* (Semiconductors)	576	4,118
Intel Corp. (Semiconductors)	21,360	600,430
InterDigital, Inc. (Telecommunications)	192	6,693
International Rectifier Corp.* (Semiconductors)	288	6,644
Intersil Corp. - Class A (Semiconductors)	528	5,914
KLA -Tencor Corp. (Semiconductors)	720	39,182
Lam Research Corp.* (Semiconductors)	480	21,418
Linear Technology Corp. (Semiconductors)	912	30,734
LSI Logic Corp.* (Semiconductors)	2,352	20,415
Marvell Technology Group, Ltd.* (Semiconductors)	2,064	32,467
Maxim Integrated Products, Inc. (Semiconductors)	1,248	35,680
MEMC Electronic Materials, Inc.* (Semiconductors)	960	3,466
Microchip Technology, Inc. (Semiconductors)	816	30,355
Micron Technology, Inc.* (Semiconductors)	4,176	33,826
Microsemi Corp.* (Semiconductors)	384	8,233
Novellus Systems, Inc.* (Semiconductors)	288	14,374
NVIDIA Corp.* (Semiconductors)	2,544	39,152
OmniVision Technologies, Inc.* (Semiconductors)	240	4,800
ON Semiconductor Corp.* (Semiconductors)	1,872	16,867
PMC-Sierra, Inc.* (Semiconductors)	960	6,941
Rambus, Inc.* (Semiconductors)	432	2,786
RF Micro Devices, Inc.* (Telecommunications)	1,152	5,737
SanDisk Corp.* (Computers)	1,008	49,987
Semtech Corp.* (Semiconductors)	288	8,197
Silicon Laboratories, Inc.* (Semiconductors)	192	8,256
Skyworks Solutions, Inc.* (Semiconductors)	768	21,235
Teradyne, Inc.* (Semiconductors)	768	12,972
Tessera Technologies, Inc.* (Semiconductors)	192	3,312
Texas Instruments, Inc. (Semiconductors)	4,800	161,328
TriQuint Semiconductor, Inc.* (Semiconductors)	672	4,633
Xilinx, Inc. (Semiconductors)	1,104	40,219

TOTAL COMMON STOCKS (Cost $864,647)		1,626,312

	Principal Amount	Value
Repurchase Agreements(a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $24,000	$24,000	$24,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $888,647) — 62.8%		1,650,312
Net other assets (liabilities) — 37.2%		976,400

NET ASSETS — 100.0%		$2,626,712

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$999,880	$(120)

ProFund VP Semiconductor invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Computers	$49,987	1.9%
Electronics	4,800	0.2%
Semiconductors	1,559,095	59.3%
Telecommunications	12,430	0.5%
Other**	1,000,400	38.1%
Total	$2,626,712	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (86.4%)
ACI Worldwide, Inc.* (Software)	378	$15,222
Acme Packet, Inc.* (Telecommunications)	378	10,403
Adobe Systems, Inc.* (Software)	4,158	142,661
ADTRAN, Inc. (Telecommunications)	378	11,790
Advanced Micro Devices, Inc.* (Semiconductors)	4,914	39,410
Advent Software, Inc.* (Software)	378	9,677
Akamai Technologies, Inc.* (Internet)	1,512	55,490
Allscripts Healthcare Solutions, Inc.* (Software)	1,512	25,099
Altera Corp. (Semiconductors)	2,646	105,364
Amdocs, Ltd.* (Telecommunications)	1,512	47,749
Analog Devices, Inc. (Semiconductors)	2,646	106,898
ANSYS, Inc.* (Software)	756	49,155
AOL, Inc.* (Internet)	756	14,341
Apple Computer, Inc.* (Computers)	7,938	4,758,593
Applied Materials, Inc. (Semiconductors)	11,340	141,070
Ariba, Inc.* (Software)	756	24,729
Arris Group, Inc.* (Telecommunications)	1,134	12,814
Aruba Networks, Inc.* (Telecommunications)	756	16,844
Aspen Technology, Inc.* (Software)	756	15,521
athenahealth, Inc.* (Software)	378	28,017
Atmel Corp.* (Semiconductors)	3,780	37,271
ATMI, Inc.* (Semiconductors)	378	8,807
Autodesk, Inc.* (Software)	1,890	79,985
BMC Software, Inc.* (Software)	1,512	60,722
Brightpoint, Inc.* (Distribution/Wholesale)	756	6,086
Broadcom Corp. - Class A (Semiconductors)	4,158	163,409
Brocade Communications Systems, Inc.* (Computers)	3,780	21,735
CA, Inc. (Software)	3,024	83,341
Cabot Microelectronics Corp. (Semiconductors)	378	14,697
CACI International, Inc. - Class A* (Computers)	378	23,546
Cadence Design Systems, Inc.* (Computers)	2,268	26,853
Cavium, Inc.* (Semiconductors)	378	11,695
Cerner Corp.* (Software)	1,134	86,365
Check Point Software Technologies, Ltd.* (Software)	1,512	96,526
Ciena Corp.* (Telecommunications)	756	12,240
Cisco Systems, Inc. (Telecommunications)	46,494	983,348
Citrix Systems, Inc.* (Software)	1,512	119,312
Cognizant Technology Solutions Corp.* (Computers)	2,646	203,610
CommVault Systems, Inc.* (Software)	378	18,764
Computer Sciences Corp. (Computers)	1,512	45,269
Compuware Corp.* (Software)	1,890	17,369
Concur Technologies, Inc.* (Software)	378	21,690
Corning, Inc. (Telecommunications)	13,608	191,601
Cree, Inc.* (Semiconductors)	1,134	35,868
CSG Systems International, Inc.* (Software)	378	5,723
Cymer, Inc.* (Electronics)	378	18,900
Cypress Semiconductor Corp. (Semiconductors)	1,512	23,633
Dell, Inc.* (Computers)	13,608	225,893
Diebold, Inc. (Computers)	378	14,561
Digital River, Inc.* (Internet)	378	7,072
DST Systems, Inc. (Computers)	378	20,499
EarthLink, Inc. (Internet)	756	6,040
Electronics for Imaging, Inc.* (Computers)	378	6,282
EMC Corp.* (Computers)	17,766	530,848
Emulex Corp.* (Semiconductors)	756	7,847
Equinix, Inc.* (Internet)	378	59,516
F5 Networks, Inc.* (Internet)	756	102,030
Fair Isaac Corp. (Software)	378	16,594
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,134	16,670
Finisar Corp.* (Telecommunications)	756	15,233
Fortinet, Inc.* (Computers)	1,134	31,355
Garmin, Ltd. (Electronics)	1,134	53,241
Gartner Group, Inc.* (Commercial Services)	756	32,236
Google, Inc. - Class A* (Internet)	2,268	1,454,332
Harmonic, Inc.* (Telecommunications)	1,134	6,203
Harris Corp. (Telecommunications)	1,134	51,121
Hewlett-Packard Co. (Computers)	17,388	414,356
Hittite Microwave Corp.* (Semiconductors)	378	20,529
IAC/InterActiveCorp (Internet)	756	37,112
Informatica Corp.* (Software)	756	39,992
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,512	28,063
Insight Enterprises, Inc.* (Computers)	378	8,290
Integrated Device Technology, Inc.* (Semiconductors)	1,134	8,108
Intel Corp. (Semiconductors)	44,226	1,243,193
InterDigital, Inc. (Telecommunications)	378	13,177
International Business Machines Corp. (Computers)	9,450	1,971,743
International Rectifier Corp.* (Semiconductors)	756	17,441
Intersil Corp. - Class A (Semiconductors)	1,134	12,701
Intuit, Inc. (Software)	2,268	136,375
j2 Global, Inc. (Computers)	378	10,841
JDA Software Group, Inc.* (Software)	378	10,387
JDS Uniphase Corp.* (Telecommunications)	1,890	27,386
Juniper Networks, Inc.* (Telecommunications)	4,536	103,784
KLA -Tencor Corp. (Semiconductors)	1,512	82,283
Lam Research Corp.* (Semiconductors)	1,134	50,599
Lexmark International, Inc. - Class A (Computers)	756	25,129
Linear Technology Corp. (Semiconductors)	1,890	63,693

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LSI Logic Corp.* (Semiconductors)	4,914	$42,654
Marvell Technology Group, Ltd.* (Semiconductors)	4,158	65,405
Maxim Integrated Products, Inc. (Semiconductors)	2,646	75,649
MEMC Electronic Materials, Inc.* (Semiconductors)	1,890	6,823
Mentor Graphics Corp.* (Computers)	756	11,234
Microchip Technology, Inc. (Semiconductors)	1,512	56,246
Micron Technology, Inc.* (Semiconductors)	8,694	70,421
Micros Systems, Inc.* (Computers)	756	41,799
Microsemi Corp.* (Semiconductors)	756	16,209
Microsoft Corp. (Software)	64,638	2,084,576
Motorola Mobility Holdings, Inc.* (Telecommunications)	2,646	103,829
Motorola Solutions, Inc. (Telecommunications)	2,646	134,496
NCR Corp.* (Computers)	1,512	32,826
NetApp, Inc.* (Computers)	3,024	135,384
Novellus Systems, Inc.* (Semiconductors)	756	37,732
Nuance Communications, Inc.* (Software)	1,890	48,346
NVIDIA Corp.* (Semiconductors)	5,292	81,444
OmniVision Technologies, Inc.* (Semiconductors)	378	7,560
ON Semiconductor Corp.* (Semiconductors)	3,780	34,058
Oracle Corp. (Software)	33,642	981,001
Parametric Technology Corp.* (Software)	1,134	31,684
Pitney Bowes, Inc. (Office/Business Equipment)	1,512	26,581
Plantronics, Inc. (Telecommunications)	378	15,218
PMC-Sierra, Inc.* (Semiconductors)	1,890	13,665
Polycom, Inc.* (Telecommunications)	1,512	28,834
Progress Software Corp.* (Software)	378	8,928
QLIK Technologies, Inc.* (Software)	756	24,192
QLogic Corp.* (Semiconductors)	756	13,427
Qualcomm, Inc. (Telecommunications)	14,364	977,039
Quality Systems, Inc. (Software)	378	16,530
Quest Software, Inc.* (Software)	378	8,796
Rackspace Hosting, Inc.* (Internet)	756	43,689
Rambus, Inc.* (Semiconductors)	756	4,876
Red Hat, Inc.* (Software)	1,512	90,554
RF Micro Devices, Inc.* (Telecommunications)	2,268	11,295
Riverbed Technology, Inc.* (Computers)	1,512	42,457
Rovi Corp.* (Semiconductors)	1,134	36,912
SAIC, Inc.* (Commercial Services)	3,024	39,917
Salesforce.com, Inc.* (Software)	1,134	175,214
SanDisk Corp.* (Computers)	1,890	93,725
Seagate Technology PLC (Computers)	3,402	91,684
Semtech Corp.* (Semiconductors)	378	10,758
Silicon Laboratories, Inc.* (Semiconductors)	378	16,254
Skyworks Solutions, Inc.* (Semiconductors)	1,512	41,807
Solarwinds, Inc.* (Software)	378	14,610
Solera Holdings, Inc. (Software)	756	34,693
Sonus Networks, Inc.* (Telecommunications)	1,890	5,481
Symantec Corp.* (Internet)	6,426	120,166
Synaptics, Inc.* (Computers)	378	13,801
Synopsys, Inc.* (Computers)	1,134	34,768
Tech Data Corp.* (Electronics)	378	20,510
Tellabs, Inc. (Telecommunications)	3,024	12,247
Teradata Corp.* (Computers)	1,512	103,043
Teradyne, Inc.* (Semiconductors)	1,512	25,538
Tessera Technologies, Inc.* (Semiconductors)	378	6,521
Texas Instruments, Inc. (Semiconductors)	9,828	330,319
The Ultimate Software Group, Inc.* (Software)	378	27,700
Tibco Software, Inc.* (Internet)	1,512	46,116
TriQuint Semiconductor, Inc.* (Semiconductors)	1,512	10,425
Unisys Corp.* (Computers)	378	7,454
VeriFone Systems, Inc.* (Software)	756	39,214
VeriSign, Inc. (Internet)	1,512	57,970
ViaSat, Inc.* (Telecommunications)	378	18,223
VMware, Inc. - Class A* (Software)	756	84,952
Websense, Inc.* (Internet)	378	7,972
Western Digital Corp.* (Computers)	1,890	78,227
Xerox Corp. (Office/Business Equipment)	12,096	97,736
Xilinx, Inc. (Semiconductors)	2,268	82,623
Yahoo!, Inc.* (Internet)	10,206	155,335

TOTAL COMMON STOCKS (Cost $12,102,076)		22,399,339

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $13,000	$13,000	$13,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $12,115,076) — 86.5%		22,412,339
Net other assets (liabilities) — 13.5%		3,499,155

NET ASSETS — 100.0%		$25,911,494

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$1,599,808	$(192)

ProFund VP Technology invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Commercial Services	$72,153	0.3%
Computers	9,025,805	34.8%
Distribution/Wholesale	34,149	0.1%
Electronics	92,651	0.4%
Internet	2,167,181	8.4%
Office/Business Equipment	124,317	0.5%
Semiconductors	3,298,512	12.7%
Software	4,774,216	18.4%
Telecommunications	2,810,355	10.8%
Other**	3,512,155	13.6%
Total	$25,911,494	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (46.6%)
AboveNet, Inc.* (Internet)	318	$26,330
AT&T, Inc. (Telecommunications)	77,433	2,418,233
CenturyLink, Inc. (Telecommunications)	7,950	307,268
Cincinnati Bell, Inc.* (Telecommunications)	2,544	10,227
Crown Castle International Corp.* (Telecommunications)	3,180	169,621
Frontier Communications Corp. (Telecommunications)	13,038	54,368
Leap Wireless International, Inc.* (Telecommunications)	795	6,940
Leucadia National Corp. (Holding Companies - Diversified)	2,544	66,398
Level 3 Communications, Inc.* (Telecommunications)	2,067	53,184
MetroPCS Communications, Inc.* (Telecommunications)	4,134	37,289
NII Holdings, Inc. - Class B* (Telecommunications)	2,226	40,758
SBA Communications Corp. - Class A* (Telecommunications)	1,431	72,709
Sprint Nextel Corp.* (Telecommunications)	38,955	111,022
Telephone & Data Systems, Inc. (Telecommunications)	1,272	29,447
tw telecom, Inc.* (Telecommunications)	1,908	42,281
US Cellular Corp.* (Telecommunications)	159	6,508
Verizon Communications, Inc. (Telecommunications)	36,888	1,410,228
Virgin Media, Inc. (Telecommunications)	3,975	99,296
Windstream Corp. (Telecommunications)	7,473	87,509

TOTAL COMMON STOCKS (Cost $3,465,085)		5,049,616

	Principal Amount	Value
Repurchase Agreements(a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $103,000	$103,000	$103,000

TOTAL REPURCHASE AGREEMENTS (Cost $103,000)		103,000

TOTAL INVESTMENT SECURITIES (Cost $3,568,085) — 47.5%		5,152,616
Net other assets (liabilities) — 52.5%		5,690,657

NET ASSETS — 100.0%		$10,843,273

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$5,799,304	$(696)

ProFund VP Telecommunications invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Holding Companies - Diversified	$66,398	0.6%
Internet	26,330	0.3%
Telecommunications	4,956,888	45.7%
Other**	5,793,657	53.4%
Total	$10,843,273	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	March 31, 2012
(unaudited)

	Shares	Value
Common Stocks (99.6%)
AGL Resources, Inc. (Gas)	9,384	$368,040
ALLETE, Inc. (Electric)	2,448	101,568
Alliant Energy Corp. (Electric)	8,976	388,840
Ameren Corp. (Electric)	19,176	624,754
American Electric Power, Inc. (Electric)	38,352	1,479,620
American Water Works Co., Inc. (Water)	13,872	472,064
Aqua America, Inc. (Water)	11,016	245,547
Atmos Energy Corp. (Gas)	7,344	231,042
Avista Corp. (Electric)	4,488	114,803
Black Hills Corp. (Electric)	3,264	109,442
California Water Service Group (Water)	3,264	59,437
Calpine Corp.* (Electric)	30,600	526,626
CenterPoint Energy, Inc. (Gas)	31,416	619,524
Cleco Corp. (Electric)	4,896	194,126
CMS Energy Corp. (Electric)	19,992	439,824
Consolidated Edison, Inc. (Electric)	23,256	1,358,616
Dominion Resources, Inc. (Electric)	45,288	2,319,199
DTE Energy Co. (Electric)	13,464	740,924
Duke Energy Corp. (Electric)	104,856	2,203,025
Edison International (Electric)	23,664	1,005,957
El Paso Electric Co. (Electric)	3,264	106,047
Entergy Corp. (Electric)	13,872	932,198
Exelon Corp. (Electric)	67,320	2,639,617
FirstEnergy Corp. (Electric)	33,048	1,506,658
GenOn Energy, Inc.* (Electric)	61,200	127,296
Great Plains Energy, Inc. (Electric)	10,608	215,024
Hawaiian Electric Industries, Inc. (Electric)	7,752	196,513
IDACORP, Inc. (Electric)	4,080	167,770
Integrys Energy Group, Inc. (Electric)	6,120	324,299
ITC Holdings Corp. (Electric)	4,080	313,915
Laclede Group, Inc. (Gas)	1,632	63,681
National Fuel Gas Co. (Gas)	6,120	294,494
New Jersey Resources Corp. (Gas)	3,264	145,476
NextEra Energy, Inc. (Electric)	33,456	2,043,493
NiSource, Inc. (Gas)	22,440	546,414
Northeast Utilities System (Electric)	13,872	514,929
Northwest Natural Gas Co. (Gas)	2,040	92,616
NorthWestern Corp. (Electric)	2,856	101,274
NRG Energy, Inc.* (Electric)	18,360	287,701
NSTAR (Electric)	8,160	396,821
NV Energy, Inc. (Electric)	18,768	302,540
ONEOK, Inc. (Pipelines)	7,752	633,028
Pepco Holdings, Inc. (Electric)	17,952	339,113
PG&E Corp. (Electric)	32,640	1,416,902
Piedmont Natural Gas Co., Inc. (Gas)	5,712	177,472
Pinnacle West Capital Corp. (Electric)	8,568	410,407
PNM Resources, Inc. (Electric)	6,120	111,996
Portland General Electric Co. (Electric)	6,120	152,878
PPL Corp. (Electric)	46,104	1,302,899
Progress Energy, Inc. (Electric)	23,256	1,235,126
Public Service Enterprise Group, Inc. (Electric)	40,392	1,236,399
Questar Corp. (Gas)	14,280	275,033
SCANA Corp. (Electric)	9,384	428,004
Sempra Energy (Gas)	17,952	1,076,402
South Jersey Industries, Inc. (Gas)	2,448	122,498
Southern Co. (Electric)	68,136	3,061,351
Southwest Gas Corp. (Gas)	3,672	156,941
Spectra Energy Corp. (Pipelines)	51,408	1,621,922
TECO Energy, Inc. (Electric)	15,912	279,256
The AES Corp.* (Electric)	51,408	671,903
UGI Corp. (Gas)	9,384	255,714
UIL Holdings Corp. (Electric)	4,080	141,821
Unisource Energy Corp. (Electric)	2,856	104,444
Vectren Corp. (Gas)	6,528	189,704
Westar Energy, Inc. (Electric)	9,384	262,095
WGL Holdings, Inc. (Gas)	4,080	166,056
Wisconsin Energy Corp. (Electric)	18,360	645,905
Xcel Energy, Inc. (Electric)	38,352	1,015,177

TOTAL COMMON STOCKS (Cost $26,942,158)		42,412,200

TOTAL INVESTMENT SECURITIES (Cost $26,942,158) — 99.6%		42,412,200
Net other assets (liabilities) — 0.4%		185,582

NET ASSETS — 100.0%		$42,597,782

*              Non-income producing security

ProFund VP Utilities invested in the following industries as of March 31, 2012:

	Value	% of Net Assets
Electric	$34,599,095	81.3%
Gas	4,781,107	11.2%
Pipelines	2,254,950	5.3%
Water	777,048	1.8%
Other**	185,582	0.4%
Total	$42,597,782	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	March 31, 2012
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (42.1%)
U.S. Treasury Bonds, 3.13%, 2/15/42	$19,340,000	$18,478,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,067,626)		18,478,766

Repurchase Agreements(a)(b) (72.9%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $31,986,048	$31,986,000	$31,986,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,986,000)		31,986,000

TOTAL INVESTMENT SECURITIES (Cost $51,053,626) — 115.0%		50,464,766
Net other assets (liabilities) — (15.0)%		(6,597,204)

NET ASSETS — 100.0%		$43,867,562

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $4,370,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	$12,421,094	$(1,522,021)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	23,791,172	(1,254,037)
		$(2,776,058)

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (84.8%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $28,918,043	$28,918,000	$28,918,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,918,000)		28,918,000

TOTAL INVESTMENT SECURITIES (Cost $28,918,000) — 84.8%		28,918,000
Net other assets (liabilities) — 15.2%		5,177,209

NET ASSETS — 100.0%		$34,095,209

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2012, the aggregate amount held in a segregated account was $1,460,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contracts expiring 6/21/12 (Underlying notional amount at value $137,625)	1	$4,780

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	$(27,613,047)	$858,906
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.125% due 2/15/42	(14,809,766)	966,368
		$1,825,274

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.2%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $1,277,002	$1,277,000	$1,277,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,277,000)		1,277,000

TOTAL INVESTMENT SECURITIES (Cost $1,277,000) — 99.2%		1,277,000
Net other assets (liabilities) — 0.8%		10,691

NET ASSETS — 100.0%		$1,287,691

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2012, the aggregate amount held in a segregated account was $154,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contracts expiring 6/19/12 (Underlying notional amount at value $158,280)	2	$2,764

See accompanying notes to schedules of portfolio investments.

At March 31, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	4/13/12	2,625	$4,124	$4,198	$(74)
Canadian Dollar vs. U.S. Dollar	4/13/12	3,535	3,561	3,544	17
Euro vs. U.S. Dollar	4/13/12	14,384	18,819	19,182	(363)
Japanese Yen vs. U.S. Dollar	4/13/12	225,103	2,696	2,721	(25)
Swedish Krona vs. U.S. Dollar	4/13/12	6,931	1,020	1,047	(27)
Swiss Franc vs. U.S. Dollar	4/13/12	1,074	1,164	1,190	(26)
Total Short Contracts			$31,384	$31,882	$(498)

Long:
British Pound Sterling vs. U.S. Dollar	4/13/12	54,470	$85,547	$87,107	$1,560
Canadian Dollar vs. U.S. Dollar	4/13/12	71,399	71,196	71,581	385
Euro vs. U.S. Dollar	4/13/12	286,577	375,794	382,170	6,376
Japanese Yen vs. U.S. Dollar	4/13/12	9,494,799	117,386	114,755	(2,631)
Swedish Krona vs. U.S. Dollar	4/13/12	133,034	19,486	20,106	620
Swiss Franc vs. U.S. Dollar	4/13/12	20,157	21,925	22,341	416
Total Long Contracts			$691,334	$698,060	$6,726

At March 31, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	4/13/12	33,548	$52,702	$53,649	$947
Canadian Dollar vs. U.S. Dollar	4/13/12	33,953	33,862	34,040	178
Euro vs. U.S. Dollar	4/13/12	224,429	294,204	299,292	5,088
Japanese Yen vs. U.S. Dollar	4/13/12	3,534,279	43,705	42,716	(989)
Swedish Krona vs. U.S. Dollar	4/13/12	195,259	28,604	29,510	906
Swiss Franc vs. U.S. Dollar	4/13/12	18,367	19,976	20,356	380
Total Long Contracts			$473,053	$479,563	$6,510

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	March 31, 2012
(unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (90.5%)
Repurchase Agreements with various counterparties, rates 0.00%—0.05%, dated 3/30/12, due 4/2/12, total to be received $121,229,182	$121,229,000	$121,229,000

TOTAL REPURCHASE AGREEMENTS (Cost $121,229,000)		121,229,000

TOTAL INVESTMENT SECURITIES (Cost $121,229,000) — 90.5%		121,229,000
Net other assets (liabilities) — 9.5%		12,756,860

NET ASSETS — 100.0%		$133,985,860

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act.  Each ProFund VP has one class of shares.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral, which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At March 31, 2012, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.04%, dated 3/30/12, due 4/2/12(1)	HSBC Securities (USA), Inc., 0.05%, dated 3/30/12, due 4/2/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 3/30/12, due 4/2/12(3)	UBS Securities, LLC, 0.00%, dated 3/30/12, due 4/2/12(4)	UMB Bank N.A., 0.00%, dated 3/30/12, due 4/2/12(5)
ProFund VP Bull	5,733,000	15,584,000	3,459,000	14,067,000	995,000
ProFund VP Mid-Cap	3,327,000	3,325,000	3,327,000	3,327,000	3,327,000
ProFund VP Small-Cap	1,117,000	3,039,000	673,000	2,743,000	201,000
ProFund VP Dow 30	1,239,000	1,231,000	1,239,000	1,239,000	1,239,000
ProFund VP NASDAQ-100	6,254,000	17,001,000	3,775,000	15,346,000	1,086,000
ProFund VP Mid-Cap Growth	22,000	60,000	13,000	54,000	5,000
ProFund VP Asia 30	22,000	60,000	13,000	54,000	5,000
ProFund VP Europe 30	24,000	65,000	14,000	59,000	6,000
ProFund VP International	1,419,000	1,411,000	1,419,000	1,419,000	1,419,000
ProFund VP Emerging Markets	865,000	859,000	865,000	865,000	865,000
ProFund VP Japan	3,208,000	3,206,000	3,208,000	3,208,000	3,208,000
ProFund VP UltraBull	3,033,000	8,247,000	1,830,000	7,444,000	530,000
ProFund VP UltraMid-Cap	2,607,000	7,088,000	1,574,000	6,398,000	456,000
ProFund VP UltraSmall-Cap	4,934,000	13,411,000	2,977,000	12,106,000	859,000
ProFund VP UltraNASDAQ-100	3,614,000	9,826,000	2,181,000	8,870,000	633,000
ProFund VP Bear	4,337,000	4,332,000	4,337,000	4,337,000	4,337,000
ProFund VP Short Mid-Cap	284,000	276,000	284,000	284,000	284,000
ProFund VP Short Small-Cap	942,000	941,000	942,000	942,000	942,000
ProFund VP Short Dow 30	14,000	12,000	14,000	13,000	13,000
ProFund VP Short NASDAQ-100	1,130,000	1,126,000	1,130,000	1,130,000	1,130,000
ProFund VP Short International	318,000	315,000	318,000	318,000	318,000
ProFund VP Short Emerging Markets	359,000	355,000	359,000	359,000	359,000
ProFund VP UltraShort Dow 30	60,000	59,000	60,000	60,000	60,000
ProFund VP UltraShort NASDAQ-100	240,000	237,000	240,000	240,000	240,000
ProFund VP Banks	3,000	9,000	2,000	8,000	2,000
ProFund VP Biotechnology	6,000	18,000	4,000	16,000	4,000
ProFund VP Consumer Services	36,000	98,000	21,000	89,000	9,000
ProFund VP Health care	27,000	73,000	16,000	66,000	7,000
ProFund VP Industrials	15,000	41,000	9,000	37,000	3,000
ProFund VP Precious Metals	18,789,000	18,789,000	18,789,000	18,789,000	18,789,000
ProFund VP Real Estate	20,000	54,000	12,000	49,000	5,000
ProFund VP Semiconductor	3,000	9,000	2,000	8,000	2,000
ProFund VP Technology	1,000	5,000	1,000	4,000	2,000
ProFund VP Telecommunications	14,000	40,000	8,000	36,000	5,000
ProFund VP U.S. Government Plus	6,398,000	6,394,000	6,398,000	6,398,000	6,398,000
ProFund VP Rising Rates Opportunity	5,784,000	5,782,000	5,784,000	5,784,000	5,784,000
ProFund VP Falling U.S. Dollar	256,000	253,000	256,000	256,000	256,000
ProFund VP Money Market	24,246,000	24,245,000	24,246,000	24,246,000	24,246,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at March 31, 2012 as follows:

(1)        Federal National Mortgage Association, 1.12% to 4.375%, due 3/15/13 to 12/15/14, which had an aggregate value of $124,485,404.

(2)        Federal National Mortgage Association, 1.00% to 4.375%, due 3/15/13 to 11/4/14, Federal Home Loan Mortgage Corp., 0.00%, due 1/9/13, Federal Home Loan Bank, 0.18% to 0.28%, due 1/10/13 to 9/16/13, Federal Farm Credit Bank, 1.05%, due 3/28/16, which had an aggregate value of $187,877,518.

(3)        U.S. Treasury Notes, 1.75%, due 3/31/14, which had an aggregate value of $109,795,735.

(4)        Federal National Mortgage Association, 0.60% to 4.375%, due 3/15/13 to 10/26/15, Federal Home Loan Bank, 0.22% to 0.25%, due 7/20/12 to 8/30/12, Federal Home Loan Mortgage Corp., 0.55% to 2.00%, due 12/27/13 to 3/28/17, which had an aggregate value of $178,243,767.

(5)        U.S. Treasury Notes, 2.00%, due 11/15/21, Federal Home Loan Bank, 1.125% to 3.625%, due 6/8/12 to 3/8/13, Federal Farm Credit Bank, 0.92% to 4.50%, due 4/24/12 to 11/26/13, Federal National Mortgage Association, 0.80% to 4.875%, due 5/18/12 to 11/17/15, Federal Home Loan Mortgage Corp., 3.50% to 5.50%, due 8/20/12 to 5/29/13, which had an aggregate value of $94,251,379.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars and trades on American exchanges without being converted into ADRs.  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance of a daily benchmark such as the daily performance or multiple, inverse, or inverse multiple of the daily performance of a benchmark or security. All derivative instruments held as of March 31, 2012, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Futures Contracts and Related Options

Each non-money market ProFund VP may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund VP’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. Each ProFund VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the ProFunds VP to continue to claim this exclusion. If a ProFund VP were no longer able to claim the exclusion, the Advisor would be required to register as a “commodity pool operator,” and certain ProFunds VP and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the ProFunds VP to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the ProFunds VP is uncertain.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the ProFund VP Falling U.S. Dollar may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom this ProFund VP has an open forward position, defaults or becomes bankrupt.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.  Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.  The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of March 31, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$44,445,098	$—	$—	$—	$44,445,098	$—
Rights/Warrants	8	—	—	—	8	—
Repurchase Agreements	—	—	39,838,000	—	39,838,000	—
Futures Contracts	—	459,647	—	—	—	459,647
Swap Agreements	—	—	—	(103,351)	—	(103,351)
Total	$44,445,106	$459,647	$39,838,000	$(103,351)	$84,283,106	$356,296

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$16,633,000	$—	$16,633,000	$—
Futures Contracts	—	82,551	—	—	—	82,551
Swap Agreements	—	—	—	(94,737)	—	(94,737)
Total	$—	$82,551	$16,633,000	$(94,737)	$16,633,000	$(12,186)

ProFund VP Small-Cap
Common Stocks	$1,035,599	$—	$—	$—	$1,035,599	$—
Repurchase Agreements	—	—	7,773,000	—	7,773,000	—
Futures Contracts	—	50,374	—	—	—	50,374
Swap Agreements	—	—	—	(70,717)	—	(70,717)
Total	$1,035,599	$50,374	$7,773,000	$(70,717)	$8,808,599	$(20,343)

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$6,187,000	$—	$6,187,000	$—
Futures Contracts	—	5,619	—	—	—	5,619
Swap Agreements	—	—	—	(9,247)	—	(9,247)
Total	$—	$5,619	$6,187,000	$(9,247)	$6,187,000	$(3,628)

ProFund VP NASDAQ-100
Common Stocks	$25,275,595	$—	$—	$—	$25,275,595	$—
Repurchase Agreements	—	—	43,462,000	—	43,462,000	—
Futures Contracts	—	428,145	—	—	—	428,145
Swap Agreements	—	—	—	(342,888)	—	(342,888)
Total	$25,275,595	$428,145	$43,462,000	$(342,888)	$68,737,595	$85,257

ProFund VP Large-Cap Value
Common Stocks	$33,074,230	$—	$—	$—	$33,074,230	$—
Rights/Warrants	9	—	—	—	9	—
Total	$33,074,239	$—	$—	$—	$33,074,239	$—

ProFund VP Large-Cap Growth
Common Stocks	$34,170,917	$—	$—	$—	$34,170,917	$—
Total	$34,170,917	$—	$—	$—	$34,170,917	$—

ProFund VP Mid-Cap Value
Common Stocks	$33,866,352	$—	$—	$—	$33,866,352	$—
Total	$33,866,352	$—	$—	$—	$33,866,352	$—

ProFund VP Mid-Cap Growth
Common Stocks	$45,441,836	$—	$—	$—	$45,441,836	$—
Repurchase Agreements	—	—	154,000	—	154,000	—
Total	$45,441,836	$—	$154,000	$—	$45,595,836	$—

ProFund VP Small-Cap Value
Common Stocks	$27,727,634	$—	$—	$—	$27,727,634	$—
Total	$27,727,634	$—	$—	$—	$27,727,634	$—

ProFund VP Small-Cap Growth
Common Stocks	$35,248,851	$—	$—	$—	$35,248,851	$—
Total	$35,248,851	$—	$—	$—	$35,248,851	$—

ProFund VP Asia 30
Common Stocks	$49,393,310	$—	$—	$—	$49,393,310	$—
Repurchase Agreements	—	—	154,000	—	154,000	—
Total	$49,393,310	$—	$154,000	$—	$49,547,310	$—

ProFund VP Europe 30
Common Stocks	$29,668,919	$—	$—	$—	$29,668,919	$—
Futures Contracts	—	—	—	—	—	—
Total	$29,668,919	$—	$168,000	$—	$29,836,919	$—

ProFund VP International
Repurchase Agreements	$—	$—	$7,087,000	$—	$7,087,000	$—
Swap Agreements	—	—	—	(27,218)	—	(27,218)
Total	$—	$—	$7,087,000	$(27,218)	$7,087,000	$(27,218)

ProFund VP Emerging Markets
Common Stocks	$15,184,511	$—	$—	$—	$15,184,511	$—
Preferred Stocks	5,138,927	—	—	—	5,138,927	—
Repurchase Agreements	—	—	4,319,000	—	4,319,000	—
Swap Agreements	—	—	—	(77,961)	—	(77,961)
Total	$20,323,438	$—	$4,319,000	$(77,961)	$24,642,438	$(77,961)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

ProFund VP Japan
Repurchase Agreements	$—	$—	$16,038,000	$—	$16,038,000	$—
Futures Contracts	—	1,090,100	—	—	—	1,090,100
Total	$—	$1,090,100	$16,038,000	$—	$16,038,000	$1,090,100

ProFund VP UltraBull
Common Stocks	$8,080,933	$—	$—	$—	$8,080,933	$—
Rights/Warrants	10	—	—	—	10	—
Repurchase Agreements	—	—	21,084,000	—	21,084,000	—
Futures Contracts	—	99,797	—	—	—	99,797
Swap Agreements	—	—	—	(80,969)	—	(80,969)
Total	$8,080,943	$99,797	$21,084,000	$(80,969)	$29,164,943	$18,828

ProFund VP UltraMid-Cap
Common Stocks	$10,903,489	$—	$—	$—	$10,903,489	$—
Repurchase Agreements	—	—	18,123,000	—	18,123,000	—
Futures Contracts	—	71,892	—	—	—	71,892
Swap Agreements	—	—	—	(258,763)	—	(258,763)
Total	$10,903,489	$71,892	$18,123,000	$(258,763)	$29,026,489	$(186,871)

ProFund VP UltraSmall-Cap
Common Stocks	$2,934,186	$—	$—	$—	$2,934,186	$—
Repurchase Agreements	—	—	34,287,000	—	34,287,000	—
Futures Contracts	—	172,711	—	—	—	172,711
Swap Agreements	—	—	—	(674,067)	—	(674,067)
Total	$2,934,186	$172,711	$34,287,000	$(674,067)	$37,221,186	$(501,356)

ProFund VP UltraNASDAQ-100
Common Stocks	$19,110,816	$—	$—	$—	$19,110,816	$—
Repurchase Agreements	—	—	25,124,000	—	25,124,000	—
Futures Contracts	—	403,484	—	—	—	403,484
Swap Agreements	—	—	—	(516,997)	—	(516,997)
Total	$19,110,816	$403,484	$25,124,000	$(516,997)	$44,234,816	$(113,513)

ProFund VP Bear
Repurchase Agreements	$—	$—	$21,680,000	$—	$21,680,000	$—
Futures Contracts	—	(122,837)	—	—	—	(122,837)
Swap Agreements	—	—	—	41,789	—	41,789
Total	$—	$(122,837)	$21,680,000	$41,789	$21,680,000	$(81,048)

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$1,412,000	$—	$1,412,000	$—
Futures Contracts	—	(8,855)	—	—	—	(8,855)
Swap Agreements	—	—	—	7,192	—	7,192
Total	$—	$(8,855)	$1,412,000	$7,192	$1,412,000	$(1,663)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$4,709,000	$—	$4,709,000	$—
Futures Contracts	—	(28,815)	—	—	—	(28,815)
Swap Agreements	—	—	—	46,037	—	46,037
Total	$—	$(28,815)	$4,709,000	$46,037	$4,709,000	$17,222

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$66,000	$—	$66,000	$—
Swap Agreements	—	—	—	(80)	—	(80)
Total	$—	$—	$66,000	$(80)	$66,000	$(80)

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$5,646,000	$—	$5,646,000	$—
Futures Contracts	—	(50,131)	—	—	—	(50,131)
Swap Agreements	—	—	—	47,291	—	47,291
Total	$—	$(50,131)	$5,646,000	$47,291	$5,646,000	$(2,840)

ProFund VP Short International
Repurchase Agreements	$—	$—	$1,587,000	$—	$1,587,000	$—
Swap Agreements	—	—	—	5,922	—	5,922
Total	$—	$—	$1,587,000	$5,922	$1,587,000	$5,922

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,791,000	$—	$1,791,000	$—
Swap Agreements	—	—	—	18,713	—	18,713
Total	$—	$—	$1,791,000	$18,713	$1,791,000	$18,713

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$299,000	$—	$299,000	$—
Futures Contracts	—	—	—	—	—	—
Swap Agreements	—	—	—	(63)	—	(63)
Total	$—	$—	$299,000	$(63)	$299,000	$(63)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,197,000	$—	$1,197,000	$—
Futures Contracts	—	(11,227)	—	—	—	(11,227)
Swap Agreements	—	—	—	21,401	—	21,401
Total	$—	$(11,227)	$1,197,000	$21,401	$1,197,000	$10,174

ProFund VP Banks
Common Stocks	$7,245,868	$—	$—	$—	$7,245,868	$—
Repurchase Agreements	—	—	24,000	—	24,000	—
Swap Agreements	—	—	—	(552)	—	(552)
Total	$7,245,868	$—	$24,000	$(552)	$7,269,868	$(552)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

ProFund VP Basic Materials
Common Stocks	$33,229,223	$—	$—	$—	$33,229,223	$—
Total	$33,229,223	$—	$—	$—	$33,229,223	$—

ProFund VP Biotechnology
Common Stocks	$10,707,214	$—	$—	$—	$10,707,214	$—
Repurchase Agreements	—	—	48,000	—	48,000	—
Swap Agreements	—	—	—	(648)	—	(648)
Total	$10,707,214	$—	$48,000	$(648)	$10,755,214	$(648)

ProFund VP Consumer Goods
Common Stocks	$19,127,587	$—	$—	$—	$19,127,587	$—
Total	$19,127,587	$—	$—	$—	$19,127,587	$—

ProFund VP Consumer Services
Common Stocks	$28,435,946	$—	$—	$—	$28,435,946	$—
Repurchase Agreements	—	—	253,000	—	253,000	—
Total	$28,435,946	$—	$253,000	$—	$28,688,946	$—

ProFund VP Financials
Common Stocks	$38,703,500	$—	$—	$—	$38,703,500	$—
Rights/Warrants	1	—	—	—	1	—
Total	$38,703,501	$—	$—	$—	$38,703,501	$—

ProFund VP Health Care
Common Stocks	$29,464,077	$—	$—	$—	$29,464,077	$—
Repurchase Agreements	—	—	189,000	—	189,000	—
Total	$29,464,077	$—	$189,000	$—	$29,653,077	$—

ProFund VP Industrials
Common Stocks	$17,939,100	$—	$—	$—	$17,939,100	$—
Repurchase Agreements	—	—	105,000	—	105,000	—
Total	$17,939,100	$—	$105,000	$—	$18,044,100	$—

ProFund VP Internet
Common Stocks	$9,248,038	$—	$—	$—	$9,248,038	$—
Total	$9,248,038	$—	$—	$—	$9,248,038	$—

ProFund VP Oil & Gas
Common Stocks	$70,460,433	$—	$—	$—	$70,460,433	$—
Swap Agreements	—	—	—	(624)	—	(624)
Total	$70,460,433	$—	$—	$(624)	$70,460,433	$(624)

ProFund VP Pharmaceuticals
Common Stocks	$11,768,993	$—	$—	$—	$11,768,993	$—
Swap Agreements	—	—	—	(912)	—	(912)
Total	$11,768,993	$—	$—	$(912)	$11,768,993	$(912)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$93,945,000	$—	$93,945,000	$—
Swap Agreements	—	—	—	(749,470)	—	(749,470)
Total	$—	$—	$93,945,000	$(749,470)	$93,945,000	$(749,470)

ProFund VP Real Estate
Common Stocks	$21,466,458	$—	$—	$—	$21,466,458	$—
Repurchase Agreements	—	—	140,000	—	140,000	—
Total	$21,466,458	$—	$140,000	$—	$21,606,458	$—

ProFund VP Semiconductor
Common Stocks	$1,626,312	$—	$—	$—	$1,626,312	$—
Repurchase Agreements	—	—	24,000	—	24,000	—
Swap Agreements	—	—	—	(120)	—	(120)
Total	$1,626,312	$—	$24,000	$(120)	$1,650,312	$(120)

ProFund VP Technology
Common Stocks	$22,399,339	$—	$—	$—	$22,399,339	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Swap Agreements	—	—	—	(192)	—	(192)
Total	$22,399,339	$—	$13,000	$(192)	$22,412,339	$(192)

ProFund VP Telecommunications
Common Stocks	$5,049,616	$—	$—	$—	$5,049,616	$—
Repurchase Agreements	—	—	103,000	—	103,000	—
Swap Agreements	—	—	—	(696)	—	(696)
Total	$5,049,616	$—	$103,000	$(696)	$5,152,616	$(696)

ProFund VP Utilities
Common Stocks	$42,412,200	$—	$—	$—	$42,412,200	$—
Total	$42,412,200	$—	$—	$—	$42,412,200	$—

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$18,478,766	$—	$18,478,766	$—
Repurchase Agreements	—	—	31,986,000	—	31,986,000	—
Swap Agreements	—	—	—	(2,776,058)	—	(2,776,058)
Total	$—	$—	$50,464,766	$(2,776,058)	$50,464,766	$(2,776,058)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$28,918,000	$—	$28,918,000	$—
Futures Contracts	—	4,780	—	—	—	4,780
Swap Agreements	—	—	—	1,825,274	—	1,825,274
Total	$—	$4,780	$28,918,000	$1,825,274	$28,918,000	$1,830,054

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,277,000	$—	$1,277,000	$—
Futures Contracts	—	2,764	—	—	—	2,764
Forward Currency Contracts	—	—	—	12,738	—	12,738
Total	$—	$2,764	$1,277,000	$12,738	$1,277,000	$15,502

ProFund VP Money Market
Repurchase Agreements	$—	$—	$121,229,000	$—	$121,229,000	$—
Total	$—	$—	$121,229,000	$—	$121,229,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.              Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either a -2x or 2x multiplier or a -1.25x or 1.25x multiplier, a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. A significant portion of assets invested in the ProFund VP come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet it contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

In the normal course of business, a ProFund VP enters into ISDA agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation or inverse correlation with its underlying benchmark.

5.              Federal Income Tax Information

At March 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$68,674,340	$24,391,389	$(8,782,623)	$15,608,766
ProFund VP Mid-Cap	16,633,000	—	—	—
ProFund VP Small-Cap	8,693,602	206,928	(91,931)	114,997
ProFund VP Dow 30	6,187,000	—	—	—
ProFund VP NASDAQ-100	56,624,307	15,221,104	(3,107,816)	12,113,288
ProFund VP Large-Cap Value	34,286,955	8,115,691	(9,328,407)	(1,212,716)
ProFund VP Large-Cap Growth	25,352,270	12,388,634	(3,569,987)	8,818,647
ProFund VP Mid-Cap Value	31,168,303	7,995,603	(5,297,554)	2,698,049
ProFund VP Mid-Cap Growth	36,958,029	13,299,585	(4,661,778)	8,637,807
ProFund VP Small-Cap Value	26,046,659	6,904,514	(5,223,539)	1,680,975
ProFund VP Small-Cap Growth	29,428,733	10,598,032	(4,777,914)	5,820,118
ProFund VP Asia 30	42,529,107	21,233,987	(14,215,784)	7,018,203
ProFund VP Europe 30	29,717,474	7,220,952	(7,101,507)	119,445
ProFund VP International	7,087,000	—	—	—
ProFund VP Emerging Markets	23,942,847	2,232,310	(1,532,719)	699,591
ProFund VP Japan	16,038,000	—	—	—
ProFund VP UltraBull	27,354,542	2,357,438	(547,037)	1,810,401
ProFund VP UltraMid-Cap	25,654,248	5,202,871	(1,830,630)	3,372,241
ProFund VP UltraSmall-Cap	36,517,657	946,851	(243,322)	703,529
ProFund VP UltraNASDAQ-100	36,373,903	10,681,924	(2,821,011)	7,860,913
ProFund VP Bear	21,680,000	—	—	—
ProFund VP Short Mid-Cap	1,412,000	—	—	—
ProFund VP Short Small-Cap	4,709,000	—	—	—
ProFund VP Short Dow 30	66,000	—	—	—
ProFund VP Short NASDAQ-100	5,646,000	—	—	—
ProFund VP Short International	1,587,000	—	—	—
ProFund VP Short Emerging Markets	1,791,000	—	—	—
ProFund VP UltraShort Dow 30	299,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,197,000	—	—	—
ProFund VP Banks	9,824,671	1,783,018	(4,337,821)	(2,554,803)
ProFund VP Basic Materials	28,286,225	17,594,247	(12,651,249)	4,942,998
ProFund VP Biotechnology	7,898,699	4,448,518	(1,592,003)	2,856,515
ProFund VP Consumer Goods	14,047,027	7,378,472	(2,297,912)	5,080,560
ProFund VP Consumer Services	24,024,639	5,789,393	(1,125,086)	4,664,307
ProFund VP Financials	40,077,136	11,029,152	(12,402,787)	(1,373,635)
ProFund VP Health Care	22,197,095	12,386,624	(4,930,642)	7,455,982
ProFund VP Industrials	14,531,026	5,901,606	(2,388,532)	3,513,074
ProFund VP Internet	6,493,665	3,414,264	(659,891)	2,754,373
ProFund VP Oil & Gas	39,253,974	39,022,022	(7,815,563)	31,206,459
ProFund VP Pharmaceuticals	10,340,335	2,957,655	(1,528,997)	1,428,658
ProFund VP Precious Metals	93,945,000	—	—	—
ProFund VP Real Estate	16,147,277	9,031,255	(3,572,074)	5,459,181
ProFund VP Semiconductor	1,345,532	762,164	(457,384)	304,780
ProFund VP Technology	15,163,363	10,306,446	(3,057,470)	7,248,976
ProFund VP Telecommunications	5,087,440	1,588,405	(1,523,229)	65,176
ProFund VP Utilities	31,675,627	15,519,667	(4,783,094)	10,736,573
ProFund VP U.S. Government Plus	51,724,680	—	(1,259,914)	(1,259,914)
ProFund VP Rising Rates Opportunity	28,918,000	—	—	—
ProFund VP Falling U.S. Dollar	1,277,000	—	—	—
ProFund VP Money Market	121,229,000	—	—	—

6.              Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2012 (unaudited)

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	May 24, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 24, 2012

* Print the name and title of each signing officer under his or her signature.